                              SBL FUND

                              SEMI-ANNUAL
                              REPORT

                              JUNE 30, 2002

                              *       Series A        (Page 78)
                                      (Equity Series)
                              *       Series B        (Page 64)
                                      (Large Cap Value Series)
                              *       Series C        (Page 19)
                                      (Money Market Series)
                              *       Series D        (Page 61)
                                      (Global Series)
                              *       Series E        (Page 6)
                                      (Diversified Income Series)
                              *       Series G        (Page 84)
                                      (Large Cap Growth Series)
                              *       Series H        (Page 68)
                                      (Enhanced Index Series)
                              *       Series I        (Page 24)
                                      (International Series)
                              *       Series J        (Page 81)
                                      (Mid Cap Growth Series)
                              *       Series K        (Page 12)
                                      (Global Strategic Income Series)
                              *       Series L        (Page 86)
                                      (Capital Growth Series)
                              *       Series M        (Page 56)
                                      (Global Total Return Series)
                              *       Series N        (Page 30)
                                      (Managed Asset Allocation Series)
                              *       Series O        (Page 27)
                                      (Equity Income Series)
                              *       Series P        (Page 21)
                                      (High Yield Series)
                              *       Series Q        (Page 3)
                                      (Small Cap Value Series)
                              *       Series S        (Page 76)
                                      (Social Awareness Series)
                              *       Series T        (Page 88)
                                      (Technology Series)
                              *       Series V        (Page 10)
                                      (Mid Cap Value Series)
                              *       Series W        (Page 47)
                                      (Main Street Growth and
                                        Income(R) Series)
                              *       Series X        (Page 66)
                                      (Small Cap Growth Series)
                              *       Series Y        (Page 83)
                                      (Select 25 Series)

                   Security Distributors, Inc.
                   A Member of The Security Benefit
                   Group of Companies

COMMENTARY FROM THE CHAIRMAN OF THE BOARD
August 15, 2002

John Cleland
Chairman of the Board

TO OUR CONTRACTHOLDERS:

The last six months have proven to be a difficult time for investors.
Geo-political problems around the world, with the Indian/Pakistani conflict, the
Arab/Israeli crisis and the continuation of the war on terrorism, have created an unfavorable backdrop for financial markets.

Perhaps more importantly, however, is the crisis in confidence on the part of investors from the fallout of the Enron and Arthur Anderson debacle. With the bankruptcy filing of Adelphia and WorldCom, resulting from questionable activities on the part of senior management, many investors are doubting the honesty of Wall Street and the believability of financial statements provided by independent auditors. And against this backdrop of negative news, the markets have continued to decline: a retreat that has lasted now for 2 1/2 years.

But it does seem to us that there is light at the end of the tunnel, and we do not believe it to be another oncoming train. Economic growth continues to provide us with expectations that corporate earnings should begin to improve over the remainder of the year, and into 2003 as well. While the pace of this economic expansion does not appear to be extraordinarily robust, it does appear to be solid. It is extending to new investment spending on the part of major companies that appear to have come to the end of the inventory correction cycle.
Since corporate earnings growth is one of the principle factors that ultimately impact stock prices, we expect to see an improving market environment over the remainder of this year. Secondly, the markets have declined to a level now where valuations are becoming attractive on a fundamental basis.

Finally, by historic standards, the duration of this bear market has lasted longer than we would have expected. One must go back to 1941 to find a period when the market declined for three consecutive calendar years. If for no other reason, we would expect that time, as always, remains on the side of the investor.

This is a period that has tried the patience of all market participants. But we are reminded of past periods of market declines, which have always been followed by significant market advances. No one can predict an exact market bottom, but for those who have been following a dollar cost averaging strategy*, we expect the benefits of this approach to become apparent before much longer.

It is our belief that democracy and the free market system remain the best the world has known. Over time, investors benefit from the fruits produced from this combination, and we remain, as always, optimistic about the future.

Sincerely,

John Cleland
Chairman, The Security Funds

*Dollar cost averaging does not assure profit or protect against loss in a declining market.

--------------------------------------------------------------------------------
                                       1

COMMENTARY FROM THE PRESIDENT
August 15, 2002

James R. Schmank,
President

TO OUR CONTRACTHOLDERS:

As Chairman John Cleland points out in his letter, the continuing market environment has proven difficult for investors-seasoned professionals and novice alike. The conflict in the Middle-East, the continuing impact of terrorism concerns, poor corporate earnings resulting from months of a weak economy, and the unexpected impact of corporate scandals have all been a detriment to the markets and consumer confidence. Despite all this negativity, we see the economy strengthening, and conditions slowly improving for global businesses. But those conditions have not yet generated the kind of enthusiasm that will help the markets reflect a more positive attitude and valuations.

We expect economic and business conditions to continue to improve. The Fed seems intent on keeping interest rates low in the near term to provide continuing stimulus. Indications suggest that corporate earnings are beginning to firm, and we expect to see improvement begin to show and bolster consumer attitudes. We believe in the financial markets, and in the value of holding diversified portfolio securities, and we expect a more positive environment to develop over the next 12 months.

WHAT TO DO IN THESE TIMES
It is times like these that point us back to the fundamentals of investing. It is more important than ever to identify an investment time frame and consider the appropriateness of portfolio strategy and goals. Remember that investment success occurs over long periods of time. Market cycles typically occur over five-year periods or more.

Once your plan is determined and a time horizon set, stick with the plan and don't become discouraged as the market ebbs and flows along its way over the market cycle. Remember, investments made during market lows should reap larger benefits when the markets rebound.

ROLE OF INDEPENDENT REPRESENTATIVES
In times like these, we are particularly proud of the financial representatives who help us to serve you, our customers, by building portfolios that can help temper these environments. We encourage you, as always, to contact your financial representative on a regular basis to discuss your portfolio strategy, and to be sure that it remains appropriately diversified during these market cycles.

As always, we appreciate your confidence in us, and we thank you for choosing the Security Funds for your continued investments.

Sincerely,

James R. Schmank
President, The Security Funds

--------------------------------------------------------------------------------
                                       2

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES Q (SMALL CAP VALUE)
                                                       NUMBER       MARKET
COMMON STOCKS                                         OF SHARES     VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.6%
Armor Holdings, Inc.*(1) .........................       19,640   $  500,820

AIR FREIGHT & COURIERS - 0.6%
EGL, Inc.* .......................................       27,000      457,920

AIRLINES - 0.4%
Linea Aerea National Chile S.A. ..................       63,200      324,848

APPAREL RETAIL - 1.1%
American Eagle Outfitters, Inc.*(1) ..............       20,000      422,800
Too, Inc.*(1) ....................................       13,200      406,560
                                                                  ----------
                                                                     829,360
APPLICATION SOFTWARE - 2.8%
Evans & Sutherland Company
   Corporation* ..................................       37,200      288,300
IDX Systems Corporation*(1) ......................       77,500    1,009,050
JDA Software Group, Inc.*(1) .....................        6,000      169,560
Lightbridge, Inc.*(1) ............................       87,500      718,375
                                                                  ----------
                                                                   2,185,285

AUTO PARTS & EQUIPMENT - 2.0%
Dura Automotive Systems, Inc.*(1) ................       34,500      715,875
Tower Automotive, Inc.*(1) .......................       63,900      891,405
                                                                  ----------
                                                                   1,607,280

BANKS - 1.9%
Hibernia Corporation .............................       77,500    1,533,725

BIOTECHNOLOGY - 0.5%
OraSure Technologies, Inc.* ......................       65,300      424,450

BUILDING PRODUCTS - 0.3%
York International Corporation(1) ................        6,500      219,635

CATALOG RETAIL - 0.9%
dELiA*s Corporation* .............................       76,600      390,660
J. Jill Group, Inc.*(1) ..........................        9,400      356,730
                                                                  ----------
                                                                     747,390

COMPUTER STORAGE & PERIPHERALS - 0.5%
Iomega Corporation* ..............................       32,520      417,882

CONSTRUCTION & ENGINEERING - 2.1%
Chicago Bridge & Iron Company
   N.V ...........................................       59,800    1,685,762

CONSTRUCTION MATERIALS - 0.7%
U.S. Concrete, Inc.* .............................       81,400      534,798

CONSUMER FINANCE - 0.8%
World Acceptance Corporation* ....................       78,630      660,492

DATA PROCESSING SERVICES - 1.3%
Pegasus Solutions, Inc.* .........................       59,400    1,039,500

DIVERSIFIED CHEMICALS - 2.3%
Calgon Carbon Corporation ........................      134,300    1,128,120
FMC Corporation*(1) ..............................       21,400      645,638
                                                                  ----------
                                                                   1,773,758

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 1.9%
ABM Industries, Inc. .............................       30,200   $  524,272
Navigant Consulting, Inc.* .......................       86,170      602,328
Wackenhut Corrections
   Corporation* ..................................       24,800      371,256
                                                                  ----------
                                                                   1,497,856

ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Encore Wire Corporation*(1) ......................       52,500      747,075
Spectrian Corporation*(1) ........................       15,500      160,735
                                                                  ----------
                                                                     907,810

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
Coherent, Inc.* ..................................       45,500    1,344,025
Richardson Electronics, Ltd. .....................       19,600      210,308
Rofin-Sinar Technologies, Inc.* ..................       44,960      409,136
                                                                  ----------
                                                                   1,963,469

EMPLOYMENT SERVICES - 1.5%
Gevity HR, Inc. ..................................       34,790      137,768
Kforce, Inc. .....................................       82,400      490,280
MPS Group, Inc.* .................................       47,100      400,350
                                                                  ----------
                                                                   1,028,398

ENVIRONMENTAL SERVICES - 2.2%
Headwaters, Inc.*(1) .............................       82,300    1,296,225
Tetra Tech, Inc.*(1) .............................       27,130      398,811
                                                                  ----------
                                                                   1,695,036

FERTILIZERS & AGRICULTURAL CHEMICALS - 1.6%
Agrium, Inc. .....................................      136,340    1,281,596

FOOTWEAR - 0.7%
Wolverine World Wide, Inc.(1) ....................       30,400      530,480

GENERAL MERCHANDISE STORES - 1.2%
ShopKo Stores, Inc.(1) ...........................       45,500      909,090

GOLD - 8.4%
Glamis Gold, Ltd.* ...............................      198,500    1,744,815
Goldcorp, Inc.(1) ................................      113,400    1,128,330
Harmony Gold Mining Company,
   Ltd.(1) .......................................      134,000    1,813,020
Meridian Gold, Inc.*(1) ..........................      119,500    1,917,975
                                                                  ----------
                                                                   6,604,140

HEALTH CARE DISTRIBUTORS & SERVICES - 1.6%
Gentiva Health Services, Inc.*(1) ................       37,200      334,428
Healthcare Services Group, Inc.* .................       13,800      216,936
Omnicare, Inc.(1) ................................       28,100      737,911
                                                                  ----------
                                                                   1,289,275

HEALTH CARE EQUIPMENT - 1.1%
Allied Healthcare Products, Inc.* ................       28,800      124,966
Applera Corporation - Applied
   Biosystems Group(1) ...........................       38,300      746,467
                                                                  ----------
                                                                     871,433
--------------------------------------------------------------------------------
                            3 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES Q (SMALL CAP VALUE) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES - 3.2%
Beverly Enterprises, Inc.* .......................      112,310   $  854,679
Manor Care, Inc.*(1) .............................       73,600    1,692,800
                                                                  ----------
                                                                   2,547,479

HOMEBUILDING - 0.1%
Technical Olympic USA, Inc.* .....................        6,700      106,329

INDUSTRIAL MACHINERY - 1.2%
Robbins & Myers, Inc. ............................        8,100      211,005
Unova, Inc.* .....................................       91,500      593,835
Valence Technology, Inc.* ........................       96,900      133,722
                                                                  ----------
                                                                     938,562

INTEGRATED TELECOMMUNICATION SERVICES - 0.9%
Broadwing, Inc.* .................................      172,500      448,500
Touch America Holdings, Inc.* ....................       98,400      270,600
                                                                  ----------
                                                                     719,100

INTERNET RETAIL - 0.4%
Overstock.com, Inc.* .............................       22,400      314,720

INTERNET SOFTWARE & SERVICES - 2.1%
EarthLink, Inc.*(1) ..............................      162,550    1,092,336
Net2Phone, Inc.*(1) ..............................      126,900      541,863
                                                                  ----------
                                                                   1,634,199

MANAGED HEALTH CARE - 0.2%
US Oncology, Inc.* ...............................       21,200      176,596

NETWORKING EQUIPMENT - 1.0%
Black Box Corporation*(1) ........................       18,780      764,909

OIL & GAS DRILLING - 2.8%
Helmerich & Payne, Inc.(1) .......................       34,550    1,234,126
Pride International, Inc.*(1) ....................       63,100      988,146
                                                                  ----------
                                                                   2,222,272

OIL & GAS EQUIPMENT & SERVICES - 8.3%
BJ Services Company(1) ...........................       12,400      420,112
Global Industries, Ltd.*(1) ......................      168,700    1,179,213
Key Energy Services, Inc.* .......................      149,400    1,555,254
Matrix Service Company* ..........................       31,800      270,936
Newpark Resources, Inc.* .........................      117,260      861,861
Oceaneering International, Inc.*(1) ..............       15,800      418,700
Petroleum Geo-Services ASA (PGS)
   ADR*(1) .......................................      177,800      640,080
Petroleum Helicopters, Inc.
   (Voting)* .....................................        5,700      190,608
Petroleum Helicopters, Inc.
   (Non-voting)* .................................       10,850      317,797
Smith International, Inc.*(1) ....................        6,900      470,511
Willbros Group, Inc.* ............................       12,600      214,200
                                                                  ----------
                                                                   6,539,272

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION - 11.7%
Forest Oil Corporation*(1) .......................       79,300   $2,244,983
Greka Energy Corporation* ........................       23,700      136,275
McMoRan Exploration
   Company* ......................................       82,410      354,363
Meridian Resource Corporation* ...................      123,890      460,871
Newfield Exploration
   Company*(1) ...................................       14,700      546,399
Noble Energy, Inc.(1) ............................       33,500    1,207,675
Patina Oil & Gas Corporation .....................       35,375      969,983
Pure Resources, Inc.* ............................       30,300      630,240
Range Resources Corporation ......................      244,600    1,369,760
Remington Oil & Gas
   Corporation* ..................................       21,400      426,288
Stone Energy Corporation*(1) .....................       22,700      913,675
                                                                  ----------
                                                                   9,260,512

PACKAGED FOODS - 0.1%
M&F Worldwide Corporation* .......................       24,300       92,340

PAPER PACKAGING - 0.8%
Chesapeake Corporation(1) ........................       23,660      622,968

PAPER PRODUCTS - 0.7%
Wausau-Mosinee Paper
   Corporation ...................................       47,800      575,990

PHARMACEUTICALS - 0.6%
Discovery Partners International* ................       72,900      478,224

PRECIOUS METALS & MINERALS - 2.3%
Apex Silver Mines, Ltd.*(1) ......................      124,100    1,799,450

PROPERTY & CASUALTY INSURANCE - 2.5%
Mercury General Corporation(1) ...................       33,900    1,644,150
ProAssurance Corporation* ........................       20,200      346,026
                                                                  ----------
                                                                   1,990,176

PUBLISHING & PRINTING - 1.4%
R.H. Donnelley Corporation* ......................       39,500    1,104,815

REAL ESTATE INVESTMENT TRUSTS - 0.3%
FBR Asset Investment
   Corporation ...................................        7,600      253,460

REINSURANCE - 0.2%
Vesta Insurance Group, Inc. ......................       32,190      137,773

RESTAURANTS - 0.3%
Luby's, Inc.* ....................................       32,900      208,915

SEMICONDUCTOR - 0.5%
Cirrus Logic, Inc.*(1) ...........................       51,200      383,488

SPECIALTY CHEMICALS - 3.3%
H.B. Fuller Company(1) ...........................       18,900      553,581
Intertape Polymer Group, Inc.* ...................       92,100    1,069,281
PolyOne Corporation ..............................       86,800      976,500
                                                                  ----------
                                                                   2,599,362
--------------------------------------------------------------------------------
                            4 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES Q (SMALL CAP VALUE) (CONTINUED)
                                                      PRINCIPAL
                                                      AMOUNT OR
                                                        NUMBER      MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
SPECIALTY STORES - 1.1%
Sharper Image Corporation*(1) ....................       42,700   $  860,405

STEEL - 3.1%
Carpenter Technology
   Corporation ...................................       21,800      628,058
GrafTech International, Ltd.* ....................        9,790      120,417
Ipsco, Inc. ......................................       26,100      418,383
Roanoke Electric Steel
   Corporation ...................................       11,400      176,016
Steel Dynamics, Inc.* ............................       12,750      209,993
United States Steel Corporation(1) ...............       46,390      922,697
                                                                  ----------
                                                                   2,475,564

SYSTEMS SOFTWARE - 0.3%
Cray, Inc.* ......................................       50,900      222,942

TELECOMMUNICATIONS EQUIPMENT -0.3%
Avici Systems, Inc.* .............................      128,700      129,987
Tellium, Inc.* ...................................       97,200       90,396
                                                                  ----------
                                                                     220,383

TEXTILES - 0.4%
DHB Industries, Inc.* ............................       62,700      313,500

TRUCKING - 0.4%
Covenant Transport, Inc.* ........................       14,900      316,625

UNIT INVESTMENT TRUST - 1.6%
iShares Russell 2000 Index Fund ..................        9,050      823,550
iShares Russell 2000 Value Index
   Fund ..........................................        3,450      470,580
                                                                  ----------
                                                                   1,294,130
                                                                  ----------
   Total common stocks - 94.8% ................................   74,695,948

OPTIONS PURCHASED - 0.0%
------------------------
Shopko Stores, Inc. Call Option,
   expires 12-20-02 -
   strike price 25.00 ............................           10          950

REPURCHASE AGREEMENT - 5.9%
---------------------------
State Street, 0.65%, 07-01-02
   (Collateralized by FHLMC, 2.21%,
   11-26-02 with a value of
   $4,790,984) ...................................   $4,692,431    4,692,431
                                                                 -----------
   Total investments - 100.7% .................................   79,389,329
   Liabilities, less cash and other assets - (0.7%) ...........     (570,112)
                                                                 -----------
   Total net assets - 100.0% ..................................  $78,819,217
                                                                 ===========

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security

(1)Security is segregated as collateral for futures, options, or forward contracts.

--------------------------------------------------------------------------------
                            5 SEE ACCOMPANYING NOTES

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS                                        AMOUNT       VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.4%
United Technologies Corporation,
   6.35% - 2011 ..................................   $  650,000   $  683,313

AIRLINES - 1.3%
Continental Airlines,
   7.434% - 2004 .................................      650,000      600,568
Delta Airlines, 7.57% - 2010 .....................      650,000      697,347
Southwest Airlines Company,
   7.875% - 2007 .................................      700,000      790,125
                                                                  ----------
                                                                   2,088,040

BANKING - 3.9%
Abbey National plc,
   6.69% - 2005 ..................................      725,000      772,125
Bank of America Corporation,
   7.8% - 2010 ...................................      650,000      727,376
Bank of New York, Inc.,
   6.50% - 2003 ..................................       25,000       26,313
BCH Cayman Islands, Ltd.,
   7.70% - 2006 ..................................      700,000      753,375
Den Danske Bank 144A,
   7.40% - 2010 ..................................      800,000      877,000
Key Bank N.A., 7.00% - 2011 ......................      700,000      738,602
PNC Funding Corporation,
   7.75% - 2004 ..................................      600,000      642,750
Regions Financial Corporation,
   7.00% - 2011 ..................................    1,000,000    1,070,798
Washington Mutual Capital I,
   8.375% - 2027 .................................      700,000      738,500
                                                                  ----------
                                                                   6,346,839

BASIC INDUSTRY - OTHER - 0.6%
Pioneer Hi Bred International, Inc.,
   5.75% - 2009 ..................................    1,000,000    1,000,000

BEVERAGES - 1.3%
Anheuser-Busch Companies, Inc.,
   7.10% - 2007 ..................................      775,000      829,250
Coca-Cola Company,
   5.75% - 2011 ..................................      650,000      659,710
Fosters Brewing Group,
   6.875% - 2011 .................................      650,000      688,456
                                                                  ----------
                                                                   2,177,416

BROKERAGE - 1.6%
Credit Suisse First Boston USA, Inc.,
   6.125% - 2011 .................................      600,000      589,412
Legg Mason, Inc., 6.75% - 2008 ...................      650,000      686,879
Merrill Lynch & Company,
   5.70% - 2004 ..................................      650,000      673,563
Waddell & Reed Financial, Inc.,
   7.50% - 2006 ..................................      650,000      694,329
                                                                  ----------
                                                                   2,644,183

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
BUILDING MATERIALS - 0.7%
Vulcan Materials Company,
   5.75% - 2004 ..................................   $1,100,000   $1,138,500

CHEMICALS - 0.4%
PPG Industries Inc.,
   7.40% - 2019 ..................................      650,000      632,125

CONGLOMERATES - 0.7%
CRH America Inc.
   6.95% - 2012 ..................................      600,000      631,029
Tyco International, Ltd.,
   7.00% - 2028 ..................................      650,000      461,013
                                                                  ----------
                                                                   1,092,042

CONSUMER CYCLICALS - OTHER - 0.0%
American ECO Corporation,
   9.625% - 2008* ................................      500,000           50

CONSUMER NONCYCLICALS - OTHER - 0.4%
Eli Lilly & Company,
   7.125% - 2025 .................................      650,000      707,018

ELECTRIC UTILITIES - 2.2%
Calpine Corporation,
   8.75% - 2007 ..................................      500,000      350,000
CMS Energy Corporation,
   6.75% - 2004 ..................................      500,000      375,000
Dominion Resources Inc.,
   7.40% - 2002 ..................................      650,000      655,688
Duke Capital Corporation,
   8.00% - 2019 ..................................      700,000      788,375
East Coast Power LLC:
   6.737% - 2008 .................................      154,389      154,137
   7.066% - 2012 .................................      195,000      183,961
National Rural Utilities,
   5.50% - 2005 ..................................      700,000      720,125
Progress Energy, Inc.,
   6.55% - 2004 ..................................      300,000      312,375
                                                                  ----------
                                                                   3,539,661

ENERGY - INTEGRATED - 0.9%
Conoco, Inc., 6.95% - 2029 .......................      650,000      664,625
PanCanadian Petroleum,
   6.30% - 2011 ..................................      750,000      753,854
                                                                  ----------
                                                                   1,418,479

ENERGY - OTHER - 0.1%
P&L Coal Holdings Corporation,
   8.875% - 2008 .................................      222,000      233,655

ENTERTAINMENT - 0.4%
Time Warner Entertainment,
   10.15% - 2012 .................................      500,000      571,250

FINANCIAL COMPANIES -
   CAPTIVE CONSUMER - 1.6%
Ford Motor Credit Company,
   6.50% - 2007 ..................................      600,000      650,594
Ford Motor Credit Company,
   5.80% - 2009 ..................................      650,000      564,120

--------------------------------------------------------------------------------
                             6 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME) (CONTINUED)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
FINANCIAL COMPANIES -
   CAPTIVE CONSUMER (CONTINUED)
General Motors Acceptance
   Corporation, 5.80% - 2003 .....................   $  650,000   $  663,963
General Motors Acceptance
   Corporation, 6.125% - 2006 ....................      650,000      659,201
                                                                  ----------
                                                                   2,537,878

FINANCIAL COMPANIES - NONCAPTIVE
   CONSUMER - 1.6%
Capital One Financial,
   8.75% - 2007 ..................................      600,000      604,438
Countrywide Capital,
   8.00% - 2026 ..................................      700,000      721,000
ERAC USA Finance Company,
   7.35% - 2008 ..................................      600,000      645,991
Household Netherlands BV,
   6.20% - 2003 ..................................      650,000      670,313
                                                                  ----------
                                                                   2,641,742

FINANCIAL COMPANIES - NONCAPTIVE
   DIVERSIFIED - 0.2%
CIT Group Holdings, Inc.,
   7.625% - 2005 .................................      350,000      344,750

FOOD - 0.2%
Kraft Foods, Inc., 5.625% - 2011 .................      300,000      297,295

GAMING - 0.2%
Park Place Entertainment,
   7.875% - 2005 .................................      300,000      300,750

HOME CONSTRUCTION - 0.8%
Centex Corporation,
   7.5% - 2012 ...................................      800,000      854,402
M.D.C. Holdings,
   8.375% - 2008 .................................      250,000      252,500
Oakwood Homes Corporation,
   8.125% - 2009 .................................      500,000      275,000
                                                                  ----------
                                                                   1,381,902

LODGING - 0.2%
HMH Properties, 7.875% - 2008 ....................      300,000      285,750

MEDIA - CABLE - 1.2%
Adelphia Communications, Inc.,
   9.50% - 2004* .................................       43,388       17,355
Cox Communications Inc.,
   6.75% - 2011 ..................................      600,000      535,229
Jones Intercable, Inc.,
   7.625% - 2008 .................................      500,000      521,128
Lenfest Communications, Inc.,
   10.50% - 2006 .................................      500,000      567,500
Rogers Cablesystems, Ltd.,
   9.625% - 2002 .................................      325,000      321,750
                                                                  ----------
                                                                   1,962,962

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
MEDIA - NON-CABLE - 0.9%
K-III Communications Corporation,
   10.25% - 2004 .................................   $  555,000   $  471,750
USA Networks, 6.75% - 2005 .......................      325,000      336,183
Viacom Inc., 5.625% - 2007 .......................      600,000      614,304
                                                                  ----------
                                                                   1,422,237

OIL FIELD SERVICES - 1.3%
Devon Financing Corporation, ULC.,
   6.875% - 2011 .................................      600,000      624,862
Duke Energy Field Services,
   7.50% - 2005 ..................................      700,000      744,625
Transocean Offshore, Inc.,
   8.00% - 2027 ..................................      700,000      748,125
                                                                  ----------
                                                                   2,117,612

PAPER PRODUCTS - 0.4%
MeadWestvaco Corporation,
   6.85% - 2012 ..................................      600,000      629,921

INSURANCE PROPERTY & CASUALTY - 0.8%
General Electric Global Insurance,
   7.00% - 2026 ..................................      700,000      708,750
Nationwide Mutual Insurance,
   8.25% - 2031 ..................................      650,000      678,068
                                                                  ----------
                                                                   1,386,818

PIPELINES - 0.4%
El Paso Corporation,
   7.75% - 2032 ..................................      650,000      602,771

REAL ESTATE INVESTMENT TRUSTS - 0.4%
EOP Operating LP,
   7.375% - 2003 .................................      650,000      680,063

RETAILERS - 1.2%
Federated Department Stores,
   8.50% - 2003 ..................................      700,000      732,375
Tandy Corporation, 6.95% - 2007 ..................      750,000      786,563
Zale Corporation, 8.50% - 2007 ...................      375,000      380,625
                                                                  ----------
                                                                   1,899,563

SUPERMARKETS - 0.5%
Safeway, Inc., 6.50% - 2008 ......................      700,000      739,375

TECHNOLOGY - 1.4%
Electronic Data Systems,
   7.125% - 2009 .................................    1,000,000    1,073,750
Pitney Bowes, Inc.,
   5.875% - 2006 .................................      650,000      684,125
Science Applications Int.,
   6.25% - 2012 ..................................      600,000      595,597
                                                                  ----------
                                                                   2,353,472

TELECOMMUNICATIONS - 1.2%
GTE Corporation, 7.51% - 2009 ....................    1,000,000    1,028,750
Pacific Bell, 7.125% - 2026 ......................      600,000      632,201
Mastec, Inc., 7.75% - 2008 .......................      200,000      182,000
WorldCom, Inc., 7.75% - 2027 .....................      500,000       75,000

--------------------------------------------------------------------------------
                            7 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME) (CONTINUED)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------

                                                                  ----------
                                                                   1,917,951

TOBACCO - 0.3%
Dimon, Inc., 8.875% - 2006 .......................   $  400,000   $  408,000

WIRELESS - 0.4%
Vodafone Group plc,
   7.625% - 2005 .................................      650,000      692,250
                                                                  ----------
   Total corporate bonds - 30.1% ..............................   48,875,633

MORTGAGE BACKED SECURITIES
--------------------------
U.S. GOVERNMENT AGENCIES - 19.2%
Federal Home Loan Mortgage Corporation:
   FHR 188 H, 7.00% - 2021
      CMO ........................................       10,908       11,343
   FHLMC C01079,
     7.50% - 2030 ................................      532,342      559,508
   FHLMC C44050,
      7.00% - 2030 ...............................      956,223      991,534
   FHLMC C01172,
      6.50% - 2031 ...............................    1,706,609    1,743,458
   FHLMC C01210,
      6.50% - 2031 ...............................    1,816,797    1,856,129
   FHLMC C50964,
      6.50% - 2031 ...............................    1,755,266    1,793,166
   FHLMC C50967,
      6.50% - 2031 ...............................    1,038,019    1,060,491
   FHLMC C01277,
      7.00% - 2031 ...............................    2,122,474    2,200,844
   FHLMC C01287,
      6.50% - 2032 ...............................    2,440,152    2,492,839
   FHLMC C01292,
      6.00% - 2032 ...............................    2,468,323    2,466,294
   FHLMC C62801,
      6.00% - 2032 ...............................    1,974,917    1,973,293

Federal National Mortgage Association:
   FNCL #551262,
      7.50% - 2030 ...............................      229,662      241,143
   FNR 1990-68 J,
      6.95% - 2020 ...............................       32,777       34,829
   FNR 1990-103 K,
      7.50% - 2020 ...............................        8,203        8,804
   FNMA #252874,
      7.50% - 2029 ...............................      384,935      404,324
   FNMA #252806,
      7.50% - 2029 ...............................    1,057,313    1,110,507
   FNMA #190307,
      8.00% - 2030 ...............................      493,116      523,669
   FNMA #253356,
      8.00% - 2030 ...............................      561,105      595,873
   FNMA #535277,
      7.00% - 2030 ...............................    1,154,604    1,197,067
   FNMA #541735,
      8.00% - 2030 ...............................      356,361      378,442

MORTGAGE BACKED                                       PRINCIPAL     MARKET
SECURITIES (CONTINUED)                                 AMOUNT       VALUE
--------------------------------------------------------------------------------
   FNMA #535838,
      6.50% - 2031 ...............................    1,498,720    1,530,144

Federal National Mortgage Association:
   (continued)
   FNMA #585348,
      6.50% - 2031 ...............................   $1,793,255   $1,830,854
   FNMA #591381,
      6.50% - 2031 ...............................    1,890,776    1,930,420
   FNMA #254198,
      6.00% - 2032 ...............................    2,171,248    2,168,280
   FNMA #254346,
      6.50% - 2032 ...............................    1,994,588    2,036,408
                                                                  ----------
                                                                  31,139,663

U.S. GOVERNMENT SECURITIES - 11.9%
Government National Mortgage Association:
   GNMA #39238,
      9.50% - 2009 ...............................       26,415       29,309
   GNMA #301465,
      9.00% - 2021 ...............................       41,966       46,267
   GNMA #305617,
      9.00% - 2021 ...............................       79,822       88,004
   GNMA #313107,
      7.00% - 2022 ...............................      737,344      772,685
   GNMA #352022,
      7.00% - 2023 ...............................      698,523      731,758
   GNMA #369303,
      7.00% - 2023 ...............................      702,601      736,031
   GNMA #780454,
      7.00% - 2026 ...............................    1,125,635    1,174,521
   GNMA #462680,
      7.00% - 2028 ...............................    1,189,188    1,238,064
   GNMA #482668,
      7.00% - 2028 ...............................    1,233,272    1,283,959
   GNMA #494109,
      7.50% - 2029 ...............................      866,933      915,793
   GNMA #510704,
      7.50% - 2029 ...............................      498,095      526,168
   GNMA #518436,
      7.25% - 2029 ...............................      494,454      519,943
   GNMA #781079,
      7.50% - 2029 ...............................      442,264      467,261
   GNMA #479229,
      8.00% - 2030 ...............................      250,756      267,121
   GNMA #479232,
      8.00% - 2030 ...............................      570,945      608,205
   GNMA #508342,
      8.00% - 2030 ...............................      804,650      857,161
   GNMA #538285,
      6.50% - 2031 ...............................    1,939,983    1,983,178
   GNMA #561561,
      6.50% - 2031 ...............................    1,943,965    1,987,426
   GNMA #564472,
      6.50% - 2031 ...............................    1,968,615    2,012,627

--------------------------------------------------------------------------------
                            8 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES E (DIVERSIFIED INCOME) (CONTINUED)

MORTGAGE BACKED                                       PRINCIPAL     MARKET
SECURITIES (CONTINUED)                                 AMOUNT       VALUE
--------------------------------------------------------------------------------
   GNMA #552324,
      6.50% - 2032 ...............................    1,942,010    1,985,239

Government National Mortgage Association:
   (continued)
   GNMA II #181907,
      9.50% - 2020 ...............................   $  108,991   $  121,587
   GNMA II #2445,
      8.00% - 2027 ...............................      433,724      461,092
   GNMA II #2909,
      8.00% - 2030 ...............................      398,080      422,335
                                                                  ----------
                                                                  19,235,734

NON-AGENCY SECURITIES -1.4%
Chase Commercial Mortgage Securities Corporation:
   1997-1B, 7.37% - 2007 CMO .....................    1,500,000    1,645,529
   1998-1B, 6.56% - 2008 CMO .....................      500,000      533,362
Global Rate Eligible Asset Trust,
   7.33% - 2006 ..................................      813,045       24,147
                                                                  ----------
                                                                   2,203,038
                                                                  ----------
   Total mortgage backed securities - 32.4% ...................   52,578,435

U.S AGENCY BONDS & NOTES - 12.9%
--------------------------------
Federal Farm Credit Bank,
   5.45% - 2013 ..................................    1,000,000      992,785
Federal Home Loan Bank:
   6.375% - 2006 .................................      900,000      973,476
   5.20% - 2008 ..................................    2,000,000    2,024,280
Federal Home Loan Mortgage
     Corporation, 6.25% - 2004 ...................    2,000,000    2,127,500
Federal National Mortgage Association:
   FNMA, 6.50% -2004 .............................    2,020,000    2,156,370
   FNMA, 7.125% - 2005 ...........................    2,000,000    2,180,170
   FNMA, 6.00% - 2008 ............................      850,000      905,717
   FNMA, 7.25% - 2010 ............................    2,000,000    2,266,860
   FNMA, 5.50% - 2011 ............................    3,500,000    3,550,529
   FNMA, 6.625% - 2030 ...........................    1,500,000    1,583,697
   FNMA, 7.125% - 2030 ...........................    2,000,000    2,239,622
                                                                  ----------
   Total U.S. agency bonds & notes - 12.9% ....................   21,001,006

U.S. GOVERNMENT SECURITIES - 22.2%
----------------------------------
U.S. Treasury Bonds:
   6.25% - 2023 ..................................    1,750,000    1,874,985
   7.125% - 2023 .................................    2,000,000    2,354,040
   6.50% - 2026 ..................................    1,000,000    1,105,880
   5.375% - 2031 .................................    1,000,000      979,219
U.S. Treasury Notes:
   3.25% - 2004 ..................................    6,500,000    6,549,764
   7.25% - 2004 ..................................    1,000,000    1,087,650
   5.75% - 2005 ..................................    1,000,000    1,067,500
   6.50% - 2005 ..................................    2,000,000    2,178,120
   3.50% - 2006 ..................................    8,500,000    8,348,598
   4.625% - 2006 .................................    2,000,000    2,060,000
   6.25% - 2007 ..................................    1,750,000    1,914,902
   5.00% - 2011 ..................................    2,500,000    2,534,722

                                                      PRINCIPAL     MARKET
REPURCHASE AGREEMENT                                   AMOUNT       VALUE
--------------------------------------------------------------------------------
   4.875% - 2012 .................................    4,000,000    4,015,000
                                                                  ----------
   Total U.S. government securities - 22.2% ...................   36,070,380

REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 1.60%,
   07-01-02 (Collateralized by
   U.S. Treasury Bill, 07-05-02
   with a value of $235,923) .....................   $  231,000 $    231,000
                                                                ------------
   Total investments - 97.8% ..................................  158,756,454
   Cash and other assets, less liabilities - 2.2% .............    3,552,122
                                                                ------------
   Total net assets - 100.0% .................................. $162,308,576
                                                                ============

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security
--------------------------------------------------------------------------------
                            9 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES V (MID CAP VALUE)
                                                      PRINCIPAL
                                                      AMOUNT OR
                                                        NUMBER      MARKET
CONVERTIBLE BONDS                                     OF SHARES     VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MACHINERY - 2.7%
Shaw Group, Inc., 0.00% - 2021(2) ................   $9,000,000   $5,141,250

TELECOMMUNICATIONS - 0.8%
Ciena Corporation, 3.75% - 2008 ..................   $2,750,000    1,619,063
                                                                  ----------
   Total convertible bonds - 3.5% ................                 6,760,313

PREFERRED STOCK - 1.0%
----------------------
OIL & GAS EXPLORATION & PRODUCTION
Callon Petroleum Company* ........................       92,000    1,890,600

COMMON STOCKS
-------------
AGRICULTURAL PRODUCTS - 3.0%
Archer-Daniels-Midland
   Company .......................................      260,000    3,325,400
Sylvan, Inc.* ....................................      184,200    2,394,600
                                                                  ----------
                                                                   5,720,000

APPAREL & ACCESSORIES - 0.8%
Kellwood Company(1) ..............................       50,000    1,625,000

APPLICATION SOFTWARE - 1.5%
Captaris, Inc.* ..................................       10,000       29,500
JDA Software Group, Inc.*(1) .....................       75,000    2,119,500
LightSpan, Inc.* .................................      436,150      758,901
                                                                  ----------
                                                                   2,907,901

AUTO PARTS & EQUIPMENT - 0.8%
Modine Manufacturing Company .....................       53,500    1,315,030
Motorcar Parts & Accessories,
   Inc.* .........................................       54,000      216,540
                                                                  ----------
                                                                   1,531,570

BANKS - 5.6%
Commerce Bancshares, Inc. ........................       30,000    1,327,200
Mercantile Bankshares
   Corporation ...................................       60,700    2,490,521
Net.B@nk, Inc.* ..................................      270,730    3,154,004
Wilmington Trust Corporation .....................       39,000    1,189,500
Zions Bancorporation .............................       50,600    2,636,260
                                                                  ----------
                                                                  10,797,485

BROADCASTING & CABLE TV - 0.8%
Cinar Corporation (Cl. B)* .......................      118,000      330,400
Emmis Communications
   Corporation* ..................................       54,000    1,144,260
                                                                  ----------
                                                                   1,474,660

CATALOG RETAIL - 2.3%
Coldwater Creek, Inc.* ...........................      183,500    4,477,400

COMMERCIAL PRINTING - 1.3%
Banta Corporation ................................       72,000    2,584,800

COMPUTER STORAGE & PERIPHERALS - 0.4%
SanDisk Corporation* .............................       68,800      853,120

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 5.4%
Chicago Bridge & Iron Company
   N.V ...........................................      136,200  $ 3,839,478
Shaw Group, Inc.* ................................      212,800    6,532,960
                                                                 -----------
                                                                  10,372,438

CONSTRUCTION & FARM MACHINERY - 0.1%
A.S.V., Inc.* ....................................       17,600      209,792

DIVERSIFIED CHEMICALS - 0.7%
Solutia, Inc. ....................................      188,500    1,323,270

DIVERSIFIED COMMERCIAL SERVICES - 1.3%
Angelica Corporation .............................      140,000    2,408,000

ELECTRIC UTILITIES - 4.5%
Black Hills Corporation ..........................       48,100    1,664,260
Mirant Corporation* ..............................      410,000    2,993,000
Unisource Energy Corporation .....................      220,000    4,085,400
                                                                 -----------
                                                                   8,742,660

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%
Anixter International, Inc.* .....................       90,200    2,096,248
Maxwell Technologies, Inc.* ......................      338,800    2,954,336
Powell Industries, Inc.* .........................      101,700    2,466,225
                                                                 -----------
                                                                   7,516,809

ENVIRONMENTAL SERVICES - 0.5%
TRC Companies, Inc.* .............................       48,000      986,400

FERTILIZERS & AGRICULTURAL CHEMICALS - 1.8%
Potash Corporation of
   Saskatchewan, Inc. ............................       50,600    3,375,020

FOOTWEAR - 1.9%
Brown Shoe Company, Inc. .........................      130,000    3,653,000

GAS UTILITIES - 1.7%
Kinder Morgan, Inc.(1) ...........................       88,000    3,345,760

HEALTH CARE DISTRIBUTORS & SERVICES - 1.3%
Hooper Holmes, Inc. ..............................      315,700    2,547,699

HEALTH CARE EQUIPMENT - 0.3%
Inamed Corporation* ..............................       20,100      537,072

HEALTH CARE FACILITIES - 1.2%
RehabCare Group, Inc.* ...........................       96,300    2,314,089

INDUSTRIAL MACHINERY - 0.9%
Ingersoll-Rand Company ...........................       12,500      570,750
Quixote Corporation ..............................       73,400    1,244,130
                                                                 -----------
                                                                   1,814,880

IT CONSULTING & SERVICES - 8.1%
Acxiom Corporation*(1) ..........................       335,300    5,864,397
Computer Sciences Corporation* ...................      150,000    7,170,000
Forrester Research, Inc.* ........................      133,900    2,597,526
                                                                 -----------
                                                                  15,631,923

LEISURE PRODUCTS - 1.3%
Mattel, Inc. .....................................       90,000    1,890,900
Midway Games, Inc.* ..............................       81,700      694,450
                                                                 -----------
                                                                   2,585,350

--------------------------------------------------------------------------------
                           10 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES V (MID CAP VALUE) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE - 1.0%
Unitrin, Inc. ....................................       53,400   $1,910,118

MULTI-UTILITIES - 2.7%
Avista Corporation ...............................      180,000    2,484,000
Dynegy, Inc. .....................................      136,200      980,640
Williams Companies, Inc. .........................      290,000    1,737,100
                                                                  ----------
                                                                   5,201,740

NETWORKING EQUIPMENT - 1.5%
Adaptec, Inc.* ...................................      375,000    2,958,750

OIL & GAS DRILLING - 2.1%
Pride International, Inc. ........................      253,000    3,961,980

OIL & GAS EQUIPMENT & SERVICES - 6.5%
Key Energy Services, Inc.* .......................      182,000    1,894,620
National-Oilwell, Inc.* ..........................      207,000    4,357,350
Newpark Resources, Inc.* .........................      232,500    1,708,875
Tidewater, Inc. ..................................       78,300    2,577,636
Veritas DGC, Inc.* ...............................      160,000    2,016,000
                                                                  ----------
                                                                  12,554,481

OIL & GAS EXPLORATION & PRODUCTION - 11.8%
Callon Petroleum Company* ........................      239,700    1,172,133
Canadian Natural Resources,
   Ltd. ..........................................      110,000    3,767,500
Evergreen Resources, Inc.* .......................       85,000    3,612,500
Kerr-McGee Corporation ...........................       37,400    2,002,770
Ocean Energy, Inc.(1) ............................      282,100    6,113,107
Stone Energy Corporation* ........................      105,800    4,258,450
TransMontaigne, Inc.* ............................      307,000    1,857,350
                                                                  ----------
                                                                  22,783,810

OIL & GAS REFINING & MARKETING - 1.6%
Valero Energy Corporation ........................       81,000    3,031,020

PACKAGED FOODS - 1.7%
Hormel Foods Corporation .........................       50,000    1,197,000
Montery Pasta Company* ...........................      231,000    2,178,330
                                                                  ----------
                                                                   3,375,330

PAPER PRODUCTS - 0.8%
Glatfelter .......................................       82,900    1,558,520

PROPERTY & CASUALTY INSURANCE - 5.4%
Cincinnati Financial Corporation .................       70,000    3,257,100
MBIA, Inc. .......................................       30,000    1,695,900
W.R. Berkley Corporation .........................      100,900    5,549,500
                                                                  ----------
                                                                  10,502,500

REAL ESTATE INVESTMENT TRUSTS - 1.8%
AMB Property Corporation .........................       60,000    1,860,000
Healthcare Realty Trust, Inc. ....................       50,000    1,600,000
                                                                  ----------
                                                                   3,460,000

RESTAURANTS - 0.5%
Steak n Shake Company* ...........................       67,200    1,041,600

SEMICONDUCTORS - 0.8%
IXYS Corporation* ................................      270,000    1,452,600

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.0%
Material Sciences Corporation* ...................      130,500 $  1,829,610
Minerals Technologies, Inc. ......................       41,000    2,022,120
                                                                ------------
                                                                   3,851,730

TELECOMMUNICATIONS EQUIPMENT - 1.2%
Avanex Corporation ...............................      367,400      712,756
Ciena Corporation* ...............................      350,000    1,466,500
EFJ, Inc.* .......................................       15,000       16,950
Oplink Communications, Inc. ......................      147,500      107,675
                                                                ------------
                                                                   2,303,881

TRUCKING - 2.4%
Covenant Transport, Inc.* ........................       96,300    2,046,375
Swift Transportation Company,
   Inc. ..........................................      114,000    2,656,200
                                                                ------------
                                                                   4,702,575
                                                                ------------
   Total common stocks - 95.2% ................................  183,986,733
                                                                ------------
   Total investments - 99.7% ..................................  192,637,646
   Cash and other assets, less
      liabilities - 0.3% ......................................      530,400
                                                                ------------
   Total net assets - 100.0% .................................. $193,168,046
                                                                ============

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security

(1)Security is segregated as collateral for futures, options or forward exchange contracts

(2)Deferred interest obligation currently zero under terms of initial offering.
--------------------------------------------------------------------------------
                           11 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME)
                                                      PRINCIPAL
                                                      AMOUNT OR
                                                      NUMBER OF     MARKET
PREFERRED STOCKS                                       SHARES       VALUE
--------------------------------------------------------------------------------
STEEL - 0.0%
Weirton Steel Corporation* .......................          315   $    2,555

TELECOMMUNICATIONS - 0.0%
McLeodUSA, Inc. ..................................          407        1,526
                                                                  ----------
   Total preferred stocks - 0.0% ..............................        4,081

CORPORATE BONDS
---------------
AEROSPACE & DEFENSE - 0.3%
Argo-Tech Corporation,
   8.625% - 2007 .................................   $   20,000       17,600
Sequa Corporation,
   8.875% - 2008 .................................   $   30,000       30,000
                                                                  ----------
                                                                      47,600

AIRLINES - 1.1%
Atlas Air Worldwide Holdings,
   9.375% - 2006 .................................   $   30,000       15,000
Delta Air Lines:
   7.90% - 2009 ..................................   $   75,000       69,216
   7.92% - 2010 ..................................   $   40,000       41,437
Northwest Airlines, Inc.:
   8.875% - 2006 .................................   $   25,000       22,500
   9.875% - 2007 .................................   $   10,000        9,000
US Airways Group, Inc.,
   7.076% - 2021 .................................   $   24,528       25,113
                                                                  ----------
                                                                     182,266

AUTOMOTIVE - 1.8%
Accuride Corporation,
   9.25% - 2008 ..................................   $   70,000       48,300
CSK Auto, Inc.:
   11.00% - 2006 .................................   $   10,000       10,188
   12.00% - 2006 .................................   $   29,000       30,994
Dana Corporation, 9.00% - 2011 ...................   $   85,000       83,725
Dura Operating Corporation:
   9.00% - 2009 ..................................   $   10,000        9,700
   8.625% - 2012 .................................   $   10,000       10,050
Goodyear Tire & Rubber:
   8.50% - 2007 ..................................   $   15,000       14,934
   7.857% - 2011 .................................   $   40,000       36,888
LDM Technologies, Inc.,
   10.75% - 2007 .................................   $   25,000       18,750
Lear Corporation, 8.11% - 2009 ...................   $   40,000       41,000
                                                                  ----------
                                                                     304,529

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
BANKING - 1.8%
Deutsche Bank Capital Funding,
   7.872% - 2049(3) ..............................   $  100,000   $  108,105
Doral Financial Corporation,
   8.50% - 2004 ..................................       70,000       75,512
GS Escrow Corporation,
   7.125% - 2005 .................................       25,000       26,688
Popular North America, Inc.,
   6.125% - 2006 .................................       60,000       61,514
Western Financial Bank:
   8.875% - 2007 .................................       30,000       28,895
   9.625% - 2012 .................................        5,000        5,000
                                                                  ----------
                                                                     305,714

BASIC INDUSTRY-OTHER - 0.5%
Kansas City Southern Railway,
   9.50% - 2008 ..................................       50,000       54,062
Sybron Dental Specialties,
   8.125% - 2012 .................................        5,000        4,950
Von Hoffman Corporation,
   10.25% - 2009 .................................       25,000       25,625
                                                                  ----------
                                                                      84,637

BUILDING MATERIALS - 0.4%
Masco Corporation,
   6.00% - 2004 ..................................       45,000       46,553
Owens Corning, 7.50% - 2005* .....................       20,000        7,750
Resolution Performance Products,
   LLC, 13.50% - 2010 ............................       15,000       16,800
                                                                  ----------
                                                                      71,103

CAPITAL GOODS-OTHER - 0.3%
Stone Container Corporation,
   8.375% - 2012 .................................       45,000       45,338

CHEMICALS - 0.8%
Borden Chemical & Plastics,
   9.50% - 2005* .................................       20,000          100
IMC Global, Inc.:
   7.625% - 2005 .................................       35,000       33,039
   11.25% - 2011 .................................        5,000        5,400
Lyondell Chemical Company:
   9.625% - 2007 .................................       40,000       38,200
   9.875% - 2007 .................................       15,000       14,362
   10.875% - 2009 ................................       45,000       39,938
                                                                  ----------
                                                                     131,039

COMMUNICATIONS - OTHER - 0.0%
Entravision Communications
   Corporation, 8.125% - 2009 ....................       10,000       10,050

CONSTRUCTION MACHINERY - 0.1%
Bucyrus International,
   9.75% - 2007 ..................................       30,000       12,000
NMHG Holding Company,
   10.00% - 2009 .................................        5,000        5,075
                                                                  ----------
                                                                      17,075

--------------------------------------------------------------------------------
                           12 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
CONSUMER NONCYCLICAL - OTHER - 0.5%
Reed Elsevier Capital,
   5.75% - 2008(2) ...............................   $    5,000   $    5,009
Von Hoffman Press, Inc.,
   10.375% - 2007 ................................       25,000       23,906
World Color Press, Inc.,
   8.375% - 2008 .................................       50,000       52,687
                                                                  ----------
                                                                      81,602

CONSUMER PRODUCTS - 0.4%
Corning Consumer Product,
   9.625% - 2008* ................................       50,000        2,438
Icon Health & Fitness,
   11.25% - 2012 .................................       25,000       24,625
Johnsondiversey, Inc.,
   9.625% - 2012 .................................        5,000        5,225
Mail-Well, Inc., 9.625% - 2012 ...................       10,000       10,050
Revlon Consumer Products,
   12.00% - 2005 .................................       25,000       24,875
                                                                  ----------
                                                                      67,213

ELECTRIC - 2.3%
AES Corporation, 8.875% - 2011 ...................      120,000       74,400
Avista Corporation,
   9.75% - 2008 ..................................       50,000       52,466
Calpine Corporation:
   8.75% - 2007 ..................................       25,000       17,500
   8.625% - 2010 .................................       85,000       55,250
   8.50% - 2011 ..................................       25,000       16,750
CMS Energy Corporation:
   9.875% - 2007 .................................       10,000        7,500
   7.50% - 2009 ..................................       35,000       24,150
Mirant Americas Generator, LLC,
   7.20% - 2008 ..................................       50,000       39,500
Ucar Finance, Inc.
   10.25% - 2012 .................................       15,000       15,300
Western Resources, Inc.,
   7.125% - 2009 .................................       90,000       79,897
                                                                  ----------
                                                                     382,713

ENERGY - OTHER - 0.3%
Energy Corporation of America,
   9.50% - 2007 ..................................       75,000       45,000

ENTERTAINMENT - 0.1%
Corus Entertainment, Inc.,
   8.75% - 2012 ..................................        5,000        5,000
Hasbro, Inc.:
   8.50% - 2006 ..................................       10,000       10,250
   6.15% - 2008 ..................................        5,000        4,675
                                                                  ----------
                                                                      19,925

ENVIRONMENTAL - 0.5%
Allied Waste North America, Inc.:
   7.625% - 2006 .................................       40,000       38,600
   8.875% - 2008 .................................       35,000       34,300
   10.00% - 2009 .................................       10,000        9,826
                                                                  ----------
                                                                      82,726

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
FINANCIAL - CAPTIVE - 0.4%
PCA Finance Corporation,
   11.875% - 2009 ................................   $   30,000   $   29,700
Pemex Master Trust,
   7.875% - 2009 .................................       35,000       34,912
                                                                  ----------
                                                                      64,612

FINANCIAL - NONCAPTIVE - CONSUMER - 1.7%
Ford Motor Credit Company:
   7.60% - 2005 ..................................       95,000       99,740
   6.50% - 2007 ..................................       55,000       55,050
General Motors Acceptance
   Corporation, 6.875% - 2011 ....................      100,000       99,282
Household Finance Corporation,
   6.375% - 2011 .................................       10,000        9,566
International Lease Finance
   Corporation, 4.125% - 2004(2) .................        5,000        4,883
Toyota Motor Credit Corporation,
   4.75% - 2005(2) ...............................       35,000       17,662
                                                                  ----------
                                                                     286,183

FINANCIAL - OTHER - 3.2%
Athena Neuro Finance, LLC,
   7.25% - 2008 ..................................       45,000       38,890
BNP US Funding, LLC,
   7.738% - 2049 .................................      100,000      108,875
Natexis Ambs Company, LLC,
   8.44% - 2049 ..................................      100,000      111,016
Pemex Project Funding Master Trust:
   8.50% - 2008 ..................................       32,000       33,200
   9.125% - 2010 .................................       40,000       42,000
Socgen Real Estate Company,
   LLC, 7.64% - 2049(3) ..........................      100,000      107,250
Sun Life Canada (US) Capital Trust,
   8.526% - 2049 .................................      100,000      104,500
                                                                  ----------
                                                                     545,731

FOOD - 0.0%
Royster Clark AgriBusiness, Inc.,
   10.25% - 2009 .................................       15,000       10,500

GAMING - 1.1%
Harrahs Operating Company,
   Inc., 8.00% - 2011 ............................       25,000       27,042
MGM Mirage, Inc.,
   8.375% - 2011 .................................       55,000       55,275
Riviera Holdings Corporation,
   11.00% - 2010 .................................       40,000       38,900
Station Casinos, 8.875% - 2008 ...................       50,000       50,750
Venetian Casinos,
   11.00% - 2010 .................................       10,000       10,063
                                                                  ----------
                                                                     182,030

--------------------------------------------------------------------------------
                           13 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
HEALTHCARE - 3.0%
Advanced Medical Optics,
   9.25% - 2010 ..................................   $   15,000   $   14,812
Alaris Medical, Inc.:
   9.75% - 2006 ..................................       25,000       24,625
   0.00% - 2008(4) ...............................       80,000       67,200
Beverly Enterprises, Inc.,
   9.625% - 2009 .................................       40,000       41,000
Bio-Rad Labs, 11.625% - 2007 .....................       45,000       50,288
Conmed Corporation,
   9.00% - 2008 ..................................       40,000       41,350
Dade International, Inc.,
   11.125% - 2006* ...............................       55,000       57,131
Radiologix, Inc., 10.50% - 2008 ..................       45,000       46,350
Triad Hospitals Holdings:
   8.75% - 2009 ..................................       10,000       10,450
   11.00% - 2009 .................................       25,000       27,500
UnitedHealth Group, Inc.,
   7.50% - 2005 ..................................       70,000       76,990
Universal Hospital Services,
   10.25% - 2008 .................................       40,000       40,000
                                                                  ----------
                                                                     497,696

HOME CONSTRUCTION - 0.8%
Beazer Homes USA,
   8.875% - 2008 .................................       60,000       60,900
KB HOME, 9.50% - 2011 ............................       35,000       35,962
Standard Pacific Corporation,
   8.50% - 2009 ..................................       35,000       34,738
                                                                  ----------
                                                                     131,600

INDUSTRIAL - OTHER - 0.3%
Hexcel Corporation,
   9.75% - 2009 ..................................       25,000       19,250
Numatics, Inc., 9.625% - 2008 ....................       50,000       29,500
                                                                  ----------
                                                                      48,750

INSURANCE - LIFE - 1.3%
Conseco, Inc.:
   9.00% - 2008* .................................        5,000        2,250
   10.75% - 2009* ................................       50,000       24,250
Liberty Mutual Insurance,
   7.697% - 2097 .................................       70,000       56,525
Torchmark Corporation,
   6.25% - 2006 ..................................       75,000       78,207
UnumProvident Corporation,
   7.625% - 2011 .................................       60,000       65,195
                                                                  ----------
                                                                     226,427

INSURANCE -  PROPERTY & CASUALTY - 1.8%
Ace Capital Trust II,
   9.70% - 2030 ..................................      100,000      120,367
American Financial Group,
   7.125% - 2009 .................................      100,000       93,750
Everest Reinsurance Holdings
   Company, 8.75% - 2010 .........................       80,000       90,819
                                                                  ----------
                                                                     304,936

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
MEDIA - CABLE - 1.3%
Adelphia Communications:
   7.75% - 2008* .................................   $   50,000   $   20,500
   8.375% - 2009* ................................       15,000        5,925
   10.875% - 2010* ...............................       25,000        9,875
Charter Communications Holdings, LLC:
   0.00% - 2006(4) ...............................       20,000        7,500
   8.25% - 2007 ..................................       25,000       16,750
   10.00% - 2011 .................................       20,000       13,500
Classic Cable, Inc.,
   10.50% - 2010* ................................       30,000        6,637
CSC Holdings, Inc.,
   8.125% - 2009 .................................       35,000       28,943
FrontierVision Holdings, L.P.,
   11.875% - 2007 ................................       20,000       13,400
Insight Midwest:
   9.75% - 2009 ..................................       40,000       36,800
   10.50% - 2010 .................................       15,000       14,025
Mediacom Broadband, LLC,
   11.00% - 2013 .................................       25,000       23,375
Telewest  Communications,
   11.25% - 2008 .................................       55,000       22,000
                                                                  ----------
                                                                     219,230

MEDIA - NONCABLE - 2.2%
Clear Channel Communication,
   11.00% - 2006 .................................       90,000       88,449
Echostar DBS Corporation:
   9.125% - 2009 .................................       15,000       13,725
   9.375% - 2009 .................................       70,000       64,750
Liberty Media Corporation,
   7.75% - 2009 ..................................       50,000       49,931
News America
   Holdings, 7.375% - 2008 .......................      100,000      105,250
Primedia, Inc., 8.875% - 2011 ....................       55,000       41,250
                                                                  ----------
                                                                     363,355

METALS - 0.9%
AK Steel Corporation,
   7.875% - 2009 .................................       45,000       45,000
Century Aluminum Company,
   11.75% - 2008 .................................       25,000       26,875
National Steel Corporation,
   9.875% - 2009* ................................       60,000       22,200
Steel Dynamics, Inc. .............................
   9.50% - 2009 ..................................        5,000        5,275
United States Steel, LLC,
   10.75% - 2008 .................................       35,000       36,400
Weirton Steel Corporation,
   10.00% - 2008 .................................       35,000       14,245
                                                                  ----------
                                                                     149,995
--------------------------------------------------------------------------------
                           14 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
OIL FIELD SERVICES - 0.5%
Forest Oil Corporation,
   8.00% - 2008 ..................................   $   15,000   $   15,038
Parker Drilling Company,
   9.75% - 2006 ..................................       25,000       25,500
Plains Resources, Inc.,
   10.25% - 2006 .................................       15,000       15,487
Pride International, Inc.,
   10.00% - 2009 .................................       25,000       26,750
                                                                  ----------
                                                                      82,775

PACKAGING - 0.4%
Fonda Group, Inc.,
   9.50% - 2007 ..................................       25,000       21,250
Owens-Illinois, Inc.:
   7.85% - 2004 ..................................       15,000       14,438
   7.50% - 2010 ..................................       30,000       26,850
                                                                  ----------
                                                                      62,538

PAPER - 1.0%
Buckeye Technologies, Inc.,
   8.50% - 2005 ..................................       30,000       27,000
Caraustar Industries, Inc.,
   9.875% - 2011 .................................       45,000       47,587
Georgia-Pacific, 9.50% - 2011 ....................       55,000       55,981
Graphic Packaging Corporation,
   8.625% - 2012 .................................        5,000        5,163
Longview Fibre Company,
   10.00% - 2009 .................................       10,000       10,375
Stone Container Corporation,
   9.25% - 2008 ..................................       22,000       23,155
                                                                  ----------
                                                                     169,261

REFINING - 1.1%
Clark Refining & Marketing, Inc.:
   8.375% - 2007 .................................       40,000       38,800
   8.625% - 2008 .................................       20,000       19,400
Frontier Oil Corporation:
   9.125% - 2006 .................................       20,000       20,200
   11.75% - 2009 .................................       20,000       21,250
Giant Industries, 11.00% - 2012 ..................       30,000       26,400
Tesoro Escrow Corporation,
   9.625% - 2012 .................................       20,000       18,300
Tesoro Petroleum Corporation:
   9.00% - 2008 ..................................       15,000       13,650
   9.625% - 2008 .................................       30,000       27,750
                                                                  ----------
                                                                     185,750

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Avalonbay Communities,
   7.50% - 2010 ..................................      100,000      107,770

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
RETAILERS - 1.2%
Gap, Inc., 8.80% - 2008(3) .......................   $   70,000   $   72,212
J. C. Penney Company, Inc.,
   7.375% - 2008 .................................       40,000       39,000
Levi Strauss & Company,
   11.625% - 2008 ................................       50,000       47,500
Sealy Mattress Company,
   0.00% - 2007(4) ...............................       40,000       39,400
                                                                  ----------
                                                                     198,112

SERVICES - 0.3%
Iron Mountain, Inc.,
   8.25% - 2011 ..................................       50,000       50,125

SUPERMARKETS - 0.4%
Rite Aid Corporation:
   7.125% - 2007 .................................       65,000       45,500
   11.25% - 2008 .................................       20,000       15,600
                                                                  ----------
                                                                      61,100

TECHNOLOGY - 2.9%
Amkor Technologies, Inc.:
   9.25% - 2006 ..................................       90,000       73,800
   9.25% - 2008 ..................................       10,000        8,150
Chippac International, Ltd.,
   12.75% - 2009 .................................       70,000       73,500
Fairchild Semiconductor,
   10.125% - 2007 ................................       70,000       73,544
Hewlett-Packard Company,
   5.75% - 2006 ..................................      110,000      111,112
SCG Holdings Corporation,
   12.00% - 2009 .................................       95,000       62,700
Solectron Corporation,
   9.625% - 2009 .................................       55,000       50,050
Viasystems, Inc., 9.75% - 2007* ..................       35,000        5,250
Xerox Corporation,
   9.75% - 2009 ..................................       35,000       28,700
                                                                  ----------
                                                                     486,806

TELECOMMUNICATIONS - 3.0%
AT&T Corporation, 6.00% - 2006 ...................        5,000        4,099
Avaya, Inc., 11.125% - 2009 ......................       55,000       50,325
Crown Castle International
   Corporation, 0.00% - 2007(4) ..................       35,000       23,450
GCI, Inc., 9.75% - 2007 ..........................       25,000       23,000
Lin Holdings Corporation,
   0.00% - 2008(4) ...............................       80,000       73,600
Lucent Technologies, Inc.,
   7.25% - 2006 ..................................       95,000       59,850
Nextel Communications:
   0.00% - 2007(4) ...............................       45,000       22,500
   9.375% - 2009 .................................       55,000       27,912
Qwest Capital Funding,
   7.25% - 2011 ..................................      105,000       58,800
Sprint Capital Corporation,
   6.875% - 2028 .................................       90,000       57,600

--------------------------------------------------------------------------------
                           15 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)

CORPORATE                                             PRINCIPAL     MARKET
BONDS (CONTINUED)                                      AMOUNT       VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
Telecommunications Techniques
   Company, LLC, 9.75% - 2008 ....................   $   30,000   $    6,600
Time Warner Telecom, LLC:
   9.75% - 2008 ..................................       10,000        4,800
   10.125% - 2011 ................................       55,000       25,850
Williams Communications Group,
   Inc., 11.70% - 2008* ..........................       45,000        3,487
Worldcom, Inc.:
   8.25% - 2010 ..................................        5,000          750
   7.50% - 2011 ..................................      130,000       19,500
   8.25% - 2031 ..................................      255,000       38,250
                                                                  ----------
                                                                     500,373

TEXTILE - 0.2%
Westpoint Stevens, Inc.,
   7.875% - 2008 .................................       50,000       30,500

TRANSPORTATION - OTHER - 0.3%
United Rentals, Inc.,
   9.00% - 2009 ..................................       50,000       49,750
                                                                  ----------
   Total corporate bonds - 41.1% ..............................    6,894,435

ASSET BACKED SECURITIES
-----------------------
AUTO - 0.1%
Harley-Davidson Eaglemark
   Motorcycle Trust,
   2000-1 A1, 6.88% - 2004 .......................          430          431
Honda Auto Lease Trust, 1999-A
   A5, 6.65% - 2005 ..............................        2,535        2,551
Toyota Auto Receivables Owner
   Trust, 1.90% - 2003(3) ........................        7,299        7,299
USAA Auto Loan Grantor Trust,
   1999-1 A, 6.10% - 2006 ........................        3,994        4,068
                                                                  ----------
                                                                      14,349

STUDENT LOANS - 0.0%
SLMA 2000-1 A1L,
   1.89% - 2008(3) ...............................        9,960        9,967
                                                                  ----------
   Total asset backed securities - 0.1% .......................       24,316

MORTGAGE BACKED SECURITIES - 0.0%
---------------------------------
OTHER NON-AGENCY
Holmes Financing plc Series 4,
   Class 1A, 2.17% - 2015(3) .....................       10,000       10,011

FOREIGN CORPORATE BONDS
-----------------------
AUSTRALIA - 0.0%
Bulong Operations Property, Ltd.,
   12.50% - 2008* ................................       10,000           --

BERMUDA - 0.0%
FLAG Telecom Holding, Ltd.,
   8.25% - 2008* .................................       50,000        4,500

FOREIGN                                               PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
CANADA - 2.4%
Air Canada, 10.25% - 2011 ........................   $   65,000   $   50,863
Fairfax Financial Holdings, Inc.,
   7.375% - 2006 .................................       10,000        8,685
Husky Oil, Ltd., 7.55% - 2016 ....................       80,000       86,400
Methanex Corporation,
   8.75% - 2012 ..................................        5,000        5,100
Pacifica Papers, Inc.,
   10.00% - 2009 .................................       45,000       47,812
Paperboard Industrial International,
   Inc., 8.375% - 2007 ...........................       25,000       24,375
Potash Corporation of Saskatchewan,
   Inc., 7.75% - 2011 ............................       15,000       16,702
Quebecor Media, Inc.:
   0.00% - 2011(4) ...............................       80,000       46,800
   11.125% - 2011 ................................       40,000       39,400
Rogers Cantel, Inc.:
   9.375% - 2008 .................................       25,000       17,250
   9.75% - 2016 ..................................       10,000        7,000
Rogers Communications, Inc.,
   8.875% - 2007 .................................       25,000       22,750
Rogers Wireless Communications,
   Inc., 9.625% - 2011 ...........................       40,000       27,200
                                                                  ----------
                                                                     400,337

CAYMAN ISLANDS - 0.4%
PDVSA Finance, Ltd.,
   6.25% - 2006(2) ...............................       65,660       63,108

COLUMBIA - 0.2%
Republic of Columbia,
   10.00% - 2012 .................................       40,000       38,200

ITALY - 0.9%
Italy CCTS, 0.00% - 2003(2) ......................      150,000      149,162

KOREA - 1.4%
Cho Hung Bank, 11.50% - 2010 .....................       20,000       22,850
Korea Development Bank:
   7.125% - 2004 .................................      130,000      137,897
   7.25% - 2006 ..................................       70,000       75,827
                                                                  ----------
                                                                     236,574

MEXICO - 0.3%
Petroleos Mexicanos,
   9.50% - 2027 ..................................       40,000       43,500

NETHERLANDS - 0.0%
United Pan - Europe
   Communications N.V.,
   11.50% - 2010* ................................       25,000        3,250

SINGAPORE - 0.1%
Oversea-Chinese Banking Corporation, ltd.,
   7.25% - 2011(2) ...............................       10,000       10,401
--------------------------------------------------------------------------------
                           16 SEE ACCOMPANYING NOTEES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)

FOREIGN                                               PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 0.2%
Xerox Capital (Europe) plc,
   5.875% - 2004 .................................   $   40,000   $   32,800
                                                                  ----------
   Total foreign bonds - 5.9% .................................      981,832

FOREIGN GOVERNMENT BONDS
------------------------
AUSTRALIA - 0.1%
Australia Government,
   7.50% - 2009(2) ...............................       20,000       12,239

AUSTRIA - 0.7%
Republic of Austria,
   5.00% - 2012(2) ...............................      115,000      112,325

BRAZIL - 1.6%
Republic of Brazil:
   11.50% - 2008 .................................       10,000        6,800
   3.125% - 2012(3) ..............................       50,000       26,500
   8.00% - 2014(3) ...............................      126,835       79,113
   5.4375% - 2024(3) .............................       25,000       14,656
   6.00% - 2024(3) ...............................      100,000       58,000
   8.875% - 2024 .................................       70,000       33,950
   12.25% - 2030 .................................       90,000       54,900
                                                                  ----------
                                                                     273,919

BULGARIA - 0.9%
Bulgaria Government:
   2.8125% - 2011(3) .............................       58,800       52,258
   3.00% - 2012 ..................................      110,000      100,100
                                                                  ----------
                                                                     152,358

CANADA - 0.4%
Canada Government,
   5.50% - 2010(2) ...............................      105,000       69,699

CHILE - 0.5%
Republic of Chile:
   5.625% - 2007 .................................       60,000       59,106
   7.125% - 2012 .................................       25,000       25,266
                                                                  ----------
                                                                      84,372

CHINA - 0.3%
People's Republic of China,
   6.80% - 2011 ..................................       50,000       53,825

COLOMBIA - 1.1%
Republic of Colombia:
   8.625% - 2008 .................................       35,000       32,725
   9.75% - 2011 ..................................       28,117       28,819
   10.00% - 2012 .................................      115,000      108,387
   11.75% - 2020 .................................       20,000       19,570
                                                                  ----------
                                                                     189,501

DENMARK - 0.7%
Kingdom of Denmark:
   4.875% - 2007(2) ..............................      110,000      109,695
   6.00% - 2009(2) ...............................      104,000       14,597
                                                                  ----------
                                                                     124,292

FOREIGN                                               PRINCIPAL     MARKET
GOVERNMENT BONDS (CONTINUED)                           AMOUNT       VALUE
--------------------------------------------------------------------------------
DOMINICAN REPUBLIC - 0.2%
Dominican Republic,
   9.50% - 2006 ..................................   $   40,000   $   42,200

ECUADOR - 0.4%
Republic of Ecuador,
   5.00% - 2030(3) ...............................      145,000       69,818

EL SALVADOR - 0.2%
Republic of El Salvador,
   8.25% - 2032 ..................................       35,000       33,600

FINLAND - 0.3%
Finnish Government
   5.375% - 2013(2) ..............................       45,000       45,166

FRANCE - 3.1%
Government of France O.A.T.:
   5.50% - 2007(2) ...............................      430,000      441,740
   5.25% - 2008(2) ...............................       70,000       71,054
                                                                  ----------
                                                                     512,794

GERMANY - 4.7%
Republic of Germany:
   6.00% - 2007(2) ...............................      500,000      526,045
   5.25% - 2011(1),(2) ...........................      195,000      196,992
   6.50% - 2027(2) ...............................       56,000       63,892
                                                                  ----------
                                                                     786,929

IRELAND - 0.3%
Irish Government, 5.00% - 2013(2) ................       48,000       46,732

JAPAN - 3.5%
Government of Japan:
   #195, 2.4% - 2007(2) ..........................    9,000,000       82,463
   #208, 1.1% - 2008(2) ..........................   11,100,000       95,164
   #213, 1.4% - 2009(2) ..........................   34,500,000      299,137
   #227, 1.6% - 2011(2) ..........................   12,500,000      108,755
                                                                  ----------
                                                                     585,519

KOREA - 0.7%
Republic of Korea,
   8.875% - 2008 .................................      100,000      118,450

MALAYSIA - 1.3%
Malaysia, 7.50% - 2011 ...........................      205,000      217,827

MEXICO - 3.2%
United Mexican States:
   10.375% - 2009 ................................       40,000       45,740
   8.375% - 2011 .................................       35,000       36,313
   7.50% - 2012 ..................................      320,000      316,320
   8.125% - 2019 .................................       35,000       34,090
   8.30% - 2031 ..................................      110,000      106,975
                                                                  ----------
                                                                     539,438

NORWAY - 0.6%
Norweigian Government,
   6.00% - 2011(2) ...............................      790,000      101,041

--------------------------------------------------------------------------------
                           17 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)

FOREIGN GOVERNMENT                                    PRINCIPAL     MARKET
BONDS (CONTINUED)                                      AMOUNT       VALUE
--------------------------------------------------------------------------------
PANAMA - 1.1%
Republic of Panama:
   9.625% - 2011 .................................   $   82,000   $   79,540
   4.75% - 2014(3) ...............................       46,296       38,194
   8.875% - 2027 .................................       70,000       61,600
                                                                  ----------
                                                                     179,334

PERU - 0.4%
Republic of Peru:
   4.00% - 2017(3) ...............................       55,000       36,300
   4.50% - 2017 ..................................       34,650       25,121
                                                                  ----------
                                                                      61,421

PHILIPPINES - 1.6%
Republic of Philippines:
   8.875% - 2008 .................................       70,000       72,975
   8.375% - 2009 .................................       30,000       29,888
   9.375% - 2017 .................................       77,000       78,540
   10.625% - 2025 ................................       82,000       84,747
                                                                  ----------
                                                                     266,150

POLAND - 0.5%
Republic of Poland,
   6.00% - 2014(3) ...............................       83,300       83,717

RUSSIA - 3.8%
Russia Federation:
   3.00% - 2003 ..................................       90,000       87,075
   8.75% - 2005 ..................................       40,000       41,508
   10.00% - 2007 .................................       50,000       52,975
   8.25% - 2010 ..................................       36,500       36,044
   3.00% - 2011 ..................................       80,000       45,400
   12.75% - 2028 .................................       45,000       53,865
   5.00% - 2030(3) ...............................      473,500      328,740
                                                                  ----------
                                                                     645,607

SOUTH AFRICA - 1.1%
Republic of South Africa:
   9.125% - 2009 .................................       95,000      106,400
   7.375% - 2012 .................................       35,000       34,606
   8.50% - 2017 ..................................       35,000       36,575
                                                                  ----------
                                                                     177,581

SWEDEN - 0.2%
Swedish Government,
   5.00% - 2009(2) ...............................      300,000       32,097

TUNISISE - 0.3%
Banque Cent de Tunisie,
   7.375% - 2012 .................................       60,000       57,900

TURKEY - 1.0%
Republic of Turkey:
   12.00% - 2008 .................................       55,000       55,275
   11.50% - 2012 .................................       95,000       81,700
   11.875% - 2030 ................................       35,000       29,881
                                                                  ----------
                                                                     166,856

                                                     PRINCIPAL
                                                     AMOUNT OR
FOREIGN GOVERNMENT                                     NUMBER       MARKET
BONDS (CONTINUED)                                     OF SHARES     VALUE
--------------------------------------------------------------------------------
UKRAINE - 0.6%
Ukraine Government,
   11.00% - 2007 .................................   $   93,450  $    94,898

UNITED KINGDOM - 1.3%
United Kingdom Government Treasury:
   6.50% - 2003(2) ...............................       82,000      128,267
   7.25% - 2007(2) ...............................       10,000       16,804
   6.25% - 2010(2) ...............................       45,000       74,080
                                                                 -----------
                                                                     219,151

VENEZUELA - 1.0%
Republic of Venezuela:
   2.875% - 2007(3) ..............................      130,950       96,542
   9.25% - 2027 ..................................      105,000       67,200
                                                                 -----------
                                                                     163,742
                                                                 -----------
   Total foreign government bonds - 37.7% .....................    6,320,498

OPTIONS PURCHASED - 0.0%
------------------------
CHF Call Option, expires
   02-05-03, strike price 81.75 ..................          440          901
CHF Call Option, expires
   02-10-03, strike price 83.00 ..................          450          712
EUR Call Option, expires
   06-23-03, strike price 112.53 .................          460        2,017
NOK Call Option, expires
   12-15-02, strike price 5.0155 .................        1,350        2,136
                                                                 -----------
                                                                       5,766

WARRANTS - 0.0%
---------------
McLeodUSA, Inc. ..................................          902           90

REPURCHASE AGREEMENT - 14.4%
----------------------------
SBC Warburg Treasury Repurchase
   Agreement, 1.89%, 07-01-02
   (Collateralized by U.S. Treasury
   Bond, 10.375%, 11-15-12 with
   a value of $2,458,392) ........................   $2,411,000    2,411,000
                                                                 -----------
   Total investments - 99.2% ..................................   16,652,029
   Cash and other assets, less
     liabilities - 0.8% .......................................      127,416
                                                                 -----------
   Total net assets - 100.0% ..................................  $16,779,445
                                                                 ===========

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security

(1)Security is segregated as collateral for futures, options or forward exchange contracts.

(2)Principal amount on foreign bond is reflected in local currency (e.g.
   Danish Krone) while market value is reflected in U.S. dollars.

(3)Variable rate security. Rate indicated is rate effective at June 30, 2002.

(4)Deferred interest obligation currently zero under terms of initial offering.

--------------------------------------------------------------------------------
                           18 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES C (MONEY MARKET)
                                                      PRINCIPAL     MARKET
COMMERCIAL PAPER                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
BEVERAGES - 2.8%
Coca-Cola Company:
   1.80%, 08-01-02 ...............................   $2,100,000  $ 2,096,569
   1.75%, 08-23-02 ...............................    1,500,000    1,495,963
                                                                 -----------
                                                                   3,592,532

BROKERAGE - 0.8%
Merrill Lynch & Company, Inc.,
   1.74%, 08-13-02 ...............................    1,000,000      997,789

BUSINESS SERVICES - 1.4%
General Electric Capital
   Corporation, 1.85%, 07-05-02 ..................    1,800,000    1,799,350

COMBINATION GAS & ELECTRIC - 3.5%
Madison Gas & Electric Company,
   1.83%, 07-10-02 ...............................    1,400,000    1,399,360
South Carolina Electric & Gas
   Company, 07-19-02 .............................    3,100,000    3,097,241
                                                                 -----------
                                                                   4,496,601

INSURANCE -1.4%
AIG Funding, Inc., 1.86%, 08-20-02 ...............    1,800,000    1,795,416

LEASING - 2.9%
International Lease Finance Corporation:
   1.95%, 7-12-02 ................................    1,500,000    1,498,958
   1.79%, 08-01-02 ...............................      800,000      798,767
   1.75%, 08-02-02 ...............................    1,500,000    1,497,667
                                                                 -----------
                                                                   3,795,392

PHARMACEUTICALS - 2.3%
Schering Corporation:
   1.98%, 07-16-02 ...............................      800,000      799,293
   1.76%, 09-05-02 ...............................    2,200,000    2,192,700
                                                                 -----------
                                                                   2,991,993

PUBLISHING - 2.5%
McGraw-Hill Companies, Inc.,
   2.00%, 07-22-02 ...............................    3,200,000    3,196,270

TELECOMMUNICATIONS - 2.3%
Verizon Network Funding Corporation:
   1.76%, 07-03-02 ...............................    2,300,000    2,299,775
   1.82%, 08-20-02 ...............................      700,000      698,217
                                                                 -----------
                                                                   2,997,992
                                                                 -----------
   Total commercial paper - 19.9% ................                25,663,335

U.S. GOVERNMENT & AGENCIES
--------------------------
FEDERAL FARM CREDIT BANK - 2.9%
   1.76%, 08-01-02 ...............................    3,700,000    3,694,487

U.S. GOVERNMENT                                       PRINCIPAL     MARKET
& AGENCIES (CONTINUED)                                 AMOUNT       VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 9.9%
   1.71%, 08-14-02 ...............................   $2,600,000  $ 2,594,504
   1.75%, 08-28-02 ...............................    1,700,000    1,695,262
   1.74%, 09-04-02 ...............................    1,900,000    1,894,135
   1.73%, 09-06-02 ...............................    3,600,000    3,588,541
   1.73%, 09-20-02 ...............................      600,000      597,691
   1.85%, 11-06-02 ...............................    2,900,000    2,385,494
                                                                 -----------
                                                                  12,755,627

FEDERAL HOME LOAN MORTGAGE COMPANY - 18.1%
   1.74%, 07-11-02 ...............................    2,000,000    1,999,038
   1.77%, 07-12-02 ...............................    1,000,000      999,471
   1.63%, 07-18-02 ...............................    3,700,000    3,696,977
   1.85%, 07-26-02 ...............................    2,800,000    2,796,637
   1.90%, 08-12-02 ...............................    2,000,000    1,995,964
   2.02%, 09-18-02 ...............................      700,000      697,373
   1.78%, 09-27-02 ...............................    1,700,000    1,692,894
   2.10%, 10-02-02 ...............................      674,000      671,040
   1.71%, 10-18-02 ...............................    2,600,000    2,586,618
   1.83%, 10-30-02 ...............................    3,600,000    3,579,430
   1.81%, 12-05-02 ...............................    2,600,000    2,580,497
                                                                 -----------
                                                                  23,295,939

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 35.1%
   1.81%, 07-03-02 ...............................    2,600,000    2,599,750
   1.63%, 07-17-02 ...............................    3,700,000    3,697,155
   1.74%, 07-24-02 ...............................    1,400,000    1,398,453
   1.83%, 08-07-02 ...............................    5,908,000    5,897,496
   1.76%, 08-09-02 ...............................    1,000,000      998,126
   1.85%, 08-21-02 ...............................    1,100,000    1,097,304
   1.71%, 09-18-02 ...............................    2,600,000    2,590,242
   1.81%, 09-23-02 ...............................    1,400,000    1,394,414
   1.72%, 09-25-02 ...............................    6,600,000    6,573,039
   2.12%, 10-02-02 ...............................    9,600,000    9,557,837
   1.81%, 10-07-02 ...............................    2,500,000    2,488,430
   1.75%, 10-11-02 ...............................    3,500,000    3,483,140
   1.77%, 10-23-02 ...............................    3,500,000    3,481,159
                                                                 -----------
                                                                  45,256,545

WORLD BANK DISCOUNT NOTE - 3.9%
   1.74%, 07-08-02 ...............................    3,000,000    2,998,985
   1.75%, 08-22-02 ...............................    2,000,000    1,995,002
                                                                 -----------
                                                                   4,993,987

--------------------------------------------------------------------------------
                           19 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES C (MONEY MARKET) (CONTINUED)

U.S. GOVERNMENT                                       PRINCIPAL     MARKET
& AGENCIES (CONTINUED)                                 AMOUNT       VALUE
--------------------------------------------------------------------------------
SMALL BUSINESS ASSOCIATION POOLS - 3.1%
   #502163, 2.75%, 12-25-12(1) ...................   $  342,681  $   342,681
   #502353, 2.50%, 09-25-18(1) ...................       78,930       78,930
   #502406, 2.50%, 03-25-06(1) ...................       21,029       21,029
   #503176, 2.37%, 10-25-20(1) ...................      221,217      222,323
   #503283, 2.25%, 03-25-21(1) ...................      110,287      109,823
   #503303, 2.25%, 04-25-21(1) ...................      318,952      318,300
   #503308, 2.25%, 04-25-21(1) ...................      478,500      478,500
   #503295, 2.25%, 04-25-21(1) ...................      355,750      355,023
   #503343, 2.37%, 05-25-21(1) ...................      689,386      689,386
   #503347, 2.37%, 05-25-21(1) ...................      691,507      691,507
   #503459, 2.25%, 03-25-21(1) ...................      720,368      717,667
                                                                 -----------
                                                                   4,025,169

STUDENT LOAN MORTGAGE ASSOCIATION - 4.5%
   2.25%, 10-25-05(1) ............................      711,840      708,504
   2.05%, 10-28-06(1) ............................      310,285      310,347
   2.42%, 01-25-07(1) ............................    1,176,610    1,174,220
   2.02%, 04-25-08(1) ............................      589,798      590,494
   2.02%, 07-25-08(1) ............................    1,562,709    1,563,678
   2.46%, 10-25-10(1) ............................    1,500,000    1,505,256
                                                                 -----------
                                                                   5,852,499
                                                                 -----------
   Total U.S. government & agencies - 77.5% ...................   99,874,253

MISCELLANEOUS ASSETS
--------------------
FUNDING AGREEMENTS - 2.4%
United of Omaha Life Insurance
   Company, 1.94%, 01-21-05(1) ...................    3,000,000    3,000,000

REPURCHASE AGREEMENT - 0.0%
United Missouri Bank, 1.60% -
   07-01-02 (Collaterlized by U.S.
   Treasury Bill, 07-05-02, with a
   value of $41,986) .............................       41,000       41,000
                                                                ------------
   Total miscellaneous assets - 2.4% ..........................    3,041,000
                                                                ------------
   Total investments - 99.8% ..................................  128,578,588
   Cash and other assets, less liabilities - 0.2% .............      316,469
                                                                ------------
   Total net assets - 100.0% .................................. $128,895,057
                                                                ============

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

(1) Variable rate security. Rate indicated is rate effective at June 30, 2002.

--------------------------------------------------------------------------------
                           20 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES P (HIGH YIELD)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS                                        AMOUNT       VALUE
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.5%
Burke Industries, Inc.,
   10.00% - 2007* ................................   $  200,000   $      100
Sequa Corporation:
   8.875% - 2008 .................................      500,000      500,000
   9.00% - 2009 ..................................      200,000      201,000
                                                                  ----------
                                                                     701,100

AIRLINES - 1.6%
United Air Lines, 7.73% -2010 ....................      500,000      470,575

AUTOMOTIVE - 5.7%
Allied Holdings, Inc.,
   8.625% - 2007 .................................      655,000      510,900
Autonation, Inc., 9.00% - 2008 ...................      450,000      463,500
Lear Corporation, 7.96% - 2005 ...................      250,000      257,812
United Auto Group, Inc.,
   9.625% - 2012 .................................      375,000      376,875
                                                                  ----------
                                                                   1,609,087

BANKING - 2.2%
BF Saul Reit, 9.75% - 2008 .......................      350,000      346,500
FCB/NC Capital Trust I,
   8.05% - 2028 ..................................       75,000       68,719
Golden State Holdings, Inc.,
   7.125% - 2005 .................................      200,000      213,500
                                                                  ----------
                                                                     628,719

BEVERAGE - 0.7%
Canandaigua Brands, Inc.,
   8.625% - 2006 .................................      200,000      210,000

BUILDING MATERIALS - 2.5%
American Plumbing & Mechanical,
   Inc., 11.625% - 2008 ..........................      300,000      297,000
Knoll, Inc., 10.875% - 2006 ......................       33,000       32,010
Nortek, Inc., 8.875% - 2008 ......................      375,000      377,812
                                                                  ----------
                                                                     706,822

CHEMICALS - 1.3%
International Specialty Products,
   Inc., 10.625% - 2009 ..........................      375,000      371,250

CONSTRUCTION MACHINERY - 8.1%
Agco Corporation,
   8.50% - 2006 ..................................      225,000      226,687
National Equipment Services,
   10.00% - 2004 .................................      750,000      652,500
Navistar International,
   8.00% - 2008 ..................................      175,000      168,438
Shaw Group, Inc., 0.00% - 2021(1) ................    1,325,000      756,906
Titan Wheel International, Inc.,
   8.75% - 2007 ..................................      175,000      106,750
United Rentals, Inc.,
   9.25% - 2009 ..................................      375,000      376,875
                                                                  ----------
                                                                   2,288,156

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL - OTHER - 0.0%
American Eco Corporation,
   9.625% - 2008* ................................   $200,000     $       20

ELECTRIC - UTILITY - 7.2%
AES Corporation, 10.25% - 2006 ...................      700,000      364,000
Calpine Corporation:
   8.75% - 2007 ..................................      200,000      140,000
   8.50% - 2011 ..................................      450,000      301,500
CMS Energy Corporation:
   6.75% - 2004 ..................................       25,000       18,750
   7.50% -2009 ...................................      575,000      396,750
East Coast Power LLC:
   6.737% - 2008 .................................       92,633       92,482
   7.066% - 2012 .................................      117,000      110,377
Mirant Americas General, LLC,
   7.625% - 2006 .................................      775,000      627,750
                                                                  ----------
                                                                   2,051,609

ENERGY - OTHER - 0.3%
P&L Coal Holdings Corporation,
   8.875% - 2008 .................................       92,000       96,830

ENVIRONMENTAL - 2.2%
Allied Waste North America, Inc.,
   10.00% - 2009 .................................      625,000      614,113

FINANCIAL COMPANIES - 0.2%
Dollar Financial Group, Inc.,
   10.875% - 2006 ................................       50,000       46,000

FOOD - 2.5%
Land O Lakes, Inc., 8.75% - 2011 .................      450,000      423,000
Roundy's Inc., 8.875% - 2012 .....................      300,000      299,250
                                                                  ----------
                                                                     722,250

GAMING - 6.0%
Circus Circus Enterprise,
   6.75% - 2003 ..................................      150,000      150,375
Harrahs Operating Company, Inc.,
   7.875% - 2005 .................................      375,000      385,313
Isle of Capri Casinos, Inc.,
   8.75% - 2009 ..................................      600,000      603,000
MGM Grand, Inc., 6.95% - 2005 ....................      125,000      126,769
Mirage Resorts, Inc.,
   6.625% - 2005 .................................      150,000      151,516
Park Place Entertainment
   Corporation, 7.875% - 2005 ....................      300,000      300,750
                                                                  ----------
                                                                   1,717,723

HEALTH CARE - 4.1%
Rural/Metro Corporation,
   7.875% - 2008 .................................      150,000       97,500
Service Corporation International,
   6.00% - 2005 ..................................      750,000      686,250
Ventas Realty LP, 8.75% - 2009 ...................      375,000      378,750
                                                                  ----------
                                                                   1,162,500

--------------------------------------------------------------------------------
                           21 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES P (HIGH YIELD) (CONTINUED)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
HOME CONSTRUCTION - 5.9%
D.R. Horton, Inc.,
   8.375% - 2004 .................................   $  125,000   $  125,625
M.D.C. Holdings, Inc.,
   8.375% - 2008 .................................      113,000      114,130
NVR, Inc., 8.00% - 2005 ..........................      550,000      558,250
Oakwood Homes Corporation,
   8.125% - 2009 .................................      275,000      151,250
Standard Pacific Corporation,
   8.50% - 2009 ..................................      250,000      248,125
Toll Corporation, 7.75% - 2007 ...................      100,000       97,750
WCI Communities, Inc.,
   10.625% - 2011 ................................      350,000      365,750
                                                                  ----------
                                                                   1,660,880

INDEPENDENT - EXPLORATION AND PRODUCTION - 2.2%
Magnum Hunter Resources, Inc.,
   9.60% - 2012 ..................................      375,000      386,250
Pioneer Natural, 6.50% - 2008 ....................      250,000      237,938
                                                                  ----------
                                                                     624,188

INSURANCE - 0.6%
Genamerica Capital, Inc.,
   8.525% - 2027 .................................      175,000      176,902

LODGING - 3.6%
HMH Properties, Inc.,
   7.875% - 2008 .................................      275,000      261,937
Prime Hospitality Corporation,
   9.25% - 2006 ..................................      180,000      184,050
Sun International Hotels, Ltd.,
   8.875% - 2011 .................................      550,000      561,688
                                                                  ----------
                                                                   1,007,675

MEDIA - CABLE - 8.1%
Adelphia Communications Corporation:
   9.50% - 2004* .................................       21,694        8,678
   8.375% - 2008* ................................      300,000      123,000
Century Communications Corporation,
   9.50% - 2005* .................................      250,000       75,000
Charter Communications Holdings:
   8.625% - 2009 .................................      400,000      268,000
   11.125% - 2011 ................................      300,000      207,000
CSC Holdings, Inc.,
   7.25% - 2008 ..................................      375,000      303,281
Diamond Holdings,
   9.125% - 2008* ................................      325,000      289,250
Jones Intercable, Inc.,
   7.625% - 2008 .................................      200,000      208,451
Mediacom, LLC, 9.50% - 2013 ......................      400,000      346,000
Rogers Cablesystems,
   9.625% - 2002 .................................       50,000       49,500
Rogers Communications, Inc.,
   9.125% - 2006 .................................      450,000      414,000
                                                                  ----------
                                                                   2,292,160

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
MEDIA - NON-CABLE - 1.1%
Allbritton Communications
   Company, 9.75% - 2007 .........................   $  100,000   $  103,000
K-III Communications Corporation,
   10.25% - 2004 .................................       20,000       17,000
USA Networks, Inc.,
   6.75% - 2005 ..................................      175,000      181,022
                                                                  ----------
                                                                     301,022

METALS - 0.5%
AK Steel Corporation,
   7.875% - 2009 .................................      150,000      150,000
Bulong Operations,
   12.50% - 2008* ................................      175,000           --
Wheeling-Pittsburgh Corporation,
   9.25% - 2007* .................................      100,000        1,000
                                                                  ----------
                                                                     151,000

OIL FIELD SERVICES - 1.5%
Hornbeck-Leevac,
   10.625% - 2008 ................................      400,000      418,500

PACKAGING - 1.9%
Owens-Illinois, Inc.,
   8.10% - 2007 ..................................      575,000      543,375

PAPER - 2.3%
Appleton Papers, Inc.,
   12.50% - 2008 .................................      375,000      369,375
Domtar, Inc., 8.75% - 2006 .......................      250,000      276,996
                                                                  ----------
                                                                     646,371

PHARMACEUTICALS - 1.5%
AdvancePCS, 8.50% - 2008 .........................      400,000      413,000

REFINING - 0.4%
Crown Central Petroleum
   Corporation, 10.875% - 2005 ...................      125,000      102,500

RETAILERS - 0.9%
Ames Department Stores, Inc.,
   10.00% - 2006* ................................      300,000        3,000
Zale Corporation, 8.50% - 2007 ...................      250,000      253,750
                                                                  ----------
                                                                     256,750

TECHNOLOGY - 4.2%
Computer Associates, Inc.,
   6.375% - 2005 .................................      750,000      680,305
Unisys Corporation,
   8.125% - 2006 .................................      500,000      495,000
                                                                  ----------
                                                                   1,175,305

--------------------------------------------------------------------------------
                           22 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES P (HIGH YIELD) (CONTINUED)
                                                     PRINCIPAL
                                                     AMOUNT OR
                                                       NUMBER       MARKET
CORPORATE BONDS (CONTINUED)                          OF SHARES      VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.2%
American Tower Corporation,
   9.375% - 2009 .................................   $  375,000  $   206,250
Call-Net Enterprises, Inc.,
   10.625% - 2008 ................................   $   34,922       10,127
Exodus Communications, Inc.,
   11.625% - 2010* ...............................   $  350,000       57,750
Global Crossing Holdings, Ltd.,
   9.625% - 2008* ................................   $  725,000        7,250
Mastec, Inc., 7.75% - 2008 .......................   $  425,000      386,750
Nextel Communications:
   0.00% - 2008(1) ...............................   $  600,000      288,000
   9.375% - 2009 .................................   $  400,000      203,000
Tritel PCS, Inc., 10.375% - 2011 .................   $  276,000      251,160
Williams Communications Group:
   11.70% - 2008* ................................   $  375,000       29,063
   11.875% - 2010* ...............................   $  550,000       42,625
                                                                 -----------
                                                                   1,481,975

TEXTILES - 0.9%
Westpoint Stevens, Inc.,
   7.875% - 2008 .................................   $  425,000      259,250

TOBACCO - 2.0%
Dimon, Inc.:
   8.875% - 2006 .................................   $  100,000      102,000
   9.625% - 2011 .................................   $  450,000      471,375
                                                                 -----------
                                                                     573,375

TRANSPORTATION - OTHER - 1.1%
Pegasus Aviation Lease
   Securitization, 8.42% - 2030* .................   $  489,231      244,615
Teekay Shipping Corporation,
   8.32% - 2008 ..................................   $   65,000       67,925
                                                                 -----------
                                                                     312,540
                                                                 -----------
   Total corporate bonds - 91.0% ..............................   25,793,522

PREFERRED STOCKS
----------------
BANKS AND CREDIT - 0.1%
California Federal Bank,
   9.125% ........................................        1,000       26,110

BROADCAST MEDIA - 0.8%
CSC Holdings, Inc.,
   11.125% .......................................        1,083       69,312
Primedia, Inc., 10.00%* ..........................        4,910      147,300
                                                                 -----------
                                                                     216,612
                                                                 -----------
   Total preferred stocks - 0.9% ..............................      242,722

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                       NUMBER       MARKET
COMMON STOCKS                                        OF SHARES      VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICE - 0.0%
Call-Net Enterprises, Inc. (Cl. B)* ..............        1,678  $       528

MOVIES & ENTERTAINMENT - 0.1%
Viacom, Inc. (Cl. B)* ............................          592       26,267

PUBLISHING & PRINTING - 0.0%
Golden Books Family Entertainment
   Inc.* .........................................        1,416            4

UNIT INVESTMENT TRUSTS - 2.0%
Diamonds Trust ...................................        1,750      162,208
Nasdaq-100 Shares* ...............................        3,600       93,852
Standard & Poor's Depositary
   Receipts ......................................        3,250      321,912
                                                                 -----------
                                                                     577,972
                                                                 -----------
   Total common stocks - 2.1% .................................      604,771

REPURCHASE AGREEMENT - 3.9%
---------------------------
United Missouri Bank, 1.60% - 07-01-02
   (Collateralized by U.S. T-Bills, 07-05-02
     with a value of $1,125,632) .................   $1,103,000    1,103,000
                                                                 -----------
   Total investments - 97.9% ..................................   27,744,015
   Cash and other assets, less liabilities - 2.1%..............      607,372
                                                                 -----------
   Total net assets - 100.0% ..................................  $28,351,387
                                                                 ===========

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and book purposes.

*Non-income producing security

(1)Deferred interest obligation currently zero under terms of initial offering.

--------------------------------------------------------------------------------
                           23 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES I (INTERNATIONAL)
                                                       NUMBER       MARKET
FOREIGN STOCKS                                        OF SHARES     VALUE
--------------------------------------------------------------------------------
AUSTRALIA - 1.1%
Brambles Industries, Ltd. ........................       35,100   $  186,016

BRAZIL - 0.3%
Companhia  Vale do Rio Doce
   ADR* ..........................................        2,100       58,107

BELGIUM - 0.1%
Interbrew ........................................          703       20,182

CANADA - 0.9%
Canadian National Railway
   Company .......................................        3,100      160,580

DENMARK - 0.2%
Group 4 Falck A/S ................................          800       27,653

FINLAND - 2.1%
Nokia Oyj ........................................       12,640      185,002
Stora Enso Oyj ...................................        6,200       86,887
UPM-Kymmene Oyj ..................................        2,200       86,605
                                                                  ----------
                                                                     358,494

FRANCE - 15.5%
Autoroutes du Sud de la France ...................        3,804      103,313
Aventis S.A. .....................................        6,349      449,892
Axa ..............................................        7,551      138,110
BNP Paribas S.A. .................................        5,360      296,438
Credit Lyonnais S.A. .............................        3,410      146,159
Dassault Systemes S.A. ...........................          170        7,765
Groupe Danone ....................................        1,500      206,211
Pechiney S.A. ....................................        1,600       73,082
Sanofi-Synthelabo S.A. ...........................        2,498      151,969
Schneider Electric S.A. ..........................        5,089      273,660
Societe Generale .................................        1,836      120,943
Suez S.A. ........................................        7,888      210,335
Totalfinaelf S.A.(1) .............................        3,227      523,940
                                                                  ----------
                                                                   2,701,817

GERMANY - 5.5%
Allianz AG .......................................          710      143,359
Altana AG ........................................        1,533       83,179
BASF AG ..........................................        1,963       91,408
Bayer AG .........................................        3,856      123,576
Deutsche Telekom AG ..............................        3,304       30,999
E.On AG ..........................................        2,385      138,381
Henkel Kgaa ......................................        2,000      139,647
SAP AG ...........................................        1,241      121,642
Siemens AG .......................................        1,315       78,934
                                                                  ----------
                                                                     951,125

HUNGARY - 0.2%
OTP Bank Rt ......................................        4,610       36,264

                                                       NUMBER       MARKET
FOREIGN STOCKS (CONTINUED)                            OF SHARES     VALUE
--------------------------------------------------------------------------------
IRELAND - 0.6%
Bank of Ireland ..................................        8,887   $  110,675

ITALY - 4.9%
Eni SpA ..........................................       20,396      324,304
Intesabci SpA ....................................       27,933       85,243
Riunione Adriatica di Sicurta SpA
   (RAS) .........................................        6,628       88,957
Snam Rete Gas SpA ................................       30,350       89,621
Telecom Italia SpA ...............................       15,090      118,180
Unicredito Italiano SpA ..........................       34,166      154,540
                                                                  ----------
                                                                     860,845

JAPAN - 19.9%
Asahi Glass Company, Ltd. ........................       14,000       89,588
Bridgestone Corporation ..........................        9,000      123,894
Canon, Inc. ......................................        6,000      226,765
Daiwa Securities Group, Inc. .....................       14,000       90,756
Fujitsu, Ltd. ....................................       22,000      153,446
Hitachi, Ltd. ....................................       11,000       71,125
Honda Motor Company, Ltd. ........................        3,900      158,134
Ito-Yokado Company, Ltd. .........................        3,000      150,175
Kao Corporation ..................................        6,000      138,161
Matsushita Electric Industrial
   Company, Ltd. .................................       10,000      136,409
Mitsubishi Corporation ...........................       26,000      188,069
Mitsui & Company, Ltd. ...........................       29,000      194,043
Mitsui Fudosan Company, Ltd. .....................       19,000      168,029
Nintendo Company, Ltd. ...........................          600       88,353
Nissan Motor Company, Ltd. .......................       30,000      207,742
Nomura Holdings, Inc. ............................       16,000      234,941
Sankyo Company, Ltd. .............................        7,000       95,194
Sega Corporation* ................................        3,800       91,307
Sharp Corporation ................................       11,000      139,680
Sony Corporation .................................        3,800      200,684
Sumitomo Mitsui Banking
   Corporation ...................................       17,000       82,972
Takeda Chemical Industries, Ltd. .................        4,000      175,538
Toyota Motor Corporation .........................        6,900      183,064
Yamanouchi Pharmaceutical
   Company, Ltd. .................................        3,000       77,841
                                                                  ----------
                                                                   3,465,910

KOREA - 2.3%
Hyundai Motor Company, Ltd.* .....................        1,020       30,651
Kookmin Bank* ....................................        3,084      149,714
Posco ............................................          560       62,145
Samsung Electronics Company,
   Ltd. ..........................................          570      155,885
                                                                  ----------
                                                                     398,395

MEXICO - 0.7%
Cemex S.A. de C.V. ADR ...........................        1,972       51,982
Grupo Financiero BBVA Bancomer
   S.A. de C.V. (GFB)* ...........................       85,900       70,223
                                                                  ----------
                                                                     122,205

--------------------------------------------------------------------------------
                           24 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES I (INTERNATIONAL) (CONTINUED)
                                                       NUMBER       MARKET
FOREIGN STOCKS (CONTINUED)                            OF SHARES     VALUE
--------------------------------------------------------------------------------
NETHERLANDS - 5.3%
ASML Holding N.V .................................        2,900   $   45,910
DSM N.V ..........................................        1,000       46,407
Gucci Group N.V.* ................................        1,737      162,969
Heineken N.V .....................................        1,000       43,889
ING Groep N.V ....................................        3,400       87,304
Koninklijke Ahold N.V ............................        3,627       76,297
Reed Elsevier N.V ................................       11,900      162,184
TPG N.V ..........................................        6,727      151,939
VNU N.V ..........................................        5,500      152,851
                                                                  ----------
                                                                     929,750

POLAND - 0.2%
Bank Pekao S.A. ADR ..............................        1,557       35,767

SPAIN - 4.0%
Banco Bilbaovizcaya Argentaria,
   S.A. ..........................................       14,100      159,443
Banco Popular Espanol S.A. .......................        4,235      187,250
Industria de Diseno Textil, S.A.* ................        5,400      114,020
Telefonica S.A. * ................................       27,884      234,075
                                                                  ----------
                                                                     694,788

SWEDEN - 0.4%
Skandinaviska Enskilda Banken
   AB (SEB) ......................................        6,040       63,420

SWITZERLAND - 9.2%
Adecco S.A. ......................................          830       49,299
Credit Suisse Group ..............................        6,586      209,090
Holcim, Ltd. .....................................          356       81,686
Nestle S.A. ......................................        1,266      295,170
Novartis AG(1) ...................................       12,593      553,794
Swiss Re .........................................        1,500      146,644
Syngenta AG ......................................        1,709      102,715
UBS AG ...........................................        3,400      170,994
                                                                  ----------
                                                                   1,609,392

UNITED KINGDOM - 20.6%
BAA plc ..........................................       12,114      110,423
Barclays plc .....................................       26,525      223,185
BHP Billiton plc .................................       19,557      106,275
BP plc(1) ........................................       58,936      494,548
British Sky Broadcasting Group
   plc* ..........................................       15,780      151,417
Compass Group plc ................................       12,053       72,938
Glaxosmithkline plc ..............................       17,456      377,304
National Grid Group plc ..........................       11,487       81,420
Reckitt Benckiser plc ............................        6,792      122,269
Royal Bank of Scotland Group
   plc ...........................................       15,312      434,126
Scottish & Southern Energy plc ...................       17,056      168,730
Shell Transport & Trading Company
   plc ...........................................       59,319      448,031

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                       NUMBER       MARKET
FOREIGN STOCKS (CONTINUED)                           OF SHARES      VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Six Continents plc ...............................        7,955  $    80,637
Tesco plc ........................................       66,820      243,176
Vodafone Group plc(1) ............................      338,883      464,903
                                                                 -----------
                                                                   3,579,382
                                                                 -----------
   Total foreign stocks - 94.0% ...............................   16,370,767

REPURCHASE AGREEMENT - 5.1%
---------------------------
State Street, 0.65%, 07-01-02
   (Collateralized by FNMA,
   2.625% - 11-21-03 with a
   value of $898,229) ............................     $880,348      880,348
                                                                 -----------
   Total investments - 99.1% ..................................   17,251,115
   Cash & other assets, less liabilities - 0.9% ...............      163,093
                                                                 -----------
   Total net assets - 100.0% ..................................  $17,414,208
                                                                 ===========

--------------------------------------------------------------------------------
                           25 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES I (INTERNATIONAL) (CONTINUED)

INVESTMENT CONCENTRATION
--------------------------------------------------------------------------------
At June 30, 2002, Series I investment concentration, by industry, was as follows:

Airlines ..........................................................     0.6%
Apparel ...........................................................     0.9%
Automobiles .......................................................     3.3%
Banks & Credit ....................................................    15.3%
Beverages .........................................................     0.8%
Broadcast Media ...................................................     0.9%
Building Materials ................................................     1.3%
Chemicals .........................................................     4.1%
Computer Software .................................................     0.7%
Computer Systems ..................................................     0.9%
Cosmetics .........................................................     0.8%
Electrical Equipment ..............................................     1.6%
Electric Utilities ................................................     1.4%
Electronics .......................................................     4.0%
Financial Services ................................................     2.3%
Food Processing ...................................................     3.3%
Food Wholesalers ..................................................     0.4%
Health Care .......................................................     0.9%
Household Products ................................................     0.7%
Import/Export .....................................................     1.1%
Insurance .........................................................     3.5%
Manufacturing .....................................................     1.3%
Medical ...........................................................     1.0%
Metals & Minerals .................................................     1.4%
Miscellaneous .....................................................     1.1%
Natural Gas .......................................................     0.5%
Oil ...............................................................    10.3%
Office Equipment ..................................................     1.3%
Paper & Forest Products ...........................................     1.0%
Pharmaceuticals ...................................................     9.4%
Publishing ........................................................     1.8%
Real Estate Development ...........................................     1.0%
Retail ............................................................     2.9%
Semiconductors ....................................................     0.3%
Services ..........................................................     1.3%
Steel .............................................................     0.4%
Telecommunications ................................................     5.9%
Tire & Rubber .....................................................     0.7%
Toys & Sporting Goods .............................................     1.0%
Transportation ....................................................     2.6%
Repurchase Agreement ..............................................     5.1%
Cash & other assets, less liabilities .............................     0.9%
                                                                      -----
                                                                      100.0%
                                                                      =====
The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

(1)Security is segregated as collateral for futures, forward exchange contracts or options.

--------------------------------------------------------------------------------
                           26 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES O (EQUITY INCOME)
                                                       NUMBER       MARKET
PREFERRED STOCKS                                      OF SHARES     VALUE
--------------------------------------------------------------------------------
BANKS & CREDIT - 0.3%
Ford Motor Company Capital
   Trust II, 6.50% - 2032 ........................       10,300   $  579,375

TECHNOLOGY - 0.3%
Lucent Technologies,
   8.00% - 2031 ..................................        1,150      557,750
                                                                  ----------
   Total preferred stocks - 0.6% ..............................    1,137,125

COMMON STOCKS
-------------
AEROSPACE/DEFENSE - 4.5%
Honeywell International, Inc. ....................       98,200    3,459,586
Lockheed Martin Corporation ......................       21,300    1,480,350
Ratheon Company ..................................       30,800    1,255,100
Rockwell Collins, Inc. ...........................       77,900    2,136,018
                                                                  ----------
                                                                   8,331,054

AUTO PARTS & EQUIPMENT - 0.2%
TRW, Inc. ........................................        7,000      397,600

AUTOMOBILE MANUFACTURERS - 0.5%
Ford Motor Company ...............................       60,700      971,200

BANKS - 7.0%
Bank of America Corporation ......................       26,500    1,864,540
Bank One Corporation .............................       71,767    2,761,594
FleetBoston Financial Corporation ................       76,420    2,472,187
Mellon Financial Corporation .....................       67,500    2,121,525
Mercantile Bankshares
   Corporation ...................................       28,400    1,165,252
National City Corporation ........................       34,200    1,137,150
Wells Fargo & Company ............................       30,800    1,541,848
                                                                  ----------
                                                                  13,064,096

BUILDING PRODUCTS - 0.0%
Armstrong Holdings,  Inc.* .......................       16,700       29,893

COMMERCIAL PRINTING - 0.6%
R. R. Donnelley & Sons
   Company .......................................       39,700    1,093,735

COMPUTER HARDWARE - 1.0%
Hewlett-Packard Company ..........................      117,699    1,798,441

DEPARTMENT STORES - 1.0%
J. C. Penney Company, Inc. .......................       16,100      354,522
May Department Stores
   Company .......................................       48,050    1,582,286
                                                                  ----------
                                                                   1,936,808

DISTILLER & VINTNERS - 0.9%
Brown-Forman Corporation
   (Cl.B) ........................................       24,800    1,712,192

DIVERSIFIED CHEMICALS - 2.5%
Dow Chemical Company .............................       44,800    1,540,224
E. I. du Pont de Nemours &
   Company .......................................       50,200    2,228,880
Hercules, Inc.* ..................................       75,600      901,152
                                                                  ----------
                                                                   4,670,256

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 0.4%
Dun & Bradstreet
   Corporation* ..................................       21,300   $  703,965

DIVERSIFIED FINANCIAL SERVICES - 4.6%
American Express Company .........................       55,000    1,997,600
Citigroup, Inc. ..................................       40,533    1,570,654
Fannie Mae .......................................       25,400    1,873,250
J. P. Morgan Chase & Company .....................       56,930    1,931,066
Moody's Corporation ..............................       23,400    1,164,150
                                                                  ----------
                                                                   8,536,720

ELECTRIC UTILITIES - 3.3%
Constellation Energy Group, Inc. .................       71,600    2,100,744
Duke Energy Corporation ..........................       53,500    1,663,850
Exelon Corporation ...............................       24,337    1,272,825
FirstEnergy Corporation ..........................       30,557    1,019,993
                                                                  ----------
                                                                   6,057,412

ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
Agere Systems, Inc.* .............................       46,801       70,202
Cooper Industries, Ltd. ..........................       59,288    2,330,018
Emerson Electric Company .........................        8,400      449,484
Hubbell, Inc. (Cl.B) .............................       35,800    1,222,570
Rockwell Automation, Inc. ........................       47,400      940,890
                                                                  ----------
                                                                   5,013,164

ENVIRONMENTAL SERVICES - 1.1%
Waste Management, Inc. ...........................       81,222    2,115,833

GAS UTILITIES - 1.4%
El Paso Corporation ..............................       53,300    1,098,513
NiSource, Inc. ...................................       67,600    1,475,708
                                                                  ----------
                                                                   2,574,221

HEALTH CARE EQUIPMENT - 0.6%
Becton, Dickinson & Company ......................       31,200    1,074,840

HOTELS - 1.9%
Hilton Hotels Corporation ........................      100,200    1,392,780
Starwood Hotels & Resorts
   Worldwide, Inc. ...............................       67,749    2,228,265
                                                                  ----------
                                                                   3,621,045

HOUSEHOLD APPLIANCES - 0.5%
Black & Decker Corporation .......................       18,700      901,340

HOUSEHOLD PRODUCTS - 2.0%
Clorox Company ...................................       31,200    1,290,120
Kimberly-Clark Corporation .......................       19,200    1,190,400
Procter & Gamble Company .........................       14,200    1,268,060
                                                                  ----------
                                                                   3,748,580

HOUSEWARES & SPECIALTIES - 1.2%
Fortune Brands, Inc. .............................       40,600    2,271,164

INDUSTRIAL CONGLOMERATES - 2.7%
3M Company .......................................       17,600    2,164,800
General Electric Company .........................       99,700    2,896,285
                                                                  ----------
                                                                   5,061,085

--------------------------------------------------------------------------------
                           27 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES O (EQUITY INCOME) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY - 1.4%
Eaton Corporation ................................       12,700   $  923,925
Pall Corporation .................................       76,900    1,595,675
                                                                  ----------
                                                                   2,519,600

INSURANCE BROKERS - 0.5%
Aon Corporation ..................................       32,400      955,152

INTEGRATED OIL & GAS - 8.2%
Amerada Hess Corporation .........................       31,200    2,574,000
ChevronTexaco Corporation ........................       53,166    4,705,191
Exxon Mobil Corporation ..........................      120,568    4,933,642
Marathon Oil Corporation .........................       33,400      905,808
Royal Dutch Petroleum Company
   NY ............................................       37,600    2,078,152
                                                                  ----------
                                                                  15,196,793

INTEGRATED TELECOMMUNICATION SERVICES - 6.8%
AT&T Corporation .................................      194,350    2,079,545
Alltel Corporation ...............................       38,400    1,804,800
BellSouth Corporation ............................       64,800    2,041,200
Qwest Communications
   International, Inc.* ..........................      315,301      882,843
SBC Communications, Inc. .........................       71,252    2,173,186
Sprint Corporation (FON Group) ...................       87,000      923,070
Verizon Communications, Inc. .....................       68,636    2,755,735
                                                                  ----------
                                                                  12,660,379

LEISURE PRODUCTS - 0.6%
Hasbro, Inc. .....................................       88,600    1,201,416

LIFE & HEALTH INSURANCE - 1.9%
Lincoln National Corporation .....................       17,100      718,200
Prudential Financial, Inc.* ......................       18,000      600,480
UnumProvident Corporation ........................       84,300    2,145,435
                                                                  ----------
                                                                   3,464,115

MOVIES & ENTERTAINMENT - 2.1%
AOL Time Warner, Inc.* ...........................      124,200    1,826,982
Walt Disney Company ..............................      112,900    2,133,810
                                                                  ----------
                                                                   3,960,792

MULTI-LINE INSURANCE - 0.9%
American International Group,
   Inc. ..........................................       24,287    1,657,102

OFFICE ELECTRONICS - 0.1%
Xerox Corporation* ...............................       32,100      223,737

OIL & GAS EQUIPMENT & SERVICES - 0.3%
Baker Hughes, Inc. ...............................       16,200      539,298

OIL & GAS EXPLORATION & PRODUCTION - 1.1%
Unocal Corporation ...............................       54,300    2,005,842

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
PACKAGED FOODS - 2.8%
Campbell Soup Company ............................       44,500   $1,230,870
General Mills, Inc. ..............................       31,500    1,388,520
Hershey Foods Corporation ........................       21,300    1,338,918
Kellogg Company ..................................       18,200      652,652
McCormick & Company, Inc. ........................       20,400      525,300
                                                                  ----------
                                                                   5,136,260

PAPER PRODUCTS - 1.9%
International Paper Company ......................       65,120    2,837,929
MeadWestvaco Corporation .........................       18,300      614,148
                                                                  ----------
                                                                   3,452,077

PERSONAL PRODUCTS - 0.9%
Gillette Company .................................       50,600    1,713,822

PHARMACEUTICALS - 6.2%
Abbott Laboratories ..............................       24,500      922,425
Bristol-Myers Squibb Company .....................      111,300    2,860,410
Merck & Company, Inc. ............................       70,600    3,575,184
Schering-Plough Corporation ......................      105,800    2,602,680
Wyeth ............................................       31,900    1,633,280
                                                                  ----------
                                                                  11,593,979

PHOTOGRAPHIC PRODUCTS - 0.9%
Eastman Kodak Company ............................       56,700    1,653,939

PROPERTY & CASUALTY INSURANCE - 2.5%
Chubb Corporation ................................       27,300    1,932,840
Safeco Corporation ...............................       67,300    2,078,897
St. Paul Companies, Inc. .........................       16,104      626,768
                                                                  ----------
                                                                   4,638,505

PUBLISHING & PRINTING - 2.9%
Dow Jones & Company, Inc. ........................       44,000    2,131,800
Knight-Ridder, Inc. ..............................       34,500    2,171,775
Reader's Digest Association, Inc. ................       57,200    1,071,356
                                                                  ----------
                                                                   5,374,931

RAILROADS - 2.5%
Norfolk Southern Corporation .....................       71,800    1,678,684
Union Pacific Corporation ........................       47,700    3,018,456
                                                                  ----------
                                                                   4,697,140

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Rouse Company ....................................       17,100      563,103
Simon Property Group, Inc. .......................       50,336    1,854,882
                                                                  ----------
                                                                   2,417,985

RESTAURANTS - 0.9%
McDonald's Corporation ...........................       60,000    1,707,000

SEMICONDUCTORS - 0.8%
Agere Systems, Inc.* .............................      115,206      161,288
Texas Instruments, Inc. ..........................       52,000    1,232,400
                                                                  ----------
                                                                   1,393,688

--------------------------------------------------------------------------------
                           28 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES O (EQUITY INCOME) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.5%
Great Lakes Chemical
   Corporation ...................................       47,800  $ 1,269,090
International Flavors & Fragrances,
   Inc. ..........................................       47,100    1,530,279
                                                                 -----------
                                                                   2,799,369

SPECIALTY STORES - 0.9%
Toys 'R' Us, Inc.* ...............................       90,800    1,586,276

SYSTEMS SOFTWARE - 0.7%
Microsoft Corporation* ...........................       23,200    1,255,584

TELECOMMUNICATIONS EQUIPMENT - 1.0%
Corning, Inc.* ...................................       46,100      163,655
Lucent Technologies, Inc.* .......................      176,900      293,654
Motorola, Inc. ...................................      101,200    1,459,304
                                                                 -----------
                                                                   1,916,613

TOBACCO - 1.5%
Phillip Morris Companies, Inc. ...................       23,100    1,009,008
UST,  Inc. .......................................       49,600    1,686,400
                                                                 -----------
                                                                   2,695,408

TRADING COMPANIES & DISTRIBUTORS - 1.0%
Genuine Parts Company ............................       52,300    1,823,701
                                                                 -----------
   Total common stocks - 94.7% ................................  175,925,147

FOREIGN STOCK - 1.8%
--------------------
UNITED KINGDOM
BP plc ADR .......................................       67,484    3,407,267

TEMPORARY CASH INVESTMENTS - 2.6%
---------------------------------
T. Rowe Price Reserve Investment
   Fund ..........................................    3,373,554    3,373,554
State Street GA Fund .............................    1,424,898    1,424,898
                                                                ------------
   Total temporary cash investments - 2.6% ....................    4,798,452
                                                                ------------
   Total Investments - 99.7% ..................................  185,267,991
   Cash and other assets less
     liabilities - 0.3% .......................................      567,827
                                                                ------------
   Total net assets - 100.0% .................................. $185,835,818
                                                                ============

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and finanical statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

--------------------------------------------------------------------------------
                           29 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION)
                                                      PRINCIPAL      MARKET
CONVERTIBLE BONDS                                      AMOUNT        VALUE
--------------------------------------------------------------------------------
ELECTRONICS - 0.0%
Solectron Corporation,
   0.00% - 2020* .................................   $   25,000   $   10,062

CORPORATE BONDS
---------------
AEROSPACE/DEFENSE - 0.1%
Northrop Grumman Corporation,
   7.125% - 2011 .................................       60,000       63,903

AIRLINES - 0.0%
Northwest Airlines, Inc.,
   9.875% - 2007 .................................       25,000       22,500

AUTOMOTIVE - 0.6%
Advance Stores Company, Inc.,
   10.25% - 2008 .................................       25,000       26,250
Arvin Industries, Inc.,
   7.125% - 2009 .................................       25,000       24,579
CSK Auto, Inc., 12.00% - 2006 ....................       25,000       26,719
DaimlerChrysler NA Holdings,
   7.30% - 2012 ..................................       75,000       78,560
Dana Corporation,
   10.125% - 2010 ................................       25,000       25,500
Delco Remy International, Inc.,
   8.625% - 2007 .................................       25,000       23,500
Ford Motor Company,
   7.45% - 2031 ..................................      145,000      135,031
Lear Corporation, 7.96% - 2005 ...................       50,000       51,562
Metaldyne Corporation,
   11.00% - 2012 .................................       25,000       24,375
MSX International, Inc.,
   11.375% - 2008 ................................       25,000       17,531
Stoneridge, Inc., 11.50% - 2012 ..................       25,000       25,250
                                                                  ----------
                                                                     458,857

BANKING - 1.0%
Bankers Trust Corporation,
   7.25% - 2003 ..................................      100,000      102,742
Charter One Bank FSB,
   6.375% - 2012 .................................       60,000       61,545
Countrywide Home Loans, Inc.
   5.50% - 2007 ..................................      125,000      127,229
Golden State Holdings,
   7.125% - 2005 .................................       50,000       53,375
MBNA America Bank NA,
   6.50% - 2006 ..................................      150,000      155,314
PNC Funding Corporation,
   5.75% - 2006 ..................................      225,000      231,917
State Street Corporation,
   7.65% - 2010 ..................................       60,000       67,650
Western Financial Bank,
   9.625% - 2012 .................................       25,000       25,000
                                                                  ----------
                                                                     824,772

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRY - OTHER - 0.1%
Better Minerals & Aggregates
   Company, 13.00% - 2009 ........................   $   25,000   $   23,500
Sybron Dental Specialties, Inc.,
   8.125% - 2012 .................................       25,000       24,750
Westinghouse Air Brake Company,
   9.375% - 2005 .................................       75,000       75,375
                                                                  ----------
                                                                     123,625

BEVERAGE - 0.1%
Cott Beverages, Inc.,
   8.00% - 2011 ..................................       75,000       75,750

BROKERAGE - 0.4%
Credit Suisse First Boston USA,
   Inc., 6.50% - 2012 ............................       60,000       60,470
Goldman Sachs Group, Inc.,
   6.60% - 2012 ..................................      100,000      101,861
Lehman Brothers Holdings,  Inc.,
   6.625% - 2012 .................................       65,000       65,910
Morgan Stanley Dean Witter
   Group, 6.60% - 2012 ...........................       60,000       61,145
Regions Financial Corporation,
   6.375% - 2012 .................................       75,000       77,197
                                                                  ----------
                                                                     366,583

BUILDING MATERIALS - 0.4%
ABC Supply Company (Series B),
   10.625% - 2007 ................................      100,000      103,250
Associated Materials Inc.,
   9.75% - 2012 ..................................       25,000       25,625
Masco Corporation,
   5.875% - 2012 .................................       70,000       69,084
Nortek, Inc., 9.875% - 2011 ......................       50,000       50,500
Ryland Group, 9.125% - 2011 ......................       50,000       53,000
                                                                  ----------
                                                                     301,459

CAPITAL GOODS - OTHER - 0.1%
International Wire Group,
   11.75% - 2005 .................................       50,000       44,750
Stone Container Corporation,
   8.375% - 2012 .................................       25,000       25,187
                                                                  ----------
                                                                      69,937

CAPTIVE - 0.2%
General Motors Acceptance
   Corporation, 8.00% - 2031 .....................      140,000      143,185

--------------------------------------------------------------------------------
                           30 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
CHEMICALS - 0.6%
American Pacific Corporation,
   9.25% - 2005 ..................................   $   35,000   $   35,569
Chevron Phillips Chemical Company,
   5.375% - 2007 .................................       90,000       89,671
Hercules, Inc., 11.125% - 2007 ...................       55,000       61,600
Huntsman ICI Chemicals LLC,
   10.125% - 2009 ................................       50,000       44,750
Huntsman International LLC,
   9.875% - 2009 .................................       25,000       25,062
Koppers Industry, Inc.,
   9.875% - 2007 .................................       75,000       75,937
Lyondell Chemical Company,
   9.875% - 2007 .................................       50,000       47,875
MacDermid, Inc., 9.125% - 2011 ...................       50,000       52,500
OM Group, Inc., 9.25% - 2011 .....................       25,000       25,875
                                                                  ----------
                                                                     458,839

CONSTRUCTION MACHINERY - 0.1%
JLG Industries, Inc.,
   8.375% - 2012 .................................       25,000       25,000
NMHG Holding Company,
   10.00% - 2009 .................................       25,000       25,375
Terex Corporation,
   10.375% - 2011 ................................       25,000       26,875
                                                                  ----------
                                                                      77,250

CONSUMER PRODUCTS - 0.4%
Actuant Corporation,
   13.00% - 2009 .................................       49,000       56,840
American Achievement Corporation,
   11.625% - 2007 ................................       25,000       25,781
Armkel LLC/Armkel Finance, Inc.,
   9.50% - 2009 ..................................       25,000       26,000
Johnsondiversey, Inc.,
   9.625% - 2012 .................................       50,000       52,250
Mail-Well I Corporation,
   9.625% - 2012 .................................       25,000       25,125
Motors and Gears, Inc.,
   10.75% - 2006 .................................       25,000       23,875
Tyco International Group S.A.,
   5.80% - 2006 ..................................      120,000       94,721
                                                                  ----------
                                                                     304,592

DISTRIBUTORS - 0.3%
Amerigas Partners LP/AP Eagle
   Finance Corporation,
   8.875% - 2011 .................................       75,000       78,000
Reliant Energy Resources,
   6.50% - 2008 ..................................       11,000        9,524
Sempra Energy, 6.80% - 2004 ......................      125,000      130,122
                                                                  ----------
                                                                     217,646

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITY - 1.4%
Allegheny Energy Supply,
   8.25% - 2012 ..................................   $  110,000   $  116,170
Appalachian Power Company,
   4.80% - 2005 ..................................       95,000       94,561
Constellation Energy Group,
   6.35% - 2007 ..................................      115,000      119,117
Consumers Energy Company,
   6.00% - 2005 ..................................       80,000       73,040
Entergy Louisiana, Inc.,
   6.50% - 2008 ..................................      125,000      127,945
Firstenergy Corporation,
   7.375% - 2031 .................................       90,000       85,404
Midwest Power Systems, Inc.,
   7.125% - 2003 .................................      140,000      143,325
Nisource Finance Corporation,
   7.625% - 2005 .................................       90,000       90,536
PPL Energy Supply, LLC,
   6.40% - 2011 ..................................       60,000       55,905
Southern Power Company,
   6.25% - 2012 ..................................       45,000       45,126
Teco Energy, Inc., 7.00% - 2012 ..................       40,000       41,949
TXU Corporation,
   6.375% - 2006 .................................       75,000       77,138
Ucar Finance, Inc.,
   10.25% - 2012 .................................       25,000       25,500
                                                                  ----------
                                                                   1,095,716

ENERGY - OTHER - 0.2%
Fairchild Semiconductor Corporation,
   10.50% - 2009 .................................       50,000       53,250
Universal Compression, Inc.,
   0.00% - 2008(1) ...............................      100,000       95,000
                                                                  ----------
                                                                     148,250

ENTERTAINMENT - 0.6%
AMF Bowling Worldwide, Inc.,
   13.00% - 2008 .................................       25,000       26,781
Bally Total Fitness Holding Corporation,
   9.875% - 2007 .................................      150,000      148,875
Hasbro, Inc., 8.50% - 2006 .......................       50,000       51,250
Premier Parks, Inc.,
   9.75% - 2007 ..................................       25,000       25,625
Six Flags, Inc., 8.875% - 2010 ...................       25,000       24,875
Six Flags, Inc., 9.50% - 2009 ....................       50,000       51,000
Speedway Motorsports, Inc.,
   8.50% - 2007 ..................................      150,000      155,625
                                                                  ----------
                                                                     484,031

--------------------------------------------------------------------------------
                           31 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
ENVIRONMENTAL - 0.2%
Fisher Scientific International,
   8.125% - 2012 .................................   $   25,000   $   24,875
IESI Corporation, 10.25% - 2012 ..................       25,000       25,000
Synagro Technologies, Inc.,
   9.50% - 2009 ..................................       25,000       25,625
Weyerhaeuser Company,
   5.95% - 2008 ..................................      120,000      121,266
                                                                  ----------
                                                                     196,766

FINANCIAL - OTHER - 0.1%
IPC Acquisition Corporation,
   11.50% - 2009 .................................       50,000       48,000

FINANCIAL INSTITUTIONS - 0.0%
Intertek Finance plc,
   10.25% - 2006 .................................       25,000       26,281

FOOD - 0.5%
Foodmaker Corporation 1993A,
   9.75% - 2003 ..................................       75,000       75,750
Kraft Foods, Inc., 6.25% - 2012 ..................       85,000       87,585
McDonald's Corporation,
   6.625% - 2005 .................................       50,000       50,438
Price/Costco, Inc.,
   7.125% - 2005 .................................      100,000      108,500
TravelCenters of America, Inc.,
   12.75% - 2009 .................................       50,000       55,062
                                                                  ----------
                                                                     377,335

GAMING - 0.6%
Ameristar Casinos, Inc.,
   10.75% - 2009 .................................       75,000       80,437
Argosy Gaming Company,
   10.75% - 2009 .................................      100,000      107,500
Chumash Casino & Resort,
   9.00% - 2010 ..................................       25,000       25,313
Hollywood Park, Inc.,
   9.25% - 2007 ..................................       50,000       44,750
International Game Technology,
   8.375% - 2009 .................................       75,000       79,125
Isle of Capri Casinos,
   8.75% - 2009 ..................................       25,000       25,125
Penn National Gaming, Inc.,
   11.125% - 2008 ................................       50,000       53,937
Riviera Holdings Corporation,
   11.00% - 2010 .................................       25,000       24,313
Venetian Casinos Resort LLC,
   11.00% - 2010 .................................       75,000       75,469
                                                                  ----------
                                                                     515,969

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 0.2%
Insight Health Services Corporation,
   9.875% - 2011 .................................   $   50,000   $   50,250
Kinetic Concepts, Inc.,
   9.625% - 2007 .................................       25,000       24,875
Playtex Products, Inc.,
   9.375% - 2011 .................................       75,000       79,500
                                                                  ----------
                                                                     154,625

HOME CONSTRUCTION - 0.1%
Lennar Corporation,
   9.95% - 2010 ..................................       50,000       55,000
WCI Communities, Inc.,
   10.625% - 2011 ................................       50,000       52,250
                                                                  ----------
                                                                     107,250

INDUSTRIAL - INDEPENDENT - 0.0%
Magnum Hunter Resources, Inc.,
   9.60% - 2012 ..................................       25,000       25,750

INDUSTRIAL - INTEGRATED - 0.2%
Coastal Corporation,
   6.50% - 2006 ..................................      125,000      121,221

INSURANCE - PROPERTY & CASUALTY - 0.1%
Willis Corroon Corporation -
   9.00% - 2009 ..................................       50,000       51,500

LIFE - 0.5%
AIG Sunamerica Global Finance XII,
   5.30% - 2007 ..................................       70,000       71,725
Allstate Financial Global Funding,
   5.25% - 2007 ..................................      125,000      127,026
John Hancock Global Funding II,
   5.625% - 2006 .................................      125,000      128,067
Nationwide Financial Services, Inc.,
   5.90% - 2012 ..................................       85,000       84,170
                                                                  ----------
                                                                     410,988

LODGING - 0.3%
Courtyard by Marriott,
   10.75% - 2008 .................................      100,000      102,625
Herbst Gaming, Inc.,
   10.75% - 2008 .................................       25,000       26,312
Hollywood Casino Corporation,
   11.25% - 2007 .................................       25,000       27,000
John Q. Hammons Hotels, LP,
   8.875% - 2012 .................................       25,000       24,500
Starwood Hotels Resorts,
   7.375% - 2007 .................................       25,000       24,594
Station Casinos, Inc.,
   9.875% - 2010 .................................       25,000       26,438
                                                                  ----------
                                                                     231,469

--------------------------------------------------------------------------------
                           32 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
MEDIA - CABLE - 0.5%
Charter Communications Holdings,
   11.125% - 2011 ................................   $   50,000   $   34,500
Comcast Cable Communications,
   Inc., 6.75% - 2011 ............................      100,000       89,319
Cox Communications, Inc.,
   7.875% - 2009 .................................       65,000       64,204
Echostar DBS Corporation,
   9.375% - 2009 .................................      100,000       92,500
Granite Broadcasting Corporation,
   10.375% - 2005 ................................       25,000       23,000
Lin Holdings Corporation,
   0.00% -2008(1) ................................       50,000       46,000
Mediacom Broadband, LLC,
   11.00% - 2013 .................................       25,000       23,375
Paxson Communications Corporation:
   10.75% - 2008 .................................       50,000       48,000
   0.00% - 2009(1) ...............................       25,000       14,188
                                                                  ----------
                                                                     435,086

MEDIA - NONCABLE - 0.7%
Acme Television/Finance,
   10.875% - 2004 ................................       25,000       25,125
AOL Time Warner, Inc.,
   7.625% - 2031 .................................      100,000       87,561
Canwest Media, Inc.,
   10.625% - 2011 ................................       25,000       24,875
Clear Channel Communications,
   7.875% - 2005 .................................      120,000      126,256
Coinmach Corporation,
   9.00% - 2010 ..................................       25,000       25,375
Lamar Media Corporation,
   8.625% - 2007 .................................       25,000       25,625
Primedia, Inc., 8.50% - 2006 .....................       50,000       38,500
Radio One, Inc., 8.875% - 2011 ...................       25,000       24,938
Sinclair Broadcast Group,
   8.75% - 2007 ..................................       75,000       74,625
Sun Media Corporation,
   9.50% - 2007 ..................................       32,000       33,280
Transwestern Holdings, LP,
   11.875% - 2008* ...............................       25,000       25,281
Transwestern Publishing Company,
   9.625% - 2007 .................................       25,000       26,000
                                                                  ----------
                                                                     537,441

METALS - 0.4%
AK Steel Corporation:
   9.125% - 2006 .................................       50,000       52,280
   7.750% - 2012 .................................       25,000       24,750
Bethlehem Steel,
   10.375% - 2003* ...............................       50,000        3,250
Foamex LP/Capital Corporation,
   10.75% - 2009 .................................       25,000       25,500
Freeport-McMoran Resources,
   7.00% - 2008 ..................................       50,000       33,000

                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
METALS (CONTINUED)
Jorgensen Earle M. Company,
   9.75% - 2012 ..................................   $   25,000   $   24,625
Peabody Energy Corporation,
   9.625% - 2008 .................................       25,000       26,438
Phelps Dodge Corporation,
   8.75% - 2011 ..................................       80,000       82,530
Steel Dynamics, Inc.,
   9.50% - 2009 ..................................       25,000       26,375
Trimas Corporation,
   9.875% - 2012 .................................       50,000       49,875
                                                                  ----------
                                                                     348,623
NATURAL GAS - 0.0%
Nuevo Energy Company,
   9.50% - 2008 ..................................          500          504

NONCAPTIVE - CONSUMER - 0.4%
Household Finance Corporation,
    7.00% - 2012 .................................       85,000       84,520
International Lease Finance
   Corporation, 6.375% - 2009 ....................      100,000      103,384
Sears Roebuck Acceptance
   Corporation, 6.70% - 2012 .....................      100,000      102,298
Williams Scotsman, Inc.,
   9.875% - 2007 .................................       25,000       23,875
                                                                  ----------
                                                                     314,077

NONCAPTIVE - DIVERSIFIED - 0.2%
CIT Group, Inc., 7.75% - 2012 ....................       45,000       44,299

OIL FIELD SERVICES - 0.1%
Encore Acquisition Company,
   8.375% - 2012 .................................       25,000       25,062
Hanover Equipment Trust 2001 A,
   8.50% - 2008 ..................................       25,000       23,125
Petro Stopping Center/Financial,
   10.50% - 2007 .................................       50,000       48,000
Pride Petroleum Services, Inc.,
   9.375% - 2007 .................................       50,000       52,125
Swift Energy Company,
   9.375% - 2012 .................................       25,000       23,562
                                                                  ----------
                                                                     171,874

PACKAGING - 0.2%
AEP Industries, Inc.,
   9.875% - 2007 .................................       25,000       24,750
Applied Extrusion Technologies, Inc.,
   10.75% - 2011 .................................       25,000       22,500
Four M Corporation,
   12.00% - 2006 .................................       50,000       51,250
Owens-Brockway Glass Containers,
   8.875% - 2009 .................................       25,000       25,000
Packaged Ice, Inc., 9.75% - 2005 .................       25,000       20,875
Silgan Holdings, Inc.,
   9.00% - 2009 ..................................       50,000       51,500
                                                                  ----------
                                                                     195,875

--------------------------------------------------------------------------------
                           33 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT       VALUE
--------------------------------------------------------------------------------
PAPER - 0.3%
Longview Fibre Company,
   10.00% - 2009 .................................   $   75,000   $   77,813
Packaging Corporation of America,
   9.625% - 2009 .................................      150,000      162,000
Plastipak Holdings, Inc.,
   10.75% - 2011 .................................       25,000       27,437
                                                                  ----------
                                                                     267,250

PHARMACEUTICALS - 0.1%
Amerisourcebergen Corporation,
   8.125% - 2008 .................................       75,000       77,438

PIPELINES - 0.3%
El Paso Energy Partners,
   8.50% - 2011 ..................................       50,000       49,750
Kinder Morgan Energy Partners,
   7.75% - 2032 ..................................       75,000       79,061
Southern Natural Gas Company,
   8.00% - 2032 ..................................       40,000       39,458
Williams Companies, Inc.,
   7.625% - 2019 .................................       65,000       51,166
                                                                  ----------
                                                                     219,435

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Host Marriott LP, 9.50% - 2007 ...................       25,000       25,219
Rouse Company, 8.43% - 2005 ......................      100,000      108,360
                                                                  ----------
                                                                     133,579

RETAILERS - 0.1%
Gap, Inc., 8.80% - 2008 ..........................       25,000       25,790
Yum! Brands, Inc.,
   7.70% - 2012 ..................................       25,000       25,000
                                                                  ----------
                                                                      50,790

SERVICES - 0.2%
Dyncorp, Inc., 9.50% - 2007 ......................       25,000       25,875
Petroleum Helicopters, Inc.,
   9.375% - 2009 .................................       25,000       25,625
Servicemaster Company,
   7.10% - 2018 ..................................       50,000       49,458
Servicemaster Company LP,
   7.45% - 2027 ..................................       25,000       22,150
                                                                  ----------
                                                                     123,108

SUPERMARKETS - 0.0%
Jitney-Jungle Stores,
   0.00% - 2006* .................................       75,000           --

TECHNOLOGY - 0.1%
ASAT Finance LLC,
   12.50% - 2006 .................................       32,500       25,675
Global Imaging Systems,
   10.75% - 2007 .................................       25,000       24,750
Seagate Technology HDD Holdings,
   8.00% - 2009 ..................................       25,000       25,000
Solectron Corporation,
   9.625% - 2009 .................................       25,000       22,750
                                                                  ----------
                                                                      98,175

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                       NUMBER       MARKET
CORPORATE BONDS (CONTINUED)                          OF SHARES      VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.6%
Alaska Communications Systems
   Holdings, Inc., 9.375% - 2009 .................   $   70,000   $   61,600
AT&T Corporation,
   8.00% - 2031 ..................................   $   85,000       66,725
Mastec, Inc., 7.75% - 2008 .......................   $   25,000       22,750
Nextel Partners, Inc.,
   12.50% - 2009 .................................   $   25,000       10,500
Orange plc, 9.00% - 2009 .........................   $  100,000      103,150
Qwest Communications International,
   Inc., 7.50% - 2008 ............................   $   50,000       30,250
Sprint Capital Corporation,
   6.875% - 2028 .................................   $   90,000       57,600
Triton PCS,  Inc., 0.00% - 2008(1) ...............   $  100,000       62,000
Verizon Global Funding Corporation,
   6.125% - 2007 .................................   $   60,000       59,707
                                                                  ----------
                                                                     474,282

TEXTILE - 0.1%
Collins & Aikman Floorcover,
   9.75% - 2010 ..................................   $   25,000       25,500
Interface, Inc., 10.375% - 2010 ..................   $   25,000       26,594
Sealy Mattress Company,
   0.00% - 2007(1) ...............................   $   25,000       24,625
                                                                  ----------
                                                                      76,719

TOBACCO - 0.1%
Burns Philip Capital Property, Ltd.,
   9.75% - 2012 ..................................   $   50,000       49,500
Dimon, Inc., 9.625% - 2011 .......................   $   25,000       26,188
                                                                  ----------
                                                                      75,688

TRANSPORTATION - OTHER - 0.1%
Avis Group Holdings, Inc.,
   11.00% - 2009 .................................   $   75,000       81,750
                                                                  ----------
   Total corporate bonds - 14.1% ..............................   11,230,042

COMMON STOCKS
-------------
ADVERTISING - 0.0%
Lamar Advertising Company* .......................          400       14,884

AEROSPACE & DEFENSE - 0.7%
Honeywell International, Inc. ....................        8,400      295,932
L-3 Communications Holdings,
   Inc.* .........................................          400       21,600
Raytheon Company .................................        5,300      215,975
Triumph Group, Inc.* .............................          500       22,300
                                                                  ----------
                                                                     555,807

AIR FREIGHT & COURIERS - 0.2%
Expeditors International of
   Washington, Inc. ..............................          800       26,528
Forward Air Corporation* .........................          700       22,946
United Parcel Service, Inc. ......................        1,500       92,625
                                                                  ----------
                                                                     142,099

--------------------------------------------------------------------------------
                           34 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
AIRLINES - 0.1%
Delta Air Lines, Inc. ............................        1,700   $   34,000
Frontier Airlines, Inc.* .........................        1,750       14,227
Skywest, Inc. ....................................          800       18,712
Southwest Airlines Company .......................        1,600       25,856
                                                                  ----------
                                                                      92,795

ALUMINUM - 0.1%
Alcoa, Inc. ......................................        2,900       96,135

APPAREL & ACCESSORIES - 0.1%
Coach, Inc.* .....................................          500       27,450
Liz Claiborne, Inc. ..............................          400       12,720
                                                                  ----------
                                                                      40,170

APPAREL RETAIL - 0.3%
Abercrombie & Fitch Company* .....................          700       16,884
American Eagle Outfitters, Inc.* .................          500       10,570
Christopher & Banks
   Corporation* ..................................          900       38,070
Gap, Inc. ........................................        5,800       82,360
Ross Stores, Inc. ................................          700       28,525
TJX Companies, Inc. ..............................        2,600       50,986
Too, Inc.* .......................................          700       21,560
                                                                  ----------
                                                                     248,955

APPLICATION SOFTWARE - 0.3%
Barra, Inc.* .....................................          500       18,590
Cadence Design Systems, Inc.* ....................          800       12,896
Computer Programs and Systems,
   Inc.* .........................................          300        6,459
Eclipsys Corporation* ............................          800        5,247
Electronic Arts, Inc.* ...........................          400       26,420
HNC Software, Inc.* ..............................        1,600       26,720
Jack Henry & Associates, Inc. ....................          900       15,021
Macromedia, Inc.* ................................          500        4,435
Mercury Interactive Corporation* .................          900       20,664
National Instruments
   Corporation* ..................................          400       13,024
Serena Software, Inc.* ...........................        1,100       15,067
Siebel Systems, Inc.* ............................        2,500       35,550
THQ, Inc.* .......................................          350       10,437
Tibco Software, Inc.* ............................        1,900       10,564
                                                                  ----------
                                                                     221,094

AUTO PARTS & EQUIPMENT - 0.1%
Arvinmeritor, Inc. ...............................          500       12,000
Autoliv, Inc. ....................................          900       22,680
Delphi Corporation ...............................        2,426       32,023
Gentex Corporation* ..............................          500       13,735
Visteon Corporation ..............................        1,418       20,136
                                                                  ----------
                                                                     100,574

AUTOMOBILE MANUFACTURERS - 0.4%
Ford Motor Company ...............................       10,500      168,000
General Motors Corporation .......................        2,300      122,935
                                                                  ----------
                                                                     290,935

                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
BANKS - 3.7%
Bank of America Corporation ......................        8,155   $  573,786
Banknorth Group, Inc. ............................        1,000       26,020
Commerce Bancshares, Inc. ........................          715       31,632
Compass Bancshares, Inc. .........................        1,200       40,320
East West Bancorp, Inc. ..........................          700       24,164
Fleetboston Financial Corporation ................        8,621      278,889
Huntington Bancshares, Inc. ......................        3,600       69,912
Investors Financial Services
   Corporation ...................................          900       30,186
Keycorp ..........................................       17,900      488,670
M&T Bank Corporation .............................          400       34,304
Mercantile Bankshares
   Corporation ...................................          900       36,927
National Commerce Financial
   Corporation ...................................        1,425       37,477
North Fork Bancorporation, Inc. ..................          700       27,867
Popular, Inc. ....................................          900       30,312
Southwest Bancorporation of Texas,
   Inc.* .........................................          700       25,354
TCF Financial Corporation ........................          600       29,460
Texas Regional Bancshares, Inc. ..................          500       24,804
UCBH Holdings, Inc. ..............................          700       26,607
U.S. Bancorp .....................................       26,700      623,445
Wachovia Corporation .............................       11,800      450,524
Wilmington Trust Corporation .....................          800       24,400
                                                                  ----------
                                                                   2,935,060

BIOTECHNOLOGY - 0.6%
Abgenix, Inc.* ...................................        1,000        9,890
Alkermes, Inc.* ..................................        1,000       16,010
Amgen, Inc.* .....................................        4,200      175,896
Celgene Corporation* .............................        1,800       27,540
Cephalon, Inc.* ..................................          595       26,894
Deltagen, Inc.* ..................................          900        2,205
Genentech, Inc.* .................................        2,000       67,000
Gilead Sciences, Inc.* ...........................          800       26,304
Human Genome Sciences, Inc.* .....................          500        6,700
ICOS Corporation .................................          500        8,480
IDEC Pharmaceuticals
   Corporation* ..................................          700       24,815
Invitrogen Corporation* ..........................          416       13,316
Medimmune, Inc.* .................................        1,800       47,520
Neurocrine Biosciences, Inc.* ....................          500       14,325
Techne Corporation* ..............................          600       16,932
                                                                  ----------
                                                                     483,827

BREWERS - 0.2%
Anheuser-Busch Companies, Inc. ...................        3,000      150,000

--------------------------------------------------------------------------------
                           35 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
BROADCASTING & CABLE TV - 0.8%
Clear Channel Communications,
   Inc.* .........................................        2,000   $   64,040
Cox Communications, Inc.* ........................          700       19,285
Cox Radio, Inc.* .................................        2,300       55,430
Echostar Communications
   Corporation* ..................................        1,300       24,128
Entercom Communications
   Corporation* ..................................          300       13,770
General Motors Corporation
   (Cl. H)* ......................................        3,200       34,752
Hispanic Broadcasting
   Corporation* ..................................        7,800      203,580
Liberty Media Corporation* .......................        6,600       62,700
Radio One, Inc. (Cl. D)* .........................        1,300       19,331
USA Interactive* .................................        4,700      110,215
Westwood One, Inc.* ..............................        1,600       53,472
                                                                  ----------
                                                                     660,703

BUILDING PRODUCTS - 0.0%
Crane Company ....................................          600       15,216

CASINOS & GAMING - 0.1%
Mandalay Resort Group* ...........................          600       16,542
Park Place Entertainment
   Corporation* ..................................        2,400       24,600
                                                                  ----------
                                                                      41,142

CATALOG RETAIL - 0.1%
Ebay, Inc.* ......................................          400       24,648
Insight Enterprises, Inc.* .......................          900       22,671
Ticketmaster (Cl. B)* ............................        1,300       24,323
                                                                  ----------
                                                                      71,642

COMMERCIAL PRINTING - 0.0%
Donnelly (R.R) & Sons Company ....................        1,000       27,550

COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.* ..........................        1,350       49,005
Ultimate Electronics, Inc.* ......................        1,400       36,274
                                                                  ----------
                                                                      85,279

COMPUTER HARDWARE - 0.8%
Dell Computer Corporation* .......................        9,600      250,944
Hewlett-Packard Company ..........................       11,111      169,776
International Business Machines
   Corporation ...................................        3,100      223,200
Sun Microsystems, Inc.* ..........................        3,500       17,535
                                                                  ----------
                                                                     661,455

COMPUTER STORAGE & PERIPHERALS - 0.2%
EMC Corporation* .................................        1,700       12,835
Lexmark International, Inc.* .....................        2,000      108,800
Storage Technology Corporation* ..................        1,300       20,761
                                                                  ----------
                                                                     142,396

CONSTRUCTION & ENGINEERING - 0.0%
Insituform Technologies, Inc.* ...................          600       12,708

                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY - 0.1%
Caterpillar, Inc. ................................        1,600   $   78,320
Oshkosh Truck Corporation ........................          500       29,555
                                                                  ----------
                                                                     107,875

CONSTRUCTION MATERIALS - 0.0%
Martin Marietta Materials, Inc. ..................          400       15,600

DATA PROCESSING SERVICES - 0.4%
Bisys Group, Inc.* ...............................          600       19,980
Ceridian Corporation* ............................        1,000       18,980
Concord EFS, Inc.* ...............................        2,800       84,392
DST Systems, Inc. ................................          600       27,426
Factset Research Systems, Inc. ...................          500       14,885
First Data Corporation ...........................        3,000      112,980
Global Payments, Inc. ............................          500       14,930
                                                                  ----------
                                                                     293,573

DEPARTMENT STORES - 0.2%
Federated Department Stores,
   Inc.* .........................................          500       19,850
Kohl's Corporation* ..............................        1,400       98,112
May Department Stores
   Company .......................................        1,350       44,456
Neiman Marcus Group, Inc.* .......................          500       17,350
                                                                  ----------
                                                                     179,768

DIVERSIFIED CHEMICALS - 0.4%
Cabot Corporation ................................        2,200       62,480
Dow Chemical Company .............................        2,900       99,702
E.I. du Pont de Nemours &
   Company .......................................        3,451      153,224
FMC Corporation* .................................          100        3,017
                                                                  ----------
                                                                     318,423

DIVERSIFIED COMMERICAL SERVICES - 0.5%
Apollo Group, Inc.* ..............................        1,000       39,410
Choicepoint, Inc.* ...............................          266       12,095
Corporate Executive Board
   Company* ......................................        1,400       47,950
Devry, Inc.* .....................................          800       18,272
Dun & Bradstreet
   Corporation* ..................................          300        9,915
Exult, Inc.* .....................................       31,500      204,750
G&K Services, Inc. ...............................          500       17,120
Iron Mountain, Inc.* .............................          600       18,510
PRG-Schultz International, Inc.* .................        1,100       13,541
Servicemaster Company ............................        1,500       20,580
University of Phoenix Online* ....................          566       16,765
                                                                  ----------
                                                                     418,908

--------------------------------------------------------------------------------
                           36 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.1%
Affiliated Managers Group, Inc.* .................          400   $   24,600
Ambac Financial Group, Inc. ......................          600       40,440
Catellus Development
   Corporation* ..................................        1,100       22,462
Charles Schwab Corporation .......................        6,200       69,440
Citigroup, Inc. ..................................       17,873      692,579
Eaton Vance Corporation ..........................          500       15,570
Edwards (A.G.), Inc. .............................          500       19,435
Fannie Mae .......................................        3,900      287,625
Federated Investors, Inc. (Cl.B) .................          800       27,656
Franklin Resources, Inc. .........................        2,200       93,808
Freddie Mac ......................................        3,200      195,840
Goldman Sachs Group, Inc. ........................        2,500      183,375
Investment Technology Group,
   Inc.* .........................................          400       13,080
J.P. Morgan Chase & Company ......................        6,736      228,485
Legg Mason, Inc. .................................          300       14,763
Merrill Lynch & Company, Inc. ....................        3,700      149,850
Moody's Corporation ..............................          800       39,800
Morgan Stanley ...................................        1,200       51,696
Nationwide Financial Services,
   Inc. ..........................................        1,400       55,300
Principal Financial Group, Inc.* .................        3,600      111,600
SLM Corporation ..................................          500       48,450
Waddell & Reed Financial, Inc. ...................        1,800       41,256
                                                                  ----------
                                                                   2,427,110

DIVERSIFED METAL & MINING - 0.0%
Phelps Dodge Corporation .........................          800       32,960

DRUG RETAIL - 0.3%
CVS Corporation ..................................        1,900       58,140
Walgreen Company .................................        4,900      189,287
                                                                  ----------
                                                                     247,427

ELECTRIC UTILITIES - 1.0%
Alliant Energy Corporation .......................        1,000       25,700
Calpine Corporation* .............................        2,000       14,060
Consolidated Edison, Inc. ........................        2,600      108,550
Constellation Energy Group,Inc. ..................        1,600       46,944
Duke Energy Corporation ..........................        2,900       90,190
Entergy Corporation ..............................        3,200      135,808
Firstenergy Corporation ..........................        2,900       96,802
Great Plains Energy, Inc. ........................        1,100       22,385
Mirant Corporation* ..............................        1,000        7,300
OGE Energy Corporation ...........................        1,100       25,146
PG&E Corporation* ................................        4,000       71,560
PPL Corporation ..................................        1,400       46,312
Reliant Energy, Inc. .............................        1,600       27,040
Southern Company .................................        2,500       68,500
TXU Corporation ..................................          800       41,120
                                                                  ----------
                                                                     827,417

                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
Agere Systems, Inc.* .............................            1   $        1
C & D  Technologies, Inc. ........................          800       14,416
Cooper Industries, Ltd. ..........................        1,400       55,020
Emerson Electric Company .........................        1,100       58,861
Littelfuse, Inc.* ................................          700       16,191
Rockwell Automation, Inc. ........................          700       13,895
Tecumseh Products Company ........................          400       21,232
                                                                  ----------
                                                                     179,616

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
AVX  Corporation .................................        1,900       31,027
Celestica, Inc.* .................................        3,000       68,130
Flextronics International, Ltd.* .................        7,100       50,623
Jabil Circuit, Inc.* .............................        3,800       80,218
Plexus Corporation* ..............................        1,800       32,580
Sanmina-SCI Corporation* .........................        4,532       28,597
Tech Data Corporation* ...........................          500       18,925
Technitrol, Inc. .................................          400        9,320
Vishay Intertechnology, Inc.* ....................        1,200       26,400
Waters Corporation* ..............................        1,900       50,730
                                                                  ----------
                                                                     396,550

EMPLOYMENT SERVICES - 0.1%
Manpower, Inc. ...................................        1,400       51,450
On Assignment, Inc.* .............................        1,400       24,920
Robert Half International, Inc.* .................        1,000       23,300
                                                                  ----------
                                                                      99,670

ENVIRONMENTAL SERVICES - 0.2%
Waste Management, Inc. ...........................        6,112      159,218

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Agrium, Inc. .....................................        5,700       53,580
IMC Global, Inc. .................................        1,600       20,000
Potash Corporation of Saskatchewan,
   Inc. ..........................................          700       46,690
                                                                  ----------
                                                                     120,270

FOOD DISTRIBUTORS - 0.1%
Performance Food Group
   Company* ......................................          600       20,316
Sysco Corporation ................................        3,500       95,270
                                                                  ----------
                                                                     115,586

FOOD RETAIL - 0.1%
Safeway, Inc.* ...................................          800       23,352
Whole Foods Market, Inc.* ........................          500       24,110
                                                                  ----------
                                                                      47,462

FOOTWEAR - 0.1%
Nike, Inc. (Cl.B) ................................        1,500       80,475

FOREST PRODUCTS - 0.1%
Weyerhaeuser Company .............................          800       51,080

GAS UTILITIES - 0.1%
National Fuel Gas Company ........................          900       20,259
WGL Holdings, Inc. ...............................          800       20,800
                                                                  ----------
                                                                      41,059

--------------------------------------------------------------------------------
                           37 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES - 1.4%
Dollar Tree Stores, Inc.* ........................        2,200   $   86,702
Family Dollar Stores, Inc. .......................        1,800       63,450
Target Corporation ...............................        8,100      300,834
Wal-Mart Stores, Inc. ............................       11,800      649,118
                                                                  ----------
                                                                   1,100,104

GOLD - 0.1%
Newmont Mining Corporation
   Holding Company ...............................        1,815       47,789

HEALTH CARE DISTRIBUTORS & SERVICES - 0.8%
Accredo Health, Inc.* ............................          500       23,070
AdvancePCS* ......................................          600       14,364
Amerisourcebergen Corporation* ...................        1,100       83,600
Cardinal Health, Inc. ............................        2,150      132,032
Davita, Inc.* ....................................          800       19,040
Hooper Holmes, Inc. ..............................        2,100       16,947
Laboratory Corporation of America
   Holdings* .....................................        5,000      228,250
McKesson Corporation .............................        1,600       52,320
Omnicare, Inc. ...................................        2,100       55,146
Patterson Dental Company* ........................          400       20,132
Unilab Corporation* ..............................          700       19,173
                                                                  ----------
                                                                     664,074

HEALTH CARE EQUIPMENT - 0.6%
American Medical Systems
   Holdings, Inc.* ...............................          900       18,054
Apogent Technologies, Inc.* ......................        1,000       20,570
Baxter International, Inc. .......................        3,800      168,872
Boston Scientific Corporation* ...................        2,200       64,504
Cytyc Corporation* ...............................        1,500       11,430
Dentsply International, Inc. .....................          600       22,146
Guidant Corporation* .............................        1,300       39,299
Medtronic, Inc. ..................................        2,700      115,695
St. Jude Medical, Inc.* ..........................          700       51,758
                                                                  ----------
                                                                     512,328

HEALTH CARE FACILITIES - 0.2%
Community Health Systems* ........................          700       18,760
HCA, Inc. ........................................        2,000       95,000
Triad Hospitals, Inc.* ...........................          410       17,515
United Surgical Partners
   International, Inc.* ..........................          500       15,255
                                                                  ----------
                                                                     146,530

HEALTH CARE SUPPLIES - 0.0%
Advanced Neuromodulation
   Systems, Inc.* ................................          400       12,200
Steris Corporation* ..............................        1,100       20,768
                                                                  ----------
                                                                      32,968

HOME FURNISHINGS - 0.1%
Furniture Brands International,
   Inc.* .........................................          500       15,125
Mohawk Industries, Inc.* .........................          400       24,612
                                                                  ----------
                                                                      39,737

                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL - 0.5%
Home Depot, Inc. .................................        8,950   $  328,734
Lowe's Companies, Inc. ...........................        1,400       63,560
                                                                  ----------
                                                                     392,294

HOMEBUILDING - 0.1%
D.R. Horton, Inc. ................................          858       22,334
Toll Brothers, Inc.* .............................          800       23,440
                                                                  ----------
                                                                      45,774

HOTELS - 0.1%
Carnival Corporation .............................        2,300       63,687
Marriott International, Inc. .....................        1,000       38,050
                                                                  ----------
                                                                     101,737

HOUSEHOLD PRODUCTS - 1.0%
Clorox Company ...................................        1,600       66,160
Colgate-Palmolive Company ........................        2,100      105,105
Kimberly-Clark Corporation .......................        1,600       99,200
Procter & Gamble Company .........................        5,700      509,010
                                                                  ----------
                                                                     779,475

HOUSEWARES & SPECIALTIES - 0.1%
Fortune Brands, Inc. .............................        1,400       78,316
Lancaster Colony Corporation .....................          500       17,830
National Presto Industries, Inc. .................          600       19,200
                                                                  ----------
                                                                     115,346

INDUSTRIAL CONGLOMERATES - 1.1%
3M Company .......................................        1,900      233,700
General Electric Company .........................       21,000      610,050
                                                                  ----------
                                                                     843,750

INDUSTRIAL MACHINERY - 0.6%
Actuant Corporation* .............................        4,000      165,000
Danaher Corporation ..............................        2,000      132,700
Harsco Corporation ...............................          400       15,000
ITT Industries, Inc. .............................          500       35,300
Kaydon Corporation ...............................          600       14,166
Mettler-Toledo International, Inc.* ..............          600       22,122
Nordson Corporation ..............................          600       14,796
Pall Corporation .................................        2,200       45,650
                                                                  ----------
                                                                     444,734

INSURANCE BROKERS - 0.2%
Aon Corporation ..................................          500       14,740
Gallagher (Arthur J.) &
   Company .......................................          600       20,790
Marsh & McLennan Companies,
   Inc. ..........................................        1,200      115,920
                                                                  ----------
                                                                     151,450

INTEGRATED OIL & GAS - 1.9%
Amerada Hess Corporation .........................          800       66,000
Chevrontexaco Corporation ........................        5,425      480,113
Exxon Mobil Corporation ..........................       22,120      905,150
Marathon Oil Corporation .........................        3,000       81,360
                                                                  ----------
                                                                   1,532,623

--------------------------------------------------------------------------------
                           38 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICE - 1.7%
AT&T Corporation .................................       45,900   $  491,130
Qwest Communications
   International, Inc.* ..........................        6,000       16,800
SBC Communications, Inc. .........................        5,900      179,950
Verizon Communications, Inc. .....................       16,734      671,870
Worldcom, Inc. - Worldcom
   Group* ........................................       10,000        1,150
                                                                  ----------
                                                                   1,360,900

INTERNET SOFTWARE & SERVICES - 0.2%
Cnet Networks, Inc.* .............................       15,300       30,447
Digital Insight Corporation* .....................        1,000       16,450
Earthlink, Inc.* .................................        2,100       14,112
Netegrity, Inc.* .................................        2,700       16,632
Verisign, Inc.* ..................................        6,200       44,578
Websense, Inc.* ..................................          500       12,785
                                                                  ----------
                                                                     135,004

IT CONSULTING & SERVICES - 0.2%
Accenture, Ltd.* .................................        1,700       32,300
Affiliated Computer Services, Inc.* ..............          400       18,992
Forrester Research, Inc.* ........................          900       17,459
KPMG Consulting, Inc.* ...........................        2,900       43,094
Sungard Data Systems, Inc.* ......................        1,300       34,424
                                                                  ----------
                                                                     146,269

LEISURE FACILITIES - 0.0%
Six Flags, Inc.* .................................        1,400       20,230

LEISURE PRODUCTS - 0.1%
Brunswick Corporation ............................          300        8,400
SCP Pool Corporation* ............................        1,550       43,028
                                                                  ----------
                                                                      51,428

LIFE & HEALTH INSURANCE - 0.3%
Anthem, Inc.* ....................................          800       53,776
John Hancock Financial Services,
   Inc. ..........................................        1,200       42,240
Protective Life Corporation ......................          500       16,550
Prudential Financial, Inc.* ......................        2,300       76,728
Stancorp Financial Group, Inc. ...................          500       27,750
Unumprovident Corporation ........................          800       20,360
                                                                  ----------
                                                                     237,404

MANAGED HEALTH CARE - 0.4%
Caremark Rx, Inc. ................................        1,500       24,750
Cigna Corporation ................................          500       48,710
First Health Group Corporation* ..................          800       22,432
Unitedhealth Group, Inc. .........................        1,700      155,635
Wellpoint Health Networks, Inc.* .................          400       31,124
                                                                  ----------
                                                                     282,651

MARINE - 0.0%
Alexander & Baldwin, Inc. ........................          800       20,424

                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT - 0.4%
AOL Time Warner, Inc.* ...........................        9,700   $  142,687
Macrovision Corporation* .........................        1,600       20,976
Walt Disney Company ..............................        8,542      161,444
                                                                  ----------
                                                                     325,107

MULTI-LINE INSURANCE - 1.1%
Allmerica Financial Corporation ..................        3,300      152,460
American International Group,
   Inc. ..........................................        9,075      619,187
Hartford Financial Services Group,
   Inc. ..........................................        1,400       83,258
Horace Mann Educators
   Corporation ...................................          800       14,816
Loews Corporation ................................          600       32,220
                                                                  ----------
                                                                     901,941

MULTI-UTILITIES - 0.1%
Dynegy, Inc. .....................................        1,500       10,800
Energy East Corporation ..........................        1,300       29,380
Williams Companies, Inc. .........................        1,700       10,183
                                                                  ----------
                                                                      50,363

NETWORKING EQUIPMENT - 0.6%
Black Box Corporation* ...........................          600       24,438
Brocade Communications Systems,
   Inc.* .........................................        2,700       47,196
Cisco Systems, Inc.* .............................       26,300      366,885
Juniper Networks, Inc.* ..........................        1,200        6,780
                                                                  ----------
                                                                     445,299

OFFICE ELECTRONICS - 0.1%
Xerox Corporation* ...............................        6,300       43,911

OFFICE SERVICES & SUPPLIES - 0.1%
Herman Miller, Inc. ..............................        1,400       28,420
Pitney Bowes, Inc. ...............................        1,100       43,692
                                                                  ----------
                                                                      72,112

OIL & GAS DRILLING - 0.2%
Ensco International, Inc. ........................          600       16,356
Noble Corporation ................................          900       34,740
Patterson-UTI Energy, Inc.* ......................        1,000       28,230
Pride International, Inc.* .......................          900       14,094
Transocean, Inc. .................................        1,009       31,430
                                                                  ----------
                                                                     124,850

OIL & GAS EQUIPMENT & SERVICES - 0.2%
Baker Hughes, Inc. ...............................        1,400       46,606
FMC Technologies, Inc.* ..........................        2,471       50,828
Schlumberger, Ltd. ...............................        1,700       79,050
                                                                  ----------
                                                                     176,484

--------------------------------------------------------------------------------
                           39 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
OIL & GAS - EXPLORATION & PRODUCTION - 0.4%
Anadarko Petroleum Corporation ...................          863   $   42,546
Newfield Exploration Company* ....................          700       26,019
Ocean Energy, Inc. ...............................        1,200       26,004
Pioneer Natural Resources
   Company* ......................................        1,000       26,050
Tom Brown, Inc.* .................................          900       25,515
Unocal Corporation ...............................        4,000      147,760
                                                                  ----------
                                                                     293,894

OIL & GAS REFINING & MARKETING - 0.0%
Valero Energy Corporation ........................          400       14,968

PACKAGED FOODS - 0.4%
American Italian Pasta Company* ..................          300       15,297
Dean Foods Company* ..............................          700       26,110
General Mills, Inc. ..............................        1,900       83,752
Heinz (H.J.) Company .............................        1,000       41,100
J.M. Smucker Company .............................          114        3,891
Kraft Foods, Inc. ................................          900       36,855
Tootsie Roll Industries, Inc. ....................          618       23,830
Wm. Wrigley Jr. Company ..........................        1,000       55,350
                                                                  ----------
                                                                     286,185

PAPER PACKAGING - 0.0%
Smurfit-Stone Container
   Corporation* ..................................        1,300       20,046

PAPER PRODUCTS - 0.3%
Bowater, Inc. ....................................          500       27,185
International Paper Company ......................        2,300      100,234
Meadwestvaco Corporation .........................        1,200       40,272
Potlatch Corporation .............................        1,200       40,824
                                                                  ----------
                                                                     208,515

PERSONAL PRODUCTS - 0.1%
Gillette Company .................................        3,300      111,771

PHARMACEUTICALS - 3.5%
Abbott Laboratories ..............................        5,300      199,545
Bristol-Myers Squibb Company .....................        4,500      115,650
Eli Lilly & Company ..............................        4,100      231,240
Ivax Corporation* ................................          950       10,260
Johnson & Johnson ................................       10,088      527,199
Medicis Pharmaceutical
   Corporation* ..................................          500       21,380
Merck & Company, Inc. ............................        5,100      258,264
Mylan Laboratories, Inc. .........................          800       25,080
Noven Pharmaceuticals, Inc.* .....................          900       22,950
Pfizer, Inc. .....................................       25,175      881,125
Pharmacia Corporation ............................        4,042      151,373
Schering-Plough Corporation ......................          800       19,680
Wyeth ............................................        6,700      343,040
                                                                  ----------
                                                                   2,806,786

PHOTOGRAPHIC PRODUCTS - 0.0%
Eastman Kodak Company ............................        1,100       32,087

                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 0.8%
Berkshire Hathaway, Inc.* ........................            1   $   66,800
Mercury General Corporation ......................        4,900      237,650
PMI Group, Inc. ..................................          400       15,280
Radian Group, Inc. ...............................          600       29,208
Safeco Corporation ...............................        5,700      176,073
Travelers Property Casualty
   Corporation* ..................................        1,500       26,550
Triad Guaranty, Inc.* ............................          600       26,118
XL Capital Ltd. ..................................          600       50,820
                                                                  ----------
                                                                     628,499

PUBLISHING & PRINTING - 0.4%
Dow Jones & Company, Inc. ........................          300       14,535
E.W. Scripps Company .............................          200       15,400
Gannett Company, Inc. ............................        1,300       98,670
Getty Images, Inc.* ..............................          800       17,416
Knight-Ridder, Inc. ..............................        1,100       69,245
McGraw-Hill Companies, Inc. ......................          500       29,850
Meredith Corporation .............................          600       23,010
Pulitzer, Inc. ...................................          400       20,760
Scholastic Corporation* ..........................          900       34,110
Tribune Company ..................................          700       30,450
                                                                  ----------
                                                                     353,446

RAILROADS - 0.2%
Burlington Northern Santa Fe
   Corporation ...................................        2,200       66,000
Norfolk Southern Corporation .....................        4,300      100,534
                                                                  ----------
                                                                     166,534

REAL ESTATE INVESTMENT TRUSTS - 0.4%
AMB Property Corporation .........................          600       18,600
Archstone -Smith Trust ...........................        1,000       26,700
Arden Realty, Inc. ...............................          900       25,326
Boston Properties, Inc. ..........................          800       31,960
Camden Property Trust ............................          800       29,624
Duke Realty Corporation ..........................        1,000       28,950
Equity Office Properties Trust ...................        1,200       36,120
Essex Property Trust, Inc. .......................          400       21,880
LaSalle Hotel Properties .........................        1,200       18,900
Reckson Associates Realty
   Corporation ...................................          700       17,430
Regency Centers Corporation ......................          900       26,964
Rouse Company ....................................          600       19,758
Simon Property Group, Inc. .......................          700       25,795
Vornado Realty Trust .............................          600       27,600
                                                                  ----------
                                                                     355,607

--------------------------------------------------------------------------------
                           40 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
RESTAURANTS - 0.3%
CEC Entertainment, Inc.* .........................          400   $   16,520
Cheesecake Factory, Inc.* ........................          500       17,740
Darden Restaurants, Inc. .........................          900       22,230
McDonald's Corporation ...........................        3,700      105,265
O'Charley's, Inc.* ...............................          700       17,710
P.F. Chang's China Bistro, Inc.* .................          400       12,568
Starbucks Corporation* ...........................        2,100       52,185
Wendy's International, Inc. ......................          300       11,949
                                                                  ----------
                                                                     256,167

SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.* .........................        4,600       87,492
ATMI, Inc.* ......................................          900       20,133
Brooks-PRI Automation, Inc.* .....................          208        5,317
Cabot Microelectronics
   Corporation* ..................................          208        8,977
Cymer, Inc.* .....................................          300       10,512
KLA-Tencor Corporation* ..........................        2,500      109,975
Lam Research Corporation* ........................          600       10,788
Mykrolis Corporation* ............................          900       10,629
                                                                  ----------
                                                                     263,823

SEMICONDUCTORS - 1.2%
Agere Systems, Inc. ..............................           58           81
Altera Corporation* ..............................        1,500       20,400
Analog Devices, Inc.* ............................        1,934       57,440
Atmel Corporation* ...............................        2,100       13,146
Intel Corporation ................................       23,200      423,864
Intersil Corporation* ............................        1,600       34,208
Linear Technology Corporation ....................        2,100       66,003
Maxim Integrated Products, Inc.* .................        2,100       80,493
Micrel, Inc.* ....................................          700       10,066
Microchip Technology, Inc.* ......................          600       16,458
Oak Technology, Inc.* ............................        2,000        9,060
Semtech Corporation* .............................        1,200       32,040
Texas Instruments, Inc. ..........................        5,800      137,460
Xilinx, Inc.* ....................................        1,300       29,159
                                                                  ----------
                                                                     929,878

SOFT DRINKS - 1.1%
Coca-Cola Company ................................        9,700      543,200
Pepsico, Inc. ....................................        6,500      313,300
                                                                  ----------
                                                                     856,500

SPECIALTY CHEMICALS - 0.2%
Arch Chemicals, Inc. .............................        1,000       24,430
Ecolab, Inc. .....................................          900       41,607
Great Lakes Chemical
   Corporation ...................................          300        7,965
Minerals Technologies, Inc. ......................          600       29,592
Symyx Technologies, Inc.* ........................        1,500       20,880
Valspar Corporation ..............................          300       13,500
                                                                  ----------
                                                                     137,974

                                                      NUMBER OF     MARKET
COMMON STOCKS (CONTINUED)                              SHARES       VALUE
--------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
Bed Bath & Beyond, Inc.* .........................          500   $   18,870
Copart, Inc.* ....................................        1,850       30,026
Cost Plus, Inc.* .................................          600       18,275
Michaels Stores, Inc.* ...........................          400       15,600
O'Reilly Automotive, Inc.* .......................        1,400       38,584
Pier 1 Imports, Inc. .............................        1,100       22,825
Toys 'R' Us, Inc.* ...............................          900       15,723
Williams-Sonoma, Inc.* ...........................          800       24,528
                                                                  ----------
                                                                     184,431

STEEL - 0.2%
Cleveland-Cliffs, Inc. ...........................        1,000       27,060
Nucor Corporation ................................        1,800      117,072
                                                                  ----------
                                                                     144,132

SYSTEMS SOFTWARE - 1.7%
Adobe Systems, Inc. ..............................        1,200       34,200
BEA Systems, Inc.* ...............................        1,300       12,233
Microsoft Corporation* ...........................       19,400    1,049,928
Network Associates, Inc.* ........................          800       15,416
Oracle Corporation* ..............................       14,100      133,527
Symantec Corporation* ............................          900       29,565
Veritas Software Corporation* ....................        2,600       51,454
                                                                  ----------
                                                                   1,326,323

TELECOMMUNICATIONS EQUIPMENT - 0.4%
Cable Design Technologies
   Corporation* ..................................          700        7,525
Ciena Corporation* ...............................        2,100        8,799
JDS Uniphase Corporation* ........................        4,300       11,567
Lucent Technologies, Inc.* .......................        5,400        8,964
Motorola, Inc. ...................................       11,000      158,620
Plantronics, Inc.* ...............................          800       15,208
Polycom, Inc.* ...................................        2,100       25,179
Powerwave Technologies, Inc.* ....................        1,200       10,992
Qualcomm, Inc.,* .................................        3,900      107,211
                                                                  ----------
                                                                     354,065

TIRES & RUBBER - 0.0%
Goodyear Tire & Rubber
   Company .......................................          900       16,839

TOBACCO - 0.6%
Philip Morris Companies, Inc. ....................       10,500      458,640
R.J. Reynolds Tobacco Holdings,
   Inc. ..........................................          500       26,875
                                                                  ----------
                                                                     485,515

TRUCKING - 0.1%
CNF, Inc. ........................................          600       22,788
Dollar Thrifty Automotive Group,
   Inc.* .........................................          900       23,310
                                                                  ----------
                                                                      46,098

WATER UTILITIES - 0.0%
American Water Works Company,
   Inc. ..........................................          300       12,963

--------------------------------------------------------------------------------
                           41 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                     PRINCIPAL
                                                     AMOUNT OR
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES      VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS SERVICES - 0.0%
Telephone & Data Systems, Inc. ...................          300   $   18,165
                                                                  ----------
   Total common stocks - 43.9% ................................   34,906,774

PREFERRED STOCKS
----------------
APPAREL - 0.0%
Anvil Holdings, Inc.* ............................          929       16,727

BANKS & CREDIT - 0.2%
Ford Motor Company Capital
   Trust II ......................................        2,550      143,437

BROADCAST MEDIA - 0.0%
Granite Broadcasting
   Corporation* ..................................           25       15,750

MEDIA - CABLE - 0.1%
CSC Holdings, Inc. ...............................        1,100       70,400
                                                                  ----------
   Total preferred stocks - 0.3% ..............................      246,314

U.S. GOVERNMENT & GOVERNMENT AGENCIES
-------------------------------------
U.S. GOVERNMENT AGENCIES - 12.6%
Federal Home Loan Bank
   FHLB, 5.75% - 2012 ............................   $  105,000      107,836

Federal Home Loan Mortgage
   Corporation:
   FHLMC, 4.875% - 2007 ..........................   $  705,000      720,611
   FHLMC Balloon,
   5.00% - 2008 ..................................   $  243,114      243,349
   FHLMC, 7.0% - 2010 ............................   $  200,000      223,813
   FHLMC, 5.75% - 2012 ...........................   $  250,000      256,854
   FHLMC Gold #CO1095,
     7.00% - 2030 ................................   $  125,794      130,440
   FHLMC Gold, 7.00% - 2030 ......................   $  529,739      549,301
   FHLMC Pass Thru,
     6.502% - 2030 ...............................   $  300,000      316,302
   FHLMC, 6.75% - 2031 ...........................   $   24,000       25,791
   FHLMC, 6.25% - 2032 ...........................   $   39,000       39,210
                                                                  ----------
                                                                   2,505,671
Fannie Mae:
   6.00% - 2011 ..................................   $  112,000      117,379
   6.25% - 2011 ..................................   $  125,000      131,395
   5.625% - 2012 .................................   $  250,000      249,531
   6.00% - 2013 ..................................   $  445,232      458,288
   6.00% - 2016 ..................................   $  251,392      257,213
   6.50% - 2016 ..................................   $  130,186      134,644
   6.00% - 2017 ..................................   $  552,533      563,065
   6.50% - 2017 ..................................   $  238,789      247,221
   6.00% - 2028 ..................................   $   67,735       68,152
   6.50% - 2028 ..................................   $  250,000      258,709
   6.00% - 2029 ..................................   $  579,936      583,504
   6.00% - 2031 ..................................   $  320,609      320,231
   6.50% - 2032 ..................................   $  900,000      909,844
   7.00% - 2032 ..................................   $  411,800      426,341
                                                                  ----------
                                                                   4,725,517

U.S. GOVERNMENT &                                     PRINCIPAL     MARKET
GOVERNMENT AGENCIES (CONTINUED)                        AMOUNT       VALUE
--------------------------------------------------------------------------------
Fannie Mae Strip, 6.50% - 2032 ...................   $  198,530   $   48,876

Government National Mortgage
   Association:
   #780766, 7.00% - 2013 .........................       55,417       58,944
   #781312, 7.00% - 2013 .........................      155,962      165,349
   #67365, 11.50% - 2013 .........................       11,445       13,322
   #780057, 7.50% - 2025 .........................       23,951       25,484
   #2102, 8.00% - 2025 ...........................        9,402       10,020
   #412429, 8.50% - 2025 .........................       10,740       11,606
   #410891, 7.00% - 2026 .........................      107,657      112,336
   #426384, 7.00% - 2026 .........................      181,139      189,011
   #402684, 8.00% - 2026 .........................        8,303        8,873
   #427029, 8.50% - 2026 .........................       52,039       56,118
   #435589, 8.50% - 2026 .........................       19,628       21,167
   #781129, 7.00% - 2028 .........................      113,769      118,487
   #464553, 6.50% - 2029 .........................      126,522      129,635
   #494262, 6.50% - 2029 .........................      129,876      133,071
   #496341, 6.50% - 2029 .........................       46,706       47,855
   #497229, 6.50% - 2029 .........................       23,301       23,875
   #499145, 6.50% - 2029 .........................      155,549      159,376
   #506284, 6.50% - 2029 .........................      100,882      103,364
   TBA, 6.00% - 2032 .............................      675,000      673,946
   TBA, 6.50% - 2032 .............................      425,000      433,367
   TBA, 7.00% - 2032 .............................      100,000      105,437
                                                                  ----------
                                                                   2,600,643
                                                                  ----------
   Total U.S. government agencies - 12.6% .....................    9,988,543

U.S. GOVERNMENT SECURITIES - 6.9%
U.S. Treasury Bonds:
   7.50% - 2016 ..................................      110,000      132,379
   6.25% - 2023 ..................................       35,000       37,500
   6.00% - 2026 ..................................      235,000      244,435
   5.50% - 2028 ..................................      635,000      618,242
   6.25% - 2030 ..................................      355,000      384,550
                                                                  ----------
                                                                   1,417,106
U.S. Treasury Notes:
   3.25% - 2003 ..................................      200,000      202,269
   4.25% - 2003 ..................................       45,000       46,132
   5.875% - 2004 .................................    1,180,000    1,254,116
   6.50% - 2005 ..................................      280,000      304,937
   3.50% - 2006 ..................................      675,000      662,977
   4.75% - 2008 ..................................      945,000      962,289
   3.875% - 2009 .................................      479,886      509,204
   5.875% - 2012 .................................      120,000      120,450
                                                                  ----------
                                                                   4,062,374
                                                                  ----------
   Total U.S. government securities - 6.9% ....................    5,479,480
                                                                  ----------
   Total U.S. government & government
     agencies - 19.5% .........................................   15,468,023

--------------------------------------------------------------------------------
                           42 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      PRINCIPAL     MARKET
ASSET BACKED SECURITIES                                AMOUNT       VALUE
--------------------------------------------------------------------------------
AUTO - 0.6%
Capital Auto Receivables Asset
   Trust, 4.18% - 2007 ...........................   $  175,000   $  177,677
Harley-Davidson Motorcycle Trust,
   5.29% - 2009 ..................................       78,682       80,807
Harley-Davidson Motorcycle Trust,
   4.36% - 2010 ..................................       95,684       97,412
Toyota Auto Receivbles Owners
   Trust, 6.80% - 2007 ...........................      150,000      158,166
                                                                  ----------
                                                                     514,062

CREDIT CARDS - 0.8%
American Express Credit Account
   Master Trust, 2.02% - 2010(2) .................      200,000      200,555
Citibank Credit Card Issuance Trust:
   6.90% - 2007 ..................................       50,000       54,392
   7.45% - 2007 ..................................      125,000      134,403
MBNA Credit Card Master Trust:
   8.40% - 2009 ..................................      100,000      111,455
   2.13% - 2010(2) ...............................      100,000      100,088
                                                                  ----------
                                                                     600,893

HOME EQUITY LOANS - 1.0%
BankBoston Home Equity Loan
   Trust, 6.35% - 2013 ...........................      130,440      136,394
Chase Funding Mortgage Loan,
   5.039% - 2023 .................................      150,000      152,570
GSR Mortgage Loan Trust,
   4.612% - 2031 .................................      275,000      281,187
Residential Funding Mortgage
   Section I, 6.50% - 2029 .......................      107,660      110,101
Summit Mortgage Trust,
   6.339% - 2016 .................................      100,000      103,188
                                                                  ----------
                                                                     783,440

MANUFACTURED HOUSING - 0.4%
Mellon Residential Funding
   Corporation, 5.945% - 2011 ....................      275,000      283,121

OTHER - 1.2%
John Deere Owner Trust,
   3.78% - 2008 ..................................      250,000      248,493
Morgan Stanley Dean Witter Capital,
   5.98% - 2039 ..................................      200,000      204,197
Reliant Energy Transition Bond
   Company, LLC, 5.63% - 2015 ....................      250,000      250,326
SSB RV Trust, 4.74% - 2013 .......................      250,000      254,621
                                                                  ----------
                                                                     957,637
                                                                  ----------
   Total asset backed securties - 4.0% ........................    3,139,153

                                                     PRINCIPAL
                                                     AMOUNT OR
COMMERCIAL MORTGAGE                                    NUMBER       MARKET
BACKED SECURITIES                                    OF SHARES      VALUE
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.4%
JP Morgan Chase Commerical Mortgage
   Security, 6.244% - 2035 .......................   $  150,000   $  157,836
Salomon Brothers Mortgage Securities
   VII, 6.226% - 2035 ............................   $  125,000      131,218
                                                                  ----------
   Total commercial mortgage
     backed securities - 0.4% .................................      289,054

MISCELLANEOUS ASSETS
--------------------
WARRANTS - 0.0%
Travelcenters of America
   Warrant .......................................          150           --
Wheaton River Warrant ............................       46,000           --
                                                                  ----------
                                                                          --

FOREIGN BONDS
-------------
BERMUDA - 0.2%
XL Capital, Ltd., 6.50% - 2012 ...................   $  125,000      129,392

CANADA - 0.5%
Acetex Corporation,
   10.875% - 2009 ................................   $   25,000       26,125
Ainsworth LumberCompany, Ltd.,
   13.875% - 2007 ................................   $   50,000       56,000
Calpine Canada Energy Finance,
   8.50% - 2008 ..................................   $   25,000       17,125
Canadian Natural Resources, Ltd.,
   7.20% - 2032 ..................................   $   80,000       81,279
Hockey Company,
   11.25% - 2009 .................................   $   25,000       25,000
Luscar Coal, Ltd., 9.75% - 2011 ..................   $   25,000       26,875
Quebecor Media, Inc.,
   11.125% - 2011 ................................   $   50,000       49,250
Rogers Cantel, Inc.:
   9.375% - 2008 .................................   $   75,000       51,750
   9.75% - 2016 ..................................   $  100,000       70,000
                                                                  ----------
                                                                     403,404

CAYMAN ISLANDS - 0.1%
PDVSA Finance, Ltd.,
   6.45% - 2004 ..................................   $   65,625       63,984

FRANCE - 0.2%
Compagnie Generale de
   Geophysique, 10.625% - 2007 ...................   $   25,000       25,625
France Telecom, 7.75% - 2011 .....................   $  120,000      109,569
                                                                  ----------
                                                                     135,194

GERMANY - 0.0%
Kronos International, Inc.,
   8.875% - 2009(3) ..............................   $   25,000       24,690

MEXICO - 0.1%
United Mexican States,
   7.50% - 2012 ..................................   $   85,000       84,023

--------------------------------------------------------------------------------
                           43 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                     PRINCIPAL
                                                     AMOUNT OR
                                                       NUMBER       MARKET
FOREIGN BONDS (CONTINUED)                            OF SHARES      VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 0.0%
Avecia Group plc,
   11.00% - 2009 .................................   $   25,000   $   24,875
                                                                  ----------
   Total foreign bonds - 1.1% .................................      865,562

FOREIGN STOCKS
--------------
AUSTRALIA - 1.2%
Australia & New Zealand Banking
   Group,  Ltd. ..................................       11,900      128,870
Axa Asia Pacific Holdings, Ltd. ..................       40,715       61,715
Boral, Ltd. ......................................       33,782       71,120
Commonwealth Bank of
   Australia .....................................        6,200      114,619
CSL, Ltd. ........................................        2,023       36,547
News Corporation, Ltd. ADR .......................        2,400       55,032
National Australia Bank, Ltd. ....................        7,180      142,692
Rio Tinto, Ltd. ..................................        5,564      104,704
Telstra Corporation,  Ltd. .......................       22,000       57,555
Westfield Trust ..................................       27,800       53,063
Woolworths, Ltd. .................................       19,516      144,075
                                                                  ----------
                                                                     969,992

BELGIUM - 0.1%
KBC Bancassurance Holding ........................        2,200       88,973

BERMUDA - 0.3%
Max Re Capital, Ltd. .............................        3,600       48,600
Tyco International, Ltd. .........................       13,900      187,789
                                                                  ----------
                                                                     236,389

BRAZIL - 0.2%
Centrais Eletricas Brasileiras S.A.
   ADR ...........................................        4,400       20,762
Companhia Vale do Rio Doce
   ADR ...........................................        1,900       49,305
Petroleo Brasileiro S.A. ADR .....................        3,000       52,200
Uniao de Bancos Brasileiros S.A.
   GDR ...........................................        3,700       61,050
                                                                  ----------
                                                                     183,317

CANADA - 0.1%
Inco, Ltd.* ......................................        1,200       27,204
Wheaton River Minerals, Ltd. .....................       92,000       80,029
                                                                  ----------
                                                                     107,233

CHILE - 0.1%
Banco Santiago S.A. ADR ..........................        3,500       60,725

DENMARK - 0.1%
GN Store Nord A/S ................................        7,185       26,364
TDC A/S ..........................................        2,436       67,362
                                                                  ----------
                                                                      93,726

FINLAND - 0.2%
Nokia Oyj ........................................        1,794       26,257
Nokia Oyj ADR ....................................        8,300      120,184
                                                                  ----------
                                                                     146,441

                                                      NUMBER OF     MARKET
FOREIGN STOCKS (CONTINUED)                             SHARES       VALUE
--------------------------------------------------------------------------------
FRANCE - 1.8%
Aventis S.A. .....................................        2,670   $  189,197
Axa ..............................................        3,702       67,711
BNP Paribas S.A.* ................................        2,288      126,539
Carrefour  S.A. ..................................        2,468      133,569
Christian Dior S.A. ..............................        3,777      145,476
CNP Assurances ...................................        3,651      149,638
Etablissements Economiques du
   Casino Guichard-Perrachon
   S.A. ..........................................          485       41,073
Pechiney S.A. ....................................        1,237       56,502
Publicis Groupe ..................................        3,534       97,550
Thomson Multimedia* ..............................        1,379       32,618
Totalfinaelf S.A. ................................        1,357      220,324
Totalfinaelf S.A. ADR ............................        2,400      194,160
                                                                  ----------
                                                                   1,454,357

GERMANY - 1.7%
Adidas-Salomon AG ................................          644       52,916
Allianz AG .......................................          371       74,910
Basf AG ..........................................        2,556      119,021
Degussa AG .......................................        2,804       98,889
Deutsche Bank AG* ................................        1,512      105,125
E.On AG ..........................................        2,892      167,798
Hoechst AG .......................................          995       51,590
Jenoptik AG ......................................        3,300       62,835
Muenchener Rueckversicherungs-
   Gesellschaft AG ...............................          286       67,789
SAP AG ...........................................          899       88,119
Siemens AG .......................................        4,110      246,708
Singulus Technologies AG .........................        1,786       51,152
Volkswagen AG ....................................        3,280      158,079
                                                                  ----------
                                                                   1,344,931

HONG KONG - 0.4%
Hongkong Electric Holdings, Ltd. .................       14,000       52,321
Hutchison Whampoa, Ltd. ..........................       18,400      137,410
Sun Hung Kai Properties, Ltd. ....................       10,000       75,962
Yue Yuen Industrial Holdings, Ltd. ...............       23,000       69,000
                                                                  ----------
                                                                     334,693

IRELAND - 0.1%
Anglo Irish Bank Corporation plc .................        8,902       57,409

ITALY - 0.7%
Eni SpA ..........................................        2,550       40,546
Eni SpA ADR ......................................          900       72,000
Intesabci SpA ....................................       40,136      122,482
Olivetti SpA .....................................       27,645       29,486
Parmalat Finanziaria SpA .........................       31,535       97,481
Telecom Italia Mobile SpA ........................       17,157       70,319
Telecom Italia SpA ...............................       10,410       81,528
Unicredito Italiano SpA ..........................       17,070       77,211
                                                                  ----------
                                                                     591,053

--------------------------------------------------------------------------------
                           44 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      NUMBER OF     MARKET
FOREIGN STOCKS (CONTINUED)                             SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN - 3.0%
Aiful Corporation ................................        1,100   $   72,134
Canon, Inc. ......................................        5,000      188,971
Chubu Electric Power Company,
   Inc. ..........................................        4,900       86,055
Denso Corporation ................................        3,200       50,005
Eisai Company, Ltd. ..............................        2,000       51,393
Enix Corporation .................................        4,100       78,846
Fanuc, Ltd. ......................................        1,300       65,293
Hitachi Cable, Ltd. ..............................       15,000       66,202
Honda Motor Company, Ltd. ........................        3,000      121,642
JGC Corporation ..................................        5,000       35,458
Kao Corporation ..................................        6,000      138,161
KDDI Corporation .................................           13       40,130
Kyocera Corporation ..............................          900       65,702
Matsushita Electric Industrial
   Company, Ltd. .................................        8,000      109,127
Mitsubishi Corporation ...........................       11,000       79,568
Mitsui Sumitomo Insurance
   Company, Ltd. .................................       15,000       80,719
Mizuho Holdings, Inc. ............................           54      119,840
Nippon Electric Glass Company,
   Ltd. ..........................................        5,000       48,932
NTT Docomo, Inc. .................................           26       63,991
Pioneer Corporation ..............................        4,000       71,584
Promise Company, Ltd. ............................        1,700       85,667
Shin-Etsu Chemical Company,
   Ltd. ..........................................        3,800      163,274
Sony Corporation .................................        2,900      153,154
Sumitomo Corporation .............................       11,000       66,628
Takeda Chemical Industries, Ltd. .................        3,000      131,654
Toyota Motor Corporation .........................        5,300      140,614
                                                                  ----------
                                                                   2,374,744

MEXICO - 0.4%
America Movil S.A. de CV ADR .....................        3,300       44,220
Carso Global Telecom* ............................       24,300       26,267
Cemex S.A. de CV .................................       12,774       67,691
Fomento Economico Mexicano,
   S.A. de CV ....................................       13,200       51,712
Telefonos de Mexico S.A. de CV ...................        1,800       57,744
TV Azteca, S.A. de CV ............................       70,200       29,859
Wal-Mart de Mexico S.A.
   de CV .........................................       21,900       59,479
                                                                  ----------
                                                                     336,972

                                                      NUMBER OF     MARKET
FOREIGN STOCKS (CONTINUED)                             SHARES       VALUE
--------------------------------------------------------------------------------
NETHERLANDS - 0.8%
Abn Amro Holding N.V .............................        2,387   $   43,353
Corio N.V ........................................          882       22,247
CSM N.V ..........................................        3,376       81,120
Draka Holding N.V ................................        1,833       43,447
Ing Groep N.V ....................................        4,490      115,292
Royal Dutch Petroleum Company
   NY ............................................        5,100      281,877
Wereldhave N.V ...................................          500       27,677
                                                                  ----------
                                                                     615,013

NORWAY - 0.2%
Bergesen d.y. ASA ................................        2,999       63,942
Norsk Hydro ASA ..................................        1,129       53,860
                                                                  ----------
                                                                     117,802

SINGAPORE - 0.3%
Oversea - Chinese Banking
   Corporation, Ltd. .............................       16,300      107,941
SIA Engineering Company ..........................       20,000       27,055
Singapore Airlines, Ltd. .........................        6,000       43,808
Singapore Press Holdings, Ltd. ...................        3,000       33,790
                                                                  ----------
                                                                     212,594

SPAIN - 0.4%
Banco Santander Central Hispano
   S.A. ..........................................       13,319      105,757
Compania Espanola de Petroleos
   S.A. ..........................................        3,934       67,447
Iberdrola S.A. ...................................        9,139      133,129
                                                                  ----------
                                                                     306,333

SWEDEN - 0.2%
Skandinaviska Enskilda Banken AB .................        5,903       61,981
Svenska Handelsbanken AB .........................        3,001       45,878
Tele2 AB (Cl. B)* ................................        1,836       33,761
Telefonaktiebolaget LM Ericsson
   ADR ...........................................       15,800       22,752
                                                                  ----------
                                                                     164,372

SWITZERLAND - 0.7%
Helvetia Patria Holding ..........................          228       32,477
Nestle S.A. ......................................          665      155,046
Novartis AG ......................................        8,634      379,692
                                                                  ----------
                                                                     567,215

--------------------------------------------------------------------------------
                           45 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)
                                                      NUMBER OF     MARKET
FOREIGN STOCKS (CONTINUED)                             SHARES       VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 3.8%
Alliance & Leicester plc .........................        7,963  $   100,442
Allied Domecq plc ................................       14,039       91,858
Arriva plc .......................................        8,740       43,598
Astrazeneca plc ..................................        2,436      100,665
BP plc ...........................................        9,426       79,096
BP plc ADR .......................................        2,300      116,127
Bradford & Bingley plc ...........................       15,009       74,068
Brambles Industries plc ..........................       17,422       86,972
BT Group plc .....................................       13,812       53,055
Centrica plc .....................................       23,144       71,439
Glaxosmithkline plc ..............................        8,277      178,904
Glaxosmithkline plc ADR ..........................        2,300       99,222
HBOS plc .........................................       15,413      166,690
HSBC Holdings plc ................................        6,004       69,005
IMI plc ..........................................       11,031       54,689
Innogy Holdings plc ..............................       15,713       65,866
Lloyds TSB Group plc .............................        5,324       52,953
Prudential plc ...................................        6,741       61,652
Railtrack Group plc ..............................        4,021       13,638
Reed Elsevier plc ................................       21,909      208,056
RMC Group plc ....................................        9,494       94,862
Royal & Sun Alliance Insurance
   Group plc .....................................       19,059       69,942
Royal Bank of Scotland Group
   plc ...........................................        6,166      174,818
Sainsbury (J.) plc ...............................       27,944      151,532
Severn Trent plc .................................        5,761       63,402
Shell Transport & Trading Company
   plc ...........................................       30,400      229,608
Shell Transport & Trading Company
   plc ADR .......................................          900       40,509
Shire Pharmaceuticals Group
   plc* ..........................................        3,055       27,056
Travis Perkins plc ...............................        4,838       74,225
Unilever plc .....................................       11,087      101,484
Vodafone Group plc ...............................       17,015       23,342
Vodafone Group plc ADR ...........................       12,300      167,895
                                                                 -----------
                                                                   3,006,670
                                                                 -----------
   Total foreign stocks - 16.8% ...............................   13,370,954

SHORT TERM INVESTMENTS - 5.0%
-----------------------------
T. Rowe Price Reserve Investment
   Fund ..........................................    3,975,759    3,975,759
                                                                 -----------
   Total investments - 105.1% .................................   83,501,697
   Liabilities, less cash and other
     assets - (5.1%) ..........................................   (4,060,463)
                                                                 -----------
   Total net assets - 100.0% ..................................  $79,441,234
                                                                 ===========

--------------------------------------------------------------------------------
The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

(1)Deferred interest obligation currently zero under terms of initial offering.

(2)Variable rate security. Rate indicated is rate effective at June 30, 2002.

(3)Principal amount on foreign bond is reflected in local currency (e.g. Danish
   Krone) while market value is reflected in U.S. dollars.

--------------------------------------------------------------------------------
                           46 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R))
                                                       NUMBER       MARKET
COMMON STOCKS                                         OF SHARES     VALUE
--------------------------------------------------------------------------------
ADVERTISING - 0.0%
Catalina Marketing Corporation* ..................          100   $    2,822

AEROSPACE & DEFENSE - 0.8%
Engineered Support Systems, Inc. .................          300       15,690
Goodrich Corporation .............................        1,500       40,980
Lockheed Martin Corporation ......................        2,300      159,850
Precision Castparts Corporation ..................          500       16,500
Raytheon Company .................................        1,000       40,750
Rockwell Collins, Inc. ...........................        2,000       54,840
                                                                  ----------
                                                                     328,610

AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company ...................        2,415       30,888
Fresh Del Monte Produce, Inc. ....................          100        2,500
                                                                  ----------
                                                                      33,388

AIR FREIGHT & COURIERS - 1.2%
Fedex Corporation ................................        4,600      245,640
United Parcel Service, Inc. ......................        3,700      228,475
                                                                  ----------
                                                                     474,115

AIRLINES - 0.3%
Continental Airlines, Inc. (CL.B)* ...............        1,100       17,358
Southwest Airlines Company .......................        5,900       95,344
UAL Corporation ..................................          100        1,144
                                                                  ----------
                                                                     113,846

ALUMINUM - 0.6%
Alcan, Inc. ......................................        4,200      157,584
Alcoa, Inc. ......................................        2,700       89,505
                                                                  ----------
                                                                     247,089

APPAREL & ACCESSORIES - 0.3%
Coach, Inc.* .....................................          815       44,743
Columbia Sportswear Company* .....................          100        3,200
Liz Claiborne, Inc. ..............................        1,500       47,700
Tommy Hilfiger Corporation* ......................          500        7,160
V.F. Corporation .................................          100        3,921
                                                                  ----------
                                                                     106,724

APPAREL RETAIL - 1.6%
American Eagle Outfitters, Inc.* .................        1,000       21,140
AnnTaylor Stores, Corporation* ...................          350        8,887
Chico's FAS, Inc.* ...............................        1,050       38,136
Children's Place Retail Stores,
   Inc.* .........................................          100        2,650
Chistopher & Banks Corporation* ..................          500       21,150
Gap, Inc. ........................................        6,400       90,880
Hot Topic, Inc.* .................................        1,050       28,045
Limited Brands ...................................        4,360       92,868
Pacific Sunwear of California, Inc.* .............          100        2,217
Ross Stores, Inc. ................................        1,600       65,200
Talbots, Inc. ....................................          800       28,000
TJX Companies, Inc. ..............................       10,700      209,827
Too, Inc.* .......................................          500       15,400
                                                                  ----------
                                                                     624,400

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
APPLICATION SOFTWARE - 0.5%
Acclaim Entertainment, Inc.* .....................        1,300   $    4,589
Activision, Inc.* ................................          700       20,342
Amdocs, Ltd.* ....................................        1,900       14,345
Autodesk, Inc. ...................................          800       10,600
Cadence Design Systems, Inc.* ....................        2,400       38,688
Citrix Systems, Inc.* ............................          200        1,208
Electronic Arts, Inc.* ...........................          800       52,840
Fair, Isaac & Company, Inc. ......................          150        4,930
J.D. Edwards & Company* ..........................          200        2,430
Kronos, Inc.* ....................................          500       15,245
THQ, Inc.* .......................................          450       13,419
                                                                  ----------
                                                                     178,636

AUTO PARTS & EQUIPMENT - 0.4%
American Axle & Manufacturing
   Holdings, Inc.* ...............................          100        2,974
Arvinmeritor, Inc. ...............................          300        7,200
Borgwarner, Inc. .................................          200       11,552
Dana Corporation .................................          900       16,461
Delphi Corporation ...............................        1,700       22,440
Johnson Controls, Inc. ...........................          100        8,161
Lear Corporation* ................................        1,100       50,875
Superior Industries International,
   Inc. ..........................................          200        9,226
Tower Automotive, Inc.* ..........................          300        4,185
Visteon Corporation ..............................          200        2,840
                                                                  ----------
                                                                     135,914

AUTOMOBILE MANUFACTURERS - 0.5%
Ford Motor Company ...............................        1,274       20,384
General Motors Corporation .......................        3,500      187,075
Winnebago Industries, Inc. .......................          100        4,400
                                                                  ----------
                                                                     211,859

BANKS - 6.3%
Amsouth Bancorporation ...........................          500       11,190
Astoria Financial Corporation ....................        1,400       44,870
Bank of America Corporation ......................        7,900      555,844
Bank of New York Company, Inc. ...................        1,500       50,625
Bank One Corporation .............................        5,400      207,792
Banknorth Group, Inc. ............................          700       18,214
BB&T Corporation .................................        1,300       50,180
Charter One Financial, Inc. ......................        1,340       46,069
Comerica, Inc. ...................................        2,600      159,640
Commerce Bancorp, Inc. ...........................          200        8,840
Commercial Federal Corporation ...................          200        5,750
First Tennessee National
   Corporation ...................................          900       34,470
Fleetboston Financial
   Corporation ...................................        6,200      200,570
Golden State Bancorp, Inc. .......................        3,200      116,000
Golden West Financial
   Corporation ...................................        1,900      130,682

--------------------------------------------------------------------------------
                           47 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
BANKS (CONTINUED)
Greenpoint Financial Corporation .................        1,600   $   78,560
Hibernia Corporation .............................          200        3,958
Independence Community Bank
   Corporation ...................................          200        5,746
Indymac Bancorp, Inc.* ...........................          500       11,340
Keycorp ..........................................        4,600      125,580
National City Corporation ........................        4,400      146,300
New York Community Bancorp,
    Inc. .........................................          200        5,420
North Fork Bancorporation, Inc. ..................        1,000       39,810
Northern Trust Corporation .......................          100        4,406
PNC Financial Services Group .....................        1,800       94,104
Regions Financial Corporation ....................          300       10,545
Suntrust Banks, Inc. .............................        2,400      162,528
TCF Financial Corporation ........................          100        4,910
U.S. Bancorp .....................................          533       12,446
Wachovia Corporation .............................        3,000      114,540
Wells Fargo & Company ............................          700       35,042
                                                                  ----------
                                                                   2,495,971

BIOTECHNOLOGY - 0.5%
Amgen, Inc.* .....................................        1,900       79,572
Chiron Corporation* ..............................        1,500       52,950
Genentech, Inc.* .................................        1,300       43,550
Techne Corporation* ..............................          200        5,644
                                                                  ----------
                                                                     181,716

BREWERS - 0.8%
Adolph Coors Company .............................          800       49,840
Anheuser-Busch Companies, Inc.* ..................        4,900      245,000
                                                                  ----------
                                                                     294,840

BROADCASTING & CABLE TV - 0.0%
Hispanic Broadcasting
   Corporation* ..................................          100        2,610
Liberty Media Corporation* .......................        1,300       12,350
                                                                  ----------
                                                                      14,960

BUILDING PRODUCTS - 0.3%
Lennox International, Inc. .......................          100        1,799
Masco Corporation ................................        4,900      132,839
                                                                  ----------
                                                                     134,638

CASINOS & GAMING - 0.2%
Alliance Gaming Corporation* .....................          100        1,222
Boyd Gaming Corporation* .........................          100        1,436
Gtech Holdings Corporation* ......................        1,000       25,540
Harrah's Entertainment, Inc.* ....................          400       17,740
Mandalay Resort Group* ...........................          300        8,271
MGM Mirage* ......................................          700       23,625
Park Place Entertainment
   Corporation* ..................................        1,000       10,250
                                                                  ----------
                                                                      88,084

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
CATALOG RETAIL - 0.0%
Insight Enterprises, Inc.* .......................          300   $    7,557
Priceline.com, Inc.* .............................          200          558
                                                                  ----------
                                                                       8,115

COMMODITY CHEMICALS - 0.0%
Georgia Gulf Corporation .........................          100        2,644

COMPUTER & ELECTRONICS RETAIL - 0.2%
CDW Computer Centers, Inc.* ......................          500       23,405
Circuit City Stores-Circuit City
   Group .........................................        1,300       24,375
Electronics Boutique Holdings
   Corporation* ..................................          300        8,790
Movie Gallery, Inc.* .............................          100        2,112
Radioshack Corporation ...........................          400       12,024
                                                                  ----------
                                                                      70,706

COMPUTER HARDWARE - 2.3%
Dell Computer Corporation* .......................       10,500      274,470
Handspring, Inc.* ................................        2,100        3,654
Hewlett-Packard Company ..........................        9,328      142,532
International Business Machines
   Corporation ...................................        7,000      504,000
                                                                  ----------
                                                                     924,656

COMPUTER STORAGE & PERIPHERALS - 0.1%
Storage Technology Corporation* ..................          700       11,179
Storagenetworks, Inc.* ...........................          600        1,181
Western Digital Corporation* .....................        3,100       10,075
                                                                  ----------
                                                                      22,435

CONSTRUCTION & ENGINEERING - 0.1%
Emcor Group, Inc.* ...............................          400       23,204

CONSTRUCTION & FARM MACHINERY - 0.0%
Agco Corporation* ................................          100        1,963
Cummins, Inc. ....................................          100        3,310
Deere & Company ..................................          100        4,790
Paccar, Inc. .....................................          150        6,659
                                                                  ----------
                                                                      16,722

CONSTRUCTION MATERIALS - 0.0%
Centex Construction Products,
   Inc. ..........................................          100        3,640
Lafarge North America, Inc. ......................          200        7,144
                                                                  ----------
                                                                      10,784

CONSUMER FINANCE - 0.7%
Countrywide Credit Industries,
   Inc. ..........................................        1,700       82,025
Doral Financial Corporation ......................          200        6,678
Household International, Inc. ....................        3,300      164,010
New Century Financial
   Corporation ...................................          100        3,497
Providian Financial Corporation ..................          800        4,704
                                                                  ----------
                                                                     260,914

--------------------------------------------------------------------------------
                           48 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 1.4%
Automatic Data Processing, Inc. ..................        3,400   $  148,070
Certegy, Inc.* ...................................          100        3,709
CSG Systems International, Inc.* .................          400        7,656
Factset Research Systems, Inc. ...................          100        2,977
First Data Corporation ...........................        6,400      241,024
Fiserv, Inc.* ....................................          100        3,671
Paychex, Inc. ....................................        3,400      106,386
Per-Se Technologies, Inc.* .......................          400        3,680
Sabre Holdings Corporation* ......................          800       28,640
                                                                  ----------
                                                                     545,813

DEPARTMENT STORES - 1.0%
Dillard's, Inc. ..................................          600       15,774
Federated Department Stores,
   Inc.* .........................................        1,100       43,670
J.C. Penney Company, Inc. ........................        1,700       37,434
Kohl's Corporation* ..............................          600       42,048
May Department Stores
   Company .......................................        1,300       42,809
Nordstrom, Inc. ..................................          400        9,060
Sears, Roebuck & Company .........................        3,600      195,480
                                                                  ----------
                                                                     386,275

DISTRIBUTORS - 0.0%
Ingram Micro, Inc.* ..............................          100        1,375

DIVERSIFIED CHEMICALS - 0.4%
E.I. du Pont de Nemours &
   Company .......................................        3,400      150,960
Engelhard Corporation ............................          200        5,664
Hercules, Inc.* ..................................          100        1,192
                                                                  ----------
                                                                     157,816

DIVERSIFIED COMMERCIAL SERVICES - 0.6%
Choicepoint, Inc.* ...............................          133        6,048
Corinthian Colleges, Inc.* .......................          200        6,778
Deluxe Corporation ...............................          400       15,556
Dun & Bradstreet Corporation* ....................          450       14,872
Enpro Industries, Inc.* ..........................          300        1,686
FTI Consulting, Inc.* ............................          100        3,501
H&R Block, Inc. ..................................        2,500      115,375
IMS Health, Inc. .................................        3,200       57,440
ITT Educational Services, Inc.* ..................          800       17,440
Pittston Brink's Group ...........................          200        4,800
Viad Corporation .................................          300        7,800
                                                                  ----------
                                                                     251,296

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 5.7%
Affiliated Managers Group, Inc.* .................          700   $   43,050
American Express Company .........................        3,300      119,856
Bear Stearns Companies, Inc. .....................        1,300       79,365
Citigroup, Inc. ..................................       10,266      397,808
Fannie Mae .......................................        3,900      287,625
Freddie Mac ......................................        3,300      201,960
Goldman Sachs Group, Inc. ........................        1,200       88,020
J.P. Morgan Chase & Company ......................        7,800      264,576
Lehman Brothers Holdings, Inc. ...................        1,600      100,032
Moody's Corporation ..............................        1,900       94,525
Morgan Stanley ...................................        3,800      163,704
Phoenix Companies, Inc. ..........................          600       11,010
Principal Financial Group, Inc.* .................        1,700       52,700
SEI Investments Company ..........................          600       16,902
SLM Corporation ..................................        1,500      145,350
St. Joe Company ..................................          500       15,010
State Street Corporation .........................        3,300      147,510
Stilwell Financial, Inc. .........................          900       16,380
T Rowe Price Group. Inc. .........................          100        3,288
Waddell & Reed Financial, Inc. ...................          100        2,292
                                                                  ----------
                                                                   2,250,963

DIVERSIFIED METALS & MINING - 0.1%
Freeport-McMoran Copper &
   Gold, Inc.(Cl.B)* .............................        2,800       49,980
Peabody Energy Corporation .......................          300        8,496
                                                                  ----------
                                                                      58,476

DRUG RETAIL - 0.5%
CVS Corporation ..................................        2,800       85,680
Walgreen Company .................................        2,900      112,027
                                                                  ----------
                                                                     197,707

ELECTRIC UTILITIES - 2.7%
Allete, Inc. .....................................          100        2,710
Conectiv .........................................          300        7,635
Consolidated Edison, Inc. ........................          800       33,400
DTE Energy Company ...............................        1,000       44,640
Duke Energy Corporation ..........................        1,600       49,760
Entergy Corporation ..............................        2,400      101,856
Exelon Corporation ...............................        4,612      241,208
Firstenergy Corporation ..........................        4,500      150,210
FPL Group, Inc. ..................................        2,100      125,979
PPL Corporation ..................................          600       19,848
Progress Energy, Inc. ............................          500        5,201
Public Service Enterprise Group,
   Inc. ..........................................          500       21,650
Southern Company .................................        2,200       60,280
TXU Corporation ..................................        3,300      169,620
Xcel Energy, Inc. ................................        1,050       17,608
                                                                  ----------
                                                                   1,051,605

--------------------------------------------------------------------------------
                           49 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Cooper Industries, Inc. ..........................        1,800   $   70,740
Emerson Electric Company .........................        1,500       80,265
Molex, Inc. ......................................          500       13,715
Rockwell Automation, Inc. ........................        1,200       23,820
                                                                  ----------
                                                                     188,540

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Arrow Electronics, Inc.* .........................          100        2,075
AVX Corporation ..................................          500        8,165
Benchmark Electronics, Inc.* .....................          600       17,304
Flir Systems, Inc.* ..............................          100        4,197
OSI Systems, Inc.* ...............................          100        1,983
Tech Data Corporation* ...........................        1,100       41,635
                                                                  ----------
                                                                      75,359

ENVIRONMENTAL SERVICES - 0.3%
Allied Waste Industries, Inc.* ...................          500        4,855
Waste Management, Inc. ...........................        4,300      112,015
                                                                  ----------
                                                                     116,870

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.0%
IMC Global, Inc. .................................          200        2,500
Monsanto Company .................................          100        1,780
                                                                  ----------
                                                                       4,280

FOOD - RETAIL - 1.0%
Albertson's Inc. .................................        4,900      149,254
Kroger Company* ..................................        7,800      155,220
Safeway, Inc.* ...................................        3,000       87,570
Whole Foods Market, Inc.* ........................          300       14,466
                                                                  ----------
                                                                     406,510

FOOTWEAR - 0.6%
Nike, Inc. (Cl.B) ................................        4,000      214,600
Reebok International, Ltd.* ......................          100        2,950
                                                                  ----------
                                                                     217,550

FOREST PRODUCTS - 0.3%
Rayonier, Inc. ...................................          200        9,826
Weyerhaeuser Company .............................        1,900      121,315
                                                                  ----------
                                                                     131,141

GAS UTILITIES - 0.2%
El Paso Corporation ..............................        2,369       48,825
Kinder Morgan, Inc. ..............................        1,000       38,020
Nicor, Inc. ......................................          100        4,575
                                                                  ----------
                                                                      91,420

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES - 3.1%
BJ's Wholesale Club, Inc.* .......................          900   $   34,650
Costco Wholesale Corporation* ....................        4,300      166,066
Dollar General Corporation .......................          200        3,806
Shopko Stores, Inc.* .............................          100        1,998
Target Corporation ...............................        1,500       55,710
Wal-Mart Stores, Inc. ............................       17,400      957,174
                                                                  ----------
                                                                   1,219,404

GOLD - 0.4%
Barrick Gold Corporation .........................        5,300      100,647
Meridian Gold, Inc.* .............................          100        1,605
Newmont Mining Corporation
   Holding Company ...............................        2,200       57,926
                                                                  ----------
                                                                     160,178

HEALTH CARE DISTRIBUTORS & SERVICES - 0.8%
Apria Healthcare Group, Inc.* ....................          400        8,960
Covance, Inc.* ...................................          300        5,625
Davita, Inc.* ....................................          600       14,280
Express Scripts, Inc.* ...........................          500       25,055
Laboratory Corporation of America
   Holdings* .....................................        1,200       54,780
Lincare Holdings, Inc.* ..........................          800       25,840
McKesson Corporation .............................        2,100       68,670
PSS World Medical, Inc.* .........................          200        1,620
Pharmaceutical Product
   Development, Inc.* ............................        1,200       31,608
Quest Diagnostics, Inc.* .........................          800       68,840
Henry Schein, Inc.* ..............................          400       17,800
                                                                  ----------
                                                                     323,078

HEALTH CARE EQUIPMENT - 1.0%
Baxter International, Inc. .......................        4,300      191,092
Becton, Dickinson & Company ......................        1,800       62,010
Charles River Laboratories
   International, Inc.* ..........................          100        3,505
C.R. Bard, Inc. ..................................          200       11,316
Hillenbrand Industries, Inc. .....................          100        5,615
St. Jude Medical, Inc.* ..........................          700       51,758
Stryker Corporation ..............................        1,300       69,563
Zimmer Holdings, Inc.* ...........................          450       16,047
                                                                  ----------
                                                                     410,906

HEALTH CARE FACILITIES - 1.4%
Community Health Systems, Inc.* ..................          100        2,680
HCA, Inc. ........................................        3,600      171,000
Health Management Associates,
   Inc.* .........................................        1,100       22,165
Lifepoint Hospitals, Inc.* .......................          400       14,524
Manor Care, Inc.* ................................        2,100       48,300
Tenet Healthcare Corporation* ....................        3,300      236,115
Universal Health Services, Inc.* .................        1,300       63,700
                                                                  ----------
                                                                     558,484

--------------------------------------------------------------------------------
                           50 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
HEALTH CARE SUPPLIES - 0.0%
Cooper Companies, Inc. ...........................          100   $    4,710
Edwards Lifesciences
   Corporation* ..................................          100        2,292
Steris Corporation* ..............................          100        1,888
                                                                  ----------
                                                                       8,890

HOME FURNISHINGS - 0.0%
La-Z-Boy, Inc. ...................................          100        2,522
Leggett & Platt, Inc. ............................          100        2,340
                                                                  ----------
                                                                       4,862

HOME IMPROVEMENT RETAIL - 1.4%
Home Depot, Inc. .................................       11,600      426,068
Hughes Supply, Inc. ..............................          100        4,431
Lowe's Companies, Inc. ...........................        3,000      136,200
Sherwin-Williams Company .........................          100        2,993
                                                                  ----------
                                                                     569,692

HOMEBUILDING - 1.3%
Beazer Homes USA, Inc.* ..........................          400       32,000
Centex Corporation ...............................        1,000       57,790
Hovnanian Enterprises, Inc.* .....................          200        7,176
KB Home ..........................................        1,800       92,718
Lennar Corporation ...............................          600       36,720
NVR, Inc.* .......................................          300       96,900
Pulte Homes, Inc. ................................          500       28,740
Ryland Group, Inc. ...............................        1,800       89,550
Toll Brothers, Inc.* .............................        1,800       52,740
                                                                  ----------
                                                                     494,334

HOTELS - 0.2%
Choice Hotels International,
   Inc.* .........................................          100        2,001
Hilton Hotels Corporation ........................        2,300       31,970
Marriott International, Inc. .....................          400       15,220
Royal Caribbean Cruises, Ltd. ....................          200        3,900
Starwood Hotels & Resorts
   Worldwide, Inc. ...............................          700       23,023
                                                                  ----------
                                                                      76,114

HOUSEHOLD APPLIANCES - 0.3%
Black & Decker Corporation .......................          400       19,280
Maytag Corporation ...............................          500       21,325
Stanley Works ....................................          200        8,202
Whirlpool Corporation ............................        1,100       71,896
                                                                  ----------
                                                                     120,703

HOUSEHOLD PRODUCTS - 1.5%
Clorox Company ...................................        2,200       90,970
Colgate-Palmolive Company ........................        1,900       95,095
Dial Corporation .................................          700       14,014
Procter & Gamble Company .........................        4,300      383,990
                                                                  ----------
                                                                     584,069

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES - 0.3%
American Greetings Corporation ...................          600   $    9,996
Fortune Brands, Inc. .............................          900       50,346
Newell Rubbermaid, Inc. ..........................        1,100       38,566
                                                                  ----------
                                                                      98,908

INDUSTRIAL CONGLOMERATES - 2.3%
3M Company .......................................        2,000      246,000
General Electric Company .........................       22,500      653,625
Textron, Inc. ....................................          500       23,450
                                                                  ----------
                                                                     923,075

INDUSTRIAL GASES - 0.3%
Air Products & Chemicals, Inc. ...................        1,400       70,658
Praxair, Inc. ....................................          500       28,485
                                                                  ----------
                                                                      99,143

INDUSTRIAL MACHINERY - 0.2%
Dover Corporation ................................          300       10,500
Eaton Corporation ................................          100        7,275
Ingersoll-Rand Company ...........................        1,400       63,924
Pentair, Inc. ....................................          200        9,616
Timken Company ...................................          200        4,466
                                                                  ----------
                                                                      95,781

INSURANCE BROKERS - 0.5%
Brown & Brown, Inc. ..............................          300        9,525
Gallagher, Arthur J & Company ....................          800       27,720
Hilb, Rogal & Hamilton
   Company .......................................          300       13,575
Marsh & McLennan Companies,
   Inc. ..........................................        1,700      164,220
                                                                  ----------
                                                                     215,040

INTEGRATED OIL & GAS - 5.7%
Amerada Hess Corporation .........................          200       16,500
Chevrontexaco Corporation ........................        3,941      348,779
Conoco, Inc. .....................................        3,600      100,080
Exxon Mobil Corporation ..........................       26,600    1,088,472
Marathon Oil Corporation .........................        2,700       73,224
Occidental Petroleum Corporation .................        2,100       62,979
Phillips Petroleum Company .......................        2,400      141,312
Royal Dutch Petroleum Company ....................        7,300      403,471
                                                                  ----------
                                                                   2,234,817

INTEGRATED TELECOMMUNICATIONS - 4.2%
AT&T Corporation .................................       24,900      266,430
Alltel Corporation ...............................          800       37,600
Bellsouth Corporation ............................        8,200      258,300
SBC Communications, Inc. .........................       17,000      518,500
Sprint Corporation (FON Group) ...................        4,600       48,806
Verizon Communications, Inc. .....................       12,800      513,920
                                                                  ----------
                                                                   1,643,556

--------------------------------------------------------------------------------
                           51 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.1%
Expedia, Inc.* ...................................          100   $    5,929
Hotels.com* ......................................          200        8,446
Websense, Inc.* ..................................          300        7,671
                                                                  ----------
                                                                      22,046

IT CONSULTING & SERVICES - 0.0%
Acxiom Corporation* ..............................          100        1,749

LEISURE PRODUCTS - 0.4%
Action Performance Companies,
   Inc.* .........................................          200        6,320
Brunswick Corporation ............................        2,100       58,800
Hasbro, Inc. .....................................        1,800       24,408
Marvel Enterprises, Inc.* ........................          300        1,614
Mattel, Inc. .....................................        1,000       21,010
Nautilus Group, Inc.* ............................          600       18,360
Oakley, Inc.* ....................................          100        1,750
Polaris Industries, Inc. .........................          100        6,500
                                                                  ----------
                                                                     138,762

LIFE & HEALTH INSURANCE - 2.0%
Aflac, Inc. ......................................        4,200      134,400
Jefferson-Pilot Corporation ......................          900       42,498
John Hancock Financial Services,
   Inc. ..........................................        4,600      161,920
Lincoln National Corporation .....................        2,500      105,000
Metlife, Inc. ....................................        7,400      213,120
Prudential Financial, Inc.* ......................        3,500      116,760
                                                                  ----------
                                                                     773,698

MANAGED HEALTH CARE - 1.9%
Aetna, Inc. ......................................          100        4,797
Caremark Rx, Inc.* ...............................        4,900       80,850
Cigna Corporation ................................        1,800      175,356
First Health Group Corporation* ..................          300        8,412
Health Net, Inc.* ................................        1,000       26,770
Mid Atlantic Medical Services,
   Inc.* .........................................          400       12,540
Oxford Health Plans, Inc.* .......................        2,900      134,734
Pediatrix Medical Group, Inc.* ...................          400       10,000
Trigon Healthcare, Inc.* .........................          600       60,348
Unitedhealth Group, Inc. .........................        1,400      128,170
Wellpoint Health Networks,
   Inc.* .........................................        1,500      116,715
                                                                  ----------
                                                                     758,692

MARINE - 0.0%
Teekay Shipping Corporation ......................          200        7,378

MEAT POULTRY & FISH - 0.0%
Tyson Foods, Inc. ................................        1,000       15,510

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
METAL & GLASS CONTAINERS - 0.3%
Ball Corporation .................................        1,400   $   58,072
Crown Cork & Seal Company,
   Inc.* .........................................          700        4,795
Owens-Illinois, Inc.* ............................        1,000       13,740
Pactiv Corporation* ..............................        1,100       26,070
                                                                  ----------
                                                                     102,677

MOTORCYCLE MANUFACTURERS - 0.4%
Harley-Davidson, Inc. ............................        3,300      169,191

MOVIES & ENTERTAINMENT - 0.4%
AOL Time Warner, Inc.* ...........................        5,500       80,905
Fox Entertainment Group, Inc.* ...................          400        8,700
Viacom, Inc. (CL.B)* .............................        1,800       79,866
                                                                  ----------
                                                                     169,471

MULTI-LINE INSURANCE - 1.4%
American International Group,
   Inc. ..........................................        6,137      418,727
Loews Corporation ................................        2,500      134,250
                                                                  ----------
                                                                     552,977

NETWORKING EQUIPMENT - 0.4%
Adaptec, Inc.* ...................................        2,800       22,092
Cisco Systems, Inc.* .............................        9,200      128,340
McData Corporation* ..............................          132        1,163
                                                                  ----------
                                                                     151,595

OFFICE ELECTRONICS - 0.0%
Xerox Corporation ................................        1,700       11,849

OFFICE SERVICES & SUPPLIES - 0.1%
Avery Dennison Corporation .......................          500       31,375
Imagistics International, Inc.* ..................          240        5,153
Moore Corporation, Ltd. ..........................          100        1,148
                                                                  ----------
                                                                      37,676

OIL & GAS DRILLING - 0.0%
Helmerich & Payne, Inc. ..........................          300       10,716

OIL & GAS EQUIPMENT & SERVICES - 0.1%
Baker Hughes, Inc. ...............................          400       13,316
Weatherford International, Ltd.* .................          600       25,920
                                                                  ----------
                                                                      39,236

OIL & GAS EXPLORATION & PRODUCTION - 1.1%
Devon Energy Corporation .........................          500       24,640
EOG Resources, Inc. ..............................        1,700       67,490
Frontier Oil Corporation .........................        6,800      118,456
Kerr-McGee Corporation ...........................          200       10,710
Murphy Oil Corporation ...........................        1,200       99,000
Ocean Energy, Inc. ...............................          300        6,501
Tom Brown, Inc.* .................................        3,000       85,050
Unocal Corporation ...............................          800       29,552
                                                                  ----------
                                                                     441,399

--------------------------------------------------------------------------------
                           52 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING - 0.1%
Sunoco, Inc. .....................................        1,100   $   39,193

PACKAGED FOODS - 2.7%
Campbell Soup Company ............................        2,700       74,682
Conagra Foods, Inc. ..............................        3,400       94,010
Dole Food Company, Inc. ..........................          400       11,600
Hershey Foods Corporation ........................        1,100       69,146
Interstate Bakeries Corporation ..................          200        5,776
J.M. Smucker Company .............................           86        2,935
Kellogg Company ..................................        4,200      150,612
Kraft Foods, Inc. ................................        7,400      303,030
Sara Lee Corporation .............................        5,854      120,826
Unilever N.V .....................................        1,200       77,760
Wm Wrigley Jr. Company ...........................        3,100      171,585
                                                                  ----------
                                                                   1,081,962

PAPER PACKAGING - 0.1%
Bemis Company, Inc. ..............................          100        4,750
Sealed Air Corporation* ..........................          300       12,081
Temple-Inland, Inc. ..............................          100        5,786
                                                                  ----------
                                                                      22,617

PAPER PRODUCTS - 0.3%
Georgia-Pacific Corporation ......................        1,200       29,496
International Paper Company ......................        2,200       95,876
                                                                  ----------
                                                                     125,372

PERSONAL PRODUCTS - 0.8%
Avon Products, Inc. ..............................        3,700      193,288
Gillette Company .................................        3,600      121,932
                                                                  ----------
                                                                     315,220

PHARMACEUTICALS - 5.4%
Abbott Laboratories ..............................          800       30,120
Allergan, Inc. ...................................          600       40,050
Bristol-Myers Squibb Company .....................        2,700       69,390
Eli Lilly & Company ..............................        3,400      191,760
Forest Laboratories, Inc.* .......................        1,700      120,360
ICN Pharmaceuticals, Inc.* .......................          300        7,263
Johnson & Johnson ................................        6,586      344,184
Merck & Company, Inc. ............................        9,700      491,208
Mylan Laboratories, Inc. .........................          800       25,080
Pfizer, Inc. .....................................       16,725      585,375
Schering-Plough Corporation ......................        6,000      147,600
Sicor, Inc.* .....................................          800       14,832
Taro Pharmaceutical Industries
   Ltd.* .........................................          700       17,164
Wyeth ............................................          900       46,080
                                                                  ----------
                                                                   2,130,466

PHOTOGRAPHIC PRODUCTS - 0.1%
Eastman Kodak Company ............................        2,000       58,340

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 3.2%
Ace, Ltd. ........................................        2,600   $   82,160
Allstate Corporation .............................        3,900      144,222
Chubb Corporation ................................        2,300      162,840
Fidelity National Financial, Inc. ................        2,024       63,958
MBIA, Inc. .......................................        1,300       73,489
MGIC Investment Corporation ......................          700       47,460
Ohio Casualty Corporation* .......................          100        2,090
PMI Group, Inc. ..................................          800       30,560
Progressive Corporation ..........................        3,600      208,260
Radian Group, Inc. ...............................        1,200       58,416
St. Paul Companies, Inc. .........................        3,900      151,788
Travelers Property Casualty
   Corporation* ..................................        4,200       74,340
XL Capital, Ltd. .................................        1,800      152,460
                                                                  ----------
                                                                   1,252,043

PUBLISHING & PRINTING - 0.3%
Belo Corporation .................................          100        2,261
Knight-Ridder, Inc. ..............................          600       37,770
New York Times Company ...........................          800       41,200
R.H. Donnelley Corporation* ......................          400       11,188
Tribune Company ..................................          300       13,050
                                                                  ----------
                                                                     105,469

RAILROADS - 0.5%
Burlington Northern Santa Fe
   Corporation ...................................        2,500       75,000
CSX Corporation ..................................          200        6,962
Norfolk Southern Corporation .....................          200        4,676
Union Pacific Corporation ........................        1,800      113,904
                                                                  ----------
                                                                     200,542

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Equity Office Properties Trust ...................        2,600       78,260
Equity Residential Properties Trust ..............          800       23,000
                                                                  ----------
                                                                     101,260

REINSURANCE - 0.0%
RenaissanceRe Holdings, Ltd. .....................          300       10,980

RESTAURANTS - 1.0%
Applebee's International, Inc. ...................        1,050       24,098
Brinker International, Inc.* .....................        2,150       68,262
CEC Entertainment, Inc.* .........................          400       16,520
Darden Restaurants, Inc. .........................        1,650       40,755
Landry's Restaurants, Inc. .......................          100        2,551
McDonald's Corporation ...........................        2,500       71,125
Panera Bread Company .............................          400       13,900
Ruby Tuesday, Inc. ...............................        1,500       29,100
Ryan's Family Steak Houses, Inc.* ................          300        3,963
Sonic Corporation* ...............................          250        7,853
Starbucks Corporation* ...........................        1,300       32,305

--------------------------------------------------------------------------------
                           53 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
RESTAURANTS (CONTINUED)
Wendy's International, Inc. ......................          900   $   35,847
Yum! Brands, Inc. ................................        1,000       29,250
                                                                  ----------
                                                                     375,529

SEMICONDUCTOR EQUIPMENT - 0.5%
Cabot Microelectronics
   Corporation* ..................................          800       34,528
Cymer, Inc.* .....................................          400       14,016
KLA-Tencor Corporation* ..........................        3,000      131,970
                                                                  ----------
                                                                     180,514

SEMICONDUCTORS - 1.8%
Analog Devices, Inc.* ............................        2,800       83,160
Ess Technology, Inc. .............................          700       12,278
Genesis Microchip, Inc.* .........................          400        3,224
Integrated Circuit Systems, Inc.* ................          400        8,076
Intel Corporation ................................       27,500      502,425
Intersil Corporation* ............................          300        6,414
Rambus, Inc.* ....................................        1,600        6,544
Semtech Corporation* .............................        1,000       26,700
Xilinx, Inc.* ....................................        2,300       51,589
                                                                  ----------
                                                                     700,410

SOFT DRINKS - 1.4%
Coca-Cola Company ................................        8,100      453,600
Pepsi Bottling Group, Inc. .......................          900       27,720
Pepsico, Inc. ....................................        1,320       63,624
                                                                  ----------
                                                                     544,944

SPECIALTY CHEMICALS - 0.1%
International Flavors & Fragrances,
   Inc. ..........................................          900       29,241
PPG Industries, Inc. .............................          200       12,380
Rohm & Haas Company ..............................          400       16,196
                                                                  ----------
                                                                      57,817

SPECIALTY STORES - 1.3%
Autonation, Inc.* ................................        1,900       27,550
Autozone, Inc.* ..................................        1,300      100,490
Barnes & Noble, Inc.* ............................          300        7,929
Bed Bath & Beyond, Inc.* .........................        2,300       86,802
Blockbuster, Inc. ................................        1,000       26,900
Borders Group, Inc.* .............................          400        7,360
Foot Locker, Inc.* ...............................        1,900       27,455
Group 1 Automotive, Inc.* ........................          200        7,566
Michaels Stores, Inc.* ...........................          600       23,400
Office Depot, Inc.* ..............................        2,800       47,040
Pep Boys- Manny Moe & Jack .......................          400        6,740
Petsmart, Inc.* ..................................          200        3,208
Pier 1 Imports, Inc. .............................          500       10,375
Sonic Automotive, Inc.* ..........................          300        7,725
Staples, Inc.* ...................................        1,400       27,580
Tiffany & Company ................................          500       17,600

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
SPECIALTY STORES (CONTINUED)
United Auto Group, Inc.* .........................          100   $    2,085
Williams Sonoma, Inc.* ...........................        2,500       76,650
                                                                  ----------
                                                                     514,455

STEEL - 0.0%
Nucor Corporation ................................          100        6,504

SYSTEMS SOFTWARE - 3.0%
Microsoft Corporation* ...........................       17,900      968,748
Network Associates, Inc.* ........................        1,700       32,759
Oracle Corporation* ..............................       16,100      152,467
Sybase, Inc.* ....................................        2,800       29,540
                                                                  ----------
                                                                   1,183,514

TELECOMMUNICATIONS EQUIPMENT - 0.0%
Scientific-Atlanta, Inc. .........................          200        3,290
Tellium, Inc.* ...................................        1,400        1,302
                                                                  ----------
                                                                       4,592

TIRES & RUBBER - 0.0%
Cooper Tire & Rubber Company .....................          200        4,110

TOBACCO - 1.2%
Philip Morris Companies, Inc. ....................        8,600      375,648
Reynolds (R.J.) Tobacco Holdings,
    Inc. .........................................        1,700       91,375
                                                                  ----------
                                                                     467,023

TRUCKING - 0.0%
J.B. Hunt Transport Services,
   Inc.* .........................................          100        2,952
Ryder System, Inc. ...............................          200        5,418
                                                                  ----------
                                                                       8,370

UNIT INVESTMENT TRUST - 4.1%
iShares Russell 2000 Index Fund ..................       16,300    1,483,300
iShares S&P SmallCap 600 Index
   Fund ..........................................        1,300      149,500
                                                                  ----------
                                                                   1,632,800

WIRELESS TELECOMMUNICATION - 0.0%
Metro One Telecommunications,
   Inc.* .........................................          300        4,188
                                                                  ----------
   Total common stocks - 95.0% ................................   37,514,678

FOREIGN STOCKS
--------------
CANADA - 1.3%
Baytex Energy Ltd.* ..............................        6,200       29,351
Canadian 88 Energy
   Corporation* ..................................       11,700       21,002
Canadian Natural Resources, Ltd. .................        4,100      138,886
Compton Petroleum
   Corporation* ..................................       29,000       75,317
Encana Corporation ...............................          200        6,141

--------------------------------------------------------------------------------
                           54 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES W (MAIN STREET GROWTH AND INCOME(R)) (CONTINUED)
                                                     PRINCIPAL
                                                     AMOUNT OR
                                                       NUMBER       MARKET
FOREIGN STOCKS (CONTINUED)                           OF SHARES      VALUE
--------------------------------------------------------------------------------
CANADA (CONTINUED)
Paramount Resources, Ltd.* .......................        9,500   $   93,695
Rio Alto Exploration, Ltd.* ......................        1,800       21,895
Talisman Energy, Inc. ............................        3,000      134,624
                                                                  ----------
                                                                     520,911
PREFERRED STOCKS
----------------
BANKS & CREDIT - 0.0%
Wachovia Corporation .............................          200           70

WARRANTS - 0.0%
---------------
Dime Bancorp Warrant .............................        1,000          100

REPURCHASE AGREEMENT - 3.6%
---------------------------
State Street, 0.65% - 07-01-02
   (Collateralized by FNMA 3.813% -
   04-01-04 with a value of
   $1,437,469) ...................................   $1,407,911    1,407,911
                                                                 -----------
   Total investments - 99.9% ..................................   39,443,670
   Cash and other assets, less liabilities - 0.1% .............       44,107
                                                                 -----------
   Total net assets - 100.0% ..................................  $39,487,777
                                                                 ===========

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security

--------------------------------------------------------------------------------
                           55 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES M (GLOBAL TOTAL RETURN)
                                                      PRINCIPAL     MARKET
CORPORATE BONDS                                        AMOUNT       VALUE
--------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
Ford Motor Company,
   6.375% - 2029 .................................   $   15,000   $   12,219

CONSUMER NONCYCLICAL - OTHER - 0.1%
Reed Elsevier Capital,
   5.75% - 2008 ..................................       15,000       15,027

ELECTRIC - 0.1%
Virginia Electric & Power,
   5.375% - 2007 .................................       10,000       10,134

FINANCIAL OTHER - 0.0%
Pemex Project Funding Master
   Trust, 8.50% - 2008 ...........................        3,000        3,113

HEALTH CARE - 0.1%
Health Net, Inc., 8.375% - 2011 ..................       10,000       11,118
Wellpoint Health Network,
   6.375% - 2012 .................................       15,000       15,536
                                                                  ----------
                                                                      26,654

HOME CONSTRUCTION - 0.0%
Centex Corporation,
   7.875% - 2011 .................................        5,000        5,439

INSURANCE PROPERTY & CASUALTY - 0.1%
Cigna Corporation,
   7.875% - 2027 .................................       10,000       11,181
Everest Reinsurance Holdings, Inc.,
   8.50% - 2005 ..................................       10,000       10,932
                                                                  ----------
                                                                      22,113

INTEGRATED - 0.1%
Amerada Hess Corporation,
   7.30% - 2031 ..................................       10,000       10,145

MEDIA - CABLE - 0.0%
Cox Communications, Inc.,
   7.75% - 2010 ..................................        5,000        4,756

MEDIA - NON-CABLE - 0.0%
Viacom, Inc., 6.625% - 2011 ......................       10,000       10,265

NONCAPTIVE - DIVERSIFIED - 0.0%
John Deere Capital Corporation,
   7.00% - 2012 ..................................        5,000        5,357

OIL FIELD SERVICES - 0.0%
Burlington Resources Finance
   Company, 6.68% - 2011 .........................        5,000        5,182

PAPER - 0.1%
Bowater Canada Finance,
   7.95% - 2011 ..................................        5,000        5,157
International Paper Company,
   5.375% - 2006 .................................       15,000       14,630
                                                                  ----------
                                                                      19,787

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                        NUMBER      MARKET
CORPORATE BONDS (CONTINUED)                           OF SHARES     VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.1%
AT & T Corporation,
   6.00% - 2006 ..................................   $   10,000   $    8,197
Telefonica Europe BV,
   7.75% - 2010 ..................................   $   10,000       10,350
Verizon New England, Inc.,
   6.50% - 2011 ..................................   $    5,000        4,890
                                                                  ----------
                                                                      23,437

YANKEE - 0.1%
Commonwealth Bank of Australia,
   8.50% - 2010 ..................................   $   15,000       17,731
                                                                  ----------
   Total corporate bonds - 0.9% ...............................      191,359

MUNICIPAL BONDS
---------------
CALIFORNIA - 0.2%
Los Angeles County, California
   Pension Obligation,
   8.49% - 2004 ..................................   $   40,000       43,872

COMMON STOCKS
-------------
AEROSPACE & DEFENSE - 0.5%
United Technologies
   Corporation ...................................        1,600      108,640

AIR FREIGHT & COURIERS - 0.5%
FedEx Corporation* ...............................        1,900      101,460

AIRLINES - 0.4%
Continental Airlines, Inc. (Cl.B)* ...............        2,100       33,138
Ryanair Holdings plc ADR* ........................        1,500       52,306
                                                                  ----------
                                                                      85,444

BANKS - 3.5%
Bank of America Corporation ......................        2,500      175,900
Golden West Financial
   Corporation ...................................        1,800      123,804
Keycorp ..........................................        3,200       87,360
PNC Financial Services Group .....................        1,700       88,876
UnionBanCal Corporation ..........................        2,600      121,810
Wachovia Corporation .............................        4,900      187,082
                                                                  ----------
                                                                     784,832

BIOTECHNOLOGY - 0.7%
Cephalon, Inc.* ..................................        1,500       67,800
Genzyme Corporation* .............................        3,900       75,036
Immunex Corporation* .............................          600       13,404
                                                                  ----------
                                                                     156,240

BROADCASTING & CABLE TV - 0.9%
Liberty Media Corporation* .......................       10,100       95,950
USA Interactive* .................................        4,000       93,800
                                                                  ----------
                                                                     189,750

--------------------------------------------------------------------------------
                           56 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.1%
Hewlett-Packard Company ..........................       10,014   $  153,014
International Business Machines
   Corporation ...................................        1,400      100,800
                                                                  ----------
                                                                     253,814

COMPUTER STORAGE & PERIPHERALS - 0.2%
Lexmark International, Inc.* .....................          800       43,520

DATA PROCESSING SERVICES - 1.5%
First Data Corporation(1) ........................        8,900      335,174

DEPARTMENT STORES - 0.5%
Dillard's, Inc. ..................................        4,200      110,418

DIVERSIFIED CHEMICALS - 0.4%
E.I. du Pont de Nemours &
   Company .......................................        2,100       93,240

DIVERSIFIED FINANCIAL SERVICES - 4.9%
Ambac Financial Group, Inc.(1) ...................        3,300      222,420
Citigroup, Inc.(1) ...............................       10,566      409,433
Fannie Mae(1) ....................................        3,200      236,000
Goldman Sachs Group, Inc. ........................          800       58,680
Investment Technology Group,
   Inc.* .........................................        1,100       35,970
Merrill Lynch & Company, Inc. ....................        2,900      117,450
                                                                  ----------
                                                                   1,079,953

DRUG RETAIL - 0.4%
CVS Corporation ..................................        3,000       91,800

ELECTRIC UTILITIES - 0.5%
Dominion Resources, Inc. .........................        1,600      105,568

ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
SPX Corporation* .................................          400       47,000

FOOD RETAIL - 0.6%
Safeway, Inc.* ...................................        4,800      140,112

FOOTWEAR - 0.5%
Nike, Inc. (Cl.B) ................................        1,900      101,935

GENERAL MERCHANDISE STORES - 1.2%
Target Corporation ...............................        3,200      118,848
Wal-Mart Stores, Inc. ............................        2,700      148,527
                                                                  ----------
                                                                     267,375

HEALTH CARE DISTRIBUTORS & SERVICES - 0.4%
McKesson Corporation .............................        2,800       91,560

HEALTH CARE EQUIPMENT - 0.4%
Becton, Dickinson & Company ......................        2,600       89,570

HOME IMPROVEMENT RETAIL - 1.3%
Home Depot, Inc. .................................        4,500      165,285
Lowe's Companies, Inc. ...........................        2,800      127,120
                                                                  ----------
                                                                     292,405

HOUSEHOLD PRODUCTS - 1.2%
Kimberly-Clark Corporation .......................        3,000      186,000
Procter & Gamble Company .........................          900       80,370
                                                                  ----------
                                                                     266,370

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.7%
General Electric Company .........................        5,400   $  156,870

INSURANCE BROKERS - 0.8%
Marsh & McLennan Companies,
   Inc. ..........................................        1,900      183,540

INTEGRATED OIL & GAS - 0.9%
Amerada Hess Corporation .........................        1,000       82,500
Exxon Mobil Corporation ..........................        3,000      122,760
                                                                  ----------
                                                                     205,260

INTEGRATED TELECOMMUNICATION SERVICES - 0.7%
AT&T Corporation .................................        7,900       84,530
Verizon Communications, Inc. .....................        1,600       64,240
                                                                  ----------
                                                                     148,770

IT CONSULTING & SERVICES - 0.3%
Accenture, Ltd.* .................................        3,900       74,100

MOVIES & ENTERTAINMENT - 0.6%
AOL Time Warner, Inc.* ...........................        9,400      138,274

MULTI-LINE INSURANCE - 0.7%
American International Group,
   Inc. ..........................................        2,300      156,929

NETWORKING EQUIPMENT - 1.1%
Cisco Systems, Inc.*(1) ..........................       17,800      248,310

OIL & GAS EQUIPMENT & SERVICES - 0.2%
Halliburton Company ..............................        2,600       41,444

OIL & GAS EXPLORATION & PRODUCTION - 0.6%
Burlington Resources, Inc. .......................        3,500      133,000

OIL & GAS REFINING & MARKETING - 0.3%
Sunoco, Inc. .....................................        1,600       57,008

PAPER PRODUCTS - 0.5%
Abitibi-Consolidated, Inc. .......................       12,700      117,221

PHARMACEUTICALS - 3.3%
Abbott Laboratories ..............................        4,900      184,485
Eli Lilly & Company ..............................        1,400       78,960
Pharmacia Corporation(1) .........................        6,100      228,445
Schering-Plough Corporation ......................        6,100      150,060
Watson Pharmaceuticals, Inc.* ....................        3,300       83,391
                                                                  ----------
                                                                     725,341

PROPERTY & CASUALTY INSURANCE - 0.7%
MBIA , Inc. ......................................        2,800      158,284

RAILROADS - 0.4%
CSX Corporation ..................................        2,500       87,025

SEMICONDUCTOR EQUIPMENT - 0.3%
KLA-Tencor Corporation* ..........................        1,400       61,586

SEMICONDUCTORS - 0.7%
Intel Corporation ................................        4,700       85,869
Micron Technology, Inc.* .........................        3,800       76,836
                                                                  ----------
                                                                     162,705

--------------------------------------------------------------------------------
                           57 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)
                                                      PRINCIPAL
                                                      AMOUNT OR
                                                        NUMBER      MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
SOFT DRINKS - 0.6%
Pepsi Bottling Group, Inc. .......................        4,500   $  138,600

SPECIALTY CHEMICALS - 0.3%
Cambrex Corporation ..............................        1,600       64,160

SPECIALTY STORES - 0.5%
Staples, Inc.* ...................................        5,300      104,410

SYSTEMS SOFTWARE - 1.5%
Microsoft Corporation*(1) ........................        6,200      335,544

TOBACCO - 1.1%
Philip Morris Companies, Inc. ....................        3,900      170,352
Reynolds (R.J.) Tobacco Holdings,
   Inc. ..........................................        1,400       75,250
                                                                  ----------
                                                                     245,602

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
AT&T Wireless Services, Inc.* ....................        6,400       37,440
                                                                  ----------
   Total common stocks - 38.8% ................................    8,617,603

U.S. GOVERNMENT & GOVERNMENT AGENCIES
-------------------------------------
U.S. TREASURY BONDS - 0.8%
   7.25% - 2016 ..................................   $   15,000       17,678
   6.25% - 2023 ..................................   $   95,000      101,785
   5.50% - 2028 ..................................   $   60,000       58,417
                                                                  ----------
                                                                     177,880

U.S. TREASURY INFLATION INDEX NOTE - 0.4%
   3.375% - 2012 .................................   $   80,586       82,589
                                                                  ----------
   Total U.S. government & government
      agencies - 1.2% .........................................      260,469

MORTGAGE BACKED SECURITIES
--------------------------
U.S. GOVERNMENT AGENCIES - 0.9%
Federal Home Loan Mortgage
   Corporation, FHLMC #0846740
   ARM, 7.312% - 2029 ............................   $   75,201       77,832
Federal National Mortgage
   Association, 6.00% - 2032 .....................   $  115,000      114,641
                                                                  ----------
                                                                     192,473

U.S. GOVERNMENT SECURITIES - 0.2%
Government National Mortgage
   Association, GNMA #0369386,
   6.00% - 2009 ..................................   $   48,728       50,903

NON-AGENCY SECURITIES - 0.1%
Credit Suis First Boston Mortgage
   Securities Corporation,
   7.15% - 2029 ..................................   $   25,000       26,771
                                                                  ----------
   Total mortgage backed securities - 1.2% ....................      270,147

                                                      PRINCIPAL     MARKET
ASSET BACKED SECURITIES                                AMOUNT       VALUE
--------------------------------------------------------------------------------
AUTO - 0.1%
Harley-Davidson Eaglemark
   Motorcycle Trust, 6.88% - 2004 ................   $    1,850   $    1,855
Harley-Davidson Motorcycle
   Trust, 5.27% - 2009 ...........................       15,000       15,587
Honda Auto Lease Trust,
   6.65% - 2005 ..................................        8,871        8,928
                                                                  ----------
                                                                      26,370

CREDIT CARD - 0.1%
MBNA Master Credit Card Trust,
   6.40% - 2005 ..................................       30,000       30,175

HOME EQUITY LOANS - 0.2%
Advanta Mortgage Loan Trust,
   2.215% - 2029(3) ..............................       32,779       32,765
                                                                  ----------
   Total asset backed securities - 0.4% .......................       89,310

FOREIGN CORPORATE BONDS
-----------------------
ITALY - 1.1%
Italy CCTS, 4.00% - 2003 .........................      250,000      248,603

SINGAPORE - 0.1%
Oversea-Chinese Banking
   Corporation, Ltd.,
   7.25% - 2011 ..................................       15,000       15,601
                                                                  ----------
   Total foreign corporate bonds - 1.2% .......................      264,204

FOREIGN GOVERNMENT ISSUES
-------------------------
AUSTRALIA - 0.8%
Australia Government,
   7.50% - 2009(2) ...............................      285,000      174,403

AUSTRIA - 0.5%
Republic of Austria,
   5.00%- 2012(2) ................................      115,000      112,325

CANADA - 0.4%
Canada Government,
   5.50% - 2010(2) ...............................      135,000       89,614

DENMARK - 0.8% Kingdom of Denmark:
   4.875% - 2007(2) ..............................      140,000      139,611
   6.00% - 2009(2) ...............................      297,000       41,684
                                                                  ----------
                                                                     181,295

FINLAND - 0.1%
Finnish Government,
   5.375% - 2013(2) ..............................       20,000       20,074

FRANCE - 2.7% Government of France O.A.T.:
   5.50% - 2007(1),(2) ...........................      500,000      513,651
   5.25% - 2008(2) ...............................       90,000       91,355
                                                                  ----------
                                                                     605,006

--------------------------------------------------------------------------------
                           58 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)
                                                      PRINCIPAL
                                                      AMOUNT OR
FOREIGN                                                 NUMBER      MARKET
GOVERNMENT ISSUES (CONTINUED)                         OF SHARES     VALUE
--------------------------------------------------------------------------------
GERMANY - 3.0%
Bundesrepublic  Deutschland:
   6.00% - 2007(1),(2) ...........................      483,000   $  508,160
   5.25% - 2011(2) ...............................      150,000      151,532
   6.50% - 2027(2) ...............................        8,000        9,127
                                                                  ----------
                                                                     668,819

IRELAND - 0.4%
Irish Government, 5.00% - 2013(2) ................      100,000       97,358

ITALY - 0.2%
Italy CCTS, 4.20% - 2003(2),(3) ..................       50,000       49,637

JAPAN - 2.0%
Japan Government:
   #208, 1.10% - 2008(2) .........................   13,400,000      114,883
   #213, 1.40% - 2009(2) .........................   37,500,000      325,149
                                                                  ----------
                                                                     440,032

NORWAY - 0.7%
Norwegian Government,
   6.00%- 2011(2) ................................    1,115,000      142,608

PANAMA - 0.0%
Republic of Panama,
   9.625%- 2011 ..................................        3,000        2,910

PHILIPPINES - 0.0%
Republic of Philippines,
   9.375%- 2017 ..................................        3,000        3,060

RUSSIA - 0.0%
Russian Federation, 5.00% - 2030 .................        9,000        6,248

SWEDEN - 0.2%
Swedish Government,
   5.00% - 2009(2) ...............................      300,000       32,097

UNITED KINGDOM - 0.6%
UK Treasury, 6.50% - 2003(2) .....................       75,000      117,318
                                                                  ----------
   Total foreign government issues - 12.4% ....................    2,742,804

FOREIGN STOCKS
--------------
AUSTRALIA - 1.2%
Australia & New Zealand Banking
   Group, Ltd. ...................................       17,145      185,670
News Corporation, Ltd. ...........................       15,035       81,706
                                                                  ----------
                                                                     267,376

BELGIUM - 0.3%
UCB S.A. .........................................        1,854       68,022

CANADA - 1.1%
Bombardier, Inc. (Cl. B) .........................       15,600      129,239
Canadian National Railway
   Company .......................................        2,400      126,304
                                                                  ----------
                                                                     255,543

FINLAND - 0.5%
Nokia Oyj ........................................        7,100   $  103,917

                                                      NUMBER OF     MARKET
FOREIGN STOCKS (CONTINUED)                             SHARES       VALUE
--------------------------------------------------------------------------------
FRANCE - 4.1%
Arcelor* .........................................        9,262      131,445
Axa ..............................................        1,051       19,223
BNP Paribas S.A.* ................................        3,500      193,570
CNP Assurances ...................................        1,440       59,019
PSA Peugeot Citroen ..............................        2,580      133,898
Publicis Groupe ..................................        2,100       57,967
Totalfinaelf S.A.(1) .............................        2,000      324,723
                                                                  ----------
                                                                     919,845

GERMANY - 2.1%
Adidas-Salomon AG ................................        2,100      172,553
Bayerische Motoren Werke AG ......................        1,590       64,554
Fresenius Medical Care AG ........................        1,400       62,564
RWE AG ...........................................        1,556       61,622
SAP AG ...........................................          600       58,812
Wella AG .........................................          668       40,111
                                                                  ----------
                                                                     460,216

HONG KONG - 0.5%
Sun Hung Kai Properties, Ltd. ....................        8,000       60,769
Television Broadcasts, Ltd. ......................       11,000       46,821
                                                                  ----------
                                                                     107,590

IRELAND - 0.7%
Allied Irish Banks plc ...........................        6,443       84,884
Jefferson Smurfit Group plc ......................       20,600       63,068
                                                                  ----------
                                                                     147,952

ITALY - 3.0%
Benetton Group SpA ...............................        5,200       60,805
Eni SpA(1) .......................................       20,000      318,007
Telecom Italia SpA ...............................       13,400      104,944
Unicredito Italiano SpA ..........................       41,681      188,532
                                                                  ----------
                                                                     672,288

JAPAN - 6.7%
Aisin Seiki Company, Ltd. ........................        4,000       54,397
Banyu Pharmaceutical Company,
   Ltd. ..........................................       10,000      128,984
Dai Nippon Printing Company,
   Ltd. ..........................................        3,000       39,821
Eisai Company, Ltd. ..............................        6,000      154,180
Hoya Corporation .................................        3,000      218,255
Kawasumi Laboratories, Inc. ......................        6,000       55,815
Matsumotokiyoshi Company, Ltd. ...................        2,500      115,969
Mitsubishi Tokyo Financial Group,
   Inc. ..........................................            5       33,706
Nippon Telegraph & Telephone
   Corporation ...................................            8       32,905
NTT Docomo, Inc. .................................           10       24,612
Pioneer Corporation ..............................        4,000       71,584
Promise Company, Ltd. ............................        2,000      100,784
Shiseido Company, Ltd. ...........................        4,000       53,329
Sky Perfect Communications,
   Inc.* .........................................          119      117,153
Takefuji Corporation .............................        1,460      101,467

--------------------------------------------------------------------------------
                           59 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)
                                                      NUMBER OF     MARKET
FOREIGN STOCKS (CONTINUED)                             SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Toshiba Corporation ..............................       15,000   $   61,071
Toyota Motor Corporation .........................        4,900      130,002
                                                                  ----------
                                                                   1,494,034

NETHERLANDS - 2.3%
Akzo Nobel N.V ...................................        1,800       78,378
IHC Caland N.V ...................................        3,598      215,157
Koninklijke KPN N.V.* ............................       33,196      155,398
STMicroelectronics N.V ...........................        2,500       62,342
                                                                  ----------
                                                                     511,275

NORWAY - 0.8%
Norsk Hydro ASA ..................................        3,690      176,035

SINGAPORE - 0.3%
Oversea-Chinese Banking
   Corporation, Ltd. .............................       11,000       72,844

SPAIN - 0.8%
Endesa S.A. ......................................        6,756       98,148
Inmobiliaria Colonial S.A. .......................        5,700       78,867
                                                                  ----------
                                                                     177,015

SWEDEN - 0.6%
Swedish Match AB .................................       17,410      143,970

SWITZERLAND - 2.0%
Converium Holding AG* ............................          816       42,162
Credit Suisse Group* .............................        4,865      154,452
Givaudan S.A. ....................................          230       92,723
Holcim, Ltd. .....................................        1,967       89,409
Roche Holding AG .................................          793       59,943
                                                                  ----------
                                                                     438,689

UNITED KINGDOM - 5.6%
Amersham plc .....................................        9,900       87,374
Astrazeneca plc(1) ...............................        7,800      322,325
BHP Billiton plc .................................        8,600       46,734
British Airways plc ..............................       37,700      107,318
British Sky Broadcasting Group
   plc* ..........................................        7,900       75,804
BT Group plc* ....................................       23,300       89,501
J. Sainsbury plc .................................       26,900      145,871
Lloyds TSB Group plc .............................       18,996      188,935
Royal Bank of Scotland Group
   plc ...........................................        2,900       82,221
Vodafone Group plc ...............................       64,250       88,143
                                                                  ----------
                                                                   1,234,226
                                                                  ----------
   Total foreign stocks - 32.6% ...............................    7,250,837

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                        NUMBER      MARKET
OPTIONS PURCHASED                                     OF SHARES     VALUE
--------------------------------------------------------------------------------
JPY Put Option, expires 02-05-03 -
   strike price 81.75 ............................          650  $     1,331
JPY Put Option, expires 02-10-03 -
   strike price 83.00 ............................          640        1,013
JPY Put Option, expires 06-23-03 -
   strike price 112.53 ...........................          390        1,710
CAD Put Option, expires 12-15-02 -
   strike price 5.0155 ...........................        1,880        2,974
                                                                 -----------
   Total options purchased - 0.0% .............................        7,028

TEMPORARY CASH INVESTMENTS
--------------------------
REPURCHASE AGREEMENT - 5.9%
SBC Warburg Treasury Repurchase
   Agreement, 1.89%, 07-01-02
   (Collateralized by U.S. Treasury
   Bond, 6.625% - 02-15-27 with
   a value of $1,344,586) ........................   $1,319,000    1,319,000

U.S. TREASURY BILLS - 3.6%
   1.74% - 2002(1) ...............................     $800,000      798,870
                                                                 -----------
   Total temporary cash investments - 9.5% ....................    2,117,870
                                                                 -----------
   Total investments - 98.4% ..................................   21,855,503
   Cash and other assets, less liabilities - 1.6% .............      359,140
                                                                 -----------
   Total net assets - 100.0% ..................................  $22,214,643
                                                                 ===========

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing securities

ADR (American Depositary Receipt)

(1)Security is segregated as collateral for futures, options or forward exchange contracts.

(2)Principal amount on foreign bond is reflected in local currency (e.g. Danish
   Krone) while market value is reflected in U.S. dollars.

(3)Variable rate security. Rate indicated is rate effective at June 30, 2002

--------------------------------------------------------------------------------
                           60 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES D (GLOBAL)
                                                      PRINCIPAL
                                                      AMOUNT OR
                                                       NUMBER       MARKET
PREFERRED STOCKS                                      OF SHARES     VALUE
--------------------------------------------------------------------------------
BRAZIL - 0.7%
Tele Norte Leste
   Participacoes S.A .............................  264,405,642  $ 2,640,810

GERMANY - 2.1%
Porsche AG .......................................       16,485    7,855,383
                                                                 -----------
   Total preferred stocks - 2.8% ..............................   10,496,193

FOREIGN CORPORATE BONDS - 0.1%
------------------------------
UNITED KINGDOM
Telewest Communication plc,
   11.00% - 2007 .................................   $  520,000      210,600

COMMON STOCKS
-------------
AUSTRALIA - 1.9%
Australia & New Zealand Banking
   Group, Ltd. ...................................      644,697    6,981,686

BELGIUM - 0.5%
Delhaize Group ...................................       40,800    1,913,969

BERMUDA - 0.8%
Ace, Ltd. ........................................       96,394    3,046,050

BRAZIL - 1.5%
Companhia de Bebidas das
   Americas ADR ..................................      110,356    1,714,932
Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ..........................      185,126    3,961,696
                                                                 -----------
                                                                   5,676,628

CANADA - 3.1%
Bombardier, Inc. (Cl. B) .........................      433,300    3,589,703
Encana Corporation ...............................       70,081    2,151,872
Husky Energy, Inc. ...............................      320,900    3,515,152
Manulife Financial Corporation ...................       72,883    2,091,750
                                                                 -----------
                                                                  11,348,477

FRANCE - 7.1%
Business Objects S.A. ADR* .......................       25,700      722,170
Essilor International S.A ........................       34,430    1,399,906
JC Decaux S.A.* ..................................       71,020      960,909
Sanofi-Synthelabo S.A ............................      217,620   13,239,165
Societe BIC S.A ..................................      114,852    4,593,827
Suez S.A .........................................       63,380    1,823,366
Thomson Multimedia* ..............................       57,240    1,353,899
Valeo S.A ........................................       51,087    2,124,093
                                                                 -----------
                                                                  26,217,335

GERMANY - 3.6%
Fresenius AG .....................................       82,544    4,402,105
Volkswagon AG ....................................       72,964    3,516,491
Wella AG .........................................       92,273    5,540,632
                                                                 -----------
                                                                  13,459,228

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
HONG KONG - 1.5%
Hong Kong & China Gas
   Company, Ltd. .................................    1,302,700  $ 1,728,583
Television Broadcasts, Ltd. ......................      928,904    3,953,797
                                                                 -----------
                                                                   5,682,380

INDIA - 2.7%
Hindustan Lever, Ltd. ............................      845,900    3,347,416
Icici Bank, Ltd. .................................      337,250    2,360,750
Infosys Technologies, Ltd. .......................       27,000    1,815,233
Zee Telefilms, Ltd. ..............................    1,000,000    2,594,147
                                                                 -----------
                                                                  10,117,546

JAPAN - 8.0%
Credit Saison Company, Ltd. ......................      130,100    3,088,057
Eisai Company, Ltd. ..............................       85,800    2,204,772
KDDI Corporation .................................        1,079    3,330,803
Keyence Corporation ..............................        5,900    1,249,800
Kyocera Corporation ..............................       23,400    1,708,243
Nintendo Company, Ltd. ...........................       30,348    4,468,899
Sharp Corporation ................................      334,000    4,241,181
Shiseido Company, Ltd. ...........................      144,000    1,919,840
Sony Corporation .................................       58,000    3,063,074
Takeda Chemical Industries, Ltd. .................       50,000    2,194,227
Toshiba Corporation* .............................      347,000    1,412,782
Trend Micro, Inc.* ...............................       34,500      964,250
                                                                 -----------
                                                                  29,845,928

KOREA - 0.5%
SK Telecom Company, Ltd. .........................        8,720    1,953,483

MEXICO - 1.9%
Fomento Economico Mexicano,
   S.A. de C.V ...................................      562,300    2,202,836
Grupo Modelo S.A. de C.V .........................      751,700    1,768,706
Grupo Televisa S.A. ADR* .........................       81,433    3,043,966
                                                                 -----------
                                                                   7,015,508

NETHERLANDS - 3.7%
Koninklijke Numico N.V ...........................      140,300    3,146,704
Koninklijke (Royal) Philips
   Electronics N.V ...............................       64,000    1,786,845
Qiagen N.V.* .....................................       42,947      508,125
Royal Dutch Petroleum Company ....................       77,072    4,259,769
Wolters Kluwer N.V ...............................      207,824    3,944,847
                                                                 -----------
                                                                  13,646,290

SINGAPORE - 1.1%
Singapore Press Holdings, Ltd. ...................      349,345    3,934,778

SPAIN - 0.3%
Amadeus Global Travel Distribution
   S.A.* .........................................      168,139    1,076,030

SWITZERLAND - 1.5%
Kudelski S.A.* ...................................       32,851    1,151,098
Novartis AG ......................................       97,104    4,270,279
                                                                 -----------
                                                                   5,421,377

--------------------------------------------------------------------------------
                           61 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES D (GLOBAL) (CONTINUED)
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 17.6%
Amersham plc* ....................................      109,010  $   962,089
AstraZeneca Group plc ............................       43,336    1,790,807
Boots Company plc ................................      161,798    1,609,252
BP plc ADR .......................................       94,675    4,780,141
BT Group plc* ....................................      771,010    2,961,631
Cadbury Schweppes plc ............................      653,705    4,904,988
Diageo plc .......................................      288,920    3,752,215
Dixons Group plc .................................      616,480    1,794,828
Hanson plc .......................................      586,860    4,177,552
Oxford GlycoSciences plc* ........................       81,225      331,195
Pearson plc ......................................      318,260    3,170,284
Reckitt Benckiser plc ............................      708,714   12,758,258
Reed Elsevier plc ................................      825,293    7,837,303
Rentokil Initial plc .............................    1,115,224    4,543,079
Royal Bank of Scotland Group plc .................      180,044    5,104,604
Six Continents plc ...............................      401,977    4,074,678
Smith & Nephew plc ...............................      160,480      890,416
                                                                 -----------
                                                                  65,443,320

UNITED STATES - 40.2%
AT&T Corporation .................................       19,700      210,790
Affymetrix, Inc.* ................................       49,900    1,197,101
American Express Company .........................      105,000    3,813,600
Amgen, Inc.* .....................................      107,000    4,481,160
Applera Corporation - Applied
   Biosystems Group ..............................       98,500    1,919,765
Applied Materials, Inc.* .........................       46,000      874,920
Bank One Corporation .............................      184,500    7,099,560
Berkshire Hathaway, Inc. (Cl.B)* .................        1,450    3,237,850
Best Buy Company, Inc.* ..........................       46,420    1,685,046
Cadence Design Systems, Inc.* ....................      823,300   13,271,596
ChevronTexaco Corporation ........................       46,277    4,095,515
Circuit City Stores-Circuit City
   Group .........................................      223,299    4,186,856
Citigroup, Inc. ..................................       39,733    1,539,654
Electronics Arts, Inc.* ..........................      116,000    7,661,800
Fannie Mae .......................................      107,000    7,891,250
Gap, Inc. ........................................      136,200    1,934,040
Gilead Sciences, Inc.* ...........................      120,000    3,945,600
Human Genome Sciences, Inc.* .....................       72,900      976,860
International Business Machines
   Corporation ...................................       13,175      948,600
International Flavors & Fragrances,
   Inc. ..........................................      102,803    3,340,069
International Game Technology* ...................       30,800    1,746,360
Johnson & Johnson ................................      119,858    6,263,779
Laboratory Corporation of America
   Holdings* .....................................       48,800    2,227,720
Lehman Brothers Holdings, Inc. ...................       29,000    1,813,080
Liberty Media Corporation* .......................      153,200    1,455,400
Lucent Technologies, Inc.* .......................      700,500    1,162,830
MBNA Corporation .................................       27,100      896,197

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
National Semiconductor
   Corporation* ..................................      215,100   $6,274,467
Novellus Systems, Inc.* ..........................       22,700      771,800
Oxford Health Plans, Inc.* .......................       35,100    1,630,746
Pfizer, Inc. .....................................      102,199    3,576,965
Protein Design Labs, Inc.* .......................       11,300      122,718
Qualcomm, Inc.* ..................................      236,420    6,499,186
Quest Diagnostics, Inc.* .........................       54,000    4,646,700
Quintiles Transnational
   Corporation* ..................................      217,477    2,716,288
RadioShack Corporation ...........................       64,100    1,926,846
Raytheon Company .................................      199,000    8,109,250
Scientific-Atlanta, Inc. .........................      187,230    3,079,934
Sirius Satellite Radio, Inc.* ....................      213,700      805,435
Sonicwall, Inc.* .................................       95,200      477,904
Sybase, Inc.* ....................................      228,351    2,409,103
Symantec Corporation* ............................       45,700    1,501,245
Synopsys, Inc.* ..................................       74,424    4,079,179
Wachovia Corporation .............................      118,147    4,510,852
Wyeth ............................................       90,529    4,635,085
XM Satellite Radio Holdings, Inc.* ...............      224,000    1,646,400
                                                                  ----------
                                                                 149,297,101
                                                                ------------
   Total common stocks  - 97.5% ...............................  362,077,114
                                                                ------------
   Total investments - 100.4% .................................  372,783,907
   Liabilities, less cash and other
     assets - (0.4%) ..........................................   (1,573,754)
                                                                ------------
   Total net assets - 100.0% .................................. $371,210,153
                                                                ============

--------------------------------------------------------------------------------
                           62 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES D (GLOBAL) (CONTINUED)
--------------------------------------------------------------------------------
At June 30, 2002, Series D's investment concentration
by industry was as follows:
Advertising .......................................................     0.3%
Aerospace/Defense .................................................     3.3%
Auto Parts and Supplies ...........................................     0.6%
Automobiles .......................................................     3.1%
Banks & Credit ....................................................     7.0%
Beverages .........................................................     3.6%
Broadcast Media ...................................................     3.6%
Building & Construction ...........................................     1.1%
Chemicals .........................................................     0.5%
Communications ....................................................     2.1%
Computer Software .................................................     7.1%
Computer Systems ..................................................     1.4%
Cosmetics .........................................................     2.0%
Electrical Equipment ..............................................     0.8%
Electronics .......................................................     4.5%
Entertainment .....................................................     1.3%
Financial Services ................................................     6.5%
Food Processing ...................................................     0.8%
Food Wholesalers ..................................................     1.3%
Health Care .......................................................    11.4%
Household Products ................................................     4.3%
Insurance .........................................................     1.3%
Manufacturing .....................................................     1.9%
Medical ...........................................................     1.5%
Natural Gas .......................................................     1.0%
Office Equipment ..................................................     1.2%
Oil ...............................................................     4.5%
Pharmaceuticals ...................................................     5.7%
Publishing ........................................................     3.2%
Retail ............................................................     3.1%
Semi-Conductors ...................................................     2.1%
Services ..........................................................     2.2%
Telecommunications ................................................     4.9%
Toys & Sporting Goods .............................................     1.2%
Liabilities, less cash and other assets) ..........................    (0.4%)
                                                                      -----
                                                                      100.0%
                                                                      =====

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

--------------------------------------------------------------------------------
                           63 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES B (LARGE CAP VALUE)
                                                       NUMBER        MARKET
COMMON STOCKS                                         OF SHARES      VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 3.0%
Rockwell Collins, Inc. ..........................       114,100   $ 3,128,622
United Technologies Corporation .................       160,200    10,877,580
                                                                  -----------
                                                                   14,006,202

AUTOMOBILE MANUFACTURERS - 1.5%
Ford Motor Company ..............................       442,500     7,080,000

BANKS - 2.9%
FleetBoston Financial Corporation ...............       243,700     7,883,695
Wells Fargo & Company ...........................       117,500     5,882,050
                                                                  -----------
                                                                   13,765,745

BROADCASTING & CABLE TV - 2.5%
Liberty Media Corporation* ......................     1,259,900    11,969,050

COMPUTER & ELECTRONICS RETAIL - 1.1%
RadioShack Corporation ..........................       181,300     5,449,878

COMPUTER HARDWARE - 0.9%
International Business Machines
   Corporation ..................................        59,000     4,248,000

CONSUMER ELECTRONICS - 4.0%
Koninklijke (Royal) Philips
   Electronics N.V. ADR .........................       411,500    11,357,400
Sony Corporation ADR ............................       138,800     7,356,400
                                                                  -----------
                                                                   18,713,800

DEPARTMENT STORES - 3.8%
Federated Department Stores,
   Inc.* ........................................       204,300     8,110,710
Sears, Roebuck & Company ........................       181,800     9,871,740
                                                                  -----------
                                                                   17,982,450

DIVERSIFIED COMMERCIAL SERVICES - 1.1%
H&R Block, Inc. .................................       115,600     5,334,940

DIVERSIFIED FINANCIAL SERVICES - 14.4%
American Express Company ........................       297,400    10,801,568
Citigroup, Inc. .................................       409,804    15,879,905
Fannie Mae ......................................       127,200     9,381,000
Goldman Sachs Group, Inc. .......................       128,700     9,440,145
Lehman Brothers Holdings, Inc. ..................        68,100     4,257,612
Morgan Stanley Dean Witter &
   Company ......................................       165,900     7,146,972
Principal Financial Group, Inc.* ................       196,500     6,091,500
Stilwell Financial, Inc. ........................       255,700     4,653,740
                                                                  -----------
                                                                   67,652,442

DIVERSIFIED METALS & MINING - 0.2%
Fording, Inc. ...................................        54,631     1,038,535

ELECTRIC UTILITIES - 3.3%
Edison International* ...........................       149,400     2,539,800
Entergy Corporation .............................       121,300     5,147,972
PG&E Corporation* ...............................       429,200     7,678,388
                                                                  -----------
                                                                   15,366,160

ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
Emerson Electric Company ........................        98,300     5,260,033

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
FOOD RETAIL - 1.4%
Winn-Dixie Stores, Inc. .........................       417,700   $ 6,511,943

HEALTH CARE EQUIPMENT - 2.1%
C.R. Bard, Inc. .................................       100,000     5,658,000
Guidant Corporation* ............................       138,700     4,192,901
                                                                  -----------
                                                                    9,850,901

HEALTH CARE FACILITIES - 0.7%
Tenet Healthcare Corporation* ...................        45,200     3,234,060

HOUSEHOLD PRODUCTS - 2.0%
Clorox Company ..................................       106,600     4,407,910
Procter & Gamble Company ........................        53,400     4,768,620
                                                                  -----------
                                                                    9,176,530

INDUSTRIAL GASES - 1.7%
Air Products & Chemicals, Inc. ..................        82,800     4,178,916
Praxair, Inc. ...................................        66,500     3,788,505
                                                                  -----------
                                                                    7,967,421

INSURANCE BROKERS - 1.1%
Marsh & McLennan Companies,
   Inc. .........................................        52,900     5,110,140

INTEGRATED OIL & GAS - 8.1%
BP plc ADR ......................................       181,000     9,138,690
Conoco, Inc. ....................................       338,200     9,401,960
Exxon Mobil Corporation .........................       482,400    19,739,808
                                                                  -----------
                                                                   38,280,458

INTEGRATED TELECOMMUNICATION SERVICES - 2.1%
Sprint Corporation (FON Group) ..................       425,800     4,517,738
Verizon Communications, Inc. ....................       131,800     5,291,770
                                                                  -----------
                                                                    9,809,508

IT CONSULTING & SERVICES - 0.4%
KPMG Consulting, Inc.* ..........................       128,000     1,902,080

LIFE & HEALTH INSURANCE - 2.7%
John Hancock Financial Services,
   Inc. .........................................       131,000     4,611,200
Lincoln National Corporation ....................       191,900     8,059,800
                                                                  -----------
                                                                   12,671,000

MANAGED HEALTH CARE - 2.6%
Cigna Corporation ...............................        48,700     4,744,354
Wellpoint Health Networks, Inc.* ................        98,800     7,687,628
                                                                  -----------
                                                                   12,431,982

MARINE - 0.2%
CP Ships, Ltd.* .................................        82,250       838,950

MOVIES & ENTERTAINMENT - 3.1%
News Corporation, Ltd. ADR ......................       440,800     8,705,800
Walt Disney Corporation .........................       303,400     5,734,260
                                                                  -----------
                                                                   14,440,060

MULTI-LINE INSURANCE - 3.5%
American International Group,
   Inc. .........................................       239,200    16,320,616

--------------------------------------------------------------------------------
                           64 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES B (LARGE CAP VALUE) (CONTINUED)
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 1.5%
Xerox Corporation* ..............................       989,700   $ 6,898,209

OFFICE SERVICES & SUPPLIES - 1.6%
Pitney Bowes, Inc. ..............................       189,000     7,507,080

OIL & GAS EXPLORATION & PRODUCTION - 1.4%
Encana Corporation ..............................       217,878     6,667,067

OIL & GAS REFINING & MARKETING - 1.1%
Sunoco, Inc. ....................................       139,300     4,963,259

PACKAGED FOODS - 0.0%
J.M. Smucker Company ............................         1,704        58,157

PAPER PRODUCTS - 1.7%
International Paper Company .....................       178,100     7,761,598

PHARMACEUTICALS - 3.4%
Bristol-Meyers Squibb Company ...................       174,600     4,487,220
Merck & Company, Inc. ...........................       134,500     6,811,080
Pharmacia Corporation ...........................       119,800     4,486,510
                                                                  -----------
                                                                   15,784,810

PROPERTY & CASUALTY INSURANCE - 3.5%
Allstate Corporation ............................       152,700     5,646,846
Chubb Corporation ...............................        78,300     5,543,640
Radian Group, Inc. ..............................       107,900     5,252,572
                                                                  -----------
                                                                   16,443,058

PUBLISHING & PRINTING - 2.3%
Knight-Ridder, Inc. .............................        95,700     6,024,315
McGraw-Hill Companies, Inc. .....................        84,000     5,014,800
                                                                  -----------
                                                                   11,039,115

RAILROADS - 0.8%
CP Railway, Ltd. ................................       159,400     3,908,488

RESTAURANTS - 2.8%
McDonald's Corporation ..........................       464,500    13,215,025

SEMICONDUCTORS - 1.0%
Agere Systems, Inc.* ............................         8,015        11,221
Intel Corporation ...............................       264,000     4,823,280
                                                                  -----------
                                                                    4,834,501

SOFT DRINKS - 1.3%
Pepsi Bottling Group, Inc. ......................       193,700     5,965,960

SPECIALTY STORES - 1.2%
Office Depot, Inc.* .............................       341,600     5,738,880

SYSTEMS SOFTWARE - 0.6%
BMC Software, Inc.* .............................       156,200     2,592,920

TELECOMMUNICATIONS EQUIPMENT - 2.8%
Corning, Inc.* ..................................       704,300     2,500,265
Lucent Technologies, Inc.* ......................       743,600     1,234,376
Motorola, Inc. ..................................       668,500     9,639,770
                                                                  -----------
                                                                   13,374,411

TOBACCO - 1.0%
Phillip Morris Companies, Inc. ..................       108,000     4,717,440
                                                                  -----------
   Total common stocks - 99.5% ................................   467,882,862

                                                      PRINCIPAL     MARKET
U.S. GOVERNMENT & AGENCIES                             AMOUNT       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES - 3.3%
---------------------------------
Federal Farm Credit Bank,
     1.87%, 07-01-2002 ..........................   $15,480,000  $ 15,480,000
                                                                 ------------
   Total investments - 102.8% .................................   483,362,862
   Liabilites, less cash & other assets - (2.8%) ..............   (13,236,457)
                                                                 ------------
   Total net assets - 100.0% ..................................  $470,126,405
                                                                 ============

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

--------------------------------------------------------------------------------
                           65 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES X (SMALL CAP GROWTH)
                                                       NUMBER        MARKET
COMMON STOCKS                                         OF SHARES      VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.2%
Alliant Techsystems, Inc.* .......................         9,000   $   574,200
CompuDyne Corporation* ...........................        27,000       420,660
DRS Technologies, Inc.* ..........................         8,000       342,000
                                                                   -----------
                                                                     1,336,860

APPAREL & ACCESSORIES - 1.1%
OshKosh B'Gosh, Inc. .............................        16,000       695,838

APPAREL RETAIL - 5.4%
Christopher & Banks
   Corporation* ..................................        24,000     1,015,200
Hot Topic, Inc.* .................................        41,000     1,095,110
Urban Outfitters, Inc.* ..........................        34,000     1,180,480
                                                                   -----------
                                                                     3,290,790

APPLICATION SOFTWARE - 5.7%
Acclaim Entertainment, Inc.* .....................        66,000       232,980
Activision, Inc.* ................................        31,000       900,860
JDA Software Group, Inc.* ........................        23,000       649,980
PracticeWorks, Inc.* .............................        24,000       432,000
THQ, Inc.* .......................................        31,000       924,420
VitalWorks, Inc.* ................................        40,000       328,000
                                                                   -----------
                                                                     3,468,240

AUTOMOBILE MANUFACTURERS - 0.8%
Winnebago Industries, Inc. .......................        11,000       484,000

BANKS - 0.9%
TCF Financial Corporation ........................        11,000       540,100

BIOTECHNOLOGY - 1.3%
SangStat Medical Corporation* ....................        21,000       482,580
Transkaryotic Therapies, Inc.* ...................         8,000       288,400
                                                                   -----------
                                                                       770,980

BROADCASTING & CABLE TV - 1.1%
Entercom Commiunications
   Corporation* ..................................        10,000       459,000
Radio One, Inc.* .................................        15,000       223,050
                                                                   -----------
                                                                       682,050

CASINOS & GAMING - 0.5%
Ameristar Casinos, Inc.* .........................        11,000       319,660

CATALOG RETAIL - 0.7%
J. Jill Group, Inc.* .............................        11,000       417,450

COMPUTER & ELECTRONICS RETAIL - 0.9%
Movie Gallery, Inc.* .............................        25,000       528,000

CONSTRUCTION & ENGINEERING - 1.2%
Emcor Group, Inc.* ...............................        13,000       754,130

CONSUMER ELECTRONICS - 0.6%
Harman International Industries,
   Inc. ..........................................         8,000       394,000

DATA PROCESSING SERVICES - 1.3%
CheckFree Corporation* ...........................        25,000       391,000
Global Payments, Inc. ............................        13,000       388,180
                                                                   -----------
                                                                       779,180

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 10.2%
Career Education Corporation* ....................        23,000   $ 1,035,000
Coinstar, Inc.* ..................................        24,000       586,800
Corinthian Colleges, Inc.* .......................        50,000     1,694,500
FTI Consulting, Inc.* ............................        37,000     1,295,370
Kroll, Inc.* .....................................        76,000     1,594,480
                                                                   -----------
                                                                     6,206,150

DIVERSIFIED FINANCIAL SERVICES - 0.3%
Fidelity National Information
   Solutions* ....................................         7,000       168,000

ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
Ametek, Inc. .....................................        17,000       633,250

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
Itron, Inc.* .....................................        13,600       356,728
Kemet Corporation* ...............................        22,000       392,920
OSI Systems, Inc.* ...............................        27,000       535,410
Photon Dynamics, Inc.* ...........................        11,000       330,000
                                                                   -----------
                                                                     1,615,058

EMPLOYMENT SERVICES - 0.2%
Hewitt Associates, Inc.* .........................         4,100        95,530

ENVIRONMENTAL SERVICES - 1.0%
Headwaters, Inc.* ................................        40,000       630,000

FOOTWEAR - 0.8%
Skechers U.S.A., Inc. ............................        21,000       453,810

GENERAL MERCHANDISE STORES - 1.5%
Big Lots, Inc.* ..................................        29,000       570,720
Tuesday Morning Corporation* .....................        20,000       371,200
                                                                   -----------
                                                                       941,920

GOLD - 1.1%
Goldcorp, Inc. ...................................        30,000       298,500
Meridian Gold, Inc.* .............................        24,000       385,200
                                                                   -----------
                                                                       683,700

HEALTH CARE DISTRIBUTORS & SERVICES - 6.6%
AMN Healthcare Services, Inc.* ...................        27,000       945,270
D & K Healthcare Resources,
   Inc. ..........................................        38,000     1,339,880
Dianon Systems, Inc.* ............................        17,000       908,140
eResearch Technology, Inc.* ......................        30,000       810,240
                                                                   -----------
                                                                     4,003,530

HEALTH CARE EQUIPMENT - 2.2%
Immucor, Inc.* ...................................        17,000       398,990
Quidel Corporation* ..............................        74,000       500,980
Respironics, Inc.* ...............................        13,000       442,650
                                                                   -----------
                                                                     1,342,620

HEALTH CARE SUPPLIES - 1.2%
Advanced Neuromodulation
   System, Inc.* .................................        12,000       366,000
ICU Medical, Inc.* ...............................        11,000       339,900
                                                                   -----------
                                                                       705,900

--------------------------------------------------------------------------------
                           66 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES X (SMALL CAP GROWTH) (CONTINUED)
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
HOMEBUILDING - 5.9%
Beazer Homes USA, Inc.* ..........................         7,000   $   560,000
KB Home ..........................................        21,000     1,081,710
M.D.C. Holdings, Inc. ............................        22,500     1,170,000
Ryland Group, Inc. ...............................        15,000       746,250
                                                                   -----------
                                                                     3,557,960

INDUSTRIAL GASES - 1.0%
Airgas, Inc.* ....................................        37,000       640,100

INSURANCE BROKERS - 4.5%
Brown & Brown, Inc. ..............................        31,500       857,250
Hilb, Rogal, & Hamilton
   Company .......................................        29,000     1,312,250
Hub International, Ltd. ..........................        36,900       556,452
                                                                   -----------
                                                                     2,725,952

INTEGRATED TELECOMMUNICATION SERVICES - 0.9%
PTEK Holdings, Inc.* .............................        65,000       375,700
Talk America Holdings, Inc.* .....................        44,000       181,720
                                                                   -----------
                                                                       557,420

IT CONSULTING & SERVICES - 3.9%
CACI International, Inc.* ........................        29,000     1,107,510
ProQuest Company* ................................        18,000       638,100
Tier Technologies, Inc. (Cl. B)* .................        35,000       623,700
                                                                   -----------
                                                                     2,369,310

MANAGED HEALTH CARE - 3.3%
American Medical Security Group* .................        22,000       526,680
Coventry Health Care, Inc.* ......................        16,000       456,000
Sierra Health Services, Inc.* ....................        35,000       782,250
U.S. Physical Therapy, Inc.* .....................        11,000       223,410
                                                                   -----------
                                                                     1,988,340

OIL & GAS DRILLING - 1.7%
Pride International, Inc.* .......................        29,000       454,140
Rowan Companies, Inc. ............................        27,000       579,150
                                                                   -----------
                                                                     1,033,290

OIL & GAS EQUIPMENT & SERVICES - 2.1%
Key Energy Services, Inc.* .......................        43,000       447,630
Smith International, Inc.* .......................        12,000       818,280
                                                                   -----------
                                                                     1,265,910

OIL & GAS EXPLORATION & PRODUCTION - 3.2%
Ultra Petroleum Corporation* .....................       111,500       846,285
XTO Energy, Inc. .................................        53,500     1,102,100
                                                                   -----------
                                                                     1,948,385

PACKAGED FOODS - 0.4%
Green Mountain Coffee, Inc.* .....................        13,000       275,730

PHARMACEUTICALS - 1.5%
Bradley Pharmaceuticals, Inc.* ...................        67,000       891,100

RESTAURANTS - 2.6%
P. F. Chang's China Bistro, Inc.* ................        18,000       565,560
Panera Bread Company* ............................        30,000     1,042,500
                                                                   -----------
                                                                     1,608,060

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 3.7%
Entegris, Inc.* ..................................        62,000   $   905,200
MKS Instruments, Inc.* ...........................        11,000       220,770
Mykrolis Corporation* ............................        50,000       590,500
Varian Semiconductor Equipment
   Associates, Inc.* .............................        16,000       542,880
                                                                   -----------
                                                                     2,259,350

SEMICONDUCTORS - 3.3%
Omnivision Technologies, Inc. ....................        32,000       459,200
Semtech Corporation* .............................        19,000       507,300
Silicon Laboratories, Inc.* ......................        26,000       703,560
Zoran Corporation* ...............................        14,000       320,740
                                                                   -----------
                                                                     1,990,800

SOFT DRINKS - 0.6%
Cott Corporation* ................................        21,200       402,588

SPECIALTY STORES - 3.2%
Advance Auto Parts, Inc.* ........................         9,000       490,590
CSK Auto Corporation* ............................        38,000       529,720
Group 1 Automotive, Inc.* ........................        12,000       453,960
United Auto Group, Inc.* .........................        23,000       479,550
                                                                   -----------
                                                                     1,953,820

STEEL - 1.0%
Steel Dynamics, Inc.* ............................        35,000       576,450

TELECOMMUNICATIONS EQUIPMENT - 1.0%
UTStarcom, Inc.* .................................        30,000       605,100

TRUCKING - 2.2%
J.B. Hunt Transporation Services,
   Inc.* .........................................        29,000       856,080
Knight Transportation, Inc.* .....................        21,000       486,990
                                                                   -----------
                                                                     1,343,070
                                                                   -----------
   Total common stocks - 98.5% ................................     59,933,481

REPURCHASE AGREEMENT - 2.1%
---------------------------
United Missouri Bank, 1.6%, -
   07-01-02 (Collateralized by U.S.
   Treasury Bill, 07-05-02 with a
   value of $1,312,571) ..........................   $1,286,000    $ 1,286,000
                                                                   -----------
   Total investments - 100.6% .................................     61,219,481
   Liabilities, less cash & other assets - (0.6%) .............       (397,167)
                                                                   -----------
   Total net assets - 100.0% ..................................    $60,822,314
                                                                   ===========

The identified cost of investments at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security

--------------------------------------------------------------------------------
                           67 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES H (ENHANCED INDEX)
                                                       NUMBER        MARKET
COMMON STOCKS                                         OF SHARES      VALUE
--------------------------------------------------------------------------------
ADVERTISING - 0.2%
Interpublic Group of Companies,
   Inc. ........................................         1,200   $    29,712
Omnicom Group, Inc. ............................           800        36,640
TMP Worldwide, Inc.* ...........................           100         2,150
                                                                 -----------
                                                                      68,502

AEROSPACE & DEFENSE - 1.6%
Boeing Company .................................         3,000       135,000
General Dynamics Corporation ...................           400        42,540
Goodrich Company ...............................         1,300        35,516
Honeywell International, Inc. ..................         2,900       102,167
Lockheed Martin Corporation ....................         1,500       104,250
Northrop Grumman Corporation ...................           300        37,500
Rockwell Collins ...............................           400        10,968
United Technologies Corporation ................         1,700       115,430
                                                                 -----------
                                                                     583,371

AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland
   Company .....................................         2,500        31,975

AIR FREIGHT & COURIERS - 0.2%
FedEx Corporation ..............................         1,400        74,760

AIRLINES - 0.2%
AMR Corporation* ...............................         1,300        21,918
Delta Air Lines, Inc. ..........................           200         4,000
Southwest Airlines Company .....................         2,900        46,864
                                                                 -----------
                                                                      72,782

ALUMINUM - 0.4%
Alcan, Inc. ....................................         1,000        37,520
Alcoa, Inc. ....................................         3,000        99,450
                                                                 -----------
                                                                     136,970

APPAREL & ACCESSORIES - 0.3%
Jones Apparel Group, Inc.* .....................         1,200        45,000
Liz Claiborne, Inc. ............................           200         6,360
V.F. Corporation ...............................         1,100        43,131
                                                                 -----------
                                                                      94,491

APPAREL RETAIL - 0.5%
Gap, Inc. ......................................         3,200        45,440
Limited, Inc. ..................................         3,400        72,420
TJX Companies, Inc. ............................         2,800        54,908
                                                                 -----------
                                                                     172,768

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
APPLICATION SOFTWARE - 0.3%
Autodesk, Inc. .................................         1,600   $    21,200
Citrix Systems, Inc.* ..........................           700         4,228
Compuware Corporation* .........................         1,400         8,498
Intuit, Inc.* ..................................           600        29,832
Mercury Interactive Corporation* ...............           100         2,296
Parametric Technology
   Corporation* ................................         1,000         3,579
PeopleSoft, Inc.* ..............................           800        11,904
Rational Software Corporation* .................           700         5,747
Siebel Systems, Inc.* ..........................         1,400        19,908
                                                                 -----------
                                                                     107,192

AUTO PARTS & EQUIPMENT - 0.2%
Dana Corporation ...............................           200         3,658
Delphi Automotive Systems
   Corporation .................................         2,100        27,720
Johnson Controls, Inc. .........................           200        16,322
TRW, Inc. ......................................           300        17,040
Visteon Corporation ............................           501         7,114
                                                                 -----------
                                                                      71,854

AUTOMOBILE MANUFACTURERS - 0.6%
Ford Motor Company .............................         6,800       108,800
General Motors Corporation .....................         2,000       106,900
                                                                 -----------
                                                                     215,700

BANKS - 6.8%
Amsouth Bancorporation .........................         1,400        31,332
BB&T Corporation ...............................         1,500        57,900
Bank of America Corporation ....................         6,100       429,196
Bank of New York Company, Inc. .................         2,600        87,750
Bank One Corporation ...........................         4,200       161,616
Charter One Financial, Inc. ....................           600        20,628
Comerica, Inc. .................................           600        36,840
Fifth Third Bancorp ............................         2,100       139,965
First Tennessee National
   Corporation .................................           300        11,490
FleetBoston Financial Corporation ..............         4,300       139,105
Golden State Bancorp, Inc. .....................         1,900        68,875
Golden West Financial
   Corporation .................................           500        34,390
Huntington Bancshares, Inc. ....................           900        17,478
KeyCorp. .......................................         1,600        43,680
Marshall & Ilsley Corporation ..................           600        18,252
Mellon Financial Corporation ...................         1,500        47,145
National City Corporation ......................         3,200       106,400
Northern Trust Corporation .....................           700        30,842
Regions Financial Corporation ..................           600        21,090
SouthTrust Corporation .........................         1,000        26,120
SunTrust Banks, Inc. ...........................         1,000        67,720
Synovus Financial Corporation ..................           800        22,016
U.S. Bancorp ...................................         6,900       161,115
Union Planters Corporation .....................           750        24,277
Wachovia Corporation ...........................         4,900       187,082

--------------------------------------------------------------------------------
                           68 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
BANKS (CONTINUED)
Washington Mutual, Inc. ........................         4,200   $   155,862
Wells Fargo & Company ..........................         6,200       310,372
Zions Bancorporation ...........................           200        10,420
                                                                 -----------
                                                                   2,468,958

BIOTECHNOLOGY - 0.9%
Amgen, Inc.* ...................................         3,800       159,144
Biogen, Inc.* ..................................           700        29,001
Chiron Corporation* ............................         1,100        38,830
Genzyme Corporation* ...........................           600        11,544
Immunex Corporation* ...........................         1,800        40,212
MedImmune, Inc.* ...............................         1,200        31,680
                                                                 -----------
                                                                     310,411

BREWERS - 0.5%
Adolph Coors Company ...........................           600        37,380
Anheuser-Busch Companies, Inc. .................         3,200       160,000
                                                                 -----------
                                                                     197,380

BROADCASTING & CABLE TV - 0.4%
Clear Channel Communications,
   Inc.* .......................................         2,500        80,050
Comcast Corporation* ...........................         1,700        39,831
General Motors Corporation
   (Cl.H)* .....................................             3            32
Univision Communications, Inc.* ................         1,200        37,680
                                                                 -----------
                                                                     157,593

BUILDING PRODUCTS - 0.2%
American Standard Companies,
   Inc.* .......................................           500        37,550
Masco Corporation ..............................         1,400        37,954
                                                                 -----------
                                                                      75,504

CASINOS & GAMING - 0.2%
Harrah's Entertainment, Inc.* ..................         1,000        44,350
International Game Technology* .................           600        34,020
                                                                 -----------
                                                                      78,370

COMMERCIAL PRINTING - 0.1%
R. R. Donnelley & Sons
   Company .....................................         1,500        41,325

COMPUTER & ELECTRONICS RETAIL - 0.2%
Best Buy Company, Inc.* ........................         1,500        54,450
RadioShack Corporation .........................           500        15,030
                                                                 -----------
                                                                      69,480

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.8%
Apple Computer, Inc.* ..........................         1,900   $    33,668
Dell Computer Corporation* .....................        10,300       269,242
Gateway, Inc.* .................................         1,200         5,328
Hewlett-Packard Company ........................        11,201       171,151
International Business Machines
   Corporation .................................         6,400       460,800
NCR Corporation* ...............................           200         6,970
Palm, Inc.* ....................................         2,200         3,872
Sun Microsystems, Inc.* ........................        12,200        61,122
                                                                 -----------
                                                                   1,012,153

COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation* ...............................         8,300        62,665
Lexmark International, Inc.* ...................           700        38,080
Network Appliance, Inc.* .......................         1,300        16,133
                                                                 -----------
                                                                     116,878
CONSTRUCTION & ENGINEERING - 0.1%
Fluor Corporation ..............................           700        27,265
McDermott International, Inc.* .................         1,300        10,530
                                                                 -----------
                                                                      37,795

CONSTRUCTION & FARM MACHINERY - 0.3%
Caterpillar, Inc. ..............................         1,200        58,740
Deere & Company ................................           700        33,530
Navistar International
   Corporation .................................           600        19,200
Paccar, Inc. ...................................           300        13,317
                                                                 -----------
                                                                     124,787

CONSTRUCTION MATERIALS - 0.0%
Vulcan Materials Company .......................           200         8,716

CONSUMER FINANCE - 0.9%
Capital One Financial
   Corporation .................................         1,200        73,260
Countrywide Credit Industries,
   Inc. ........................................           300        14,475
Household International, Inc. ..................         2,100       104,370
MBNA Corporation ...............................         3,800       125,666
Providian Financial Corporation* ...............         1,100         6,468
                                                                 -----------
                                                                     324,239

DATA PROCESSING SERVICES - 1.0%
Automatic Data Processing, Inc. ................         2,200        95,810
Concord EFS, Inc.* .............................         2,400        72,336
First Data Corporation .........................         2,600        97,916
Fiserv, Inc.* ..................................         1,100        40,381
Paychex, Inc. ..................................         1,200        37,548
Sabre Holdings Corporation* ....................           300        10,740
                                                                 -----------
                                                                     354,731

--------------------------------------------------------------------------------
                           69 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
DEPARTMENT STORES - 1.0%
Dillard's, Inc. ................................         1,300   $    34,177
Federated Department Stores,
   Inc.* .......................................         1,100        43,670
J.C. Penney Company, Inc. ......................         1,600        35,232
Kohl's Corporation* ............................         1,700       119,136
May Department Stores
   Company .....................................         1,500        49,395
Nordstrom, Inc. ................................           200         4,530
Sears, Roebuck & Company .......................         1,600        86,880
                                                                 -----------
                                                                     373,020

DISTILLERS & VINTNERS - 0.1%
Brown-Forman Corporation
   (Cl.B) ......................................           300        20,712

DIVERSIFIED CHEMICALS - 0.9%
Dow Chemical Company ...........................         3,800       130,644
E.I. du Pont de Nemours &
    Company ....................................         3,000       133,200
Eastman Chemical Company .......................           600        28,140
Engelhard Corporation ..........................           300         8,496
Hercules, Inc.* ................................           800         9,536
                                                                 -----------
                                                                     310,016

DIVERSIFIED COMMERCIAL SERVICES - 0.7%
Apollo Group, Inc.* ............................         1,500        59,115
Cendant Corporation* ...........................         3,700        58,756
Cintas Corporation .............................           500        24,700
Convergys Corporation* .........................           400         7,792
Deluxe Corporation .............................           600        23,334
Equifax, Inc. ..................................           300         8,100
H&R Block, Inc. ................................         1,300        59,995
                                                                 -----------
                                                                     241,792

DIVERSIFIED FINANCIAL SERVICES - 6.3%
Ambac Financial Group, Inc. ....................           300        20,220
American Express Company .......................         4,800       174,336
Bear Stearns Companies, Inc. ...................           900        54,945
Charles Schwab Corporation .....................         5,100        57,120
Citigroup, Inc. ................................        18,800       728,500
Fannie Mae .....................................         4,000       295,000
Franklin Resources, Inc. .......................           800        34,112
Freddie Mac ....................................         3,000       183,600
J.P. Morgan Chase & Company,
   Inc. ........................................         7,800       264,576
Lehman Brothers Holdings, Inc. .................           800        50,016
Merrill Lynch & Company, Inc. ..................         1,400        56,700
Moody's Corporation ............................         1,200        59,700
Morgan Stanley Dean Witter &
   Company .....................................         4,000       172,320
SLM Corporation ................................           500        48,450
State Street Corporation .......................         1,100        49,170
Stilwell Financial, Inc. .......................           500         9,100
T. Rowe Price Group, Inc. ......................           300         9,864
                                                                 -----------
                                                                   2,267,729

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING - 0.2%
Freeport-McMoran Copper &
   Gold, Inc. (Cl.B)* ..........................         2,000   $    35,700
Inco, Ltd.* ....................................           300         6,801
Phelps Dodge Corporation .......................           700        28,840
                                                                 -----------
                                                                      71,341

DRUG RETAIL - 0.4%
Walgreen Company ...............................         4,100       158,383

ELECTRIC UTILITIES - 2.5%
AES Corporation* ...............................         2,000        10,840
Allegheny Energy, Inc. .........................           300         7,725
Ameren Corporation .............................           400        17,204
American Electric Power Company,
   Inc. ........................................         1,000        40,020
CMS Energy Corporation .........................           500         5,490
Calpine Corporation* ...........................         1,400         9,842
Cinergy Corporation ............................           400        14,396
Consolidated Edison, Inc. ......................           600        25,050
Constellation Energy Group, Inc. ...............           400        11,736
DTE Energy Company .............................         1,200        53,568
Dominion Resources, Inc. .......................         1,200        79,176
Duke Energy Corporation ........................         3,700       115,070
Edison International* ..........................         2,000        34,000
Entergy Corporation ............................           700        29,708
FPL Group, Inc. ................................           900        53,991
FirstEnergy Corporation ........................         1,600        53,408
Mirant Corporation* ............................         1,500        10,950
PG&E Corporation* ..............................         1,500        26,835
Pinnacle West Capital
   Corporation .................................           700        27,650
Progress Energy, Inc. ..........................           900        46,809
Public Service Enterprise Group,
   Inc. ........................................           600        25,980
Reliant Energy, Inc. ...........................         2,800        47,320
Southern Company ...............................         2,600        71,240
Teco Energy, Inc. ..............................           200         4,900
TXU Corporation ................................         1,300        66,820
Xcel Energy, Inc. ..............................         1,100        18,447
                                                                 -----------
                                                                     908,175

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
American Power Conversion
   Corporation* ................................           700         8,841
Cooper Industries, Inc.(1) .....................           200         7,860
Emerson Electric Company .......................         1,500        80,265
Molex, Inc. ....................................           500        16,765
Power-One, Inc.* ...............................           300         1,866
Rockwell Automation, Inc. ......................           400         7,940
                                                                 -----------
                                                                     123,537

--------------------------------------------------------------------------------
                           70 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Agilent Technologies, Inc.* ....................         2,800   $    66,864
Jabil Circuit, Inc.* ...........................           400         8,444
Millipore Corporation ..........................           500        15,990
PerkinElmer, Inc. ..............................           500         5,525
Sanmina-Sci Corporation* .......................         2,000        12,620
Solectron Corporation* .........................         3,100        19,065
Symbol Technologies, Inc. ......................           900         7,650
Tektronix, Inc.* ...............................         1,100        20,581
Teledyne Technologies, Inc.* ...................             1            21
Thermo Electron Corporation* ...................           700        11,550
Waters Corporation* ............................           200         5,340
                                                                 -----------
                                                                     173,650

EMPLOYMENT SERVICES - 0.0%
Robert Half International, Inc.* ...............           700        16,310

ENVIRONMENTAL SERVICES - 0.2%
Allied Waste Industries, Inc.* .................           700         6,797
Waste Management, Inc. .........................         2,100        54,705
                                                                 -----------
                                                                      61,502

FOOD DISTRIBUTORS - 0.2%
Supervalu, Inc. ................................           500        12,265
Sysco Corporation ..............................         2,200        59,884
                                                                 -----------
                                                                      72,149

FOOD RETAIL - 0.4%
Albertson's, Inc. ..............................         1,300        39,598
Kroger Company* ................................         2,700        53,730
Safeway, Inc.* .................................         1,700        49,623
Winn-Dixie Stores, Inc. ........................           500         7,795
                                                                 -----------
                                                                     150,746

FOOTWEAR - 0.1%
Nike, Inc. (Cl.B) ..............................           900        48,285

FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corporation ..................           400         4,232
Weyerhaeuser Company ...........................           700        44,695
                                                                 -----------
                                                                      48,927

GAS UTILITIES - 0.5%
El Paso Energy Corporation .....................         1,700        35,037
KeySpan Corporation ............................           300        11,295
Kinder Morgan, Inc. ............................         1,000        38,020
Nicor, Inc. ....................................           500        22,875
NiSource, Inc. .................................         2,000        43,660
NiSource, Inc. - Sails*(2) .....................           123           256
Sempra Energy ..................................         2,000        44,260
                                                                 -----------
                                                                     195,403

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES - 3.3%
Big Lots, Inc. .................................         2,100   $    41,328
Costco Wholesale Corporation* ..................         2,100        81,102
Dollar General Corporation .....................         1,300        24,739
Family Dollar Stores, Inc. .....................           600        21,150
Target Corporation .............................         3,200       118,848
Wal-Mart Stores, Inc. ..........................        16,600       913,166
                                                                 -----------
                                                                   1,200,333

GOLD - 0.3%
Barrick Gold Corporation .......................         2,700        51,273
Newmont Mining Corporation .....................         1,200        31,596
Placer Dome, Inc. ..............................         1,200        13,452
                                                                 -----------
                                                                      96,321

HEALTH CARE DISTRIBUTORS & SERVICES - 0.6%
Amerisource Bergen Corporation .................           800        60,800
Cardinal Health, Inc. ..........................         1,600        98,256
McKesson HBOC, Inc. ............................           900        29,430
Quintiles Transnational
   Corporation* ................................         1,500        18,735
                                                                 -----------
                                                                     207,221

HEALTH CARE EQUIPMENT - 1.4%
Applera Corporation - Applied
   Biosystems Group ............................           800        15,592
C.R. Bard, Inc. ................................           100         5,658
Baxter International, Inc. .....................         1,500        66,660
Becton, Dickinson & Company ....................           800        27,560
Biomet, Inc. ...................................           800        21,696
Boston Scientific Corporation* .................         2,100        61,572
Guidant Corporation * ..........................         1,500        45,345
Medtronic, Inc. ................................         4,400       188,540
St. Jude Medical, Inc.* ........................           400        29,576
Stryker Corporation ............................           600        32,106
                                                                 -----------
                                                                     494,305

HEALTH CARE FACILITIES - 0.8%
HCA - The Healthcare Company ...................         1,800        85,500
Healthsouth Corporation* .......................         3,600        46,044
Health Management Association,
   Inc.* .......................................         1,700        34,255
Manor Care, Inc.* ..............................         1,000        23,000
Tenet Healthcare Corporation* ..................         1,600       114,480
                                                                 -----------
                                                                     303,279

HOME FURNISHINGS - 0.0%
Leggett & Platt, Inc. ..........................           500        11,700

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc. ...............................         9,500       348,935
Lowe's Companies, Inc. .........................         3,500       158,900
Sherwin-Williams Company .......................           900        26,937
                                                                 -----------
                                                                     534,772

--------------------------------------------------------------------------------
                           71 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
HOMEBUILDING - 0.3%
Centex Corporation .............................           100   $     5,779
KB Home ........................................           800        41,208
Pulte Homes, Inc. ..............................           800        45,984
                                                                 -----------
                                                                      92,971

HOTELS - 0.4%
Carnival Corporation ...........................         3,200        88,608
Hilton Hotels Corporation ......................         1,400        19,460
Marriott International, Inc. ...................           700        26,635
Starwood Hotels & Resorts
   Worldwide, Inc. .............................           500        16,445
                                                                 -----------
                                                                     151,148

HOUSEHOLD APPLIANCES - 0.1%
Black & Decker Corporation .....................           100         4,820
Maytag Corporation .............................           800        34,120
Stanley Works ..................................           100         4,101
                                                                 -----------
                                                                      43,041

HOUSEHOLD PRODUCTS - 1.9%
Clorox Company .................................           700        28,945
Colgate-Palmolive Company ......................         1,900        95,095
Kimberly-Clark Corporation .....................         1,900       117,800
Procter & Gamble Company .......................         4,800       428,640
                                                                 -----------
                                                                     670,480

HOUSEWARES & SPECIALTIES - 0.2%
American Greetings Corporation .................           900        14,994
Fortune Brands, Inc. ...........................           400        22,376
Newell Rubbermaid, Inc. ........................           800        28,048
                                                                 -----------
                                                                      65,418

INDUSTRIAL CONGLOMERATES - 3.7%
General Electric Company(1) ....................        37,100     1,077,755
3M Company .....................................         1,400       172,200
Tyco International, Ltd. .......................         7,500       101,325
                                                                 -----------
                                                                   1,351,280

INDUSTRIAL GASES - 0.2%
Air Products & Chemicals, Inc. .................           700        35,329
Praxair, Inc. ..................................           500        28,485
                                                                 -----------
                                                                      63,814

INDUSTRIAL MACHINERY - 0.7%
Danaher Corporation ............................           500        33,175
Eaton Corporation ..............................           200        14,550
Illinois Tool Works, Inc. ......................         1,000        68,920
Ingersoll-Rand Company .........................           500        22,830
ITT Industries, Inc. ...........................           800        56,480
Pall Corporation ...............................           100         2,075
Parker-Hannifin Corporation ....................         1,000        47,790
                                                                 -----------
                                                                     245,820

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
INSURANCE BROKERS - 0.3%
Aon Corporation ................................           800   $    23,584
Marsh & McLennan Companies,
   Inc. ........................................         1,000        96,600
                                                                 -----------
                                                                     120,184

INTEGRATED OIL & GAS - 5.8%
Amerada Hess Corporation .......................           700        57,750
Chevrontexaco Corporation ......................         3,900       345,150
Conoco, Inc. (Cl.B) ............................         2,100        58,380
Exxon Mobil Corporation ........................        25,500     1,043,460
Marathon Oil Corporation .......................           900        24,408
Occidental Petroleum
   Corporation .................................         1,900        56,981
Phillips Petroleum Company .....................         1,300        76,544
Royal Dutch Petroleum
   Company .....................................         7,800       431,106
                                                                 -----------
                                                                   2,093,779

INTEGRATED TELECOMMUNICATION SERVICES - 3.7%
AT&T Corporation ...............................        18,900       202,230
Alltel Corporation .............................         1,000        47,000
BellSouth Corporation ..........................         6,800       214,200
Citizens Communications
   Company* ....................................         1,100         9,196
Qwest Communications
   International, Inc.* ........................         6,300        17,640
SBC Communications, Inc. .......................        12,400       378,200
Sprint Corporation (FON Group) .................         3,300        35,013
Verizon Communications, Inc. ...................        10,500       421,575
                                                                 -----------
                                                                   1,325,054

INTERNET SOFTWARE & SERVICES - 0.1%
Yahoo!, Inc.* ..................................         2,200        32,472

IT CONSULTING & SERVICES - 0.3%
Computer Sciences Corporation* .................         1,000        47,800
Electronic Data Systems
   Corporation .................................         1,700        63,155
Unisys Corporation* ............................         1,200        10,800
                                                                 -----------
                                                                     121,755

LEISURE PRODUCTS - 0.0%
Brunswick Corporation ..........................           100         2,800
Hasbro, Inc. ...................................           600         8,136
                                                                 -----------
                                                                      10,936

LIFE & HEALTH INSURANCE - 0.8%
Aflac, Inc. ....................................         1,700        54,400
Conseco, Inc.* .................................         1,300         2,600
Jefferson-Pilot Corporation ....................         1,200        56,664
John Hancock Financial Services,
   Inc. ........................................           900        31,680
MetLife, Inc. ..................................         3,400        97,920
Torchmark Corporation ..........................           300        11,460
UNUMProvident Corporation ......................         1,800        45,810
                                                                 -----------
                                                                     300,534

--------------------------------------------------------------------------------
                           72 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
MANAGED HEALTH CARE - 1.0%
Aetna, Inc. ....................................         1,200   $    57,564
Cigna Corporation ..............................           700        68,194
Humana, Inc.* ..................................           600         9,378
UnitedHealth Group, Inc. .......................         1,500       137,325
WellPoint Health Networks, Inc.* ...............         1,000        77,810
                                                                 -----------
                                                                     350,271

METAL & GLASS CONTAINERS - 0.0%
Pactiv Corporation* ............................           600        14,220

MOTORCYCLE MANUFACTURERS 0.3%
Harley-Davidson, Inc. ..........................         1,800        92,286

MOVIES & ENTERTAINMENT - 1.8%
AOL Time Warner, Inc.* .........................        16,600       244,186
Viacom, Inc. (Cl.B)* ...........................         7,000       310,590
Walt Disney Company ............................         4,500        85,050
                                                                 -----------
                                                                     639,826

MULTI-LINE INSURANCE - 2.0%
American International Group,
   Inc. ........................................         9,700       661,831
Hartford Financial Services Group,
   Inc. ........................................           800        47,576
Lowes Corporation ..............................           600        32,220
                                                                 -----------
                                                                     741,627

MULTI-UTILITIES - 0.1%
Dynegy, Inc. ...................................         1,300         9,360
Williams Companies, Inc. .......................         1,900        11,381
                                                                 -----------
                                                                      20,741

NETWORKING EQUIPMENT - 1.1%
Avaya, Inc.* ...................................         1,400         6,930
Cisco Systems, Inc.* ...........................        27,600       385,020
                                                                 -----------
                                                                     391,950

OFFICE ELECTRONICS - 0.1%
Xerox Corporation* .............................         2,700        18,819

OFFICE SERVICES & SUPPLIES - 0.1%
Avery Dennison Corporation .....................           300        18,825
Pitney Bowes, Inc. .............................           700        27,804
                                                                 -----------
                                                                      46,629

OIL & GAS DRILLING - 0.3%
Nabors Industries, Inc.* .......................           900        31,635
Noble Corporation* .............................         1,200        46,320
Rowan Companies, Inc. ..........................           900        19,305
Transocean, Inc. ...............................         1,000        31,150
                                                                 -----------
                                                                     128,410

OIL & GAS EQUIPMENT & SERVICES - 0.5%
BJ Services Company ............................         1,000        33,880
Baker Hughes, Inc. .............................         1,100        36,619
Halliburton Company ............................         1,600        25,504
Schlumberger, Ltd. .............................         2,000        93,000
                                                                 -----------
                                                                     189,003

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION - 0.4%
Anadarko Petroleum Corporation .................           800   $    39,440
Burlington Resources, Inc. .....................           600        22,800
Devon Energy Corporation .......................           400        19,712
EOG Resources, Inc. ............................           300        11,910
Kerr-McGee Group ...............................           200        10,710
Unocal Corporation .............................           700        25,858
                                                                 -----------
                                                                     130,430

OIL & GAS REFINING & MARKETING - 0.0%
Ashland, Inc. ..................................           100         4,050
Sunoco, Inc. ...................................           100         3,563
                                                                 -----------
                                                                       7,613

PACKAGED FOODS - 1.4%
Campbell Soup Company ..........................         1,300        35,958
ConAgra Foods, Inc. ............................         3,200        88,480
General Mills, Inc. ............................         1,200        52,896
H.J. Heinz Company .............................         1,700        69,870
Hershey Foods Corporation ......................           400        25,144
Kellogg Company ................................         1,300        46,618
Sara Lee Corporation ...........................         2,600        53,664
Unilever N.V ...................................         2,001       129,665
                                                                 -----------
                                                                     502,295

PAPER PACKAGING - 0.1%
Bemis Company, Inc. ............................           100         4,750
Sealed Air Corporation* ........................           600        24,162
Temple-Inland, Inc. ............................           100         5,786
                                                                 -----------
                                                                      34,698

PAPER PRODUCTS - 0.3%
Georgia-Pacific Group ..........................           600        14,748
International Paper Company ....................         1,600        69,728
MeadWestvaco Corporation .......................           500        16,780
                                                                 -----------
                                                                     101,256

PERSONAL PRODUCTS - 0.4%
Alberto-Culver Company (Cl.B) ..................           100         4,780
Avon Products, Inc. ............................           200        10,448
Gillette Company ...............................         4,400       149,028
                                                                 -----------
                                                                     164,256

PHARMACEUTICALS - 8.3%
Abbott Laboratories ............................         5,700       214,605
Allergan, Inc. .................................           600        40,050
Bristol-Myers Squibb Company ...................         5,800       149,060
Eli Lilly & Company ............................         3,600       203,040
Forest Laboratories, Inc.* .....................         1,100        77,880
Johnson & Johnson ..............................        11,400       595,764
King Pharmaceuticals, Inc.* ....................         2,000        44,500
Merck & Company, Inc. ..........................         7,200       364,608
Pfizer, Inc. ...................................        22,600       791,000
Pharmacia Corporation ..........................         3,100       116,095
Schering-Plough Corporation ....................         5,500       135,300
Watson Pharmaceuticals, Inc.* ..................         1,500        37,905
Wyeth ..........................................         4,300       220,160
                                                                 -----------
                                                                   2,989,967

--------------------------------------------------------------------------------
                           73 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 1.2%
Ace, Ltd. ......................................         1,600   $    50,560
Allstate Corporation ...........................         2,500        92,450
Chubb Corporation ..............................           500        35,400
Cincinnati Financial Corporation ...............           400        18,612
MBIA, Inc. .....................................         1,000        56,530
MGIC Investment Corporation ....................           700        47,460
Progressive Corporation ........................           700        40,495
Safeco Corporation .............................           200         6,178
St. Paul Companies, Inc. .......................           600        23,352
XL Capital, Ltd. ...............................           700        59,290
                                                                 -----------
                                                                     430,327

PUBLISHING & PRINTING - 0.5%
Dow Jones & Company, Inc. ......................           200         9,690
Gannett Company, Inc. ..........................           900        68,310
Knight-Ridder, Inc. ............................           200        12,590
McGraw-Hill Companies, Inc. ....................           600        35,820
Tribune Company ................................         1,000        43,500
                                                                 -----------
                                                                     169,910

RAILROADS - 0.4%
Burlington Northern Santa Fe
   Corporation .................................         1,200        36,000
CSX Corporation ................................           600        20,886
Norfolk Southern Corporation ...................         1,100        25,718
Union Pacific Corporation ......................           800        50,624
                                                                 -----------
                                                                     133,228

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Equity Office Properties Trust .................         1,300        39,130
Equity Residential Properties
   Trust .......................................           800        23,000
Plum Creek Timber Company,
   Inc. ........................................           400        12,240
Simon Property Group, Inc. .....................           700        25,795
                                                                 -----------
                                                                     100,165

RESTAURANTS - 0.8%
Darden Restaurants, Inc. .......................         1,900        46,930
McDonald's Corporation .........................         4,600       130,870
Starbucks Corporation* .........................         2,100        52,185
Wendy's International, Inc. ....................           200         7,966
Yum! Brands, Inc.* .............................         1,600        46,800
                                                                 -----------
                                                                     284,751

SEMICONDUCTOR EQUIPMENT - 0.6%
Applied Materials, Inc.* .......................         6,800       129,336
KLA-Tencor Corporation* ........................         1,000        43,990
Novellus Systems, Inc.* ........................           900        30,600
Teradyne, Inc.* ................................         1,200        28,200
                                                                 -----------
                                                                     232,126

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS - 2.6%
Advanced Micro Devices, Inc.* ..................         2,600   $    25,272
Altera Corporation* ............................         1,400        19,040
Analog Devices, Inc.* ..........................         1,800        53,460
Applied Micro Circuits
   Corporation* ................................         1,100         5,203
Broadcom Corporation* ..........................           700        12,278
Intel Corporation ..............................        25,000       456,750
LSI Logic Corporation* .........................         1,400        12,250
Maxim Integrated Products, Inc.* ...............         1,500        57,495
Micron Technology, Inc.* .......................         1,900        38,418
National Semiconductor
   Corporation* ................................         1,100        32,087
Nvidia Corporation* ............................           300         5,154
PMC-Sierra, Inc.* ..............................           600         5,562
QLogic Corporation* ............................           500        19,050
Texas Instruments, Inc. ........................         6,300       149,310
Vitesse Semiconductor
   Corporation* ................................           800         2,528
Xilinx, Inc.* ..................................         1,700        38,131
                                                                 -----------
                                                                     931,988

SOFT DRINKS - 2.5%
Coca-Cola Company ..............................         9,200       515,200
Coca-Cola Enterprises, Inc. ....................         3,000        66,240
Pepsi Bottling Group, Inc. .....................           800        24,640
PepsiCo, Inc. ..................................         6,400       308,480
                                                                 -----------
                                                                     914,560

SPECIALTY CHEMICALS - 0.2%
Ecolab, Inc. ...................................           300        13,869
International Flavor & Fragrances,
   Inc. ........................................           100         3,249
PPG Industries, Inc. ...........................           500        30,950
Rohm & Haas Company ............................           600        24,294
Sigma-Aldrich Corporation ......................           100         5,015
                                                                 -----------
                                                                      77,377

SPECIALTY STORES - 0.7%
AutoZone, Inc.* ................................           800        61,840
Bed Bath & Beyond, Inc.* .......................           900        33,966
Office Depot, Inc.* ............................         2,000        33,600
Staples, Inc.* .................................         3,100        61,070
Tiffany & Company ..............................           900        31,680
Toys "R" Us, Inc.* .............................         2,400        41,928
                                                                 -----------
                                                                     264,084

STEEL - 0.1%
Allegheny Technologies, Inc. ...................           300         4,755
Nucor Corporation ..............................           200        13,008
Worthington Industries, Inc. ...................           300         5,430
                                                                 -----------
                                                                      23,193

--------------------------------------------------------------------------------
                           74 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES H (ENHANCED INDEX) (CONTINUED)
                                                      PRINCIPAL
                                                      AMOUNT OR
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE - 3.8%
Adobe Systems, Inc. ............................           700   $    19,950
BMC Software, Inc.* ............................           900        14,940
Computer Associates International,
   Inc. ........................................         2,200        34,958
Microsoft Corporation*(1) ......................        20,200     1,093,224
Novell, Inc.* ..................................         1,400         4,494
Oracle Corporation* ............................        20,700       196,029
Veritas Software Corporation* ..................         1,201        23,768
                                                                 -----------
                                                                   1,387,363

TELECOMMUNICATIONS EQUIPMENT - 0.8%
ADC Telecommunications, Inc.* ..................         3,000         6,870
Andrew Corporation* ............................         1,200        17,196
Ciena Corporation* .............................         1,200         5,028
Comverse Technology, Inc.* .....................           700         6,482
Corning, Inc. ..................................         3,600        12,780
JDS Uniphase Corporation* ......................         5,100        13,719
Lucent Technologies, Inc. ......................        12,900        21,414
Motorola, Inc. .................................         8,400       121,128
Nortel Networks Corporation ....................        14,200        20,590
Qualcomm, Inc.* ................................         2,600        71,474
Scientific-Atlanta, Inc. .......................           200         3,290
Tellabs, Inc.* .................................         1,500         9,480
                                                                 -----------
                                                                     309,451

TIRES & RUBBER - 0.0%
Goodyear Tire & Rubber
   Company .....................................           300         5,613

TOBACCO - 1.2%
Philip Morris Companies, Inc. ..................         8,700       380,016
R.J. Reynolds Tobacco Holdings,
   Inc. ........................................             1            54
UST, Inc. ......................................         1,400        47,600
                                                                 -----------
                                                                     427,670

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Genuine Parts Company ..........................           700        24,409
W.W. Grainger, Inc. ............................           200        10,020
                                                                 -----------
                                                                      34,429

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
AT&T Wireless Services* ........................        10,200        59,670
Nextel Communications, Inc.* ...................         3,000         9,630
Sprint Corporation (PCS Group)* ................         3,700        16,539
                                                                 -----------
                                                                      85,839
                                                                 -----------
   Total common stocks - 94.3% ................................   34,163,350

U.S. GOVERNMENT SECURITIES - 0.6%
---------------------------------
U.S. Treasury Bill,
   1.66% - 07-18-021 ...........................   $   215,000       214,833

                                                      PRINCIPAL     MARKET
REPURCHASE AGREEMENT                                   AMOUNT       VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.1%
United Missouri Bank, 1.60%,
   07-01-02 (Collateralized by U.S.
   Treasury Bill, 07-05-02 with a
   value of $1,901,379) ..........................   $1,864,000  $ 1,864,000
                                                                 -----------
   Total investments - 100.0% .................................   36,242,183
   Cash and other assets, less liabilities - 0.0% .............        3,435
                                                                 -----------
   Total net assets - 100.0% ..................................  $36,245,618
                                                                 ===========

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing securities

(1)Security is segregated as collateral for futures, options or forward exchange contracts.

(2)SAILS - Stock Appreciation Income Linked Security - is the term used for a unit consisted of a zero coupon debt security and a forward equity contract.

--------------------------------------------------------------------------------
                           75 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES S (SOCIAL AWARENESS)
                                                       NUMBER        MARKET
COMMON STOCKS                                         OF SHARES      VALUE
--------------------------------------------------------------------------------
ADVERTISING - 1.0%
Omnicom Group, Inc. .............................         26,900   $  1,232,020

AIR FREIGHT & COURIERS- 0.3%
FedEx Corporation* ..............................          8,000        427,200

AIRLINES - 1.3%
Southwest Airlines Company ......................        101,550      1,641,048

APPAREL RETAIL - 0.4%
Talbots, Inc. ...................................         15,800        553,000

BANKS - 9.6%
Bank of America Corporation .....................         40,800      2,870,688
Bank of New York Company, Inc. ..................         54,800      1,849,500
Bank One Corporation ............................         34,300      1,319,864
Fifth Third Bancorp .............................         15,200      1,013,080
Mellon Financial Corporation ....................         26,500        832,895
Northern Trust Corporation ......................          8,000        352,480
PNC Financial Services Group,
   Inc. .........................................         24,400      1,275,632
Wells Fargo & Company ...........................         59,400      2,973,564
                                                                   ------------
                                                                     12,487,703

BIOTECHNOLOGY - 1.1%
Amgen, Inc.* ....................................         35,100      1,469,988

BROADCASTING & CABLE TV - 1.1%
Clear Channel Communications,
   Inc.* ........................................         14,758        472,551
Comcast Corporation* ............................         41,200        965,316
                                                                   ------------
                                                                      1,437,867

COMPUTER HARDWARE - 3.0%
Dell Computer Corporation* ......................         97,800      2,556,492
International Business Machines
   Corporation ..................................         12,900        928,800
Sun Microsystems, Inc.* .........................         85,100        426,351
                                                                   ------------
                                                                      3,911,643

COMPUTER STORAGE & PERIPHERALS - 0.4%
EMC Corporation* ................................         76,200        575,310

CONSTRUCTION & FARM MACHINERY - 0.9%
Deere & Company .................................         25,600      1,226,240

CONSUMER FINANCE - 2.2%
Capital One Financial
   Corporation ..................................          7,700        470,085
Household International, Inc. ...................         13,600        675,920
MBNA Corporation ................................         53,300      1,762,631
                                                                   ------------
                                                                      2,908,636

DATA PROCESSING SERVICES - 1.4%
Paychex, Inc. ...................................         55,950      1,750,676

DEPARTMENT STORES - 1.2%
Kohl's Corporation* .............................         21,900      1,534,752

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 5.9%
American Express Company ........................         43,200   $  1,569,024
Fannie Mae ......................................         32,500      2,396,875
J.P. Morgan Chase & Company .....................         76,700      2,601,664
Merrill Lynch & Company, Inc. ...................         26,400      1,069,200
                                                                   ------------
                                                                      7,636,763

DRUG RETAIL - 1.7%
CVS Corporation .................................         32,800      1,003,680
Walgreen Company ................................         31,000      1,197,530
                                                                   ------------
                                                                      2,201,210

ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Molex, Inc. .....................................         46,700      1,565,851

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Sanmina-SCI Corporation* ........................         36,800        232,208

FOOD RETAIL - 0.7%
Kroger Company* .................................         49,000        975,100

GENERAL MERCHANDISE STORES - 2.0%
Family Dollar Stores, Inc. ......................         46,000      1,621,500
Target Corporation ..............................         25,400        943,356
                                                                   ------------
                                                                      2,564,856

HEALTH CARE DISTRIBUTORS & SERVICES - 1.0%
Cardinal Health, Inc. ...........................         20,050      1,231,270

HEALTH CARE EQUIPMENT - 1.9%
Medtronic, Inc. .................................         58,100      2,489,585

HOME IMPROVEMENT RETAIL - 3.1%
Home Depot, Inc. ................................         74,200      2,725,366
Lowe's Companies, Inc. ..........................         27,400      1,243,960
                                                                   ------------
                                                                      3,969,326

HOUSEHOLD PRODUCTS - 5.4%
Colgate-Palmolive Company .......................         32,800      1,641,640
Kimberly-Clark Corporation ......................         23,200      1,438,400
Procter & Gamble Company ........................         44,400      3,964,920
                                                                   ------------
                                                                      7,044,960

INDUSTRIAL CONGLOMERATES - 1.1%
3M Company ......................................         11,900      1,463,700

INDUSTRIAL GASES - 1.0%
Praxair, Inc. ...................................         23,100      1,316,007

INDUSTRIAL MACHINERY - 0.9%
Illinois Tool Works, Inc. .......................         17,400      1,199,208

INSURANCE BROKERS - 0.7%
Marsh & McLennan Companies,
   Inc. .........................................         10,000        966,000

INTEGRATED TELECOMMUNICATION SERVICES - 3.2%
AT&T Corporation ................................         87,812        939,588
SBC Communications, Inc. ........................        101,464      3,094,652
Sprint Corporation (FON Group) ..................         16,300        172,943
                                                                   ------------
                                                                      4,207,183

--------------------------------------------------------------------------------
                           76 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES S (SOCIAL AWARENESS) (CONTINUED)
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE - 0.4%
Aflac, Inc. .....................................         16,100   $    515,200

MOVIES & ENTERTAINMENT - 3.5%
AOL Time Warner, Inc.* ..........................         81,000      1,191,510
Viacom, Inc. (Cl. B)* ...........................         54,200      2,404,854
Walt Disney Company .............................         53,300      1,007,370
                                                                   ------------
                                                                      4,603,734
MULTI-LINE INSURANCE - 4.3%
American International Group,
   Inc. .........................................         81,699      5,574,323

NETWORKING EQUIPMENT - 2.7%
Cisco Systems, Inc.* ............................        248,900      3,472,155

OIL & GAS EQUIPMENT & SERVICES - 1.0%
BJ Services Company* ............................         39,100      1,324,708

PACKAGED FOODS - 0.5%
General Mills, Inc. .............................         14,400        634,752
J.M. Smucker Company ............................            888         30,307
                                                                   ------------
                                                                        665,059

PHARMACEUTICALS - 9.0%
Allergan, Inc. ..................................         18,400      1,228,200
Johnson & Johnson ...............................         93,064      4,863,525
Merck & Company, Inc. ...........................         84,400      4,274,016
Schering-Plough Corporation .....................         55,100      1,355,460
                                                                   ------------
                                                                     11,721,201

PROPERTY & CASUALTY INSURANCE - 1.5%
Chubb Corporation ...............................         27,200      1,925,760

PUBLISHING & PRINTING - 1.8%
McGraw-Hill Companies, Inc. .....................         14,200        847,740
New York Times Company ..........................         29,400      1,514,100
                                                                   ------------
                                                                      2,361,840

RESTAURANTS - 0.9%
McDonald's Corporation ..........................         41,400      1,177,830

SEMICONDUCTOR EQUIPMENT - 0.8%
Applied Materials, Inc.* ........................         53,400      1,015,668

SEMICONDUCTORS - 5.3%
Analog Devices, Inc.* ...........................         20,200        599,940
Intel Corporation ...............................        219,600      4,012,092
Micron Technology, Inc.* ........................         29,500        596,490
Texas Instruments, Inc. .........................         56,800      1,346,160
Xilinx, Inc.* ...................................         15,500        347,665
                                                                   ------------
                                                                      6,902,347

SOFT DRINKS - 5.5%
Coca-Cola Company ...............................         76,600      4,289,600
PepsiCo, Inc. ...................................         60,000      2,892,000
                                                                   ------------
                                                                      7,181,600

SYSTEMS SOFTWARE - 7.6%
Adobe Systems, Inc. .............................         37,200      1,060,200
Microsoft Corporation* ..........................        163,300      8,837,796
                                                                   ------------
                                                                      9,897,996

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 1.0%
Comverse Technology, Inc.* ......................         28,700   $    265,762
Qualcomm, Inc.* .................................         16,900        464,581
Scientific-Atlanta, Inc. ........................         31,800        523,110
                                                                   ------------
                                                                      1,253,453

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Sprint Corporation (PCS Group)* .................         45,300        202,491
                                                                   ------------
   Total investments - 99.9% ..................................     130,014,675
   Cash and other assets, less liabilities - 0.1% .............         110,146
                                                                   ------------
   Total net assets - 100.0% ..................................    $130,124,821
                                                                   ============

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security.

--------------------------------------------------------------------------------
                           77 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES A (EQUITY)
                                                       NUMBER        MARKET
COMMON STOCKS                                         OF SHARES      VALUE
--------------------------------------------------------------------------------
ADVERTISING - 0.9%
Omnicom Group, Inc. ...........................        125,000    $  5,725,000

AEROSPACE & DEFENSE - 1.8%
General Dynamics Corporation ..................         40,000       4,254,000
United Technologies Corporation ...............        100,000       6,790,000
                                                                  ------------
                                                                    11,044,000

ALUMINUM - 0.6%
Alcoa, Inc. ...................................        110,000       3,646,500

APPAREL RETAIL - 0.4%
Abercrombie & Fitch Company* ..................        100,000       2,412,000

AUTO PARTS & EQUIPMENT - 0.2%
Lear Corporation* .............................         30,000       1,387,500

AUTOMOBILE MANUFACTURERS - 0.6%
Ford Motor Company ............................        150,000       2,400,000
General Motors Corporation ....................         20,000       1,069,000
                                                                  ------------
                                                                     3,469,000

BANKS - 4.9%
Bank of America Corporation ...................        105,000       7,387,800
Bank of New York Company, Inc. ................        100,000       3,375,000
Fifth Third Bancorp ...........................         60,000       3,999,000
Fleetboston Financial
   Corporation ................................        100,000       3,235,000
Mellon Financial Corporation ..................         40,000       1,257,200
Washington Mutual, Inc. .......................        105,000       3,896,550
Wells Fargo & Company .........................        140,000       7,008,400
                                                                  ------------
                                                                    30,158,950

BIOTECHNOLOGY - 0.4%
Amgen, Inc.* ..................................         50,000       2,094,000

BREWERS - 0.6%
Anheuser-Busch Companies, Inc. ................         70,000       3,500,000

BROADCASTING & CABLE TV - 1.4%
Clear Channel Communications,
   Inc.* ......................................        135,000       4,322,700
Cox Communications, Inc.* .....................         60,000       1,653,000
Univision Communications, Inc.* ...............         85,000       2,669,000
                                                                  ------------
                                                                     8,644,700

COMPUTER & ELECTRONICS RETAIL - 0.2%
Circuit City Stores-Circuit City
   Group ......................................         60,000       1,125,000

COMPUTER HARDWARE - 2.8%
Dell Computer Corporation* ....................        225,000       5,881,500
International Business Machines
   Corporation ................................        140,000      10,080,000
Sun Microsystems, Inc.* .......................        200,000       1,002,000
                                                                  ------------
                                                                    16,963,500

COMPUTER STORAGE & PERIPHERALS - 0.5%
Lexmark International, Inc.* ..................         60,000       3,264,000

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.3%
Capital One Financial
   Corporation ................................         70,000    $  4,273,500
MBNA Corporation ..............................        120,000       3,968,400
                                                                  ------------
                                                                     8,241,900

DATA PROCESSING SERVICES - 1.3%
Automatic Data Processing, Inc. ...............        100,000       4,355,000
DST Systems, Inc.* ............................         50,000       2,285,500
First Data Corporation ........................         40,000       1,506,400
                                                                  ------------
                                                                     8,146,900

DEPARTMENT STORES - 0.2%
Kohl's Corporation* ...........................         20,000       1,401,600

DIVERSIFIED COMMERCIAL SERVICES - 0.4%
H&R Block, Inc. ...............................         50,000       2,307,500

DIVERSIFIED FINANCIAL SERVICES - 7.9%
American Express Company ......................         80,000       2,905,600
Citigroup, Inc. ...............................        450,000      17,437,500
Fannie Mae ....................................        180,000      13,275,000
Goldman Sachs Group Inc. ......................         30,000       2,200,500
J.P. Morgan Chase & Company ...................        120,000       4,070,400
Merrill Lynch & Company, Inc. .................         95,000       3,847,500
Morgan Stanley ................................        120,000       5,169,600
                                                                  ------------
                                                                    48,906,100

DRUG RETAIL - 1.8
CVS Corporation ...............................         60,000       1,836,000
Walgreen Company ..............................        240,000       9,271,200
                                                                  ------------
                                                                    11,107,200

GENERAL MERCHANDISE STORES - 4.0%
Family Dollar Stores, Inc. ....................         40,000       1,410,000
Target Corporation ............................        115,000       4,271,100
Wal-Mart Stores, Inc. .........................        350,000      19,253,500
                                                                  ------------
                                                                    24,934,600

HEALTH CARE DISTRIBUTORS & SERVICES - 1.6%
Amerisourcebergen Corporation .................         35,000       2,660,000
Cardinal Health, Inc. .........................        112,500       6,908,625
                                                                  ------------
                                                                     9,568,625

HEALTH CARE EQUIPMENT - 2.5%
Baxter International, Inc. ....................        100,000       4,444,000
Guidant Corporation* ..........................         50,000       1,511,500
Medtronic, Inc. ...............................        225,000       9,641,250
                                                                  ------------
                                                                    15,596,750

HEALTH CARE FACILITIES - 0.7%
HCA, Inc. .....................................         50,000       2,375,000
Tenet Healthcare Corporation* .................         25,000       1,788,750
                                                                  ------------
                                                                     4,163,750

HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc. ..............................        260,000       9,549,800

HOTELS - 0.2%
Carnival Corporation ..........................         40,000       1,107,600

--------------------------------------------------------------------------------
                           78 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES A (EQUITY) (CONTINUED)
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.8%
Colgate-Palmolive Company .....................         65,000    $  3,253,250
Kimberly-Clark Corporation ....................         55,000       3,410,000
Procter & Gamble Company ......................         50,000       4,465,000
                                                                  ------------
                                                                    11,128,250

INDUSTRIAL CONGLOMERATES - 6.2%
3M Company ....................................         30,000       3,690,000
General Electric Company ......................      1,080,000      31,374,000
Tyco International, Ltd. ......................        250,000       3,377,500
                                                                  ------------
                                                                    38,441,500

INDUSTRIAL GASES - 0.2%
Praxair, Inc. .................................         20,000       1,139,400

INDUSTRIAL MACHINERY - 0.2%
Illinois Tool Works, Inc. .....................         20,000       1,378,400

INSURANCE BROKERS - 0.6%
Marsh & McLennan
   Companies, Inc. ............................         40,000       3,864,000

INTEGRATED OIL & GAS - 5.7%
Chevrontexaco Corporation .....................         45,000       3,982,500
Exxon Mobil Corporation .......................        530,000      21,687,600
Phillips Petroleum Company ....................         60,000       3,532,800
Royal Dutch Petroleum
   Company ....................................        115,000       6,356,050
                                                                  ------------
                                                                    35,558,950

INTEGRATED TELECOMMUNICATIONS SERVICES - 2.4%
Bellsouth Corporation .........................        120,000       3,780,000
SBC Communications, Inc. ......................        200,000       6,100,000
Verizon Communications, Inc. ..................        120,000       4,818,000
                                                                  ------------
                                                                    14,698,000

IT CONSULTING & SERVICES - 0.6%
Computer Sciences Corporation* ................         50,000       2,390,000
Electronic Data Systems
   Corporation ................................         30,000       1,114,500
                                                                  ------------
                                                                     3,504,500

LIFE & HEALTH INSURANCE - 1.5%
Aflac, Inc. ...................................        140,000       4,480,000
Metlife, Inc. .................................        100,000       2,880,000
Prudential Financial,  Inc. ...................         60,000       2,001,600
                                                                  ------------
                                                                     9,361,600

MOTORCYCLE MANUFACTURERS - 0.7%
Harley-Davidson, Inc. .........................         90,000       4,614,300

MOVIES & ENTERTAINMENT - 1.7%
AOL Time Warner, Inc.* ........................        200,000       2,942,000
Walt Disney Company ...........................         50,000         945,000
Viacom, Inc. (Cl.B)* ..........................        150,000       6,655,500
                                                                  ------------
                                                                    10,542,500

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE - 3.3%
American International Group,
   Inc. .......................................        230,000    $ 15,692,900
Hartford Financial Services Group,
   Inc. .......................................         80,000       4,757,600
                                                                  ------------
                                                                    20,450,500

NETWORKING EQUIPMENT - 1.1%
Cisco Systems, Inc.* ..........................        500,000       6,975,000

OIL & GAS DRILLING - 0.3%
GlobalSantaFe Corporation .....................         75,000       2,051,250

OIL & GAS EQUIPMENT & SERVICES - 0.3%
Halliburton Company ...........................        100,000       1,594,000

OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Anadarko Petroleum Corporation ................         40,000       1,972,000
Apache Corporation ............................         20,000       1,149,600
Talisman Energy, Inc.* ........................         40,000       1,806,000
                                                                  ------------
                                                                     4,927,600

OIL & GAS REFINING & MARKETING - 0.2%
Valero Energy Corporation .....................         40,000       1,496,800

PACKAGED FOODS - 0.2%
Kraft Foods,Inc. ...............................         30,000       1,228,500

PHARMACEUTICALS - 10.1%
Abbott Laboratories ...........................         60,000       2,259,000
Allergan, Inc. ................................         40,000       2,670,000
Biovail Corporation* ..........................         80,000       2,316,800
Bristol-Myers Squibb Company ..................        160,000       4,112,000
Eli Lilly & Company ...........................         60,000       3,384,000
Forest Laboratories, Inc. .....................         15,000       1,062,000
Johnson & Johnson .............................        175,000       9,145,500
Merck & Company, Inc. .........................        130,000       6,583,200
Pfizer, Inc. ..................................        450,000      15,750,000
Pharmacia Corporation .........................        120,000       4,494,000
Schering-Plough Corporation ...................        120,000       2,952,000
Wyeth .........................................        155,000       7,936,000
                                                                  ------------
                                                                    62,664,500

PROPERTY & CASUALTY INSURANCE - 0.5%
Chubb Corporation .............................         45,000       3,186,000

PUBLISHING & PRINTING - 0.9%
Gannet Company, Inc. ..........................         60,000       4,554,000
McGraw-Hill Companies, Inc. ...................         20,000       1,194,000
                                                                  ------------
                                                                     5,748,000

SEMICONDUCTOR EQUIPMENT - 0.6%
Applied Materials, Inc.* ......................        200,000       3,804,000

SEMICONDUCTORS - 3.1%
Intel Corporation .............................        700,000      12,789,000
Micron Technology, Inc.* ......................        100,000       2,022,000
Texas Instruments, Inc. .......................        150,000       3,555,000
Xilinx, Inc.* .................................         50,000       1,121,500
                                                                  ------------
                                                                    19,487,500

--------------------------------------------------------------------------------
                           79 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES A (EQUITY) (CONTINUED)
                                                      PRINCIPAL
                                                      AMOUNT OR
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
SOFT DRINKS - 2.0%
Coca-Cola Company .............................         80,000    $  4,480,000
Pepsico, Inc. .................................        160,000       7,712,000
                                                                  ------------
                                                                    12,192,000

SPECIALTY CHEMICALS - 0.8%
Ecolab, Inc. ..................................        110,000       5,085,300

SPECIALTY STORES - 0.2%
Office Depot, Inc.* ...........................         80,000       1,344,000

SYSTEMS SOFTWARE - 4.9%
Microsoft Corporation* ........................        500,000      27,060,000
Oracle Corporation* ...........................        360,000       3,409,200
                                                                  ------------
                                                                    30,469,200

UNIT INVESTMENT TRUST - 5.0%
Standard & Poor's Depositary
   Receipts ...................................        140,000      13,867,000
Standard & Poor's Mid-Cap 400
   Depositary Receipts ........................        190,000      17,052,500
                                                                  ------------
                                                                    30,919,500
                                                                  ------------
   Total common stocks - 94.7% ................................    586,321,525

U.S. GOVERNMENT & AGENCIES
--------------------------
Federal Farm Credit:
   1.71%, 07-09-02 ............................   $  2,800,000    $  2,798,936
   1.69%, 07-17-02 ............................   $  3,300,000       3,297,521
   1.70%, 07-18-02 ............................   $  2,800,000       2,797,752
   1.72%, 07-24-02 ............................   $  1,400,000       1,398,462
                                                                  ------------
                                                                    10,292,671

Federal Home Loan Bank:
   1.69%, 07-05-02 ............................   $  4,000,000       3,999,249
   1.70%, 07-10-02 ............................   $  3,500,000       3,498,513
                                                                  ------------
                                                                     7,497,762

Federal Home Loan Mortgage Corporation:
   1.71%, 07-16-02 ............................   $  2,700,000       2,698,076
   1.71%, 07-30-02 ............................   $  2,000,000       1,997,245
                                                                  ------------
                                                                     4,695,321

Federal National Mortgage Association:
   1.70%, 07-12-02 ............................   $  3,400,000       3,398,234
   1.68%, 07-26-02 ............................   $  4,390,000       4,384,878
   1.70%, 07-31-02 ............................   $  2,000,000       1,997,167
                                                                  ------------
                                                                     9,780,279
                                                                  ------------
   Total U.S. government & agencies - 5.2% ....................     32,266,033

                                                      PRINCIPAL     MARKET
REPURCHASE AGREEMENT                                   AMOUNT       VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.3%
---------------------------
United Missouri Bank, 1.25% -
   01-02-02 (Collateralized by
   FNMA, 01-22-02, with a
   value of $1,057,861) ...............             $1,657,000    $  1,657,000
                                                                  ------------
   Total investments - 100.2% .................................    620,244,558
   Liabilities, less cash and other
     assets - (0.2%) ..........................................     (1,262,471)
                                                                  ------------
   Total net assets - 100.0% ..................................   $618,982,087
                                                                  ============

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security

--------------------------------------------------------------------------------
                           80 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES J (MID CAP GROWTH)
                                                       NUMBER         MARKET
COMMON STOCKS                                         OF SHARES       VALUE
--------------------------------------------------------------------------------
ADVERTISING - 1.4%
TMP Worldwide, Inc.* ............................       240,000    $  5,160,000

APPAREL RETAIL - 1.2%
AnnTaylor Stores Corporation* ...................       177,750       4,513,072

APPLICATION SOFTWARE - 5.7%
Captaris, Inc.* .................................       406,500       1,199,175
Epiq Systems, Inc.* .............................       300,000       5,106,000
Hyperion Solutions Corporation* .................       573,500      10,459,092
InteliData Technologies
   Corporation (2)* .............................       800,000       1,064,000
MSC.Software Corporation* .......................        68,000         608,600
Peregrine Systems, Inc.* ........................       703,800         211,140
Rational Software Corporation* ..................        97,000         796,370
Tibco Software, Inc.* ...........................       273,800       1,522,328
                                                                   ------------
                                                                     20,966,705

AUTO PARTS & EQUIPMENT - 0.1%
Gentex Corporation* .............................        13,200         362,604

BANKS - 1.4%
Northern Trust Corporation ......................       120,000       5,287,200

BIOTECHNOLOGY - 7.4%
Alexion Pharmaceuticals, Inc.* ..................       188,200       2,851,230
Enzon, Inc.* ....................................       225,600       5,552,016
Esperion Therapeutics, Inc.* ....................       303,000       1,645,290
Genvec, Inc.* ...................................       674,000       1,482,800
Ligand Pharmaceuticals, Inc.
   (Cl. B)* .....................................       558,000       8,091,000
Novavax, Inc.* ..................................       431,300       1,837,338
Sciclone Pharmaceuticals, Inc.* .................       814,479       1,628,958
Titan Pharmaceuticals, Inc.* ....................     1,119,400       4,085,810
                                                                   ------------
                                                                     27,174,442

BROADCASTING & CABLE TV - 3.3%
Charter Communications, Inc.* ...................       322,200       1,314,576
Cinar Corporation (Cl. B)* ......................       995,400       2,787,120
Salem Communications
   Corporation * ................................       260,700       6,483,609
XM Satellite Radio Holdings,
   Inc.* ........................................       212,500       1,561,875
                                                                   ------------
                                                                     12,147,180

CONSTRUCTION & ENGINEERING - 4.9%
Shaw Group, Inc.* ...............................       588,000      18,051,600

DATA PROCESSING SERVICES - 1.8%
Ndchealth Corporation ...........................       234,900       6,553,710

DIVERSIFIED COMMERCIAL SERVICES - 1.1%
Devry, Inc.* ....................................       150,000       3,426,000
Edison Schools, Inc.* ...........................       524,250         498,037
                                                                   ------------
                                                                      3,924,037

DIVERSIFIED FINANCIAL SERVICES - 0.3%
Euronet Worldwide, Inc.* ........................        64,000       1,023,360

                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
Astropower, Inc.* ...............................        87,000    $  1,708,680
Energy Conversion Devices,
   Inc.* ........................................        32,800         514,632
Power-One, Inc.* ................................       570,000       3,545,400
Wilson Greatbatch Technologies,
   Inc.* ........................................        92,800       2,364,544
                                                                   ------------
                                                                      8,133,256

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.0%
Fuelcell Energy, Inc.* ..........................       150,000       1,543,500
Maxwell Technologies, Inc.* .....................       568,900       4,960,808
Perkinelmer, Inc. ...............................       112,200       1,239,810
Trimble Navigation, Ltd.* .......................       208,400       3,230,200
                                                                   ------------
                                                                     10,974,318

HEALTH CARE DISTRIBUTORS & SERVICES - 1.9%
Hooper Holmes, Inc. .............................       876,000       7,069,320

HEALTH CARE EQUIPMENT - 1.6%
Bioject Medical Technologies,
   Inc.* ........................................       116,300         424,495
Chromavision Medical Systems,
   Inc.* ........................................       104,400         186,876
Closure Medical Corporation* ....................       238,000       3,332,000
Inamed Corporation* .............................        78,800       2,105,536
                                                                   ------------
                                                                      6,048,907

HEALTH CARE FACILITIES - 0.7%
Amsurg Corporation* .............................        92,500       2,429,050

INDUSTRIAL MACHINERY - 2.9%
Flowserve Corporation * .........................       200,000       5,960,000
Ingersoll-Rand Company ..........................        74,500       3,401,670
Tennant Company .................................        35,500       1,405,800
                                                                   ------------
                                                                     10,767,470

INTEGRATED TELECOMMUNICATION SERVICE - 0.9%
Intrado, Inc.* ..................................       170,700       3,304,752

INTERNET SOFTWARE & SERVICES - 1.9%
@Road, Inc.* ....................................       729,700       4,437,306
Watchguard Technologies, Inc.* ..................       495,000       2,544,300
                                                                   ------------
                                                                      6,981,606

IT CONSULTING & SERVICES - 9.0%
Acxiom Corporation(1)* ..........................       999,600      17,483,004
Computer Sciences Corporation* ..................       157,800       7,542,840
Keane, Inc.(1)* .................................       612,400       7,808,100
                                                                   ------------
                                                                     32,833,944

LEISURE PRODUCTS - 4.6%
Mattel, Inc. ....................................       795,000      16,702,950

LIFE & HEALTH INSURANCE - 3.1%
Aflac, Inc. .....................................       350,000      11,200,000

MULTI-UTILITIES - 0.4%
Dynegy, Inc. ....................................       185,000       1,332,000

--------------------------------------------------------------------------------
                           81 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES J (MID CAP GROWTH) (CONTINUED)
                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------------------------------------------------------------
NETWORKING EQUIPMENT - 1.5%
Adaptec, Inc.* ..................................       475,000    $  3,747,750
Packeteer, Inc.* ................................       390,000       1,723,800
                                                                   ------------
                                                                      5,471,550

OIL & GAS DRILLING - 8.1%
Ensco International, Inc. .......................       321,400       8,761,364
GlobalSantaFe Corporation .......................       100,000       2,735,000
Pride International, Inc.* ......................       639,700      10,017,702
Transocean, Inc. ................................       260,000       8,099,000
                                                                   ------------
                                                                     29,613,066

OIL & GAS EQUIPMENT & SERVICES - 3.2%
BJ Services Company* ............................           800          27,104
Cooper Cameron Corporation* .....................       139,400       6,749,748
Tidewater, Inc. .................................       146,000       4,806,320
                                                                   ------------
                                                                     11,583,172

OIL & GAS EXPLORATION & PRODUCTION - 7.6%
Apache Corporation ..............................        44,000       2,529,120
Evergreen Resources, Inc.* ......................       176,500       7,501,250
Ocean Energy, Inc.(1) ...........................       827,600      17,934,092
                                                                   ------------
                                                                     27,964,462

PHARMACEUTICALS - 0.8%
Guilford Pharmaceuticals, Inc.* .................       409,000       3,083,860

PUBLISHING & PRINTING - 3.1%
E.W. Scripps Company ............................       145,000      11,165,000

RESTAURANTS - 0.0%
Buca, Inc.* .....................................         3,900          74,295

SEMICONDUCTORS - 6.7%
Advanced Power Technology,
   Inc.* ........................................        88,400       1,280,916
Atmel Corporation * .............................       703,000       4,400,780
Hi/fn, Inc.* ....................................       158,200         949,200
Ixys Corporation* ...............................       596,400       3,208,632
Microsemi Corporation* ..........................       140,650         928,290
Microtune, Inc.* ................................       424,000       3,777,840
Monolithic System Technology,
   Inc.* ........................................       336,400       3,744,132
Power Integrations, Inc.* .......................       240,000       4,295,760
RF Micro Devices, Inc.* .........................       250,000       1,905,000
                                                                   ------------
                                                                     24,490,550

SPECIALTY CHEMICALS - 0.4%
Rentech, Inc.* ..................................     2,601,000       1,378,530

SYSTEMS SOFTWARE - 2.4%
Precis, Inc.* ...................................       195,000       1,764,750
Symantec Corporation* ...........................       201,700       6,625,845
Wind River Systems, Inc.* .......................        96,100         481,461
                                                                   ------------
                                                                      8,872,056

                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 3.7%
Adtran, Inc.* ...................................       190,000    $  3,609,810
Arris Group, Inc.* ..............................       400,000       1,759,600
Corvis Corporation* .............................       750,000         487,500
EFJ, Inc.* ......................................       546,099         617,092
Harris Corporation ..............................       125,000       4,543,750
Tellabs, Inc.* ..................................       250,000       1,580,000
Terayon Communication Systems,
   Inc.* ........................................       601,000         799,330
                                                                   ------------
                                                                     13,397,082

TRADING COMPANIES & DISTRIBUTORS - 1.5%
MSC Industrial Direct Company,
   Inc.* ........................................       280,000       5,460,000
                                                                   ------------
   Total common stocks - 99.8% ................................     365,495,106

WARRANTS - 0.1%
---------------
InteliData Technologies Warrant *(2) ............       400,000         201,670
                                                                   ------------
   Total investments - 99.9% ..................................     365,696,776
   Cash and other assets, less liabilities - 0.1% .............         318,664
                                                                   ------------
   Total net assets - 100.0% ..................................    $366,015,440
                                                                   ============

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

(1)Security is segregated as collateral for futures, options or forward exchange contracts.

(2)PIPES-Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

--------------------------------------------------------------------------------
                           82 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES Y (SELECT 25)
                                                       NUMBER         MARKET
COMMON STOCKS                                         OF SHARES       VALUE
--------------------------------------------------------------------------------
ADVERTISING - 2.9%
Omnicom Group, Inc. .............................        25,000    $  1,145,000

BROADCASTING & CABLE TV - 8.9%
Clear Channel Communications,
   Inc.* ........................................        50,000       1,601,000
Univision Communications, Inc.* .................        59,800       1,877,720
                                                                   ------------
                                                                      3,478,720

DATA PROCESSING SERVICES - 4.4%
Automatic Data Processing, Inc. .................        40,000       1,742,000

DEPARTMENT STORES - 6.2%
Kohl's Corporation* .............................        35,000       2,452,800

DIVERSIFIED FINANCIAL SERVICES - 8.2%
Citigroup, Inc. .................................        45,000       1,743,750
Fannie Mae ......................................        20,000       1,475,000
                                                                   ------------
                                                                      3,218,750

DRUG RETAIL - 5.9%
Walgreen Company ................................        60,000       2,317,800

GENERAL MERCHANDISE STORES - 5.6%
Wal-Mart Stores, Inc. ...........................        40,000       2,200,400

HEALTH CARE EQUIPMENT - 8.6%
Cardinal Health, Inc. ...........................        25,000       1,535,250
Medtronic, Inc. .................................        43,000       1,842,550
                                                                   ------------
                                                                      3,377,800

HOME IMPROVEMENT RETAIL - 4.2%
Home Depot, Inc. ................................        45,000       1,652,850

INDUSTRIAL CONGLOMERATES - 3.7%
General Electric Company ........................        50,000       1,452,500

MOTORCYCLE MANUFACTURERS - 5.2%
Harley-Davidson, Inc. ...........................        40,000       2,050,800

MOVIES & ENTERTAINMENT - 5.1%
Viacom, Inc. (Cl.B)* ............................        45,000       1,996,650

MULTI-LINE INSURANCE - 4.9%
American International Group,
   Inc. .........................................        28,000       1,910,440

NETWORKING EQUIPMENT - 2.8%
Cisco Systems, Inc.* ............................        80,000       1,116,000

PHARMACEUTICALS - 4.5%
Pfizer, Inc. ....................................        50,000       1,750,000

SEMICONDUCTOR EQUIPMENT - 4.4%
Applied Materials, Inc.* ........................        90,000       1,711,800

SEMICONDUCTORS - 3.3%
Intel Corporation ...............................        70,000       1,278,900

SYSTEMS SOFTWARE - 5.2%
Microsoft Corporation* ..........................        30,000       1,623,600
Veritas Software Corporation* ...................        22,000         435,380
                                                                   ------------
                                                                      2,058,980
                                                                   ------------
   Total common stocks - 94.0% ................................      36,912,190

                                                      PRINCIPAL       MARKET
U.S. GOVERNMENT & AGENCIES                             AMOUNT         VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.0%
   1.71%, 07-30-02 ..............................  $    800,000    $    798,898

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.6%
   1.70%, 07-03-02 ..............................       300,000         299,972
   1.70%, 07-31-02 ..............................       700,000         699,008
                                                                   ------------
                                                                        998,980
                                                                   ------------
   Total U.S. government & agencies - 4.6% ....................       1,797,878

REPURCHASE AGREEMENT - 1.4%
---------------------------
United Missouri Bank, 1.66%,
   07-01-02 (Collateralized by
   U.S. Treasury Bill, 07-05-02 with
   a value of $554,819) .........................       543,000         543,000
                                                                   ------------
   Total investments - 100.0% .................................      39,253,068
   Liabilities, less cash and other assets - 0.0% .............         (12,896)
                                                                   ------------
   Total net assets - 100.0% ..................................    $ 39,240,172

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security

--------------------------------------------------------------------------------
                           83 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES G (LARGE CAP GROWTH)
                                                       NUMBER         MARKET
COMMON STOCKS                                         OF SHARES       VALUE
--------------------------------------------------------------------------------
ADVERTISING - 0.5%
Omnicom Group, Inc. .............................         1,300   $    59,540

APPLICATION SOFTWARE - 0.5%
Check Point Software
   Technologies, Ltd.* ..........................           300         4,068
i2 Technologies, Inc.* ..........................         1,200         1,776
Mercury Interactive
   Corporation* .................................           200         4,592
Rational Software
   Corporation* .................................         2,700        22,167
Siebel Systems, Inc.* ...........................         2,100        29,862
                                                                  -----------
                                                                       62,465

BANKS - 1.6%
Bank of New York Company, Inc. ..................         1,800        60,750
Bank One Corporation ............................         2,500        96,200
Northern Trust Corporation ......................           700        30,842
                                                                  -----------
                                                                      187,792

BIOTECHNOLOGY - 1.6%
Amgen, Inc.* ....................................         4,600       192,648

BREWERS - 1.1%
Anheuser-Busch Companies, Inc. ..................         2,700       135,000

BROADCASTING & CABLE TV - 1.3%
Clear Channel Communications,
   Inc.* ........................................         1,376        44,060
Comcast Corporation* ............................         3,700        86,691
Univision Communications, Inc.* .................           700        21,980
                                                                  -----------
                                                                      152,731

COMPUTER HARDWARE - 5.8%
Dell Computer Corporation* ......................        10,600       277,084
International Business Machines
   Corporation ..................................         4,900       352,800
Sun Microsystems, Inc.* .........................        13,200        66,132
Sycamore Networks, Inc.* ........................           400         1,544
                                                                  -----------
                                                                      697,560

COMPUTER STORAGE & PERIPHERALS - 0.8%
EMC Corporation* ................................         6,600        49,830
Network Appliance, Inc.* ........................         3,400        42,194
                                                                  -----------
                                                                       92,024

CONSUMER FINANCE - 0.8%
Capital One Financial
   Corporation ..................................         1,500        91,575

DATA PROCESSING SERVICES - 0.5%
Paychex, Inc. ...................................         1,850        57,887

DEPARTMENT STORES - 1.0%
Kohl's Corporation* .............................           900        63,072
May Department Stores
   Company ......................................         1,600        52,688
                                                                  -----------
                                                                      115,760

                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Charles Schwab Corporation ......................         2,200   $    24,640
Merrill Lynch & Company, Inc. ...................         1,000        40,500
Morgan Stanley Dean Witter &
   Company ......................................           800        34,464
                                                                  -----------
                                                                       99,604

DRUG RETAIL - 1.5%
CVS Corporation .................................         1,300        39,780
Walgreen Company ................................         3,600       139,068
                                                                  -----------
                                                                      178,848

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Celestica, Inc.* ................................         1,500        34,065
Flextronics International, Ltd.* ................         2,600        18,538
Sanmina-SCI Corporation* ........................         2,500        15,775
                                                                  -----------
                                                                       68,378

FOOD RETAIL - 0.3%
Safeway, Inc.* ..................................         1,400        40,866

GENERAL MERCHANDISE STORES - 6.6%
Wal-Mart Stores, Inc. ...........................        14,400       792,144

HEALTH CARE DISTRIBUTORS & SERVICES - 0.8%
Cardinal Health, Inc. ...........................         1,600        98,256

HEALTH CARE EQUIPMENT - 1.9%
Applera Corporation - Applied
   Biosystems Group .............................           500         9,745
Medtronic, Inc. .................................         4,400       188,540
Zimmer Holdings, Inc.* ..........................           650        23,179
                                                                  -----------
                                                                      221,464

HOME IMPROVEMENT RETAIL - 2.7%
Home Depot, Inc. ................................         8,800       323,224

HOUSEHOLD PRODUCTS - 3.3%
Colgate-Palmolive Company .......................         2,100       105,105
Kimberly-Clark Corporation ......................         2,300       142,600
Procter & Gamble Company ........................         1,600       142,880
                                                                  -----------
                                                                      390,585

INDUSTRIAL CONGLOMERATES - 7.8%
3M Company ......................................         1,300       159,900
General Electric Company ........................        26,500       769,825
                                                                  -----------
                                                                      929,725

INSURANCE BROKERS - 0.9%
Marsh & McLennan Companies,
    Inc. ........................................         1,100       106,260

INTEGRATED TELECOMMUNICATION SERVICES - 0.6%
Qwest Communications
   International, Inc.* .........................         2,200         6,160
SBC Communications, Inc. ........................         2,000        61,000
                                                                  -----------
                                                                       67,160

IT CONSULTING & SERVICES - 0.0%
Sapient Corporation* ............................         1,200         1,272

--------------------------------------------------------------------------------
                           84 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES G (LARGE CAP GROWTH) (CONTINUED)
                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT - 2.9%
AOL Time Warner, Inc.* ..........................         8,900   $   130,919
Viacom, Inc. (Cl. B)* ...........................         5,000       221,850
                                                                  -----------
                                                                      352,769

MULTI-LINE INSURANCE - 3.3%
American International Group,
   Inc. .........................................         5,700       388,911

NETWORKING EQUIPMENT - 3.3%
Cicso Systems, Inc.* ............................        27,600       385,020
Juniper Networks, Inc.* .........................         2,000        11,300
                                                                  -----------
                                                                      396,320

PACKAGED FOODS - 0.0%
J. M. Smucker Company ...........................            32         1,092

PHARMACEUTICALS - 23.3%
Abbott Laboratories .............................         1,700        64,005
Allergan, Inc. ..................................         1,100        73,425
Bristol-Myers Squibb Company ....................         8,900       228,730
Eli Lilly & Company .............................         6,000       338,400
Forest Laboratories, Inc.* ......................         1,500       106,200
Johnson & Johnson ...............................         8,944       467,413
Merck & Company, Inc. ...........................         3,800       192,432
Pfizer, Inc. ....................................        18,350       642,250
Pharmacia Corporation ...........................         6,500       243,425
Schering-Plough Corporation .....................         5,300       130,380
Watson Pharmaceuticals, Inc.* ...................         1,300        32,851
Wyeth ...........................................         5,100       261,120
                                                                  -----------
                                                                    2,780,631

SEMICONDUCTOR EQUIPMENT - 1.6%
Applied Materials, Inc.* ........................         5,000        95,100
KLA-Tencor Corporation* .........................           700        30,793
Novellus Systems, Inc.* .........................         1,900        64,600
                                                                  -----------
                                                                      190,493

SEMICONDUCTORS - 5.8%
Analog Devices, Inc.* ...........................         1,700        50,490
Applied Micro Circuits
   Corporation* .................................           400         1,892
Broadcom Corporation* ...........................           700        12,278
Intel Corporation ...............................        19,300       352,611
Micron Technology, Inc.* ........................         2,100        42,462
PMC - Sierra, Inc.* .............................           400         3,708
Texas Instruments, Inc. .........................         6,900       163,530
Xilinx, Inc.* ...................................         3,200        71,776
                                                                  -----------
                                                                      698,747

SOFT DRINKS - 5.2%
Coca-Cola Company ...............................         6,500       364,000
PepsiCo, Inc. ...................................         5,400       260,280
                                                                  -----------
                                                                      624,280

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE - 9.1%
Adobe Systems, Inc. .............................         1,700   $    48,450
BEA Systems, Inc.* ..............................         1,500        14,115
Microsoft Corporation* ..........................        14,900       806,388
Oracle Corporation* .............................        17,300       163,831
Veritas Software Corporation* ...................         2,700        53,433
                                                                  -----------
                                                                    1,086,217

TELECOMMUNICATIONS EQUIPMENT - 0.9%
Comverse Technology, Inc.* ......................           600         5,556
Corning, Inc.* ..................................         1,600         5,680
Corvis Corporation* .............................           200           130
JDS Uniphase Corporation* .......................         1,900         5,111
Qualcomm, Inc.* .................................         2,300        63,227
Scientific-Atlanta, Inc. ........................         1,900        31,255
Sonus Networks, Inc.* ...........................         1,300         2,626
                                                                  -----------
                                                                      113,585

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Nextel Communications, Inc.* ....................           900         2,889
Sprint Corporation (PCS Group)* .................         2,900        12,963
                                                                  -----------
                                                                       15,852
                                                                  -----------
   Total common stocks - 98.8% ................................    11,811,665

REPURCHASE AGREEMENT - 0.9%
---------------------------
State Street, 0.65% - 07-01-02
(Collateralized by FNMA 4.25% -
   07-01-03 with a value of
   $114,572) .....................................     $111,357       111,357
                                                                  -----------
   Total investments - 99.7% ..................................    11,923,022
   Cash and other assets, less liabilities - 0.3% .............        32,149
                                                                  -----------
   Total net assets - 100.0% ..................................   $11,955,171
                                                                  ===========

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security

--------------------------------------------------------------------------------
                           85 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES L (CAPITAL GROWTH)
                                                       NUMBER         MARKET
COMMON STOCKS                                         OF SHARES       VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.5%
Amgen, Inc.* .....................................        5,500    $    230,340

BREWERS - 1.0%
Anheuser-Busch Companies, Inc. ...................        2,900         145,000

BROADCASTING & CABLE TV - 1.8%
Clear Channel Communications,
    Inc.* ........................................        4,100         131,282
Comcast Corporation* .............................        5,900         138,237
                                                                   ------------
                                                                        269,519

COMPUTER HARDWARE - 0.7%
Dell Computer Corporation* .......................        4,200         109,788

CONSUMER FINANCE - 6.4%
Household International, Inc. ....................        3,900         193,830
MBNA Corporation .................................       22,900         757,303
                                                                   ------------
                                                                        951,133

DATA PROCESSING SERVICES - 3.0%
Concord EFS, Inc.* ...............................        7,300         220,022
First Data Corporation ...........................        6,100         229,726
                                                                   ------------
                                                                        449,748

DEPARTMENT STORES - 6.2%
Kohl's Corporation* ..............................       13,100         918,048

DIVERSIFIED FINANCIAL SERVICES - 13.7%
Citigroup, Inc. ..................................       20,420         791,275
Fannie Mae .......................................        2,000         147,500
Freddie Mac ......................................       11,100         679,320
Goldman Sachs Group, Inc. ........................        1,700         124,695
Merrill Lynch & Company, Inc. ....................        6,400         259,200
Morgan Stanley ...................................          700          30,156
                                                                   ------------
                                                                      2,032,146

DRUG RETAIL - 2.8%
Walgreen Company .................................       10,800         417,204

GENERAL MERCHANDISE STORES - 3.9%
Target Corporation ...............................        7,000         259,980
Wal-Mart Stores, Inc. ............................        5,800         319,058
                                                                   ------------
                                                                        579,038

HEALTH CARE DISTRIBUTORS & SERVICES - 8.7%
Cardinal Health, Inc. ............................        6,400         393,024
Baxter International, Inc. .......................        5,000         222,200
Medtronic, Inc. ..................................        5,100         218,535
Tenet Healthcare Corporation* ....................        6,500         465,075
                                                                   ------------
                                                                      1,298,834

HOME IMPROVEMENT RETAIL - 4.2%
Home Depot, Inc. .................................       17,200         631,756

HOUSEHOLD PRODUCTS - 0.3%
Procter & Gamble Company .........................          500          44,650

INDUSTRIAL CONGLOMERATES - 3.9%
General Electric Company .........................       20,100         583,905

                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES - 0.6%
Electronic Data Systems
   Corporation ...................................        2,500    $     92,875

MANAGED HEALTH CARE - 4.0%
Unitedhealth Group, Inc. .........................        5,400         494,370
Wellpoint Health Networks, Inc.* .................        1,200          93,372
                                                                   ------------
                                                                        587,742

MOTORCYCLE MANUFACTURERS - 1.1%
Harley-Davidson, Inc. ............................        3,100         158,937

MOVIES & ENTERTAINMENT - 4.8%
AOL Time Warner, Inc.* ...........................       17,585         258,676
Viacom, Inc. (Cl.B)* .............................       10,100         448,137
                                                                   ------------
                                                                        706,813

MULTI-LINE INSURANCE - 3.4%
American International Group,
   Inc. ..........................................        7,300         498,079

NETWORKING EQUIPMENT - 2.6%
Cisco Systems, Inc.* .............................       27,300         380,835

PACKAGED FOODS - 0.0%
J.M. Smucker Company .............................           10             341

PERSONAL PRODUCTS - 0.6%
Avon Products, Inc. ..............................        1,600          83,584

PHARMACEUTICALS - 9.8%
Johnson & Johnson ................................        7,400         386,724
Pfizer, Inc. .....................................       25,100         878,500
Wyeth ............................................        3,600         184,320
                                                                   ------------
                                                                      1,449,544

PROPERTY & CASUALTY INSURANCE - 1.1%
Ace, Ltd. ........................................        2,700          85,320
Travelers Property Casualty
   Corporation* ..................................        4,600          81,420
                                                                   ------------
                                                                        166,740

SEMICONDUCTOR EQUIPMENT - 0.6%
Applied Materials, Inc.* .........................        4,400          83,688

SEMICONDUCTORS - 2.9%
Intel Corporation ................................       15,600         285,012
Maxim Integrated Products, Inc.* .................        2,100          80,493
Texas Instruments, Inc. ..........................        2,800          66,360
                                                                   ------------
                                                                        431,865

SOFT DRINKS - 0.4%
Pepsico, Inc. ....................................        1,200          57,840

SYSTEMS SOFTWARE - 5.1%
Microsoft Corporation* ...........................       13,500         730,620
Veritas Software Corporation* ....................        1,300          25,727
                                                                   ------------
                                                                        756,347

TELECOMMUNICATIONS EQUIPMENT - 2.6%
Nokia Oyj ADR ....................................       26,800         388,064

--------------------------------------------------------------------------------
                           86 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
(UNAUDITED)

SERIES L (CAPITAL GROWTH) (CONTINUED)
                                                      PRINCIPAL
                                                      AMOUNT OR
                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------------------------------------------------------------
TOBACCO - 0.4%
Philip Morris Companies, Inc. ....................        1,400    $     61,152
                                                                   ------------
   Total common stocks - 98.1% ................................      14,565,555

REPURCHASE AGREEMENT - 2.0%
---------------------------
State Street, 0.65%, 07-01-02
   (Collateralized by FNMA,
   4.25% - 07-01-03 with a
   value of $307,262) ............................   $  301,166         301,166
                                                                   ------------
   Total investments - 100.1% .................................      14,866,721
   Liabilities, less cash and other
   assets - (0.1%) ............................................         (11,911)
                                                                   ------------
   Total net assets - 100.0% ...................................   $ 14,854,810
                                                                   ============

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

--------------------------------------------------------------------------------
                           87 SEE ACCOMPANYING NOTES.

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

SERIES T (TECHNOLOGY)
                                                       NUMBER         MARKET
COMMON STOCKS                                         OF SHARES       VALUE
--------------------------------------------------------------------------------
APPLICATION SOFTWARE - 0.3%
i2 Technologies, Inc.* ...........................       27,400    $    40,552

BROADCASTING & CABLE TV - 0.9%
USA Interactive* .................................        4,300        100,835

COMPUTER HARDWARE - 15.3%
Dell Computer Corporation* .......................       16,300        426,082
Hewlett-Packard Company ..........................       21,188        323,753
International Business Machines
   Corporation ...................................       13,400        964,800
Sun Microsystems, Inc.* ..........................       19,500         97,695
                                                                   -----------
                                                                     1,812,330

COMPUTER STORAGE & PERIPHERALS - 8.2%
Lexmark International, Inc.* .....................        9,800        533,120
Maxtor Corporation* ..............................       96,552        436,415
                                                                   -----------
                                                                       969,535

DATA PROCESSING SERVICES - 16.2%
Bisys Group, Inc.* ...............................       16,000        532,800
First Data Corporation ...........................       21,300        802,158
Sabre Holdings Corporation* ......................       16,150        578,170
                                                                   -----------
                                                                     1,913,128

DIVERSIFIED COMMERCIAL SERVICES - 4.3%
Cendant Corporation* .............................       31,800        504,984

EMPLOYMENT SERVICES - 1.8%
Resources Connection, Inc.* ......................        8,000        215,920

INTERNET SOFTWARE & SERVICES - 1.3%
Expedia, Inc.* ...................................          500         29,645
VeriSign, Inc.* ..................................        9,905         71,217
Vignette Corporation* ............................       27,200         53,584
                                                                   -----------
                                                                       154,446

IT CONSULTING & SERVICES - 3.5%
Accenture,  Ltd.* ................................       22,000        418,000

MOVIES & ENTERTAINMENT - 1.8%
AOL Time Warner, Inc.* ...........................       14,400        211,824

NETWORKING EQUIPMENT - 11.7%
Brocade Communication Systems,
Inc.* ............................................       16,300        284,924
Cisco Systems, Inc.* .............................       78,800      1,099,260
                                                                   -----------
                                                                     1,384,184

SEMICONDUCTORS - 7.4%
Fairchild Semiconductor
   Corporation* ..................................        7,800        189,540
Intel Corporation ................................       18,000        328,860
OmniVision Technologies, Inc.* ...................       21,100        302,785
Xilinx, Inc.* ....................................        2,600         58,318
                                                                   -----------
                                                                       879,503

SYSTEMS SOFTWARE - 16.8%
Microsoft Corporation* ...........................       25,700      1,390,884
Oracle Corporation* ..............................       63,500        601,345
                                                                   -----------
                                                                     1,992,229

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 3.7%
Motorola, Inc. ...................................       16,900    $   243,698
Nokia Oyj Adr ....................................       13,000        188,240
                                                                   -----------
                                                                       431,938
                                                                   -----------
   Total common stocks - 93.2% ................................     11,029,408

REPURCHASE AGREEMENT - 5.6%
---------------------------
State Street, 0.65%, .............................                    07-01-02
   (Collateralized by FNMA,
   3.65% - 05-23-04, with a value
   of $669,204) ..................................  $   654,959        654,959
                                                                   -----------
   Total investments - 98.8% ..................................     11,684,367
   Cash and other assets, less liabilities - 1.2% .............        145,899
                                                                   -----------
   Total net assets - 100.0% ..................................    $11,830,266
                                                                   ===========

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

* Non-income producing security

--------------------------------------------------------------------------------
                           88 SEE ACCOMPANYING NOTES.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)
                                                                     SERIES B        SERIES C                       SERIES E
                                                     SERIES A       (LARGE CAP        (MONEY        SERIES D      (DIVERSIFIED
                                                     (EQUITY)          VALUE)         MARKET)       (GLOBAL)         INCOME)
                                                   ---------------------------------------------------------------------------
ASSETS
Investments, at value(1) .......................   $618,587,558    $483,362,862    $128,537,588   $372,783,907    $158,525,454
Repurchase agreements, at value(1) .............      1,657,000              --          41,000             --         231,000
Cash ...........................................         13,971          10,043             436             --           5,927
Receivables:
   Securities sold .............................      4,038,835              --         341,265        401,372       1,650,495
   Interest ....................................             --              --          45,590         14,222       2,004,000
   Dividends ...................................        574,774         323,734              --        473,582              --
Foreign taxes recoverable ......................             --              --              --        147,200              --
Prepaid expenses ...............................          9,087           6,252           1,141         10,866           1,187
                                                   ------------    ------------    ------------   ------------    ------------
   Total assets ................................    624,881,225     483,702,891     128,967,020    373,831,149     162,418,063
                                                   ------------    ------------    ------------   ------------    ------------
LIABILITIES
Cash overdraft .................................   $         --    $         --    $         --   $    544,273    $         --
Cash overdraft, cash denominated in a
   foreign currency, at value(2) ...............             --              --              --        229,850              --
Payable for:
   Securities purchased ........................      5,391,423      13,199,342              --      1,440,368              --
   Management fees .............................        396,906         300,990          51,877        312,381          90,875
   Custodian fees ..............................          2,964             948           1,151             --             673
   Transfer and administration fees ............         24,786          18,970           5,597         46,244           6,290
   Professional fees ...........................         21,533          14,319           3,688         13,953           5,314
   Other .......................................         61,526          41,917           9,650         33,927           6,335
                                                   ------------    ------------    ------------   ------------    ------------
     Total liabilities .........................      5,899,138      13,576,486          71,963      2,620,996         109,487
                                                   ------------    ------------    ------------   ------------    ------------
NET ASSETS .....................................   $618,982,087    $470,126,405    $128,895,057   $371,210,153    $162,308,576
                                                   ============    ============    ============   ============    ============
NET ASSETS CONSIST OF:
Paid in capital ................................   $596,684,135    $778,850,375    $128,038,995   $393,668,246    $177,725,971
Accumulated undistributed net
   investment income ...........................      1,320,834       1,227,901         841,273        958,078       3,913,484
Accumulated undistributed net realized
   loss on sale of investments, futures
   and foreign currency transactions ...........    (12,493,601)   (265,112,512)             --    (31,513,715)    (21,628,469)
Net unrealized appreciation (depreciation)
   in value of investments and translation of
   assets and liabilities in foreign currency ..     33,470,719     (44,839,359)         14,789      8,097,544
                                                                                                                     2,297,590
                                                   ------------    ------------    ------------   ------------    ------------
     Total net assets ..........................   $618,982,087    $470,126,405    $128,895,057   $371,210,153    $162,308,576
                                                   ============    ============    ============   ============    ============
Capital shares authorized ......................     indefinite      indefinite      indefinite     indefinite      indefinite
Capital shares outstanding .....................     32,891,555      28,966,127      10,833,730     63,845,977      14,502,334
Net asset value per share (net assets
   divided by shares outstanding) ..............   $      18.82    $      16.23    $      11.90   $       5.81    $      11.19
                                                   ============    ============    ============   ============    ============

(1)Investments, including repurchase
   agreements, at cost .........................   $586,773,839    $528,202,221    $128,563,799   $364,714,641    $156,458,864
(2)Cash denominated in a foreign currency,
   at cost .....................................             --              --              --       (231,042)             --

--------------------------------------------------------------------------------
                           89 SEE ACCOMPANYING NOTES.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2002
(UNAUDITED)
                                                                                                                     SERIES K
                                                     SERIES G        SERIES H                        SERIES J        (GLOBAL
                                                    (LARGE CAP      (ENHANCED       SERIES I         (MID CAP        STRATEGIC
                                                      GROWTH)         INDEX)     (INTERNATIONAL)      GROWTH)         INCOME)
                                                 ------------------------------------------------------------------------------
ASSETS
Investments, at value(1) .......................   $ 11,811,665    $ 34,378,183    $ 16,370,767    $365,696,776    $ 14,241,029
Repurchase agreements, at value(1) .............        111,357       1,864,000         880,348              --       2,411,000
Collateral received for securities loaned,
   at value ....................................      1,601,565              --       1,668,737              --              --
Cash ...........................................             --             432              --              --              --
Cash denominated in a foreign currency,
   at value(2) .................................             --              --         285,978              --          41,322
Unrealized appreciation on forward foreign
   exchange contracts ..........................             --              --         300,174              --          22,853
Receivables:
   Securities sold .............................         40,033              --          40,064       5,091,843         731,815
   Interest ....................................             --              --              --              --         301,536
   Dividends ...................................         10,282          40,317          16,307          23,650              --
Security Management Company ....................             --              --           2,755              --              --
Foreign taxes recoverable ......................             --              --           9,936              --           1,545
Prepaid expenses ...............................             86             430             172           5,273             154
                                                   ------------    ------------    ------------    ------------    ------------
   Total assets ................................     13,574,988      36,283,362      19,575,238     370,817,542      17,751,254
                                                   ------------    ------------    ------------    ------------    ------------
LIABILITIES
Cash overdraft .................................   $         --    $         --    $        202    $  2,662,123    $     17,721
Unrealized depreciation on forward foreign
   exchange contracts ..........................             --              --         287,912              --         149,110
Payable for:
   Securities loaned ...........................      1,601,565              --       1,668,737              --              --
   Securities purchased ........................             --              --         160,856         104,400         781,278
   Written options .............................             --              --              --       1,733,220              --
   Variation margin ............................             --           4,200              --              --              39
   Management fees .............................         11,889          23,043          14,817         240,038           9,957
   Custodian fees ..............................            929             649          17,694           1,181           3,378
   Transfer and administration fees ............          1,538           3,269           6,096          15,321           1,234
   Professional fees ...........................          2,708           2,747           3,371           9,451           8,588
   Other .......................................          1,188           3,836           1,345          36,368             504
                                                   ------------    ------------    ------------    ------------    ------------
     Total liabilities .........................      1,619,817          37,744       2,161,030       4,802,102         971,809
                                                   ------------    ------------    ------------    ------------    ------------
NET ASSETS .....................................   $ 11,955,171    $ 36,245,618    $ 17,414,208    $366,015,440    $ 16,779,445
                                                   ============    ============    ============    ============    ============
NET ASSETS CONSIST OF:
Paid in capital ................................   $ 20,826,827    $ 51,413,462    $ 23,436,234    $399,744,893    $ 18,303,610
Accumulated undistributed net
   investment income (loss) ....................        (30,455)         90,707         (41,291)     (1,219,774)        484,732
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures
   and foreign currency transactions ...........     (1,490,529)     (5,273,429)     (5,965,959)     27,226,336      (1,525,832)
Net unrealized depreciation in value of
   investments futures, options written and
   translation of assets and liabilities in
   foreign currency ............................     (7,350,672)     (9,985,122)        (14,776)    (59,736,015)       (483,065)
                                                   ------------    ------------    ------------    ------------    ------------
     Total net assets ..........................   $ 11,955,171    $ 36,245,618    $ 17,414,208    $366,015,440    $ 16,779,445
                                                   ============    ============    ============    ============    ============
Capital shares authorized ......................     indefinite      indefinite      indefinite      indefinite      indefinite
Capital shares outstanding .....................      2,235,991       4,900,164       2,262,018      19,337,793       1,799,695
Net asset value per share (net assets
   divided by shares outstanding) ..............   $       5.35    $       7.40    $       7.70    $      18.93    $       9.32
                                                   ============    ============    ============    ============    ============

(1)Investments including repurchase
   agreements, at cost .........................   $ 19,273,694    $ 46,216,335    $ 17,280,795    $424,645,233    $ 17,012,518
(2)Cash denominated in a foreign currency,
   at cost .....................................             --              --         284,986              --          40,357

--------------------------------------------------------------------------------
                           90 SEE ACCOMPANYING NOTES.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2002
(UNAUDITED)
                                                   SERIES L         SERIES M         SERIES N        SERIES O
                                                   (CAPITAL       (GLOBAL TOTAL   (MANAGED ASSET     (EQUITY
                                                    GROWTH)           RETURN)       ALLOCATION)      INCOME)
                                                 --------------------------------------------------------------
ASSETS
Investments, at value(1) .......................   $ 14,565,555    $ 20,536,503    $ 83,501,697    $185,267,991
Repurchase agreements, at value(1) .............        301,166       1,319,000              --              --
Collateral received for securities loaned,
   at value ....................................        326,846       2,070,769       7,689,709         571,585
Cash ...........................................             --           1,707           3,264              --
Cash denominated in a foreign currency,
   at value(2) .................................             --         343,849              --              --
Unrealized appreciation on forward foreign
   exchange contracts ..........................             --         227,501              --              --
Receivables:
   Securities sold .............................             --         924,132       1,624,193         721,665
   Interest ....................................             --          83,922         390,577          10,771
   Dividends ...................................          9,528          19,798          62,447         324,051
   Variation margin ............................             --          24,384              --              --
Foreign taxes recoverable ......................             --           3,033           8,889              --
Prepaid expenses ...............................            188             297             848           1,757
                                                   ------------    ------------    ------------    ------------
   Total assets ................................     15,203,283      25,554,895      93,281,624     186,897,820
                                                   ------------    ------------    ------------    ------------
LIABILITIES
Cash overdraft .................................   $          6    $         --    $         --    $     18,846
Cash overdraft, cash denominated in a
   foreign currency, at value(2) ...............             --              --          24,521              --
Unrealized depreciation on forward foreign
   exchange contracts ..........................             --         188,316              --              --
Payable for:
   Securities loaned ...........................        326,846       2,070,769       7,689,709         571,585
   Securities purchased ........................             --       1,026,540       6,012,366         286,865
   Written options .............................             --              --              --              --
   Variation margin ............................             --           2,262              --              --
   Management fees .............................         14,332          18,642          66,693         157,294
   Custodian fees ..............................          1,715           5,559          10,435           1,877
   Transfer and administration fees ............          1,739           6,440          10,385           8,051
   Professional fees ...........................          2,702           3,199           5,121           6,758
   Other .......................................          1,133          18,525          21,160          10,726
                                                   ------------    ------------    ------------    ------------
     Total liabilities .........................        348,473       3,340,252      13,840,390       1,062,002
                                                   ------------    ------------    ------------    ------------
NET ASSETS .....................................   $ 14,854,810    $ 22,214,643    $ 79,441,234    $185,835,818
                                                   ============    ============    ============    ============
NET ASSETS CONSIST OF:
Paid in capital ................................   $ 27,108,855    $ 27,964,253    $ 83,534,793    $187,781,442
Accumulated undistributed net
   investment income (loss) ....................        (47,679)         95,516         911,328       1,053,275
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures
   and foreign currency transactions ...........     (9,108,656)     (5,083,825)     (2,663,538)      2,801,601
Net unrealized depreciation
   in value of investments, futures and
   translation of assets and liabilities in
   foreign currency ............................     (3,097,710)       (761,301)     (2,341,349)     (5,800,500)
                                                   ------------    ------------    ------------    ------------
     Total net assets ..........................   $ 14,854,810    $ 22,214,643    $ 79,441,234    $185,835,818
                                                   ============    ============    ============    ============
Capital shares authorized ......................     indefinite      indefinite      indefinite      indefinite
Capital shares outstanding .....................      2,749,613       2,735,543       6,231,418      12,515,107
Net asset value per share (net assets
   divided by shares outstanding) ..............   $       5.40    $       8.12    $      12.75    $      14.85
                                                   ============    ============    ============    ============

(1)Investments, including repurchase
   agreements, at cost .........................   $ 17,964,431    $ 22,606,151    $ 85,846,219    $191,068,491
(2)Cash denominated in a foreign currency,
   at cost .....................................             --         344,756         (24,479)             --

--------------------------------------------------------------------------------
                           91 SEE ACCOMPANYING NOTES.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)
                                                                     SERIES Q      SERIES S
                                                  SERIES P         (SMALL CAP       (SOCIAL         SERIES T
                                                (HIGH YIELD)          VALUE)       AWARENESS)     (TECHNOLOGY)
                                               -----------------------------------------------------------------
ASSETS
Investments, at value(1) ......................   $ 26,641,015    $ 74,696,898    $130,014,675    $ 11,029,408
Repurchase agreements, at value(1) ............      1,103,000       4,692,431              --         654,959
Collateral received for securities loaned,
   at value ...................................             --              --              --       2,428,287
Cash ..........................................         13,527          26,440              --              --
Receivables:
   Securities sold ............................             --         112,959         299,664         451,148
   Interest ...................................        617,018              --              --              --
   Dividends ..................................          1,449          20,014         106,866           2,791
Prepaid expenses ..............................            273             353           1,862             179
                                                  ------------    ------------    ------------    ------------
   Total assets ...............................     28,376,282      79,549,095     130,423,067      14,566,772
                                                  ------------    ------------    ------------    ------------
LIABILITIES
Cash overdraft ................................   $         --    $         --    $    188,267    $         12
Payable for:
   Securities loaned ..........................             --              --              --       2,428,287
   Securities purchased .......................                        104,531              --         286,787
   Written options ............................             --         537,360              --              --
   Management fees ............................         18,718          69,461          83,783          10,181
   Custodian fees .............................            428           7,844             426           1,554
   Transfer and administration fees ...........          1,596           6,797           5,866             916
   Professional fees ..........................          2,695           2,785           6,934           7,706
   Other ......................................          1,458           1,100          12,970           1,063
                                                  ------------    ------------    ------------    ------------
     Total liabilities ........................         24,895         729,878         298,246       2,736,506
                                                  ------------    ------------    ------------    ------------
NET ASSETS ....................................   $ 28,351,387    $ 78,819,217    $130,124,821    $ 11,830,266
                                                  ============    ============    ============    ============
NET ASSETS CONSIST OF:
Paid in capital ...............................   $ 33,715,862    $ 69,914,964    $142,117,491    $ 31,241,761
Accumulated undistributed net
   investment income (loss) ...................      1,185,136        (231,291)        123,512        (101,521)
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures
   and foreign currency transactions ..........     (1,381,504)      2,806,762      (4,469,948)    (16,115,100)
Net unrealized appreciation (depreciation)
   in value of investments, options written
   and translation of assets and liabilities in
   foreign currency ...........................     (5,168,107)      6,328,782      (7,646,234)     (3,194,874)
                                                  ------------    ------------    ------------    ------------
     Total net assets .........................   $ 28,351,387    $ 78,819,217    $130,124,821    $ 11,830,266
                                                  ============    ============    ============    ============
Capital shares authorized .....................     indefinite      indefinite      indefinite      indefinite
Capital shares outstanding ....................      2,117,778       5,717,776       6,691,686       3,697,508
Net asset value per share (net assets
   divided by shares outstanding) .............   $      13.39    $      13.78    $      19.45    $       3.20
                                                  ============    ============    ============    ============

(1)Investments, including repurchase
   agreements, at cost ........................   $ 32,912,122    $ 73,225,540    $137,660,909    $ 14,879,241

--------------------------------------------------------------------------------
                           92 SEE ACCOMPANYING NOTES.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2002
(UNAUDITED)
                                                                    SERIES W
                                                     SERIES V     (MAIN STREET      SERIES X
                                                     (MID CAP       GROWTH &       (SMALL CAP       SERIES Y
                                                      VALUE)       INCOME(R))        GROWTH)       (SELECT 25)
                                                ----------------------------------------------------------------
ASSETS
Investments, at value(1) .......................   $192,637,646   $ 38,035,758    $ 59,933,481    $ 38,710,068
Repurchase agreements, at value(1) .............             --      1,407,911       1,286,000         543,000
Cash ...........................................             --             64           1,743             872
Receivables:
   Securities sold .............................      7,985,497        290,335         205,128              --
   Interest ....................................         42,921             --              --              --
   Dividends ...................................        159,886         42,726           1,535          22,225
Prepaid expenses ...............................          1,368            282             913             584
                                                   ------------   ------------    ------------    ------------
   Total assets ................................    200,827,318     39,777,076      61,428,800      39,276,749
                                                   ------------   ------------    ------------    ------------
LIABILITIES
Cash overdraft .................................   $  6,310,099   $         --    $         --    $         --
Payable for:
   Securities purchased ........................             --        241,049         539,640              --
   Written options .............................      1,205,100             --              --              --
   Management fees .............................        124,188         32,954          50,327          25,870
   Custodian fees ..............................          1,268          6,866           2,032             301
   Transfer and administration fees ............          8,051          3,467           5,083           3,636
   Professional fees ...........................          3,058          2,687           3,151           3,171
   Other .......................................          7,508          2,276           6,253           3,599
                                                   ------------   ------------    ------------    ------------
     Total liabilities .........................      7,659,272        289,299         606,486          36,577
                                                   ------------   ------------    ------------    ------------
NET ASSETS .....................................   $193,168,046   $ 39,487,777    $ 60,822,314    $ 39,240,172
                                                   ============   ============    ============    ============
NET ASSETS CONSIST OF:
Paid in capital ................................   $171,089,478   $ 48,417,494    $113,786,012    $ 61,643,457
Accumulated undistributed net
   investment income (loss) ....................        373,185         25,373        (340,439)        (71,432)
Accumulated undistributed net realized
   gain (loss) on sale of investments, futures
   and foreign currency transactions ...........      9,176,317     (6,202,687)    (57,751,586)    (11,169,000)
Net unrealized appreciation (depreciation) in
   value of investments and options written ....     12,529,066     (2,752,403)      5,128,327     (11,162,853)
                                                   ------------   ------------    ------------    ------------
     Total net assets ..........................   $193,168,046   $ 39,487,777    $ 60,822,314    $ 39,240,172
                                                   ============   ============    ============    ============
Capital shares authorized ......................     indefinite     indefinite      indefinite      indefinite
Capital shares outstanding .....................      8,704,093      5,278,877       5,506,597       5,189,491
Net asset value per share (net assets
   divided by shares outstanding) ..............   $      22.19   $       7.48    $      11.05    $       7.56
                                                   ============   ============    ============    ============

(1)Investments, including repurchase
   agreements, at cost .........................   $179,591,478   $ 42,196,072    $ 56,091,154    $ 50,415,921

--------------------------------------------------------------------------------
                           93 SEE ACCOMPANYING NOTES.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
                                                                     SERIES B         SERIES C                        SERIES E
                                                    SERIES A        (LARGE CAP         (MONEY        SERIES D       (DIVERSIFIED
                                                    (EQUITY)          VALUE)           MARKET)       (GLOBAL)          INCOME)
                                                  -------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends ...................................   $  4,000,843    $  3,308,813    $         --    $  3,636,475    $         --
   Interest ....................................        313,634          92,781       1,173,529          59,465       4,456,133
                                                   ------------    ------------    ------------    ------------    ------------
                                                      4,314,477       3,401,594       1,173,529       3,695,940       4,456,133
   Less: Foreign tax expense ...................             --          10,126              --        (232,379)             --
                                                   ------------    ------------    ------------    ------------    ------------
     Total investment income ...................      4,314,477       3,411,720       1,173,529       3,463,561       4,456,133

EXPENSES
   Management fees .............................      2,712,234       1,969,740         304,148       2,041,928         529,590
   Custodian fees ..............................         14,083          10,918           4,708          46,709           4,182
   Transfer/maintenance fees ...................          4,701           4,452           4,443           4,607           4,075
   Administration fees .........................        162,737         118,187          27,374         296,079          31,776
   Directors' fees .............................         10,478           7,488           1,935           5,732           2,161
   Professional fees ...........................         22,316          14,876           3,967          14,380           5,455
   Reports to shareholders .....................         38,184          27,273           7,729          20,828           4,760
   Other expenses ..............................         13,365           9,258           1,665           7,379           1,738
   Marketing fees paid indirectly ..............          1,404         209,796              --              --              --
                                                   ------------    ------------    ------------    ------------    ------------
     Total expenses ............................      2,979,502       2,371,988         355,969       2,437,642         583,737
     Less: Fees paid indirectly ................         (1,404)       (209,796)             --              --              --
                                                   ------------    ------------    ------------    ------------    ------------
     Net expenses ..............................      2,978,098       2,162,192         355,969       2,437,642         583,737
                                                   ------------    ------------    ------------    ------------    ------------
     Net investment income .....................      1,336,379       1,249,528         817,560       1,025,919       3,872,396

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments .................................     23,730,598     (24,653,585)             --     (13,927,269)        127,727
   Futures .....................................     (1,231,249)             --              --              --              --
   Foreign currency transactions ...............             --              --              --      (6,505,953)             --
                                                   ------------    ------------    ------------    ------------    ------------
     Net realized gain (loss) ..................     22,499,349     (24,653,585)             --     (20,433,222)        127,727

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments .................................   (141,737,211)    (41,281,456)        (41,082)    (13,213,540)        757,456
   Translation of assets and liabilities in
     foreign currencies ........................             --              --              --          25,417              --
                                                   ------------    ------------    ------------    ------------    ------------
   Net unrealized appreciation (depreciation) ..   (141,737,211)    (41,281,456)        (41,082)    (13,188,123)        757,456
                                                   ------------    ------------    ------------    ------------    ------------
     Net gain (loss) ...........................   (119,237,862)    (65,935,041)        (41,082)    (33,621,345)        885,183
                                                   ------------    ------------    ------------    ------------    ------------
        Net increase (decrease) in net
        assets resulting from operations .......   ($117,901,483)  ($64,685,513)   $    776,478    ($32,595,426)   $  4,757,579
                                                   =============   ============    ============    ============    ============

--------------------------------------------------------------------------------
                           94 SEE ACCOMPANYING NOTES.

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
                                                                                                                     SERIES K
                                                     SERIES G         SERIES H                        SERIES J        (GLOBAL
                                                    (LARGE CAP       (ENHANCED       SERIES I         (MID CAP       STRATEGIC
                                                      GROWTH)          INDEX)     (INTERNATIONAL)      GROWTH)        INCOME)
                                                 -------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends ...................................   $     59,983    $    265,627    $    195,412    $    485,356    $         27
   Securities lending ..........................          2,007              --           8,497              --              --
   Interest ....................................          8,131          21,796           2,544          83,004         625,521
                                                   ------------    ------------    ------------    ------------    ------------
                                                         70,121         287,423         206,453         568,360         625,548
   Less: Foreign tax expense ...................             --             (17)        (26,190)         (2,753)             --
                                                   ------------    ------------    ------------    ------------    ------------
     Total investment income ...................         70,121         287,406         180,263         565,607         625,548

EXPENSES
   Management fees .............................         84,362         150,904          88,495       1,625,522          58,804
   Custodian fees ..............................          2,130          12,668          52,495          10,604           9,716
   Transfer/maintenance fees ...................          2,150           2,314           2,397           4,412           3,028
   Administration fees .........................          7,593          18,109          33,620          97,533          33,528
   Directors' fees .............................            259             734             247           6,292             188
   Professional fees ...........................          3,224           3,488           5,893           9,917           3,620
   Reports to shareholders .....................            659           1,785             793          23,307             471
   Registration fees ...........................             --              --               9              --              --
   Other expenses ..............................            199             635             261           7,794             183
   Marketing fees paid indirectly ..............             24              --              --           1,549              --
                                                   ------------    ------------    ------------    ------------    ------------
     Total expenses ............................        100,600         190,637         184,210       1,786,930         109,538
     Less: Reimbursement of expenses ...........             --              --          (2,755)             --              --
           Fees paid indirectly ................            (24)             --              --          (1,549)             --
                                                   ------------    ------------    ------------    ------------    ------------
     Net expenses ..............................        100,576         190,637         181,455       1,785,381         109,538
                                                   ------------    ------------    ------------    ------------    ------------
     Net investment income (loss) ..............        (30,455)         96,769          (1,192)     (1,219,774)        516,010

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments .................................       (915,631)     (2,124,725)       (567,393)     25,486,154        (380,940)
   Futures .....................................             --              --          35,193              --           1,161
   Options written .............................             --              --        (118,750)      1,741,243             515
   Foreign currency transactions ...............             --              --         133,700              --        (131,032)
                                                   ------------    ------------    ------------    ------------    ------------
     Net realized gain (loss) ..................       (915,631)     (2,124,725)       (517,250)     27,227,397        (510,296)

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments .................................     (2,981,742)     (3,783,158)        165,229    (100,953,185)        274,612
   Futures .....................................             --              --           5,902              --            (657)
   Options Written .............................             --              --         180,240      (1,748,869)            165
   Translation of assets and liabilities in
     foreign currencies ........................             --              --         (35,970)             --        (149,891)
                                                   ------------    ------------    ------------    ------------    ------------
   Net unrealized appreciation (depreciation) ..     (2,981,742)     (3,783,158)        315,401    (102,702,054)        124,229
                                                   ------------    ------------    ------------    ------------    ------------
     Net loss ..................................     (3,897,373)     (5,907,883)       (201,849)    (75,474,657)       (386,067)
                                                   ------------    ------------    ------------    ------------    ------------
        Net increase (decrease) in net
        assets resulting from operations .......   ($ 3,927,828)   ($ 5,811,114)   ($   203,041)   ($76,694,431)   $    129,943
                                                   ============    ============    ============    ============    ============

--------------------------------------------------------------------------------
                           95 SEE ACCOMPANYING NOTES.

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
                                                   SERIES L         SERIES M       SERIES N         SERIES O
                                                   (CAPITAL      (GLOBAL TOTAL  (MANAGED ASSET      (EQUITY
                                                    GROWTH)          RETURN)      ALLOCATION)        INCOME)
                                                 ---------------------------------------------------------------
INVESTMENT INCOME:
   Dividends ...................................   $     67,730    $    137,821    $    471,640    $  2,005,824
   Securities lending ..........................          3,403           5,111          19,387           4,787
   Interest ....................................          1,272         107,940       1,030,419          87,331
                                                   ------------    ------------    ------------    ------------
                                                         72,405         250,872       1,521,446       2,097,942
   Less: Foreign tax expense ...................             --         (11,269)        (23,103)             --
                                                   ------------    ------------    ------------    ------------
     Total investment income ...................         72,405         239,603       1,498,343       2,097,942

EXPENSES
   Management fees .............................        100,436         119,185         422,122         961,192
   Custodian fees ..............................          3,871          18,687          29,802           5,284
   Transfer/maintenance fees ...................          2,062           2,857           3,471           4,763
   Administration fees .........................          9,039          35,363          61,208          43,254
   Directors' fees .............................            313             341           1,290           2,908
   Professional fees ...........................          3,224           3,224           5,207           6,943
   Reports to shareholders .....................            844           1,191           3,596           7,439
   Other expenses ..............................            295             438           1,262           2,654
   Marketing fees paid indirectly ..............             --              --              --           6,830
                                                   ------------    ------------    ------------    ------------
     Total expenses ............................        120,084         181,286         527,958       1,041,267
     Less: Fees paid indirectly ................             --              --              --          (6,830)
                                                   ------------    ------------    ------------    ------------
     Net expenses ..............................        120,084         181,286         527,958       1,034,437
                                                   ------------    ------------    ------------    ------------
     Net investment income (loss) ..............        (47,679)         58,317         970,385       1,063,505

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments .................................     (2,664,895)     (1,520,056)     (2,226,135)      3,636,397
   Futures .....................................             --        (390,214)             --              --
   Options written .............................             --             688              --              --
   Foreign currency transactions ...............             --          45,598          (8,315)             --
                                                   ------------    ------------    ------------    ------------
     Net realized gain (loss) ..................     (2,664,895)     (1,863,984)     (2,234,450)      3,636,397

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments .................................     (1,960,785)       (126,112)     (2,704,352)    (12,252,388)
   Futures .....................................             --         (62,032)             --              --
   Options Written .............................             --             140              --              --
   Translation of assets and liabilities in
     foreign currencies ........................             --          78,208           4,341              --
                                                   ------------    ------------    ------------    ------------
   Net unrealized depreciation .................     (1,960,785)       (109,796)     (2,700,011)    (12,252,388)
                                                   ------------    ------------    ------------    ------------
     Net loss ..................................     (4,625,680)     (1,973,780)     (4,934,461)     (8,615,991)
                                                   ------------    ------------    ------------    ------------
        Net decrease in net
        assets resulting from operations .......   ($ 4,673,359)   ($ 1,915,463)   ($ 3,964,076)   ($ 7,552,486)
                                                   ============    ============    ============    ============

--------------------------------------------------------------------------------
                           96 SEE ACCOMPANYING NOTES.

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
                                                                      SERIES Q       SERIES S
                                                     SERIES P        (SMALL CAP       (SOCIAL        SERIES T
                                                   (HIGH YIELD)        VALUE)        AWARENESS)    (TECHNOLOGY)
                                                  --------------------------------------------------------------
INVESTMENT INCOME:
   Dividends ...................................   $     10,753    $    179,065    $    743,322    $      8,750
   Securities lending ..........................             --              --              --           5,205
   Interest ....................................      1,338,989          29,198           3,937           1,252
                                                   ------------    ------------    ------------    ------------
     Total investment income ...................      1,349,742         208,263         747,259          15,207

EXPENSES
   Management fees .............................        115,948         372,703         559,994          76,425
   Custodian fees ..............................          2,697          24,116           3,246           5,406
   Transfer/maintenance fees ...................          2,252           2,562           4,039           2,125
   Administration fees .........................          6,957          33,544          33,600          28,439
   Directors' fees .............................            510           1,191           2,164              65
   Professional fees ...........................          3,223           3,342           7,092           3,224
   Reports to shareholders .....................          1,053           1,488           7,836             767
   Other expenses ..............................            420             608           2,742             277
   Marketing fees paid indirectly ..............             --              --             112              --
                                                   ------------    ------------    ------------    ------------
     Total expenses ............................        133,060         439,554         620,825         116,728
     Less: Fees paid indirectly ................             --              --            (112)             --
                                                   ------------    ------------    ------------    ------------
     Net expenses ..............................        133,060         439,554         620,713         116,728
                                                   ------------    ------------    ------------    ------------
     Net investment income (loss) ..............      1,216,682        (231,291)        126,546        (101,521)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments .................................        135,465       2,994,030       2,541,737      (3,516,911)
   Options Written .............................             --         152,258              --              --
                                                   ------------    ------------    ------------    ------------
     Net realized gain (loss) ..................        135,465       3,146,288       2,541,737      (3,516,911)

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments .................................     (1,607,509)      1,791,168     (24,103,413)     (1,847,697)
   Options written .............................             --         280,297              --              --
                                                   ------------    ------------    ------------    ------------
   Net unrealized appreciation (depreciation) ..     (1,607,509)      2,071,465     (24,103,413)     (1,847,697)
                                                   ------------    ------------    ------------    ------------
     Net gain (loss) ...........................     (1,472,044)      5,217,753     (21,561,676)     (5,364,608)
                                                   ------------    ------------    ------------    ------------
        Net increase (decrease) in net
        assets resulting from operations .......   ($   255,362)   $  4,986,462    ($21,435,130)   ($ 5,466,129)
                                                   ============    ============    ============    ============

--------------------------------------------------------------------------------
                           97 SEE ACCOMPANYING NOTES.

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
                                                                      SERIES W
                                                     SERIES V       (MAIN STREET      SERIES X
                                                     (MID CAP         GROWTH &       (SMALL CAP       SERIES Y
                                                      VALUE)         INCOME(R))        GROWTH)      (SELECT 25)
                                                  --------------------------------------------------------------
INVESTMENT INCOME:
   Dividends ...................................   $    973,682    $    266,230    $     41,462    $    117,700
   Interest ....................................        185,000           5,362          14,465          22,437
                                                   ------------    ------------    ------------    ------------
                                                      1,158,682         271,592          55,927         140,137
   Less: Foreign tax expense ...................             --            (177)             --              --
                                                   ------------    ------------    ------------    ------------
     Total investment income ...................      1,158,682         271,415          55,927         140,137

EXPENSES
   Management fees .............................        714,558         198,152         345,043         178,812
   Custodian fees ..............................          6,955          20,347           8,458           1,842
   Transfer/maintenance fees ...................          2,812           2,317           2,584           2,433
   Administration fees .........................         42,874          17,834          31,054          21,458
   Directors' fees .............................          3,103             629           1,020             564
   Professional fees ...........................          3,224           3,224           3,224           3,224
   Reports to shareholders .....................          5,951           1,488           3,671           2,380
   Other expenses ..............................          2,226             447           1,312             856
   Marketing fees paid indirectly ..............            763              --              --              38
                                                   ------------    ------------    ------------    ------------
     Total expenses ............................        782,466         244,438         396,366         211,607
     Less: Fees paid indirectly ................           (763)             --              --             (38)
                                                   ------------    ------------    ------------    ------------
     Net expenses ..............................        781,703         244,438         396,366         211,569
                                                   ------------    ------------    ------------    ------------
     Net investment income (loss) ..............        376,979          26,977        (340,439)        (71,432)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments .................................      8,919,501      (1,786,251)     (4,303,172)     (1,370,455)
   Options written .............................        292,678              --              --              --
   Foreign currency transactions ...............             --            (470)             --              --
                                                   ------------    ------------    ------------    ------------
     Net realized gain (loss) ..................      9,212,179      (1,786,721)     (4,303,172)     (1,370,455)

Net change in unrealized appreciation
   (depreciation) during the period on:
   Investments .................................     (8,000,744)     (1,453,985)     (4,708,815)     (8,022,792)
   Options Written .............................       (543,743)             --              --              --
                                                   ------------    ------------    ------------    ------------
   Net unrealized depreciation .................     (8,544,487)     (1,453,985)     (4,708,815)     (8,022,792)
                                                   ------------    ------------    ------------    ------------
     Net gain (loss) ...........................        667,692      (3,240,706)     (9,011,987)     (9,393,247)
                                                   ------------    ------------    ------------    ------------
        Net increase (decrease) in net
        assets resulting from operations .......   $  1,044,671    ($ 3,213,729)   ($ 9,352,426)   ($ 9,464,679)
                                                   ============    ============    ============    ============

--------------------------------------------------------------------------------
                           98 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
                                                                     SERIES B        SERIES C                        SERIES E
                                                     SERIES A       (LARGE CAP        (MONEY         SERIES D      (DIVERSIFIED
                                                     (EQUITY)         VALUE)          MARKET)        (GLOBAL)         INCOME)
                                                --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
   Net investment income .......................   $  1,336,379    $  1,249,528    $    817,560    $  1,025,919    $  3,872,396
   Net realized gain (loss) during the period
     from investments, futures and foreign
     currency transactions .....................     22,499,349     (24,653,585)             --     (20,433,222)        127,727
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities in
     foreign currencies during the period ......   (141,737,211)    (41,281,456)        (41,082)    (13,188,123)        757,456
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations ..............   (117,901,483)    (64,685,513)        776,478     (32,595,426)      4,757,579

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................     (2,221,768)     (5,334,260)     (3,977,505)             --      (7,170,930)
   Net realized gain ...........................             --              --              --              --              --
                                                   ------------    ------------    ------------    ------------    ------------
     Total distributions to shareholders .......     (2,221,768)     (5,334,260)     (3,977,505)             --      (7,170,930)

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 7) .................    (51,497,133)    (23,094,085)        818,961     (27,446,712)     22,183,487
                                                   ------------    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ...   (171,620,384)    (93,113,858)     (2,382,066)    (60,042,138)     19,770,136

NET ASSETS:
   Beginning of period .........................    790,602,471     563,240,263     131,277,123     431,252,291     142,538,440
                                                   ------------    ------------    ------------    ------------    ------------
   End of period ...............................   $618,982,087    $470,126,405    $128,895,057    $371,210,153    $162,308,576
                                                   ============    ============    ============    ============    ============
   Accumulated undistributed net investment
     income at end of period ...................   $  1,320,834    $  1,227,901    $    841,273    $    958,078    $  3,913,484
                                                   ============    ============    ============    ============    ============

--------------------------------------------------------------------------------
                           99 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
                                                                                                                     SERIES K
                                                     SERIES G         SERIES H                       SERIES J        (GLOBAL
                                                    (LARGE CAP       (ENHANCED       SERIES I        (MID CAP       STRATEGIC
                                                      GROWTH)          INDEX)     (INTERNATIONAL)     GROWTH)        INCOME)
                                                 -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
   Net investment income (loss) ................   $    (30,455)   $     96,769    $     (1,192)   $ (1,219,774)   $    516,010
   Net realized gain (loss) during the period
     from investments, futures, options written
     and foreign currency transactions .........       (915,631)     (2,124,725)       (517,250)     27,227,397        (510,296)
   Net change in unrealized appreciation
     (depreciation) on investments, futures,
     options written and translation of assets
     and liabilities in foreign currencies
     during the period .........................     (2,981,742)     (3,783,158)        315,401    (102,702,054)        124,229
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations ..............     (3,927,828)     (5,811,114)       (203,041)    (76,694,431)        129,943

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................             --        (245,458)             --              --        (912,978)
   Net realized gain ...........................             --              --              --     (24,431,773)             --
                                                   ------------    ------------    ------------    ------------    ------------
     Total distributions to shareholders .......             --        (245,458)             --     (24,431,773)       (912,978)

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 7) .................        194,356         190,185       1,618,451      (3,093,939)      1,867,127
                                                   ------------    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ...     (3,733,472)     (5,866,387)      1,415,410    (104,220,143)      1,084,092

NET ASSETS:
   Beginning of period .........................     15,688,643      42,112,005      15,998,798     470,235,583      15,695,353
                                                   ------------    ------------    ------------    ------------    ------------
   End of period ...............................   $ 11,955,171    $ 36,245,618    $ 17,414,208    $366,015,440    $ 16,779,445
                                                   ============    ============    ============    ============    ============
   Accumulated undistributed net investment
     income (loss) at end of period ............   ($    30,455)   $     90,707    ($    41,291)   ($ 1,219,774)   $    484,732
                                                   ============    ============    ============    ============    ============

--------------------------------------------------------------------------------
                           100 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
                                                    SERIES L         SERIES M        SERIES N        SERIES O
                                                    (CAPITAL      (GLOBAL TOTAL   (MANAGED ASSET     (EQUITY
                                                     GROWTH)          RETURN)       ALLOCATION)       INCOME)
                                                ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .................   $    (47,679)   $     58,317    $    970,385    $  1,063,505
  Net realized gain (loss) during the period
     from investments, futures, options written
     and foreign currency transactions .........     (2,664,895)     (1,863,984)     (2,234,450)      3,636,397
  Net change in unrealized depreciation on
     investments, futures, options written and
     translation of assets and liabilites in
     foreign currencies during the period ......     (1,960,785)       (109,796)     (2,700,011)    (12,252,388)
                                                   ------------    ------------    ------------    ------------
     Net decrease in net assets resulting
        from operations ........................     (4,673,359)     (1,915,463)     (3,964,076)     (7,552,486)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ........................             --              --      (1,575,179)     (2,375,899)
  Net realized gain ............................             --              --              --      (4,489,137)
                                                   ------------    ------------    ------------    ------------
     Total distributions to shareholders .......             --              --      (1,575,179)     (6,865,036)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..................     (2,384,557)       (877,038)     (2,367,924)     13,427,506
                                                   ------------    ------------    ------------    ------------
     Total decrease in net assets ..............     (7,057,916)     (2,792,501)     (7,907,179)       (990,016)

NET ASSETS:
  Beginning of period ..........................     21,912,726      25,007,144      87,348,413     186,825,834
                                                   ------------    ------------    ------------    ------------
  End of period ................................   $ 14,854,810    $ 22,214,643    $ 79,441,234    $185,835,818
                                                   ============    ============    ============    ============
  Accumulated undistributed net investment
     income (loss) at end of period ............   ($    47,679)   $     95,516    $    911,328    $  1,053,275
                                                   ============    ============    ============    ============

--------------------------------------------------------------------------------
                           101 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
                                                                     SERIES Q       SERIES S
                                                    SERIES P        (SMALL CAP       (SOCIAL         SERIES T
                                                  (HIGH YIELD)        VALUE)        AWARENESS)     (TECHNOLOGY)
                                                ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .................   $  1,216,682    $   (231,291)   $    126,546    $   (101,521)
  Net realized gain (loss) during the period
     from investments and options written ......        135,465       3,146,288       2,541,737      (3,516,911)
  Net change in unrealized appreciation
     (depreciation) on investments and
     options written during the period .........     (1,607,509)      2,071,465     (24,103,413)     (1,847,697)
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations ..............       (255,362)      4,986,462     (21,435,130)     (5,466,129)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ........................       (197,890)             --        (304,697)             --
  Net realized gain ............................             --        (394,602)             --              --
                                                   ------------    ------------    ------------    ------------
     Total distributions to shareholders .......       (197,890)       (394,602)       (304,697)             --

NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..................       (579,287)     16,029,837      (6,821,616)       (736,378)
                                                   ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ...     (1,032,539)     20,621,697     (28,561,443)     (6,202,507)

NET ASSETS:
  Beginning of period ..........................     29,383,926      58,197,520     158,686,264      18,032,773
                                                   ------------    ------------    ------------    ------------
  End of period ................................   $ 28,351,387    $ 78,819,217    $130,124,821    $ 11,830,266
                                                   ============    ============    ============    ============
  Accumulated undistributed net investment
     income (loss) at end of period ............   $  1,185,136    $   (231,291)   $    123,512    $   (101,521)
                                                   ============    ============    ============    ============

--------------------------------------------------------------------------------
                           102 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)
                                                                      SERIES W
                                                     SERIES V       (MAIN STREET      SERIES X
                                                     (MID CAP         GROWTH &       (SMALL CAP      SERIES Y
                                                      VALUE)         INCOME(R))        GROWTH)      (SELECT 25)
                                                -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .................   $    376,979    $     26,977    $   (340,439)   $    (71,432)
  Net realized gain (loss) during the period
     from investments, options written and
     foreign currency transactions .............      9,212,179      (1,786,721)     (4,303,172)     (1,370,455)
  Net change in unrealized depreciation
     during the period on investments and
     options written ...........................     (8,544,487)     (1,453,985)     (4,708,815)     (8,022,792)
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations ..............      1,044,671      (3,213,729)     (9,352,426)     (9,464,679)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ........................       (637,027)             --              --              --
  Net realized gain ............................    (11,570,199)             --              --              --
                                                   ------------    ------------    ------------    ------------
     Total distributions to shareholders .......    (12,207,226)             --              --              --

NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..................     37,470,303       5,122,339      (3,233,287)     (4,292,800)
                                                   ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ...     26,307,748       1,908,610     (12,585,713)    (13,757,479)

NET ASSETS:
  Beginning of period ..........................    166,860,298      37,579,167      73,408,027      52,997,651
                                                   ------------    ------------    ------------    ------------
  End of period ................................   $193,168,046    $ 39,487,777    $ 60,822,314    $ 39,240,172
                                                   ============    ============    ============    ============
  Accumulated undistributed net investment
     income (loss) at end of period ............   $    373,185    $     25,373    $   (340,439)   $    (71,432)
                                                   ============    ============    ============    ============

--------------------------------------------------------------------------------
                           103 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                    SERIES B       SERIES C                      SERIES E
                                                    SERIES A       (LARGE CAP      (MONEY         SERIES D     (DIVERSIFIED
                                                    (EQUITY)         VALUE)        MARKET)        (GLOBAL)        INCOME)
                                               -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income ....................... $    2,206,223  $   5,375,642  $   4,169,062  $      323,392  $   7,400,441
   Net realized gain (loss) during the period
     from investments and foreign currency .....    (34,992,950)   (16,860,958)            --     (10,008,964)       262,102
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities in
     foreign currency during the period ........    (83,309,289)   (27,384,673)        54,241     (61,773,478)       998,214
                                                 --------------  -------------  -------------  --------------  -------------
     Net increase (decrease) in net assets
        resulting from operations ..............   (116,096,016)   (38,869,989)     4,223,303     (71,459,050)     8,660,757

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................     (1,786,773)    (7,719,301)    (7,431,502)             --     (8,065,085)
   Net realized gain ...........................   (105,524,698)            --             --     (67,795,012)            --
   In excess of net realized gain ..............             --             --             --     (11,751,144)            --
   Return of capital ...........................             --             --             --        (161,576)            --
                                                 --------------  -------------  -------------  --------------  -------------
     Total distributions to shareholders .......   (107,311,471)    (7,719,301)    (7,431,502)    (79,707,732)    (8,065,085)

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 7) .................      9,041,572    (74,629,747)    15,113,291      16,468,883     19,796,225
                                                 --------------  -------------  -------------  --------------  -------------
     Total increase (decrease) in net assets ...   (214,365,915)  (121,219,037)    11,905,092    (134,697,899)    20,391,897

NET ASSETS:
   Beginning of period .........................  1,004,968,386    684,459,300    119,372,031     565,950,190    122,146,543
                                                 --------------  -------------  -------------  --------------  -------------
   End of period ............................... $  790,602,471  $ 563,240,263  $ 131,277,123  $  431,252,291  $ 142,538,440
                                                 ==============  =============  =============  ==============  =============
   Accumulated undistributed net investment
     income (loss) at end of period ............ $    2,206,223  $   5,312,633  $   4,001,218  ($      67,841) $   7,212,018
                                                 ==============  =============  =============  ==============  =============

--------------------------------------------------------------------------------
                           104 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                                                                      SERIES K
                                                    SERIES G*         SERIES H                       SERIES J        (GLOBAL
                                                   (LARGE CAP        (ENHANCED       SERIES I        (MID CAP        STRATEGIC
                                                     GROWTH)           INDEX)     (INTERNATIONAL)     GROWTH)         INCOME)
                                                --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income (loss) ................   $    (40,674)   $    241,027    $    (89,791)   $ (2,573,667)   $    971,054
   Net realized gain (loss) during the period
     from investments, futures, options written
     and foreign currency transactions .........       (477,277)     (2,082,321)     (4,372,980)     25,464,172        (271,349)
   Net change in unrealized appreciation
     (depreciation) on investments, futures,
     options written and translation of
     assets and liabilities in foreign
     currency during the period ................     (1,684,988)     (4,166,953)       (226,488)   (111,455,427)         41,103
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations ..............     (2,202,939)     (6,008,247)     (4,689,259)    (88,564,922)        740,808

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................             --        (185,486)             --              --        (993,789)
   Net realized gain ...........................             --              --              --     (75,216,279)             --
                                                   ------------    ------------    ------------    ------------    ------------
     Total distributions to shareholders .......             --        (185,486)             --     (75,216,279)       (993,789)

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 7) .................      5,752,278       2,485,513       2,616,889      30,302,476       4,970,893
                                                   ------------    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ...      3,549,339      (3,708,220)     (2,072,370)   (133,478,725)      4,717,912

NET ASSETS:
   Beginning of period .........................     12,139,304      45,820,225      18,071,168     603,714,308      10,977,441
                                                   ------------    ------------    ------------    ------------    ------------
   End of period ...............................   $ 15,688,643    $ 42,112,005    $ 15,998,798    $470,235,583    $ 15,695,353
                                                   ============    ============    ============    ============    ============
   Accumulated undistributed net investment
     income (loss) at end of period ............             --    $    239,396    ($    40,099)             --    $    881,700
                                                   ============    ============    ============    ============    ============

--------------------------------------------------------------------------------
                           105 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
                                                    SERIES L        SERIES M         SERIES N        SERIES O
                                                    (CAPITAL      (GLOBAL TOTAL   (MANAGED ASSET     (EQUITY
                                                     GROWTH)         RETURN)        ALLOCATION)       INCOME)
                                                ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .................   $    (63,102)   $    269,549    $  2,018,891    $  2,395,682
  Net realized gain (loss) during the period
     from investments, futures, options written
     and foreign currency transactions .........     (5,562,039)     (4,111,615)       (335,681)      4,685,331
  Net change in unrealized appreciation
     (depreciation) on investments, futures,
     options written and translation of assets
     and liabilities on foreign currency
     during the period .........................      1,840,433        (375,119)     (6,230,665)     (4,983,545)
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations ..............     (3,784,708)     (4,217,185)     (4,547,455)      2,097,468

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ........................             --        (150,499)     (2,414,101)     (2,997,661)
  In excess of net investment income ...........             --        (216,401)             --              --
  Net realized gain ............................             --              --      (6,781,429)    (15,953,652)
  In excess of net realized gain ...............        (83,874)             --              --              --
  Return of capital ............................             --        (634,534)             --              --
                                                   ------------    ------------    ------------    ------------
     Total distributions to shareholders .......        (83,874)     (1,001,434)     (9,195,530)    (18,951,313)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..................      7,760,769      (3,301,654)     12,510,629      24,923,899
                                                   ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ...      3,892,187      (8,520,273)     (1,232,356)      8,070,054

NET ASSETS:
  Beginning of period ..........................     18,020,539      33,527,417      88,580,769     178,755,780
                                                   ------------    ------------    ------------    ------------
  End of period ................................   $ 21,912,726    $ 25,007,144    $ 87,348,413    $186,825,834
                                                   ============    ============    ============    ============
  Accumulated undistributed net investment
     income (loss) at end of period ............             --    $     37,199    $  1,516,122    $  2,365,669
                                                   ============    ============    ============    ============

--------------------------------------------------------------------------------
                           106 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                      SERIES Q      SERIES S
                                                      SERIES P       (SMALL CAP      (SOCIAL          SERIES T
                                                   (HIGH YIELD)        VALUE)       AWARENESS)      (TECHNOLOGY)
                                                 ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .................   $  2,535,033    $   (167,544)   $    301,663    $   (201,989)
  Net realized gain (loss) during the period
     from investments and options written ......     (1,050,744)      1,311,611      (7,011,686)     (9,459,930)
  Net change in unrealized appreciation
     (depreciation) on investments and
     options written during the period .........       (421,977)      3,660,668     (20,715,977)      4,193,531
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations ..............      1,062,312       4,804,735     (27,426,000)     (5,468,388)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ........................     (2,521,046)             --              --              --
  Net realized gain ............................             --      (1,188,932)     (3,976,857)             --
  In excess on net realized gain ...............             --              --      (7,009,390)             --
                                                   ------------    ------------    ------------    ------------
     Total distributions to shareholders .......     (2,521,046)     (1,188,932)    (10,986,247)             --

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..................      8,227,005      44,154,988     (11,610,747)      7,466,368
                                                   ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ...      6,768,271      47,770,791     (50,022,994)      1,997,980

NET ASSETS:
  Beginning of period ..........................     22,615,655      10,426,729     208,709,258      16,034,793
                                                   ------------    ------------    ------------    ------------
  End of period ................................   $ 29,383,926    $ 58,197,520    $158,686,264    $ 18,032,773
                                                   ============    ============    ============    ============
  Accumulated undistributed net investment
     income (loss) at end of period ............   $    166,344              --    $    301,663              --
                                                   ============    ============    ============    ============

--------------------------------------------------------------------------------
                           107 SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                     SERIES W
                                                     SERIES V      (MAIN STREET      SERIES X
                                                     (MID CAP        GROWTH &       (SMALL CAP       SERIES Y
                                                      VALUE)        INCOME(R))        GROWTH)       (SELECT 25)
                                                 ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .................   $    639,914    $     43,348    $   (501,218)   $   (108,781)
  Net realized gain (loss) during the period
     on investments and options written ........     12,390,325      (4,244,891)    (27,977,397)     (2,430,654)
  Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities in
     foreign currency during the period ........        544,506       1,089,872      (2,537,427)     (4,568,055)
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations ..............     13,574,745      (3,111,671)    (31,016,042)     (7,107,490)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ........................       (417,358)        (42,022)             --              --
  Net realized gain ............................     (5,698,325)             --              --              --
  Return of capital ............................             --          (4,315)             --              --
                                                   ------------    ------------    ------------    ------------
     Total distributions to shareholders .......     (6,115,683)        (46,337)             --              --

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..................     43,850,590      14,098,973      (9,858,633)     (4,906,292)
                                                   ------------    ------------    ------------    ------------
        Total increase (decrease) in net assets      51,309,652      10,940,965     (40,874,675)    (12,013,782)

NET ASSETS:
  Beginning of period ..........................    115,550,646      26,638,202     114,282,702      65,011,433
                                                   ------------    ------------    ------------    ------------
  End of period ................................   $166,860,298    $ 37,579,167    $ 73,408,027    $ 52,997,651
                                                   ============    ============    ============    ============
  Accumulated undistributed net investment
     income (loss) at end of period ............   $    633,233    ($     1,604)             --              --
                                                   ============    ============    ============    ============

--------------------------------------------------------------------------------
                           108 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES A (EQUITY)
                                                                    FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------------------------------------------
                                              2002(m)       2001(d)       2000(d)        1999         1998(d)      1997(d)
                                            ----------    ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $    22.36    $    28.50    $    35.51    $    34.27    $    29.39    $    24.31
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............        0.04          0.06          0.06          0.11          0.17          0.16
Net Gain (Loss) on Securities
   (realized and unrealized) .............       (3.52)        (3.14)        (4.27)         2.56          7.05          6.75
                                            ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations ......       (3.48)        (3.08)        (4.21)         2.67          7.22          6.91
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...       (0.06)        (0.05)        (0.01)        (0.27)        (0.17)        (0.18)
Distributions (from Capital Gains) .......          --         (3.01)        (2.79)        (1.16)        (2.17)        (1.65)
                                            ----------    ----------    ----------    ----------    ----------    ----------
   Total Distributions ...................       (0.06)        (3.06)        (2.80)        (1.43)        (2.34)        (1.83)
                                            ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE END OF PERIOD ............  $    18.82    $    22.36    $    28.50    $    35.51    $    34.27    $    29.39
                                            ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (b) .........................       (15.6%)       (11.4%)       (12.8%)         8.1%         25.4%         28.7%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $  618,982    $  790,602    $1,004,968    $1,396,995    $1,307,332    $  999,929
Ratio of Expenses to Average Net Assets ..        0.82%         0.83%         0.83%         0.81%         0.81%         0.81%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................        0.37%         0.26%         0.16%         0.31%         0.59%         0.66%
Portfolio Turnover Rate ..................          23%           20%           41%           49%           39%           61%

-----------------------------------------------------------------------------------------------------------------------------
SERIES B (LARGE CAP VALUE)
                                                                    FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------------------------------------------
                                              2002(m)     2001(d)(k)      2000(d)        1999         1998(d)       1997(d)
                                            ----------    ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $    18.59    $    19.93    $    24.39    $    39.81    $    41.60    $    35.40
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............        0.05          0.18          0.43          0.57          0.83          0.72
Net Gain (Loss) on Securities
   (realized and unrealized) .............       (2.23)        (1.29)        (2.06)        (0.65)         2.60          8.47
                                            ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations ......       (2.18)        (1.11)        (1.63)        (0.08)         3.43          9.19
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...       (0.18)        (0.23)        (0.74)        (0.85)        (0.71)        (0.86)
Distributions (from Capital Gains) .......          --            --            --        (14.49)        (4.51)        (2.13)
Distributions (in Excess of Capital Gains)          --            --         (2.09)           --            --            --
                                            ----------    ----------    ----------    ----------    ----------    ----------
   Total Distributions ...................       (0.18)        (0.23)        (2.83)       (15.34)        (5.22)        (2.99)
                                            ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE END OF PERIOD ............  $    16.23    $    18.59    $    19.93    $    24.39    $    39.81    $    41.60
                                            ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (b) .........................       (11.8%)        (5.6%)        (6.8%)         1.5%          7.9%         26.5%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $  470,126    $  563,240    $  684,459    $1,051,832    $1,196,979    $1,198,302
Ratio of Expenses to Average Net Assets ..        0.90%         0.93%         0.83%         0.82%         0.80%         0.83%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................        0.48%         0.89%         1.08%         2.00%         2.02%         1.89%
Portfolio Turnover Rate ..................          58%          145%          145%           73%          119%           62%

--------------------------------------------------------------------------------
                           109 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES C (MONEYMARKET)
                                                               FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------------------------------
                                             2002(m)      2001        2000       1999(a)   1998(a)(d)    1997(d)
                                            --------    --------    --------    --------   ----------   --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $  12.20    $  12.69    $  12.04    $  12.53    $  12.53    $  12.56
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.08        0.54        0.80        0.57        0.68        0.79
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (0.01)      (0.09)      (0.08)      (0.01)      (0.06)      (0.15)
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......      0.07        0.45        0.72        0.56        0.62        0.64
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...     (0.37)      (0.94)      (0.07)      (1.05)      (0.62)      (0.67)
Distributions (from Capital Gains) .......        --          --          --          --          --          --
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................     (0.37)      (0.94)      (0.07)      (1.05)      (0.62)      (0.67)
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $  11.90    $  12.20    $  12.69    $  12.04    $  12.53    $  12.53
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................       0.6%        3.8%        6.0%        4.6%        5.1%        5.2%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $128,895    $131,277    $119,372    $153,589    $128,083    $ 98,015
Ratio of Expenses to Average Net Assets ..      0.59%       0.58%       0.58%       0.57%       0.57%       0.58%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      1.34%       3.50%       5.79%       4.61%       4.99%       5.04%
Portfolio Turnover Rate ..................        --          --          --          --          --          --

----------------------------------------------------------------------------------------------------------------
SERIES D (GLOBAL)
                                                               FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------------------------------
                                             2002(m)      2001        2000        1999        1998        1997
                                            --------    --------    --------    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $   6.31    $   8.49    $   9.08    $   6.74    $   6.14    $   6.14
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.02          --          --        0.02        0.03        0.04
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (0.52)      (0.97)       0.37        3.29        1.18        0.38
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......     (0.50)      (0.97)       0.37        3.31        1.21        0.42
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...        --          --          --          --       (0.09)      (0.13)
Distributions (from Capital Gains) .......        --       (0.94)      (0.96)      (0.97)      (0.52)      (0.29)
Distributions (in Excess of Capital Gains)        --       (0.27)         --          --          --          --
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................        --       (1.21)      (0.96)      (0.97)      (0.61)      (0.42)
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $   5.81    $   6.31    $   8.49    $   9.08    $   6.74    $   6.14
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................      (7.9%)     (12.3%)       3.5%       53.7%       20.1%        6.5%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $371,210    $431,252    $565,950    $525,748    $349,794    $285,782
Ratio of Expenses to Average Net Assets ..      1.19%       1.20%       1.21%       1.21%       1.26%       1.24%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      0.50%       0.07%      (0.08%)      0.32%       0.92%       0.74%
Portfolio Turnover Rate ..................        42%         41%         55%         76%        166%        129%

--------------------------------------------------------------------------------
                           110 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES E (DIVERSIFIED INCOME)
                                                              FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------------------------------
                                             2002(m)      2001        2000        1999       1998(d)     1997(d)
                                            --------    --------    --------    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $  11.40    $  11.37    $  10.55    $  12.42    $  12.25    $  12.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.28        0.58        0.75        0.76        0.74        0.86
Net Gain (Loss) on Securities
   (realized and unrealized) .............      0.10        0.20        0.15       (1.22)       0.19        0.31
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......      0.38        0.78        0.90       (0.46)       0.93        1.17
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...     (0.59)      (0.75)      (0.08)      (1.41)      (0.76)      (0.92)
Distributions (from Capital Gains) .......        --          --          --          --          --          --
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................     (0.59)      (0.75)      (0.08)      (1.41)      (0.76)      (0.92)
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $  11.19    $  11.40    $  11.37    $  10.55    $  12.42    $  12.25
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................       3.4%        7.2%        8.6%       (3.8%)       8.0%       10.0%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $162,309    $142,538    $122,147    $136,632    $154,722    $140,909
Ratio of Expenses to Average Net Assets ..      0.83%       0.83%       0.84%       0.82%       0.83%       0.83%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      5.48%       5.67%       6.52%       6.34%       6.31%       6.67%
Portfolio Turnover Rate ..................        40%         46%         63%         25%         70%        106%

-----------------------------------------------------------------------------------------------------------------
SERIES G (LARGE CAP GROWTH)
                                              FISCAL YEARS ENDED DECEMBER 31
                                            ---------------------------------
                                             2002(m)     2001(d)    2000(d)(h)
                                            --------    --------    ---------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $   6.75    $   7.98    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............     (0.01)      (0.02)      (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (1.39)      (1.21)      (2.00)
                                            --------    --------    --------
   Total from investment operations ......     (1.40)      (1.23)      (2.02)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...        --          --          --
Distributions (from Capital Gains) .......        --          --          --
                                            --------    --------    --------
   Total Distributions ...................        --          --          --
                                            --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $   5.35    $   6.75    $   7.98
                                            ========    ========    ========
TOTAL RETURN (b) .........................     (20.7%)     (15.4%)     (20.2%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 11,955    $ 15,689    $ 12,139
Ratio of Expenses to Average Net Assets ..      1.19%       1.23%       1.28%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................     (0.36%)     (0.30%)     (0.47%)
Portfolio Turnover Rate ..................        25%          4%          5%

--------------------------------------------------------------------------------
                           111 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES H (ENHANCED INDEX)
                                                   FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------
                                             2002(m)      2001        2000       1999(g)
                                            --------    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $   8.62    $   9.95    $  11.15    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.02        0.05        0.05        0.04
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (1.19)      (1.34)      (1.18)       1.19
                                            --------    --------    --------    --------
   Total from investment operations ......     (1.17)      (1.29)      (1.13)       1.23
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...     (0.05)      (0.04)         --       (0.04)
Distributions (from Capital Gains) .......        --          --          --       (0.04)
Distributions (in excess of Capital Gains)        --          --       (0.07)         --
                                            --------    --------    --------    --------
   Total Distributions ...................     (0.05)      (0.04)      (0.07)      (0.08)
                                            --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $   7.40    $   8.62    $   9.95    $  11.15
                                            ========    ========    ========    ========
TOTAL RETURN (b) .........................     (13.6%)     (13.0%)     (10.2%)      12.3%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 36,246    $ 42,112    $ 45,820    $ 25,023
Ratio of Expenses to Average Net Assets ..      0.95%       0.91%       0.96%       1.04%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      0.48%       0.57%       0.55%       0.82%
Portfolio Turnover Rate ..................        55%         29%         58%         52%

-----------------------------------------------------------------------------------------
SERIES I (INTERNATIONAL)
                                                   FISCAL YEARS ENDED DECEMBER 31
                                            ---------------------------------------------
                                             2002(m)     2001(d)   2000(c)(d)  1999(c)(g)
                                            --------    --------   ----------  ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $   7.82    $  10.35    $  13.00    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............        --       (0.04)      (0.09)      (0.04)
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (0.12)      (2.49)      (2.56)       3.04
                                            --------    --------    --------    --------
   Total from investment operations ......     (0.12)      (2.53)      (2.65)       3.00
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...        --          --          --          --
Distributions (from Capital Gains) .......        --          --          --          --
                                            --------    --------    --------    --------
   Total Distributions ...................        --          --          --          --
                                            --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $   7.70    $   7.82    $  10.35    $  13.00
                                            ========    ========    ========    ========
TOTAL RETURN (b) .........................      (1.5%)     (24.4%)     (20.4%)      30.0%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 17,414    $ 15,999    $ 18,071    $  9,857
Ratio of Expenses to Average Net Assets ..      2.25%       2.25%       2.28%       2.25%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................     (0.01%)     (0.54%)     (0.98%)     (0.70%)
Portfolio Turnover Rate ..................       199%        175%        139%         98%

--------------------------------------------------------------------------------
                           112 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES J (MID CAP GROWTH)
                                                              FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------------------------------
                                             2002(m)     2001(d)     2000(d)      1999       1998(d)     1997(d)
                                            --------    --------    --------    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $  24.12    $  32.82    $  30.15    $  22.51    $  21.33    $  18.25
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............     (0.06)      (0.13)      (0.12)      (0.05)      (0.04)      (0.03)
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (3.86)      (4.43)       5.37       11.65        3.70        3.67
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......     (3.92)      (4.56)       5.25       11.60        3.66        3.64
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...        --          --          --          --       (0.14)      (0.06)
Distributions (from Capital Gains) .......     (1.27)      (4.14)      (2.58)      (3.96)      (2.34)      (0.50)
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................     (1.27)      (4.14)      (2.58)      (3.96)      (2.48)      (0.56)
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $  18.93    $  24.12    $  32.82    $  30.15    $  22.51    $  21.33
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................     (16.8%)     (14.9%)      16.8%       61.9%       18.0%       20.0%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $366,015    $470,236    $603,714    $429,528    $271,281    $226,297
Ratio of Expenses to Average Net Assets ..      0.82%       0.84%       0.82%       0.82%       0.82%       0.82%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................     (0.56%)     (0.53%)     (0.38%)     (0.25%)     (0.21%)     (0.11%)
Portfolio Turnover Rate ..................        49%         39%         33%         55%         94%        107%

-----------------------------------------------------------------------------------------------------------------
SERIES K (GLOBAL STRATEGIC INCOME)
                                                               FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------------------------------
                                             2002(m)     2001(d)      2000       1999(j)     1998(c)     1997(c)
                                            --------    --------    --------    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $   9.79    $   9.98    $   9.61    $   9.56    $  10.06    $  10.72
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.28        0.56        0.79        0.79        1.02        1.12
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (0.18)       0.04       (0.42)      (0.68)      (0.32)      (0.56)
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......      0.10        0.60        0.37        0.11        0.70        0.56
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...     (0.57)      (0.79)         --          --       (1.02)      (0.94)
Distributions (from Capital Gains) .......        --          --          --       (0.06)      (0.18)      (0.28)
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................     (0.57)      (0.79)         --       (0.06)      (1.20)      (1.22)
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $   9.32    $   9.79    $   9.98    $   9.61    $   9.56    $  10.06
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................       0.9%        6.2%        3.9%        1.2%        6.9%        5.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 16,779    $ 15,695    $ 10,977    $ 11,369    $ 13,028    $ 14,679
Ratio of Expenses to Average Net Assets ..      1.40%       1.52%       1.76%       1.62%       1.13%       0.64%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      6.58%       7.23%       7.75%       7.80%      10.85%       9.81%
Portfolio Turnover Rate ..................       142%        124%        146%        208%         57%         85%

--------------------------------------------------------------------------------
                           113 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES L (CAPITAL GROWTH)
                                                     FISCAL YEARS ENDED DECEMBER 31
                                                    --------------------------------
                                                     2002(m)      2001       2000(h)
                                                    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..............  $   6.84    $   8.05    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .....................     (0.02)      (0.02)      (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized) .....................     (1.42)      (1.16)      (1.93)
                                                    --------    --------    --------
   Total from investment operations ..............     (1.44)      (1.18)      (1.95)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...........        --          --          --
Distributions (from Capital Gains) ...............        --          --          --
Distributions (in Excess of Capital Gains) .......        --       (0.03)         --
                                                    --------    --------    --------
   Total Distributions ...........................        --       (0.03)         --
                                                    --------    --------    --------
NET ASSET VALUE END OF PERIOD ....................  $   5.40    $   6.84    $   8.05
                                                    ========    ========    ========
TOTAL RETURN (b) .................................     (21.1%)     (14.7%)     (19.5%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .............  $ 14,855    $ 21,913    $ 18,021
Ratio of Expenses to Average Net Assets ..........      1.20%       1.20%       1.26%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ............................     (0.48%)     (0.31%)     (0.43%)
Portfolio Turnover Rate ..........................        48%         82%         46%

------------------------------------------------------------------------------------------------------------------------
SERIES M (GLOBAL TOTAL RETURN)
                                                                      FISCAL YEARS ENDED DECEMBER 31
                                                    --------------------------------------------------------------------
                                                     2002(m)      2001        2000       1999(j)      1998       1997(i)
                                                    --------    --------    --------    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..............  $   8.80    $  10.46    $  13.09    $  12.87    $  12.29    $  12.05
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .....................      0.02        0.11        0.14        0.15        0.20        0.16
Net Gain (Loss) on Securities
   (realized and unrealized) .....................     (0.70)      (1.45)      (1.44)       1.49        1.33        0.59
                                                    --------    --------    --------    --------    --------    --------
   Total from investment operations ..............     (0.68)      (1.34)      (1.30)       1.64        1.53        0.75
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...........        --       (0.11)         --       (0.44)      (0.27)      (0.26)
Distributions (in excess of Net Investment Income)        --       (0.01)         --          --          --          --
Distributions (from Capital Gains) ...............        --          --       (1.04)      (0.98)      (0.68)      (0.25)
Distributions (in Excess of Capital Gains) .......        --          --       (0.29)         --          --          --
Return of Capital ................................        --       (0.20)         --          --          --          --
                                                    --------    --------    --------    --------    --------    --------
   Total Distributions ...........................        --       (0.32)      (1.33)      (1.42)      (0.95)      (0.51)
                                                    --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ....................  $   8.12    $   8.80    $  10.46    $  13.09    $  12.87    $  12.29
                                                    ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .................................      (7.7%)     (13.1%)     (10.6%)      14.0%       12.6%        6.2%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .............  $ 22,215    $ 25,007    $ 33,527    $ 44,034    $ 45,174    $ 48,379
Ratio of Expenses to Average Net Assets ..........      1.52%       1.53%       1.46%       1.36%       1.24%       1.26%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ............................      0.49%       0.96%       1.15%       1.09%       1.33%       1.71%
Portfolio Turnover Rate ..........................       132%        139%        150%        155%         49%         64%

--------------------------------------------------------------------------------
                           114 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES N (MANAGED ASSET ALLOCATION)
                                                               FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------------------------------
                                             2002(m)      2001        2000        1999        1998        1997
                                            --------    --------    --------    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $  13.63    $  16.08    $  16.94    $  16.01    $  13.88    $  12.02
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.16        0.33        0.39        0.38        0.26        0.24
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (0.79)      (1.10)      (0.52)       1.15        2.26        1.96
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......     (0.63)      (0.77)      (0.13)       1.53        2.52        2.20
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...     (0.25)      (0.44)      (0.04)      (0.60)      (0.24)      (0.21)
Distributions (from Capital Gains) .......        --       (1.24)      (0.69)         --       (0.15)      (0.13)
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................     (0.25)      (1.68)      (0.73)      (0.60)      (0.39)      (0.34)
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $  12.75    $  13.63    $  16.08    $  16.94    $  16.01    $  13.88
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................      (4.7%)      (5.1%)      (0.9%)       9.7%       18.4%       18.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 79,441    $ 87,348    $ 88,581    $ 98,487    $ 76,121    $ 38,182
Ratio of Expenses to Average Net Assets ..      1.25%       1.25%       1.25%       1.17%       1.22%       1.35%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      2.30%       2.34%       2.31%       2.45%       2.49%       2.71%
Portfolio Turnover Rate ..................       144%         98%         44%         24%         10%         28%

-----------------------------------------------------------------------------------------------------------------
SERIES O (EQUITY INCOME)
                                                              FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------------------------------
                                             2002(m)     2001(d)      2000        1999        1998        1997
                                            --------    --------    --------    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $  16.00    $  17.66    $  17.27    $  18.35    $  17.62    $  14.01
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.08        0.21        0.31        0.30        0.29        0.19
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (0.65)         --        1.76        0.19        1.30        3.77
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......     (0.57)       0.21        2.07        0.49        1.59        3.96
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...     (0.20)      (0.30)      (0.04)      (0.59)      (0.25)      (0.14)
Distributions (from Capital Gains) .......     (0.38)      (1.57)      (1.64)      (0.98)      (0.61)      (0.21)
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................     (0.58)      (1.87)      (1.68)      (1.57)      (0.86)      (0.35)
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $  14.85    $  16.00    $  17.66    $  17.27    $  18.35    $  17.62
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................      (3.8%)       1.3%       12.9%        3.1%        9.0%       28.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $185,836    $186,826    $178,756    $207,022    $204,070    $150,391
Ratio of Expenses to Average Net Assets ..      1.08%       1.08%       1.10%       1.09%       1.08%       1.09%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      1.11%       1.32%       1.74%       1.66%       1.93%       2.31%
Portfolio Turnover Rate ..................        24%         21%         68%         35%         20%         21%

--------------------------------------------------------------------------------
                           115 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES P (HIGH YIELD)
                                                              FISCAL YEARS ENDED DECEMBER 31
                                            ---------------------------------------------------------------------
                                             2002(m)      2001        2000       1999(c)   1998(c)(d)  1997(c)(d)
                                            --------    --------    --------    --------   ----------  ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $  13.60    $  14.25    $  15.51    $  16.80    $  17.60    $  15.99
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.57        1.26        1.12        1.30        0.89        0.68
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (0.69)      (0.63)      (1.36)      (1.08)       0.12        1.43
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......     (0.12)       0.63       (0.24)       0.22        1.01        2.11
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...     (0.09)      (1.28)      (1.02)      (1.37)      (1.63)      (0.42)
Distributions (from Capital Gains) .......        --          --          --       (0.10)      (0.18)      (0.08)
Return of Capital ........................        --          --          --       (0.04)         --          --
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................     (0.09)      (1.28)      (1.02)      (1.51)      (1.81)      (0.50)
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $  13.39    $  13.60    $  14.25    $  15.51    $  16.80    $  17.60
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................      (0.9%)       4.4%       (1.5%)       1.3%        5.8%       13.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 28,351    $ 29,384    $ 22,616    $ 19,152    $ 14,949    $  6,767
Ratio of Expenses to Average Net Assets ..      0.86%       0.86%       0.87%       0.18%       0.18%       0.31%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      7.87%       8.73%       8.06%       8.55%       8.17%       8.58%
Portfolio Turnover Rate ..................       110%         80%         34%         29%         87%         77%

-----------------------------------------------------------------------------------------------------------------
SERIES Q (SMALL CAP VALUE)
                                              FISCAL YEARS ENDED DECEMBER 31
                                            ---------------------------------
                                             2002(m)     2001(d)   2000(d)(h)
                                            --------    --------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $  12.79    $  10.74    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............     (0.04)      (0.04)      (0.02)
Net Gain (Loss) on Securities
   (realized and unrealized) .............      1.11        2.41        0.76
                                            --------    --------    --------
   Total from investment operations ......      1.07        2.37        0.74
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...        --          --          --
Distributions (from Capital Gains) .......     (0.08)      (0.32)         --
                                            --------    --------    --------
   Total Distributions ...................     (0.08)      (0.32)         --
                                            --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $  13.78    $  12.79    $  10.74
                                            ========    ========    ========
TOTAL RETURN (b) .........................       8.4%       22.2%        7.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 78,819    $ 58,198    $ 10,427
Ratio of Expenses to Average Net Assets ..      1.18%       1.18%       1.49%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................     (0.62%)     (0.42%)     (0.41%)
Portfolio Turnover Rate ..................        35%         47%         81%

--------------------------------------------------------------------------------
                           116 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES S (SOCIAL AWARENESS)
                                                            FISCAL YEARS ENDED DECEMBER 31
                                            ---------------------------------------------------------------------
                                             2002(m)     2001(d)     2000(d)      1999       1998(d)     1997(d)
                                            --------    --------    --------    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $  22.64    $  27.62    $  31.71    $  28.40    $  22.25    $  19.08
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.02        0.04       (0.02)       0.07        0.09        0.06
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (3.17)      (3.55)      (4.07)       4.60        6.78        4.21
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......     (3.15)      (3.51)      (4.09)       4.67        6.87        4.27
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...     (0.04)         --          --       (0.16)      (0.06)      (0.04)
Distributions (from Capital Gains) .......        --       (0.53)         --       (1.20)      (0.66)      (1.06)
Distributions (in Excess of Capital Gains)        --       (0.94)         --          --          --          --
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................     (0.04)      (1.47)         --       (1.36)      (0.72)      (1.10)
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $  19.45    $  22.64    $  27.62    $  31.71    $  28.40    $  22.25
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................     (13.9%)     (13.1%)     (12.9%)      17.2%       31.4%       22.7%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $130,125    $158,686    $208,709    $236,576    $152,641    $ 89,332
Ratio of Expenses to Average Net Assets ..      0.83%       0.83%       0.83%       0.82%       0.82%       0.83%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      0.17%       0.17%      (0.05%)      0.29%       0.47%       0.35%
Portfolio Turnover Rate ..................         0%         10%         24%         24%         23%         49%

-----------------------------------------------------------------------------------------------------------------
SERIES T (TECHNOLOGY)
                                              FISCAL YEARS ENDED DECEMBER 31
                                            ---------------------------------
                                             2002(m)     2001(d)   2000(d)(h)
                                            --------    --------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $   4.65    $   6.13    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............     (0.03)      (0.05)      (0.05)
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (1.42)      (1.43)      (3.82)
                                            --------    --------    --------
   Total from investment operations ......     (1.45)      (1.48)      (3.87)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...        --          --          --
Distributions (from Capital Gains) .......        --          --          --
                                            --------    --------    --------
   Total Distributions ...................        --          --          --
                                            --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $   3.20    $   4.65    $   6.13
                                            ========    ========    ========
TOTAL RETURN (b) .........................     (31.2%)     (24.1%)     (38.7%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 11,830    $ 18,033    $ 16,035
Ratio of Expenses to Average Net Assets ..      1.53%       1.46%       1.50%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................     (1.33%)     (1.21%)     (1.23%)
Portfolio Turnover Rate ..................       133%        223%        222%

--------------------------------------------------------------------------------
                           117 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES V (MID CAP VALUE)
                                                               FISCAL YEARS ENDED DECEMBER 31
                                            -----------------------------------------------------------------------
                                             2002(m)     2001(d)      2000        1999       1998(c)  1997(a)(c)(e)
                                            --------    --------    --------    --------    --------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $  23.49    $  22.19    $  16.73    $  14.83    $  13.13    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.04        0.09        0.08        0.03        0.03        0.12
Net Gain (Loss) on Securities
   (realized and unrealized) .............      0.31        2.31        5.57        2.66        2.14        3.01
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......      0.35        2.40        5.65        2.69        2.17        3.13
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...     (0.09)      (0.08)         --       (0.05)      (0.08)         --
Distributions (from Capital Gains) .......     (1.56)      (1.02)      (0.19)      (0.74)      (0.39)         --
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................     (1.65)      (1.10)      (0.19)      (0.79)      (0.47)         --
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $  22.19    $  23.49    $  22.19    $  16.73    $  14.83    $  13.13
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................       1.5%       11.1%       33.8%       18.9%       16.6%       31.3%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $193,168    $166,860    $115,551    $ 42,885    $ 18,523    $  6,491
Ratio of Expenses to Average Net Assets ..      0.82%       0.85%       0.84%       0.84%       0.71%       0.40%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      0.40%       0.43%       0.55%       0.32%       0.42%       1.55%
Portfolio Turnover Rate ..................        49%         50%         35%         57%         72%         79%

------------------------------------------------------------------------------------------------------------------
SERIES W (MAIN STREET GROWTH & INCOME(R))
                                              FISCAL YEARS ENDED DECEMBER 31
                                            ---------------------------------
                                             2002(m)     2001(d)   2000(d)(h)
                                            --------    --------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $   8.10    $   9.01    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............      0.01        0.01          --
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (0.63)      (0.91)      (0.98)
                                            --------    --------    --------
   Total from investment operations ......     (0.62)      (0.90)      (0.98)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...        --       (0.01)      (0.01)
Distributions (from Capital Gains) .......        --          --          --
                                            --------    --------    --------
   Total Distributions ...................        --       (0.01)      (0.01)
                                            --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $   7.48    $   8.10    $   9.01
                                            ========    ========    ========
TOTAL RETURN (b) .........................      (7.7%)     (10.0%)      (9.8%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 39,488    $ 37,579    $ 26,638
Ratio of Expenses to Average Net Assets ..      1.23%       1.25%       1.23%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................      0.14%       0.14%       0.14%
Portfolio Turnover Rate ..................        64%         67%         57%

--------------------------------------------------------------------------------
                           118 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES X (SMALL CAP GROWTH)
                                                               FISCAL YEARS ENDED DECEMBER 31
                                            ---------------------------------------------------------------------
                                             2002(m)      2001        2000       1999(c)     1998(c)   1997(c)(f)
                                            --------    --------    --------    --------    --------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $  12.66    $  17.55    $  19.40    $  10.67    $   9.60    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............     (0.06)      (0.09)      (0.07)         --        0.02        0.01
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (1.55)      (4.80)      (1.59)       9.27        1.07       (0.41)
                                            --------    --------    --------    --------    --------    --------
   Total from investment operations ......     (1.61)      (4.89)      (1.66)       9.27        1.09       (0.40)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...        --          --          --       (0.02)      (0.02)         --
Distributions (from Capital Gains) .......        --          --          --       (0.52)         --          --
Distributions (in excess of Capital Gains)        --          --       (0.18)         --          --          --
Return of Capital ........................        --          --       (0.01)         --          --          --
                                            --------    --------    --------    --------    --------    --------
   Total Distributions ...................        --          --       (0.19)      (0.54)      (0.02)         --
                                            --------    --------    --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $  11.05    $  12.66    $  17.55    $  19.40    $  10.67    $   9.60
                                            ========    ========    ========    ========    ========    ========
TOTAL RETURN (b) .........................     (12.7%)     (27.9%)      (8.7%)      87.2%       11.5%       (4.0%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 60,822    $ 73,408    $114,283    $ 44,095    $  5,621    $  2,640
Ratio of Expenses to Average Net Assets ..      1.15%       1.15%       1.13%       0.57%       0.59%       0.98%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................     (0.99%)     (0.66%)     (0.44%)        --        0.26%       0.73%
Portfolio Turnover Rate ..................       247%        353%        335%        283%        367%        402%

-----------------------------------------------------------------------------------------------------------------
SERIES Y (SELECT 25)
                                                   FISCAL YEARS ENDED DECEMBER 31
                                            --------------------------------------------
                                             2002(m)      2001       2000(d)     1999(g)
                                            --------    --------    --------    --------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......  $   9.35    $  10.38    $  12.37    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............     (0.01)      (0.02)      (0.02)      (0.01)
Net Gain (Loss) on Securities
   (realized and unrealized) .............     (1.78)      (1.01)      (1.97)       2.38
                                            --------    --------    --------    --------
   Total from investment operations ......     (1.79)      (1.03)      (1.99)       2.37
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...        --          --          --          --
Distributions (from Capital Gains) .......        --          --          --          --
                                            --------    --------    --------    --------
   Total Distributions ...................        --          --          --          --
                                            --------    --------    --------    --------
NET ASSET VALUE END OF PERIOD ............  $   7.56    $   9.35    $  10.38    $  12.37
                                            ========    ========    ========    ========
TOTAL RETURN (b) .........................     (19.1%)      (9.9%)     (16.1%)      23.7%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .....  $ 39,240    $ 52,998    $ 65,011    $ 31,399
Ratio of Expenses to Average Net Assets ..      0.89%       0.88%       0.89%       0.97%
Ratio of Net Investment Income (Loss) to
   Average Net Assets ....................     (0.30%)     (0.20%)     (0.16%)     (0.16%)
Portfolio Turnover Rate ..................         0%         38%         68%         54%

--------------------------------------------------------------------------------
                           119 SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

(a) Net investment income per share has been calculated using the weighted monthly average number of capital shares outstanding.

(b) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit
    Life Insurance Company. Shares of a series of SBL Fund are available only through the purchase of such products.

(c) Fund expenses for Series I, K, P, V and X were reduced by the Investment
    Manager during the period. Expense ratios absent such reimbursement would have been as follows:

               2002    2001    2000    1999     1998    1997
               ----    ----    ----    ----     ----    ----
    Series I  2.29%     --    2.38%   4.20%      --      --
    Series K    --      --      --      --     1.66%   1.39%
    Series P    --      --      --    0.86%    0.93%   1.14%
    Series V    --      --      --      --     0.89%   1.14%
    Series X    --      --      --    1.33%    1.59%   1.98%

(d) Expense ratios were calculated without the reduction for earnings credits and marketing fees paid indirectly. Expense ratios with such reductions would have been as follows:

              2002     2001    2000    1999     1998    1997
              ----     ----    ----    ----     ----    ----
    Series A   --     0.82%   0.82%     --     0.81%   0.81%
    Series B  .82%    0.83%   0.82%     --     0.80%   0.83%
    Series C   --       --      --      --     0.57%   0.58%
    Series E   --       --      --      --     0.83%   0.83%
    Series G   --     1.22%   1.23%     --       --      --
    Series I   --     2.24%   2.24%     --       --      --
    Series J   --     0.83%   0.82%     --     0.82%   0.82%
    Series K   --     1.52%     --      --       --      --
    Series O   --     1.08%     --      --       --      --
    Series P   --       --      --      --     0.18%   0.31%
    Series Q   --     1.17%   1.23%     --       --      --
    Series S   --     0.84%   0.83%     --     0.82%   0.83%
    Series T   --     1.44%   1.48%     --       --      --
    Series V   --     0.83%     --      --       --      --
    Series W   --     1.24%   1.17%     --       --      --
    Series Y   --      --     0.89%     --       --      --

(e) Series V was initially capitalized on May 1, 1997, with a net asset value of
    $10 per share. Percentage amounts for the period have been annualized, except for total return.

(f) Series X was initially capitalized on October 15, 1997, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(g) Series H, I and Y were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(h) Series G, L, Q, T and W were initially capitalized on May 1, 2000 with net asset values of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(i) Meridian Investment Management Corporation (Meridian) became the Subadvisor of Series M (Global Total Return Series) effective August 1, 1997. Prior to
    August 1, 1997, SMC paid Templeton/Franklin Investment Services, Inc. and
    Meridian for research services provided to Series M.

(j) Wellington Management Company became Subadvisor for Series K and M on May
    15, 1999. Prior to December 31, 1998, Lexington Management Corporation
    served as Subadvisor to Series K. Prior to May 15, 1999, Meridian Investment
    Management served as Subadvisor to Series M.

(k) The Dreyfus Corporation became Subadvisor of Series B effective January 2,
    2001. Prior to January 2, 2001, advisory services were provided by the
    Investment Manager.

(l) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001, was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase (decrease) the ratio of net investment income to average net assets from (0.02%) to 0.12%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(m) Unaudited figures for the six months ended June 30, 2002. Percentage amounts for the period, except for total return, have been annualized.

--------------------------------------------------------------------------------
                           120 SEE ACCOMPANYING NOTES.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
     The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based on the net asset value of each series. Shares of the Fund will be sold only to Security Benefit Life Insurance Company (SBL)
separate accounts. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
     A. SECURITIES VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service. Securities listed or traded on a recognized securities exchange are valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. If a security is traded on multiple exchanges, its value will be based on the price from the principal exchange where it is traded. All other securities for which market quotations are avail-able are valued on the basis of the current bid price. If there is no bid or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value.
The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments.
Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
     B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.
If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
     C. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates.
Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The series which invest in foreign securities and currencies do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
     D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign exchange contracts in connection with foreign currency risk from purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the
Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets andLiabilities. The face or contract amount in U.S. dollars reflects the total exposure the Series have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counter party does not perform under the contract.
     E. FUTURES - The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the series is required to deposit cash or liquid securities, representing the initial margin, equal to
a

--------------------------------------------------------------------------------
                                       121

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.
     F. OPTIONS WRITTEN - The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer the obligation to sell or purchase), a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.
     The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.
     G. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis.
     H. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.
     I. TAXES - The Fund complied with the requirements of the Internal Revenue
Code applicable to regulated investment companies and distributed all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.
     J. EARNINGS CREDITS - Under the fee schedule with the custodian, the Fund earns credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.
     K. SECURITIES LENDING - Certain of the series may lend up to
33 1/3% of the total value of their total assets to broker/dealers, banks, or other institutional borrowers of securities in order to earn additional income.
Each series' policy is to maintain collateral in the form of cash, U.S.
Government securities, letters of credit or such other collateral as may be permitted under its investment program equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.
     L. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
     Management fees are payable to Security Management Company, LLC (SMC) (the
Investment Manager) under an investment advisory contract at an annual rate of
..50% of the average daily net assets for Series C, .75% for Series A, B, E, H,
J, K, P, S, V and Y, 1.00% for Series D, G, L, M, N, O, Q, T, W and X and 1.10%
for Series I.
     SMC pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily closing value of the combined average daily net assets of SBL
Series D and another Fund managed by SMC, Security Equity Fund Global Series, computed on a daily basis as follows:

  Combined Average Daily Net Assets of the Series    Annual Fees
  -----------------------------------------------    -----------
  $0 to $300 Million ............................       .35%
  $300 Million to $750 Million ..................       .30%
  $750 million or more ..........................       .25%

     SMC also pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily net assets of Series W, computed on a daily basis as follows:

  Average Daily Net Assets of the Series             Annual Fees
  --------------------------------------             -----------
  $0 to $50 Million ....................                .35%
  $50 Million to $250 Million ..........                .30%
  $250 million or more .................                .25%

     The Investment Manager pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $25,000,000 of average daily net assets of Series N and .35% of the average daily net assets of Series N in excess of $25,000,000 for management services provided to that Series. The Investment Manager pays T.
Rowe Price Associates, Inc. an annual fee equal to .50% of the first $20,000,000 of average daily net assets of Series O and .40% of the average daily net assets in excess of $20,000,000 for management services provided to Series O.

     SMC pays Strong Capital Management, Inc. with respect to Series Q and X, an annual fee based on the combined average net assets of the Series and another
Fund managed by SMC, the Security Equity Fund Small Cap Growth Series. The fees for these services are out-lined below:

  Average Daily Net Assets of the Series             Annual Fees
  --------------------------------------             -----------
  Less Than $150 Million ...............                .50%
  $150 Million to $500 Million .........                .45%
  $500 million or more .................                .40%

     Deutsche Asset Management, Inc. furnishes investment advisory services to
Series H and Series I. For such services to Series H, SMC pays Deutsche Asset
Management, Inc. an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series H and another Fund, managed by SMC, the Security Equity Fund Enhanced Index Series as follows:

  Combined Average Daily Net Assets of the Series    Annual Fees
  -----------------------------------------------    -----------
  $0 to $100 Million ............................       .20%
  $100 Million to $300 Million ..................       .15%
  $300 million or more ..........................       .13%

--------------------------------------------------------------------------------
                                       122

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

     SMC also pays Deutsche Asset Management, Inc. a minimum fee of $200,000.
For the services provided to Series I, SMC pays Deutsche Asset Management, Inc.
an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series I and another Fund managed by SMC, the Security
Equity Fund International Series, computed on a daily basis as follows:

  Combined Average Daily Net Assets of the Series    Annual Fees
  -----------------------------------------------    -----------
  $0 to $200 Million ............................       .60%
  $200 Million or more ..........................       .55%

     SMC pays Wellington Management Company, LLP (Wellington Management) for
Series K, an annual fee equal to a percentage of the average daily closing value of the average daily net assets of Series K, computed on a daily basis as follows:

  Average Daily Net Assets of the Series             Annual Fees
  --------------------------------------             -----------
  Less Than $50 Million ................                .50%
  More Than $50 Million ................                .40%

     For the services provided to Series M, SMC pays Wellington Management an annual fee equal to a percentage of the average daily closing value of the net assets of Series M, according to the following schedule:

  Average Daily Net Assets of the Series             Annual Fees
  --------------------------------------             -----------
  $0 to $50 Million ....................                .50%
  $50 Million to $100 Million ..........                .40%
  $100 Million to $250 Million .........                .35%
  $250 Million or more .................                .30%

     For the services provided to Series T, SMC pays Wellington Management an annual fee equal to .50% of the average net assets of Series T.

     SMC pays Alliance Capital Management, L.P. an annual fee equal to the following:

  Average Daily Net Assets of the Series             Annual Fees
  --------------------------------------             -----------
  $0 to $10 Million ....................                0.75%
  $10 Million to $20 Million ...........                0.625%
  $20 Million or more ..................                0.50%

     SMC pays the Dreyfus Corporation an annual fee equal to .25% of the average daily closing value of the combined net assets of Series B and another fund managed by SMC, Security Growth & Income Fund, computed on a daily basis.
Beginning January 1, 2002, the Dreyfus Corporation agreed to waive .10% of the average daily closing value of the combined net assets of Series B and another fund managed by SMC, Security Growth & Income Fund, computed on a daily basis until 12/31/06.

     The investment advisory contract between the Fund and SMC provides that the total annual expenses of each series (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the series is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the
Fund are then offered for sale. For the six months ended June 30, 2002,
SMCagreed to limit the total expenses for Series K, M, P, V, and X to an annual rate of 2% of the average daily net asset value of each respective series, limit
Series I and Series T at an annual rate of 2.25% and limit Series G, H, L, Q, W and Y to an annual rate of 1.75%.

     The Fund has entered into a contract with SMC for transfer agent services and administrative services provided to the Fund. The admin-istrative services provided by SMC principally include all fund and portfolio accounting and regulatory filings. For providing these services, SMC receives a fee at the annual rate of .045% of the average daily net assets of the Series A, B, C, E,
I, J, O, P, S, T and V, plus the greater of .10% of the average daily net assets of Series D, I, K, M and N, or $60,000. SMC also receives from Series T the greater of .10% of the average daily net assets or (i) $45,000 for the second year, and (ii) $60,000 thereafter. With respect to Series G, H, L, Q, W, X, and
Y, SMC receives a fee at an annual rate of .09% of the average daily net assets of the series.

     The Fund has directed the Investment Manager and certain of the sub-advisors to execute certain portfolio trades with broker/dealers in a manner that will benefit the Fund. These broker/dealers have agreed to either direct a portion of their brokerage commissions to the Fund's Distributor for use in promoting the distribution of Fund shares, or to provide brokerage credits, benefits or other services to be used to promote distribution of Fund shares
(the "Brokerage Enhancement Plan"). The duty to seek best execution still applies to these portfolio trades. For the period ended June 30, 2002, the amounts generated under the Brokerage Enhancement Plan were as follows: Series
A-$1,404, Series B-$209,796, Series G-$24, Series J-$1,549 , Series O-$6,830,
Series S-$112 , Series V-$763, and Series Y-$38.

--------------------------------------------------------------------------------
                                       123

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

     3. UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENT SECURITIES              |      4. INVESTMENT TRANSACTIONS
     For federal income tax purposes, the amounts of unrealized                    |      Investment transactions for the
appreciation (depreciation) for each Series' investments were as                   | period ended June 30, 2002, (excluding
follows:                                                                           | overnight investments and short-term
                                                                                   | debt securities) are as follows:
                              AGGREGATE GROSS   AGGREGATE GROSS   NET UNREALIZED   |
                                 UNREALIZED        UNREALIZED       APPRECIATION   |                  PROCEEDS
                                APPRECIATION      DEPRECIATION     (DEPRECIATION)  |   PURCHASES      FROM SALES
                                ------------      ------------     --------------  |   ---------      ----------
SERIES A                                                                           |
  (Equity) ................      117,678,196      (84,207,477)       33,470,719    |    77,856,591      139,310,005
SERIES B                                                                           |
  (Large Cap Value) .......       19,071,205      (63,910,564)      (44,839,359)   |   149,826,957      160,980,798
SERIES C                                                                           |
  (Money Market) ..........           18,163           (3,374)           14,789    |            --           14,077
SERIES D                                                                           |
  (Global) ................       54,584,300      (46,515,034)        8,069,266    |    84,708,174      113,362,458
SERIES E                                                                           |
  (Diversified Income) ....        5,221,503       (2,923,913)        2,297,590    |    54,427,346       27,844,706
SERIES G                                                                           |
  (Large Cap Growth) ......          252,745       (7,603,417)       (7,350,672)   |     3,366,579        1,790,643
SERIES H                                                                           |
  (Enhanced Index) ........        1,969,134      (11,954,256)       (9,985,122)   |    12,175,663       10,106,314
SERIES I                                                                           |
  (International) .........          926,480         (956,160)          (29,680)   |    16,674,755       14,793,828
SERIES J                                                                           |
  (Mid Cap Growth) ........       62,535,688     (121,484,145)      (58,948,457)   |   104,188,459      117,524,072
SERIES K                                                                           |
  (Global Strategic Income)          851,646       (1,215,894)         (364,248)   |     9,957,887       10,309,877
SERIES L                                                                           |
  (Capital Growth) ........          370,165       (3,467,875)       (3,097,710)   |     4,674,483        7,197,127
 SERIES M                                                                          |
  (Global Total Return) ...        1,326,974       (2,082,827)         (755,853)   |    13,487,908       13,264,802
SERIES N                                                                           |
  (Managed Asset                                                                   |
   Allocation) ............        4,424,373       (6,769,697)       (2,345,324)   |    75,585,322       75,399,692
SERIES O                                                                           |
  (Equity Income) .........       18,838,395      (24,638,895)       (5,800,500)   |    45,178,746       36,206,587
SERIES P                                                                           |
  (High Yield) ............          483,817       (5,651,924)       (5,168,107)   |    16,044,386       15,748,434
SERIES Q                                                                           |
  (Small Cap Value) .......       13,353,808       (7,189,940)        6,163,868    |    26,573,066       11,662,703
SERIES S                                                                           |
  (Social Awareness) ......       25,060,540      (32,706,774)       (7,646,234)   |            --        6,955,974
SERIES T                                                                           |
  (Technology) ............          453,535       (3,648,409)       (3,194,874)   |     9,866,245       11,247,971
SERIES V                                                                           |
  (Mid Cap Value) .........       32,298,950      (19,252,782)       13,046,168    |    71,241,980       45,159,586
SERIES W                                                                           |
  (Main Street Growth                                                              |
    & Income) .............        2,233,121       (4,985,524)       (2,752,403)   |    16,809,411       12,130,255
SERIES X                                                                           |
  (Small Cap Growth) ......        8,066,482       (2,938,155)        5,128,327    |    82,275,233       83,788,593
SERIES Y                                                                           |
  (Select 25) .............        1,703,015      (12,865,868)      (11,162,853)   |           --        4,242,501

--------------------------------------------------------------------------------
                                       124

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

5. FORWARD FOREIGN EXCHANGE CONTRACTS
    At June 30, 2002, Series I, Series K and Series M had the following open forward foreign exchange contracts to buy or sell currency (excluding foreign currency contracts used for purchase and sale settlements):
                                                                                                          NET UNREALIZED
     CONTRACTS                   SETTLEMENT      FOREIGN CURRENCY TO     AMOUNT TO BE     U.S. $ VALUE     APPRECIATION
      TO BUY                        DATE        BE DELIVERED IN U.S. $  PAID IN U.S. $   AS OF 06/30/02   (DEPRECIATION)
      ------                        ----        ----------------------  --------------   --------------   --------------
SERIES I
--------
Australian Dollar                 07/19/02             2,796,175          $1,570,877       $1,567,174         ($3,703)
British Pound                     07/19/02               773,655           1,154,611        1,177,942          23,331
Canadian Dollar                   07/19/02               480,240             312,474          315,647           3,173
Chilean Peso                      07/19/02            27,870,419              40,550           40,465             (85)
DanishKroner                      07/19/02             4,410,836             553,821          585,976          32,155
European Monetary Unit            07/19/02             2,710,176           2,571,116        2,674,205         103,089
Japanese Yen               07/02/02 - 07/19/02       201,834,428           1,639,584        1,685,368          45,784
Norwegian Krone                   07/19/02             2,702,418             337,069          359,341          22,272
New Zealand Dollar                07/19/02               238,928             115,762          115,755              (7)
Singapore Dollar                  07/19/02               564,893             318,257          319,922           1,665
Swedish Krona                     07/19/02             3,977,444             406,712          432,334          25,622
Swiss Franc                       07/19/02               783,433             505,508          526,668          21,160
                                                                                                             --------
                                                                                                             $274,456
                                                                                                             ========
SERIES K
--------
Australian Dollar                 07/19/02                56,000              31,153           31,386        $    233
European Monetary Unit     07/03/02 - 07/22/02           297,869             283,962          293,947           9,985
Japanese Yen                      07/17/02            12,948,000             103,419          108,117           4,698
Korean Won                        08/06/02            62,800,000              49,812           52,139           2,327
Norwegian Krone                   07/02/02               749,000             100,638           99,809            (829)
Poland Zloty                      07/16/02               258,000              63,472           63,424             (48)
Swedish Krona                     07/15/02               707,000              72,650           76,867           4,217
Singapore Dollar                  07/08/02                39,000              21,818           22,079             261
                                                                                                             --------
                                                                                                             $ 20,844
                                                                                                             ========
SERIES M
--------
Brazilian Real                    09/12/02               832,200             308,165          291,949        $(16,216)
BritishPound               07/29/02 - 09/12/02           786,000           1,142,763        1,193,044          50,281
Canadian Dollar            07/30/02 - 09/12/02           574,400             373,464          376,988           3,524
Danish Kroner                     07/24/02                 5,500                 707              731              24
European Monetary Unit     07/02/02 - 09/12/02         1,588,153           1,506,363        1,564,262          57,899
Japanese Yen               07/17/02 - 09/12/02       256,638,000           2,057,542        2,146,334          88,792
Korean Won                 08/06/02 - 09/12/02       325,558,590             262,462          269,705           7,243
Norwegian Krone                   07/02/02             1,057,000             142,022          140,853          (1,169)
Poland Zloty               07/16/02 - 09/12/02         1,765,000             432,950          429,772          (3,178)
Singapore Dollar                  07/08/02                56,000              31,329           31,703             374
Swedish Krona                     07/15/02               893,000              91,783           97,089           5,306
Swiss Franc                07/25/02 - 09/12/02           392,480             252,179          264,125          11,946
                                                                                                             --------
                                                                                                             $204,826
                                                                                                             ========

--------------------------------------------------------------------------------
                                       125

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

5. FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)

                                                                                                         NET UNREALIZED
     CONTRACTS                  SETTLEMENT      FOREIGN CURRENCY TO     AMOUNT TO BE     U.S. $ VALUE     APPRECIATION
      TO SELL                      DATE        BE DELIVERED IN U.S. $  PAID IN U.S. $   AS OF 06/30/02   (DEPRECIATION)
      -------                      ----        ----------------------  --------------   --------------   --------------
SERIES I
--------
Australian Dollar                07/19/02             2,130,805          $1,209,221       $1,194,253       $  14,968
British Pound                    07/19/02               672,052             992,436        1,023,245         (30,809)
Canadian Dollar                  07/19/02               480,240             313,227          315,648          (2,421)
Chilean Peso                     07/19/02            27,870,419              41,004           40,465             539
Danish Kroner                    07/19/02             3,220,476             413,418          427,837         (14,419)
European Monetary Unit           07/19/02             2,179,404           2,043,669        2,150,513        (106,844)
Japanese Yen                     07/19/02           295,678,709           2,385,868        2,469,215         (83,347)
Norwegian Krone                  07/19/02               211,346              27,528           28,102            (574)
New Zealand Dollar               07/19/02               238,928             116,095          115,755             340
Swedish Krona                    07/19/02               260,945              27,223           28,364          (1,141)
Swiss Franc                      07/19/02             1,227,717             786,854          825,340         (38,486)
                                                                                                           ---------
                                                                                                           ($262,194)
                                                                                                           =========
SERIES K
--------
Australian Dollar                07/19/02                79,000              43,948           44,277       $    (329)
Canadian Dollar                  07/30/02               111,000              73,014           72,940              74
Danish Kroner                    07/24/02               108,000              13,876           14,345            (469)
European Monetary Unit    07/16/02 - 07/22/02         2,181,400           2,060,439        2,152,133         (91,694)
British Pound                    07/29/02               145,000             210,540          220,624         (10,084)
Japanese Yen              07/17/02 - 08/06/02        89,170,000             711,261          744,634         (33,373)
Norwegian Krone           07/02/02 - 08/02/02         1,498,000             194,328          199,218          (4,890)
Poland Zloty                     07/16/02                80,000              19,687           19,666              21
Swedish Krona                    07/15/02               989,000             101,228          107,527          (6,299)
Singapore Dollar                 07/08/02                39,000              22,021           22,079             (58)
                                                                                                           ---------
                                                                                                           ($147,101)
                                                                                                           =========
SERIES M
--------
Australian Dollar                07/19/02               288,500             160,511          161,696       $  (1,185)
British Pound             07/29/02 - 09/12/02           275,000             399,162          417,590         (18,428)
European Monetary Unit    07/02/02 - 09/12/02         2,267,020           2,142,726        2,234,050         (91,324)
Japanese Yen              07/17/02 - 09/12/02       117,992,300             951,704          987,062         (35,358)
Korean Won                       08/06/02             5,600,000               4,547            4,649            (102)
Norwegian Krone           07/02/02 - 09/12/02         3,183,540             408,626          422,234         (13,608)
Poland Zloty                     09/12/02             1,091,000             265,180          265,237             (57)
Singapore Dollar                 07/08/02                56,000              31,620           31,703             (83)
Swedish Krona             07/15/02 - 07/26/02           866,400              88,701           94,197          (5,496)
                                                                                                           ---------
                                                                                                           ($165,641)
                                                                                                           =========

--------------------------------------------------------------------------------
                                       126

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

6. OPEN FUTURES CONTRACTS

                                           NUMBER OF     EXPIRATION      CONTRACT       MARKET      UNREALIZED
                             POSITION      CONTRACTS        DATE          AMOUNT         VALUE      GAIN (LOSS)
                             --------      ---------        ----          ------         -----      -----------
SERIES H
--------
S&P 500 Future                 Long            8          09/19/02      1,990,160      1,980,200       ($9,960)
S&P 500 E-Mini Future          Long            4          09/20/02        199,010        198,000        (1,010)
                                                                                                     ---------
                                                                                                      ($10,970)
                                                                                                     =========

SERIES K
--------
EUR Schatz Future              Short           5          09/06/02        101,401        102,078         ($677)
                                                                                                     =========

SERIES M
--------
CAC 40 Euro Future             Long            4          07/31/02        143,084        154,184        11,100
EUR Schatz Future              Short           4          09/06/02        410,943        408,313        (2,630)
US 5 Year Note Future          Short           1          09/19/02        107,847        107,422          (425)
DAX Index Future               Long            1          09/20/02        107,997        109,167         1,170
EUR Bobl Future                Long            3          09/06/02        310,461        314,235         3,774
OMX Index Future               Long            6          07/26/02         37,384         39,954         2,570
EUR Bond Future                Short           1          09/06/02        107,516        106,088        (1,428)
S&P 500 Index Future           Long            4          09/19/02      1,037,182        990,100       (47,082)
Topix Index Future             Long            3          09/12/02        274,082        255,173       (18,909)
US 2 Year Note Future          Long            1          09/27/02        209,459        209,953           494
US 10 Year Note Future         Short           1          09/19/02        107,604        107,234          (370)
SPI 200Future                  Long            1          09/30/02         45,352         44,926          (426)
FTSE 100 Index Future          Long            4          09/20/02        283,568        283,703           135
                                                                                                     ---------
                                                                                                      ($52,027)
                                                                                                     =========

--------------------------------------------------------------------------------
                                       127

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

7. CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Fund for the period ending June 30, 2002 and for the year ending December 31, 2001, respectively were as follows:

                                                                                                          2002          2002
                      2002         2002          2002         2002           2002          2002         INCREASE      INCREASE
                     SHARES       AMOUNT        SHARES       AMOUNT         SHARES        AMOUNT       (DECREASE)    (DECREASE)
                      SOLD         SOLD       REINVESTED   REINVESTED      REDEEMED      REDEEMED        SHARES        AMOUNT
                    --------    ----------    ----------  ------------   -----------   -------------   ----------   ------------
SERIES A
(Equity)            26,297,275  $570,053,289     103,146  $  2,221,768   (28,861,898) ($623,772,190)   (2,461,477)  ($51,497,133)
SERIES B
(Large Cap Value)   25,952,820   463,231,359     307,273     5,334,261   (27,590,501)  (491,659,705)   (1,330,408)   (23,094,085)
SERIES C
(Money Market)      22,027,202   263,090,826     335,654     3,977,505   (22,292,890)  (266,249,370)       69,966        818,961
SERIES D
(Global)            63,958,284   401,252,033          --            --   (68,413,245)  (428,698,745)   (4,454,961)   (27,446,712)
SERIES E
(Diversified
   Income)          14,331,194   157,775,751     651,903     7,170,930   (12,988,338)  (142,763,194)    1,994,759     22,183,487
SERIES G
(Large Cap Growth)   2,979,909    18,716,651          --            --    (3,069,875)   (18,522,295)      (89,966)       194,356
SERIES H
(Enhanced Index)     4,608,024    38,392,368      29,644       245,459    (4,620,365)   (38,447,642)       17,303        190,185
SERIES I
(International)      1,889,972    14,634,721          --            --    (1,675,092)   (13,016,270)      214,880      1,618,451
SERIES J
(Mid Cap Growth)    16,069,763   356,261,023   1,151,899    24,431,773   (17,382,088)  (383,786,735)     (160,426)    (3,093,939)
SERIES K
(Global Strategic
   Income)           1,892,336    18,058,078      97,333       912,978    (1,792,790)   (17,103,929)      196,879      1,867,127
SERIES L
(Capital Growth)     2,392,530    14,981,451          --            --    (2,846,289)   (17,366,008)     (453,759)    (2,384,557)
SERIES M
(Global Total
   Return)           2,780,441    23,868,219          --            --    (2,885,067)   (24,745,257)     (104,626)      (877,038)
SERIES N
(Managed Asset
   Allocation)       6,216,028    83,370,418     119,422     1,575,179    (6,511,369)   (87,313,521)     (175,919)    (2,367,924)
SERIES O
(Equity Income)     12,962,714   205,631,252     438,941     6,865,036   (12,565,293)  (199,068,782)      836,362     13,427,506
SERIES P
(High Yield)         2,667,544    37,061,762      14,768       197,890    (2,725,277)   (37,838,939)      (42,965)      (579,287)
SERIES Q
(Small Cap Value)    7,401,080   102,176,092      30,973       394,602    (6,262,871)   (86,540,857)    1,169,182     16,029,837
SERIES S
(Social Awareness)   6,302,869   139,600,726      13,996       304,697    (6,635,162)  (146,727,039)     (318,297)    (6,821,616)
SERIES T
(Technology)         3,039,798    12,564,535          --            --    (3,219,522)    13,300,913)     (179,724)      (736,378)
SERIES V
(Mid Cap Value)      9,573,820   225,239,491     554,874    12,207,226    (8,528,034)  (199,976,414)    1,600,660     37,470,303
SERIES W
(Main Street Growth
   & Income)         3,809,900    30,736,743          --            --    (3,171,479)   (25,614,404)      638,421      5,122,339
SERIES X
(Small Cap Growth)   6,853,009    82,057,399          --            --    (7,145,114)   (85,290,686)     (292,105)    (3,233,287)
SERIES Y
(Select 25)          5,224,465    47,380,504          --            --    (5,703,905)   (51,673,304)     (479,440)    (4,292,800)

--------------------------------------------------------------------------------
                                       128

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

7. CAPITAL SHARE TRANSACTIONS (CONTINUED)
                                                                                                            2001          2001
                        2001         2001          2001         2001           2001           2001        INCREASE      INCREASE
                       SHARES       AMOUNT        SHARES       AMOUNT         SHARES         AMOUNT      (DECREASE)    (DECREASE)
                        SOLD         SOLD       REINVESTED   REINVESTED      REDEEMED       REDEEMED       SHARES        AMOUNT
                      --------     --------     ----------   ----------     ----------     ----------     ---------    ----------
SERIES A
(Equity)              7,499,379  $178,116,901    4,526,000  $107,311,470   (11,930,246)  $(276,386,799)      95,133   $  9,041,572
SERIES B
(Large Cap Value)     4,853,323    90,260,669      403,097     7,719,301    (9,308,729)   (172,609,717)  (4,052,309)   (74,629,747)
SERIES C
(Money Market)       31,724,489   385,282,870      626,075     7,431,503   (30,990,924)   (377,601,082)   1,359,640     15,113,291
SERIES D
(Global)             22,773,191   149,615,544   11,896,677    79,707,732   (33,002,443)   (212,854,393)   1,667,425     16,468,883
SERIES E
(Diversified Income)  7,793,372    87,781,884      741,276     8,065,085    (6,771,958)    (76,050,744)   1,762,690     19,796,225
SERIES G
(Large Cap Growth)    1,650,578    11,599,198           --            --      (845,830)     (5,846,920)     804,748      5,752,278
SERIES H
(Enhanced Index)      2,046,173    18,036,936       19,966       185,486    (1,787,547)    (15,736,909)     278,592      2,485,513
SERIES I
(International)       1,264,199    11,086,977           --            --      (963,353)     (8,470,088)     300,846      2,616,889
SERIES J
(Mid Cap Growth)      6,891,588   168,606,617    2,874,142    75,216,279    (8,664,627)   (213,520,420)   1,101,103     30,302,476
SERIES K
(Global Strategic
   Income)            1,181,527    11,537,860      103,736       993,789      (782,699)     (7,560,756)     502,564      4,970,893
SERIES L
(Capital Growth)      2,750,118    20,149,847       11,319        83,874    (1,797,101)    (12,472,952)     964,336      7,760,769
SERIES M
(Global Total Return)   650,625     5,868,813      104,208     1,001,433    (1,119,910)    (10,171,900)    (365,077)    (3,301,654)
SERIES N
(Managed Asset
   Allocation)        2,366,435    33,062,166      657,293     9,195,530    (2,126,274)    (29,747,067)     897,454     12,510,629
SERIES O
(Equity Income)       4,442,061    70,989,501    1,202,495    18,951,313    (4,087,232)    (65,016,915)   1,557,324     24,923,899
SERIES P
(High Yield)          2,108,955    30,889,497      184,436     2,521,046    (1,719,946)    (25,183,538)     573,445      8,227,005
SERIES Q
(Small Cap Value)     6,308,108    77,807,447       94,228     1,188,932    (2,825,081)    (34,841,391)   3,577,255     44,154,988
SERIES S
(Social Awareness)    1,332,904    32,172,005      448,784    10,986,247    (2,326,865)    (54,768,999)    (545,177)   (11,610,747)
SERIES T
(Technology)          3,225,939    17,193,888           --            --    (1,963,908)     (9,727,520)   1,262,031      7,466,368
SERIES V
(Mid Cap Value)       5,123,707   116,045,852      276,853     6,115,683    (3,503,827)    (78,310,945)   1,896,733     43,850,590
SERIES W
(Main Street Growth
   & Income)          2,693,386    22,493,228        5,693        46,337    (1,013,538)     (8,440,592)   1,685,541     14,098,973
SERIES X
(Small Cap Growth)    4,991,847    66,567,166           --            --    (5,704,520)    (76,425,799)    (712,673)    (9,858,633)
SERIES Y
(Select 25)           2,155,302    20,148,548           --            --    (2,748,130)    (25,054,840)    (592,828)    (4,906,292)

--------------------------------------------------------------------------------
                                       129

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

8. OPTIONS WRITTEN

     Transactions in options written for Series I for the period ended June 30,
2002 were as follows:

CALL OPTIONS WRITTEN
                                 Number of       Premium
                                 Contracts       Amount
                                -----------     ---------
Balance at December 31, 2001        20,447       $ 24,652
Opened                           3,451,276         10,726
Bought Back                       (577,371)        (2,263)
Expired                         (2,894,352)       (33,115)
Exercised                               --             --
                               -----------       --------
Balance at June 30, 2002                --             --
                               ===========       ========

     The following options written were outstanding for Series J at June 30,
2002:

CALL OPTIONS WRITTEN

                           Expiration    Exercise    Number of     Market
Common Stock                  Date        Price      Contracts     Value
------------               ----------    --------    ---------     ------
Ocean Energy                08/16/02       20.00       1,160      $237,800
                                                                ----------
Total call options outstanding (premiums received, $176,314)      $237,800
                                                                ==========

PUT OPTIONS WRITTEN
                           Expiration    Exercise    Number of     Market
Common Stock                  Date        Price      Contracts     Value
------------               ----------    --------    ---------     ------
Enzon, Inc.                 08/19/02       35.00         640     $  640,000
Tmpw Worldwide, Inc.        07/22/02       22.50         856        166,920
Williams Company, Inc.      11/23/02        7.50       2,700        688,500
                                                                -----------
Total put options outstanding (premiums received, $769,347)      $1,495,420
                                                                ===========

     Transactions in options written for Series J for the period ended June 30,
2002 were as follows:

CALL OPTIONS WRITTEN
                                 Number of       Premium
                                 Contracts       Amount
                                -----------     ---------
Balance at December 31, 2001         6,942     $ 1,527,983
Opened                               5,016       1,134,053
Bought Back                         (1,140)       (559,825)
Expired                             (6,202)     (1,338,416)
Exercised                           (3,456)       (587,481)
                                ----------     -----------
Balance at June 30, 2002             1,160     $   176,314
                                ==========     ===========

PUT OPTIONS WRITTEN
                                 Number of       Premium
                                 Contracts       Amount
                                -----------     ---------
Balance at December 31, 2001         2,195     $   413,128
Opened                              13,001       1,612,799
Bought Back                              -              --
Expired                             (5,522)       (783,692)
Exercised                           (5,478)       (472,888)
                                ----------     -----------
Balance at June 30, 2002             4,196     $   769,347
                                ==========     ===========

8. OPTIONS WRITTEN (CONTINUED)

     Transactions in options written for Series K for the period ended June 30,
2002 were as follows:

CALL OPTIONS WRITTEN
                                 Number of       Premium
                                 Contracts       Amount
                                -----------     ---------
Balance at December 31, 2001        30,000          $ 501
Opened                                  --             --
Bought Back                        (30,000)          (501)
Expired                                 --             --
Exercised                               --             --
                                ----------       --------
Balance at June 30, 2002                --          $  --
                                ==========       ========

     Transactions in options written for Series M for the period ended June 30,
2002 were as follows:

CALL OPTIONS WRITTEN
                                 Number of       Premium
                                 Contracts       Amount
                                -----------     ---------
Balance at December 31, 2001        45,000          $ 752
Opened                                  --             --
Bought Back                        (45,000)          (752)
Expired                                 --             --
Exercised                               --             --
                                ----------       --------
Balance at June 30, 2002                --          $  --
                                ==========       ========

     The following options written were outstanding for Series Q at June 30,
2002:

CALL OPTIONS WRITTEN
                           Expiration    Exercise    Number of     Market
Common Stock                  Date        Price      Contracts     Value
------------               ----------    --------    ---------     ------
American Eagle
   Outfitters, Inc.         07/19/02      $20.00         15      $  2,700
American Eagle
   Outfitters, Inc.         08/16/02       22.50         10         1,050
Apex Silver Mines, Ltd.     07/19/02       15.00         30         1,800
Apex Silver Mines, Ltd.     10/18/02       17.50         10           900
Applera Corporation-
   Applied Biosystems
   Group                    07/19/02       17.50         30         6,450
Applera Corporation-
   Applied Biosystems
   Group                    07/19/02       20.00         35         2,450
Applera Corporation-
   Applied Biosystems
   Group                    08/16/02       20.00         10         1,700
Applera Corporation-
   Applied Biosystems
   Group                    09/20/02       15.00         10         5,300
Applera Corporation-
   Applied Biosystems
   Group                    09/20/02       17.50         20         7,000
Applera Corporation-
   Applied Biosystems
   Group                    09/20/02       20.00         30         6,450
Applera Corporation-
   Applied Biosystems
   Group                    09/20/02       22.50         10         1,200
Armor Holdings, Inc.        11/15/02       22.50         20         8,200
Armor Holdings, Inc.        11/15/02       25.00         20         5,000
BJ Services Company         07/19/02       30.00         30        12,600
BJ Services Company         07/19/02       32.50         40         9,200
BJ Services Company         07/19/02       35.00         10         1,200
BJ Services Company         10/18/02       32.50         10         4,200

--------------------------------------------------------------------------------
                                       130

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

8. CALL OPTIONS WRITTEN (CONTINUED)

                           Expiration    Exercise    Number of     Market
Common Stock                  Date        Price      Contracts     Value
------------               ----------    --------    ---------     ------
BJ Services Company         10/18/02      $35.00          4      $  1,160
BJ Services Company         10/18/02       40.00         10         1,350
Black Box Corporation       07/19/02       40.00          5         2,050
BlackBox Corporation        09/20/02       35.00         10         7,900
Black Box Corporation       09/20/02       40.00         30        14,400
Chesapeake Corporation      07/19/02       25.00         10         1,550
Chesapeake Corporation      08/16/02       25.00          5           900
Dura Automotive
   Systems, Inc.            07/19/02       20.00         10         1,550
Dura Automotive
   Systems, Inc.            08/16/02       20.00         10         2,250
Dura Automotive
   Systems, Inc.            08/16/02       22.50         10         1,150
Dura Automotive
   Systems, Inc.            09/20/02       20.00         10         2,800
Dura Automotive
   Systems, Inc.            09/20/02       22.50         10         1,700
Encore Wire Corporation     07/19/02       12.50         10         1,650
Encore Wire Corporation     08/16/02       12.50         15         2,850
Encore Wire Corporation     08/16/02       15.00         35         2,450
FMC Corporation             07/19/02       40.00         40         1,000
FMC Corporation             10/18/02       30.00         10         3,000
FMC Corporation             10/18/02       40.00         10           500
FMC Corporation             10/21/02       35.00         10         1,200
Forest Oil Corporation      08/16/02       30.00         40         3,000
Gentiva Health Services,
   Inc.                     07/19/02       25.00         25         3,375
Gentiva Health Services,
   Inc.                     09/20/02       25.00         20         4,000
Global Industries, Ltd.     09/20/02        7.50         10           750
Global Industries, Ltd.     09/20/02       10.00         35           525
Goldcorp, Inc.              07/19/02       10.00         60         5,400
Goldcorp, Inc.              07/19/02       11.25        200         7,000
Goldcorp, Inc.              10/18/02       10.00          5           775
H.B. Fuller Company         08/16/02       30.00         55         4,950
H.B. Fuller Company         11/15/02       30.00         45         8,550
H.B. Fuller Company         11/15/02       35.00         15           525
Harmony Gold Mining
   Company,Ltd.             07/19/02       15.00         50         2,250
Harmony Gold Mining
   Company,Ltd.             08/16/02       15.00         40         4,200
Harmony Gold Mining
   Company,Ltd.             08/16/02       17.50         45         2,475
Harmony Gold Mining
   Company,Ltd.             08/16/02       20.00        110         2,200
Headwaters, Inc.            07/19/02       15.00         30         4,200
Helmerich &Payne, Inc.      07/19/02       35.00         10         1,600
Helmerich &Payne, Inc.      09/20/02       40.00         15         1,725
IDX Systems Corporation     08/16/02       12.50         10         1,250
IDX Systems Corporation     08/16/02       15.00         20           900
IDX Systems Corporation     08/16/02       17.50         50             0
J.JillGroup, Inc.           07/19/02       30.00         10         7,700
J.JillGroup, Inc.           07/19/02       35.00         10         3,400
J.JillGroup, Inc.           09/20/02       30.00         30        25,200
J.JillGroup, Inc.           09/20/02       35.00         15         6,900
JDA Software Group, Inc.    07/19/02       20.00         20        16,400
JDA Software Group, Inc.    07/19/02       22.50         20        13,000
JDA Software Group, Inc.    07/19/02       32.50         20        13,000
Lightbridge, Inc.           10/18/02       10.00         10           650
Lightbridge, Inc.           10/18/02       12.50         25           625
Manor Care, Inc.            08/16/02       22.50         30         4,200
Manor Care, Inc.            08/16/02       25.00         60         3,000
Manor Care, Inc.            08/16/02       27.50         25           625
Mercury General
   Corporation              09/20/02       50.00         10         1,200
Meridian Gold, Inc.         07/19/02       12.50         30        11,100
Meridian Gold, Inc.         07/19/02       15.00         15         2,550

8. CALL OPTIONS WRITTEN (CONTINUED)

                           Expiration    Exercise    Number of     Market
Common Stock                  Date        Price      Contracts     Value
------------               ----------    --------    ---------     ------
Meridian Gold, Inc.         07/19/02      $17.50         40      $  2,800
Meridian Gold, Inc.         07/19/02       20.00         10           100
Meridian Gold, Inc.         10/18/02       17.50         10         2,200
Meridian Gold, Inc.         10/18/02       20.00         10         1,200
Net2Phone, Inc.             07/19/02        5.00         30           900
Net2Phone, Inc.             10/18/02        5.00         20           900
Newfield Exploration
   Company                  09/20/02       35.00         30         9,900
Newfield Exploration
   Company                  09/20/02       40.00         15         1,425
Noble Energy, Inc.          08/16/02       35.00         20         5,000
Noble Energy, Inc.          08/16/02       40.00         20           800
Oceaneering
   International, Inc.      07/19/02       22.50         20         7,800
Oceaneering
   International, Inc.      07/19/02       25.00         55        10,175
Oceaneering
   International, Inc.      10/18/02       22.50         30        14,400
Oceaneering
   International, Inc.      10/18/02       25.00         30        14,400
Omnicare, Inc.              07/19/02       27.50         10           550
Omnicare, Inc.              09/20/02       27.50         10         1,000
Petroleum Geo-Services
   ASA (PGS) ADR            08/16/02        5.00         50           750
Pride International, Inc.   07/19/02       12.50         15         4,500
Pride International, Inc.   07/19/02       15.00         35         4,200
Sharper Image Corporation   08/16/02       20.00         30         5,100
ShopKo Stores, Inc.         07/19/02       17.50         50        13,500
ShopKo Stores, Inc.         09/20/02       17.50         10         3,100
ShopKo Stores, Inc.         09/20/02       20.00         20         3,400
ShopKo Stores, Inc.         09/20/02       22.50         20         1,500
ShopKo Stores, Inc.         12/20/02       20.00         10         2,400
ShopKo Stores, Inc.         12/20/02       22.50         10         1,550
Smith International, Inc.   07/19/02       55.00         20        26,400
Smith International, Inc.   07/19/02       60.00         15        13,050
Smith International, Inc.   10/18/02       65.00         15        12,450
Spectrian Corporation       08/16/02       12.50         10           400
Spectrian Corporation       08/16/02       10.00          5           550
Stone Energy Corporation    09/20/02       40.00         15         3,675
Tetra Tech, Inc.            09/20/02       12.50         50        13,000
Too, Inc.                   08/16/02       30.00         30         5,850
Tower Automotive, Inc.      08/16/02       10.00         15         4,950
Tower Automotive, Inc.      08/16/02       12.50         70         9,800
Tower Automotive, Inc.      11/15/02       12.50         10         2,050
UnitedStates Steel
   Corporation              07/19/02       17.50         35         7,875
United States Steel
   Corporation              07/19/02       20.00         20         1,000
United States Steel
   Corporation              10/18/02       20.00         40         5,800
United States Steel
   Corporation              10/18/02       22.50         10           600
Wolverine World Wide,
   Inc.                     09/20/02       15.00         20         5,000
Wolverine World Wide,
   Inc.                     09/20/02       17.50         20         2,400
York International
   Corporation              08/16/02       35.00         20         2,200
York International
   Corporation              11/15/02       35.00         10         2,200
                                                                 --------
Total call options outstanding (premiums received, $695,025)     $530,810
                                                                 ========

--------------------------------------------------------------------------------
                                       131

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

SERIES Q PUT OPTIONS WRITTEN
                           Expiration    Exercise    Number of     Market
Common Stock                  Date        Price      Contracts     Value
------------               ----------    --------    ---------     ------
Cirrus Logic, Inc.          09/20/02      $12.50         10       $5,000
Earthlink, Inc.             07/19/02       10.00          5        1,550
                                                                 -------
Total put options outstanding (premiums received, $7,328)         $6,550
                                                                 =======

     Transactions in options written for Series Q for the period ended June 30,
2002 were as follows:

CALL OPTIONS WRITTEN
                                 Number of       Premium
                                 Contracts       Amount
                                -----------     ---------
Balance at December 31, 2001         2,420       $617,557
Opened                               7,944      1,722,443
Bought Back                         (5,950)    (1,353,679)
Expired                               (822)      (138,872)
Exercised                             (738)      (152,424)
                                ----------     ----------
Balance at June 30, 2002             2,854     $  695,025
                                ==========     ==========

PUT OPTIONS WRITTEN
                                 Number of       Premium
                                 Contracts       Amount
                                -----------     ---------
Balance at December 31, 2001             5         $1,485
Opened                                  90         19,209
Bought Back                            (60)        (9,015)
Expired                                  -              -
Exercised                              (20)        (4,351)
                                ----------     ----------
Balance at June 30, 2002                15     $    7,328
                                ==========     ==========

     The following options written were outstanding for Series V at June 30,
2002:

CALL OPTIONS WRITTEN
                           Expiration    Exercise    Number of     Market
Common Stock                  Date        Price      Contracts     Value
------------               ----------    --------    ---------     ------
JDA Software Group, Inc.    07/19/02      $30.00        350     $  49,000
Kinder Morgan, Inc.         08/16/02       55.00        220             0
Ocean Energy, Inc.          08/16/02       20.00        540       110,700
                                                               ----------
Total call options outstanding (premiums received, $205,515)    $ 159,700
                                                               ==========

PUT OPTIONS WRITTEN
                           Expiration    Exercise    Number of     Market
Common Stock                  Date        Price      Contracts     Value
------------               ----------    --------    ---------     ------
Kerr-McGee Corporation      10/18/02      $55.00         195     $   78,000
Mirant Corporation          11/15/02        7.50       1,420        241,400
TMP Worldwide, Inc.         07/19/02       22.50         445         86,775
Veritas DGC, Inc.           08/16/02       12.50         785         82,425
Williams Companies, Inc.    08/16/02       12.50         870        556,800
                                                                -----------
Total put options outstanding (premiums received, $482,483)      $1,045,400
                                                                ===========

     Transactions in options written for Series V for the period ended June 30,
2002 were as follows:

CALL OPTIONS WRITTEN
                                 Number of       Premium
                                 Contracts       Amount
                                -----------     ---------
Balance at December 31, 2001           615      $ 110,371
Opened                               1,800        320,769
Bought Back                             --             --
Expired                               (510)       (85,603)
Exercised                             (795)      (140,022)
                                ----------     ----------
Balance at June 30, 2002             1,110      $ 205,515
                                ==========     ==========

SERIES V PUT OPTIONS WRITTEN
                                 Number of       Premium
                                 Contracts       Amount
                                -----------     ---------
Balance at December 31, 2001           251      $  61,605
Opened                               5,968        756,689
Bought Back                             --             --
Expired                             (1,403)      (207,076)
Exercised                           (1,101)      (128,735)
                                ----------     ----------
Balance at June 30, 2002             3,715      $ 482,483
                                ==========     ==========

9. FEDERAL TAX MATTERS

     At December 31, 20021, the following funds have capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:

                                                  DEFERRED
                  CAPITAL LOSS                  POST-OCTOBER
                   CARRYOVERS     EXPIRES IN       LOSSES
                   ----------     ----------       ------
Series A         $ 34,992,950       2009                 --

Series B         $220,447,557       2008         $8,620,104
                   5,097,9849       2009
                 ------------
                 $225,545,405
                 ============

Series D            7,407,399       2009         $3,204,996

Series E         $  8,176,210       2002                 --
                      427,622       2004
                    3,286,357       2005
                      389,008       2007
                    9,322,945       2008
                 ------------
                 $ 21,602,142
                 ============

Series G         $     80,073       2008                 --
                      489,691       2009
                 ------------
                 $    569,764
                 ============

Series H         $    588,735       2008                 --
                    2,046,119       2009
                 ------------
                 $  2,634,854
                 ============

Series I         $    872,084       2008         $   79,461
                    3,709,592       2009
                 ------------
                 $  4,581,676
                 ============

Series K         $    562,492       2007         $  187,536
                      167,086       2008
                      181,316       2009
                 ------------
                 $    800,894
                 ============

Series L         $  5,058,642       2009         $  533,269

Series M         $  2,697,057       2009         $  340,118

Series N         $    233,179       2009         $  152,279

Series P         $    461,190       2008         $  307,019
                      743,516       2009
                 ------------
                 $  1,204,706
                 ============

Series S         $  4,851,442       2009         $2,160,245

--------------------------------------------------------------------------------
                                       132

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002

9. FEDERAL TAX MATTERS (CONTINUED)

Series T         $     68,476       2008         $  199,775
                   10,040,453       2009
                 ------------
                 $ 10,108,929
                 ============

Series W         $     46,888       2008         $  199,775
                    3,823,461       2009
                 ------------
                 $  3,870,349
                 ============

Series X         $ 11,328,093       2008                 --
                   41,764,811       2009
                 ------------
                 $ 53,092,904
                 ============

Series Y         $     91,338       2007                 --
                    4,034,029       2008
                    5,673,178       2009
                 ------------
                 $  9,798,545
                 ============

      The tax character of distributions paid during the period ended June 30,
2002 and the year ended December 31, 2001 was the same as financial statement purposes, except for the following series:

Distributions from:
                       ORDINARY       LONG-TERM                        RETURN
                        INCOME      CAPITAL GRAIN      SUBTOTAL       OF CAPITAL        TOTAL
                        ------      -------------      --------       ----------        -----
2002
----
Series O ........    $  2,387,838    $  4,477,198    $  6,865,036    $         --    $  6,865,036

                       ORDINARY       LONG-TERM                        RETURN
                        INCOME      CAPITAL GRAIN      SUBTOTAL       OF CAPITAL        TOTAL
                        ------      -------------      --------       ----------        -----
2001
----
Series A ........    $  1,762,351    $105,549,120    $107,311,471    $         --    $107,311,471
Series D ........      14,851,469      64,694,687      79,546,156         161,576      79,707,732
Series J ........         242,238      74,974,041      75,216,279              --      75,216,279
Series L ........          83,874              --          83,874              --          83,874
Series M ........              --         216,401         216,401         785,033       1,001,434
Series N ........       2,620,756       6,574,774        9195,530              --       9,195,530
Series O ........       3,607,355      15,343,958      18,951,313              --      18,951,313
Series Q ........         753,812         435,120       1,188,932              --       1,188,932
Series Q ........         753,812         435,120       1,188,932              --       1,188,932
Series S ........              --      10,986,247      10,986,247              --      10,986,247
Series V ........       2,941,517       3,174,166       6,115,683              --       6,115,683
Series W ........          42,022              --          42,022           4,315          46,337

10. SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, certain of the Series may lend portfolio securities representing up to 33 1/3% of the value of total assets
(which includes collateral received for securities on loan) to bro-ker/dealers, institutional investors, or other persons. As with other extensions of credit, there may be risks of delay in recovery of the secu-rities or even loss of rights in the collateral should the borrower of the security fail financially.
The market value of the securities on loan at June 30, 2002, the amount of cash received as collateral held at June 30, 2002 and income generated during the period ended June 30, 2002, from the program were as follows:

                                       MARKET VALUE OF COLLATERAL (MONEY
                    MARKET VALUE OF      MARKET INSTRUMENT) PURCHASED       INCOME RECEIVED FROM
                   LOANED SECURITIES          WITH CASH RECEIVED             SECURITIES LENDING
                   -----------------          ------------------             ------------------
Series G ........      $1,539,078                 $1,601,565                       $ 2,007
Series I ........       1,585,348                  1,668,737                         8,497
Series L ........         314,365                    326,846                         3,403
Series M ........       1,969,161                  2,070,769                         5,111
Series N ........       7,451,991                  7,689,709                        19,387
Series O ........         487,202                    571,585                         4,787
Series T ........       2,344,359                  2,428,287                         5,205

--------------------------------------------------------------------------------
                                       133

DIRECTOR DISCLOSURE (UNAUDITED)
JUNE 30, 2002

                                                                                                                    NUMBER OF
                                                                         PRINCIPAL                                  PORTFOLIOS IN
NAME,                       POSITION(S)       TERM OF                    OCCUPATION(S)                              FUND COMPLEX
ADDRESS AND                 HELD WITH         OFFICE AND                 DURING THE PAST                            OVERSEEN BY
AGE                         THE FUND          LENGTH OF TIME SERVED      5 YEARS                                    THE DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.        Director**        1994 to present***         Business broker,                                   40
One Security Benefit Place                                                Griffith & Blair Realtors
Topeka, KS  66636-0001                                                   Manager, Star Sign,Inc.
55

Penny A. Lumpkin            Director**        1993 to present***         President, Vivian's Gift Shop                      40
One Security Benefit Place                                               Vice President, Palmer Companies, Inc.
Topeka, KS  66636-0001                                                   Vice President, Bellairre Shopping Center
62                                                                       Partner, Goodwin Ent.
                                                                         Partner, PLB
                                                                         Partner, Town Crier
                                                                         Vice President and Treasurer, Palmer News, Inc.
                                                                         Vice President, M/S News, Inc.
                                                                         Secretary, Kansas City Periodicals

Mark L. Morris, Jr.         Director**        1991 to present***         Independent Investor, Morris Co.                   40
One Security Benefit Place                                               Partner, Mark Morris Associates
Topeka, KS  66636-0001
67

Maynard F. Oliverius        Director          1998 to present***         President & CEO, Stormont Vail HealthCare          40
One Security Benefit Place
Topeka, KS  66636-0001
58

John D. Cleland             Chairman of the   February 2000 to present   Sr. Vice President and Managing Member             40
One Security Benefit Place.  Board            1991 to present***           Representative, Security Management Company, LLC
Topeka, KS 66636-0001       Director*                                      Sr. Vice President, Security Benefit Group, Inc.
65                                                                       Sr. Vice President, Security Benefit Life Insurance Co.
                                                                         Director & Vice President, Security Distributors, Inc.

James R. Schmank            President         February 2000 to present   President and Managing Member Representative,      40
One Security Benefit Place  Director*         1997 to present***           Security Management Company, LLC
Topeka, KS 66636-0001                                                    Sr. Vice President, Security Benefit Group, Inc.
48                                                                       Sr. Vice President, Security Benefit Life Insurance Co.
                                                                         Director, Security Distributors, Inc.

*These directors are deemed to be "interested persons" of the Funds under the
Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.
**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.
***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

The statement of additional information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling
1-800-888-2461.
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SECURITY FUNDS
OFFICERS AND DIRECTORS
----------------------
DIRECTORS
---------
Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank
OFFICERS
--------
John D. Cleland, CHAIRMAN OF THE BOARD
James R. Schmank, PRESIDENT
Terry A. Milberger, VICE PRESIDENT
Cindy L. Shields, VICE PRESIDENT
Steven M. Bowser, VICE PRESIDENT
James P. Schier, VICE PRESIDENT
David Toussaint, VICE PRESIDENT
Christopher L. Phalen, VICE PRESIDENT
Amy J. Lee, SECRETARY
Christopher D. Swickard, ASSISTANT SECRETARY
Brenda M. Harwood,TREASURER
Jana R. Selley, COMPLIANCE OFFICER

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN
THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH
CONTAINS DETAILS CONCERNING THE SALES CHARGES AND OTHER PERTINENT
INFORMATION.

SECURITY DISTRIBUTORS, INC.
One Security Benefit Place
Topeka, KS 66636-0001

PRESORTED STANDARD
U.S. POSTAGE PAID
MINNEAPOLIS, MN
PERMIT NO. 4656

SDI 425 (R6-02)                                                      46-04252-01